EXHIBIT 99.3

AMC Exception Grades

Exception Grades

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable	Scope
xxxxxx	795373	xxxxxx	29029960	xxxxxx	09/13/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-09-15): A title supplement with the policy amount matching the Note was provided.	09/15/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795373	xxxxxx	29030005	xxxxxx	09/13/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-09-14): Approval provided	09/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795373	xxxxxx	29030181	xxxxxx	09/13/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established)	Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan.	Escrows are required to be established on HPML loans.	Reviewer Comment (2023-09-18): Client elects to waive. SOL 1 year expires xxxxxx	09/18/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	If escrow was established before consummation for one impound item but not the other (e.g. taxes but not insurance), cure available by escrowing item that was not previously included. Proof of new escrow setup required.
																																	If no escrow account was established at or before consummation, no cure available.	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795373	xxxxxx	29030182	xxxxxx	09/13/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.46752% or Final Disclosure APR of 9.45600% is equal to or greater than the threshold of APOR 6.96% + 1.5%, or 8.46000%. Non-Compliant Higher Priced Mortgage Loan.	Escrows are required to be established on HPML loans.		Reviewer Comment (2023-09-18): Client elects to waive. SOL 1 year expires xxxxxx			09/18/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795373	xxxxxx	29030183	xxxxxx	09/13/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Lender name on appraisal differs from the Lender name on the Note.		Reviewer Comment (2023-09-12): Client elects to waive			09/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795373	xxxxxx	29030184	xxxxxx	09/13/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.21578% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .21578%).			Reviewer Comment (2023-09-12): Client elects to waive			09/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	797045	xxxxxx	29344201	xxxxxx	11/01/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx Disaster End date: xxxxxx			Reviewer Comment (2023-11-07): Property condition report in file dated xxxxxx with no damage. Further, disaster is > 12 months old.	11/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797045	xxxxxx	29344369	xxxxxx	11/01/2023	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. AVM provided. The supporting secondary valuation is missing. Sec ID: 53	Note date: xxxxxx; Lien Position: 2		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-11-12): An additional AVM from another company was provided. Reviewer Comment (2023-11-02): Client elects to waive	11/12/2024			1	D	A	A	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797045	xxxxxx	29344411	xxxxxx	11/01/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.67944% or Final Disclosure APR of 10.94200% is equal to or greater than the threshold of APOR 7.15% + 3.5%, or 10.65000%. Non-Compliant Higher Priced Mortgage Loan.	Appraisal not obtained by physical visit to property.		Reviewer Comment (2023-12-07): Client elects to waive. SOL 1 year expires xxxxxx Reviewer Comment (2023-11-16): A property condition report is not acceptable.			12/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797045	xxxxxx	29344412	xxxxxx	11/01/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.			Reviewer Comment (2023-10-31): Client elects to waive			10/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797045	xxxxxx	29344413	xxxxxx	11/01/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property.			Reviewer Comment (2023-12-07): Client elects to waive. SOL 1 year expires xxxxxx			12/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	797045	xxxxxx	29344414	xxxxxx	11/01/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan.		Reviewer Comment (2023-11-24): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2023-11-22): SitusAMC did not receive LOE to borrower which accompanied the xxxxxx Corrected CD. Received a Property condition report which would not address. Reviewer Comment (2023-11-10): Missing LOE which accompanies the xxxxxx Corrected CD to finaklize.		11/24/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	C	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	797045	xxxxxx	29344415	xxxxxx	11/01/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	Amount of Estimated Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on xxxxxx are underdisclosed		Reviewer Comment (2023-12-07): SitusAMC Received PCCD and LOE Reviewer Comment (2023-11-13): SitusAMC received Post CD. However, we would also require letter of explanation in order to cure the exception. Kindly provide LOX in order to cure the exception. Reviewer Comment (2023-11-10): SitusAMC received PCCD. Missing LOE to borrower.		12/07/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	C	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	811582	xxxxxx	30770061	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2024-06-21): Flood Cert provided	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811582	xxxxxx	30770065	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Provide the Fraud Report for both borrowers.		Reviewer Comment (2024-06-21): Cleared Fraud Report provided	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811582	xxxxxx	30770067	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2024-06-24): Tax rate with tax rate provided	06/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811582	xxxxxx	30770074	xxxxxx	06/18/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide ownership and ownership % in the business xxxxxx. Business funds used to qualify are calculated based on the borrower’s percentage of ownership in the company.		Reviewer Comment (2024-06-21): Access provided	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811582	xxxxxx	30770098	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Property inspected post disaster but pre-FEMA declaration of disaster end date.	Reviewer Comment (2024-07-31): Client elects to waive. PDI provided dated xxxxxx: No Damage			07/31/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811582	xxxxxx	30770164	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx , Borrower: xxxxxx			Reviewer Comment (2024-06-24): ACH provided	06/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811582	xxxxxx	30777009	xxxxxx	06/18/2024	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided	Foreign national borrowers without qualifying U.S. credit (Including borrowers without a valid Social Security number and borrowers with or without an Individual Tax Identification Number) must provide evidence of two (2) open tradelines reporting for two (2) years with activity in the most recent 12 months. No derogatory credit history is permitted within the 2-year history under review. Alternative Tradelines consisting of two of the following:
o Credit Reference letter(s) from a verified financial institutions in the borrower’s country of origin
▪ A reference letter must be from an internationally known financial institution.
▪ Each letter of reference must state the type and length of the relationship, how the account is held, payment amount, outstanding balance and status of account including a minimum 12-month payment history.
▪ A single reference source may provide verification of multiple accounts. Individual account detail must be provided.
▪ The letter must mention the borrower by name.
▪ Name, title & contact information of the person signing the letter must be included.
▪ Currency must be converted to U.S. Dollars and signed and dated by certified translator.
▪ All documents must be translated into English.
o Credit Card Statements – minimum of twelve (12) recent credit card statements reflecting a timely payment history.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-08-15): Client elects to waive with verified compensation factors

Reviewer Comment (2024-07-31): Condition is valid and cannot be cancelled. 12 months bank statements located in file. The other letter is from the bank for a financial bank account. The guidelines say the borrower needs credit tradelines that can be verified by a credit reference letter. xxxxxx is a bank account and not a credit account. Provide 1 additional alternative credit line. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-07-15): The only document uploaded again that was also uploaded on xxxxxx was xxxxxx statement xxxxxx from xxxxxx xxxxxx 24 which does not meet any of the alternative credit requirements.

Reviewer Comment (2024-07-12): The requested document was not received. Please try uploading again. Exception remains.
																	08/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811582	xxxxxx	30808950	xxxxxx	06/18/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.	Debt Service Coverage is available to experienced investors purchasing or refinancing investment properties to hold for business purposes.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-07-26): Client elects to waive with verified compensation factors

Reviewer Comment (2024-07-11): The investor provided us with the xxxxxx guidelines dated 3.14.2024 which is what the loan was reviewed to. Page 19 reflects the commentary within the exception and provided in previous comments. Exception cannot be cancelled. If the loan needs to be re-underwritten to different guidelines, this will need to be provided by the investor.

Reviewer Comment (2024-07-11): xxxxxx 3.2024 xxxxxx Guidelines do address experience. The exception comments are directly from the guidelines. See page 19. Under Income: Debt Service Coverage: Debt Service Coverage is available to experienced investors purchasing or refinancing investment properties to hold for business purposes. Owning a primary residence only is not evidence of experience.

Reviewer Comment (2024-06-24): The subject property is a purchase transaction. Further, there is no evidence borrower has any ownership in any additional investment properties within the past 36 months.
																	07/26/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811582	xxxxxx	30809080	xxxxxx	06/18/2024	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided	The currency converter is not for the most recent ending balance for account xxxxxx. The most recent ending balance as of xxxxxx is $1,320,696.14 in xxxxxx. Per guidelines, the currency converter must come from xxxxxx.com or Wall Street Journal. It cannot be provided by the banker.	Reviewer Comment (2024-07-15): Updated bank statement through xxxxxx for account xxxxxx provided along with currency converter to match ending balance.

Reviewer Comment (2024-07-11): The xxxxxx statement provided in trailing documents is not for for account xxxxxx.It is for account xxxxxx and is through xxxxxx . Please review the statements in file. There is a xxxxxx statement from xxxxxx xxxxxx 24 for xxxxxx and then a VOD from the bank with the most recent balance as of xxxxxx which reflects $1,320,693.14 in xxxxxx. Provide the xxxxxx.com or Wall Street Journal exchange for this figure.

Reviewer Comment (2024-07-11): The same documents were provided that were in file at time of review. Please review the original condition. The currency converter is not for the most recent ending balance for account xxxxxx. The most recent ending balance as of xxxxxx is $1,320,696.14 in xxxxxx. Per guidelines, the currency converter must come from XE.com or Wall Street Journal. It cannot be provided by the banker.
															07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811582	xxxxxx	30809132	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-07-26): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-20): Lender would like to waive			07/26/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811582	xxxxxx	30809150	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		Items xxxxxx for primary residence was not completed.		Reviewer Comment (2024-06-21): Updated NOO provided	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814218	xxxxxx	30828227	xxxxxx	06/20/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of $2,335,232.67 is under disclosed by $116.20 compared to the calculated total of payments of $2,335,348.87 which exceeds the $100.00 threshold. (Final xxxxxx)	The disclosed Total of Payments in the amount of $2,335,232.67 is under disclosed by $116.20 compared to the calculated total of payments of $2,335,348.87.		Reviewer Comment (2024-07-23): SitusAMC received PCCD, LOE, copy of refund check and proof of mailing. Reviewer Comment (2024-07-09): SitusAMC received Corrected CD, LOE to borrower and copy of cure refund for $116.00. The total underdisclosure was $116.20 which must be refunded in full to cure the underdisclosure violation. Additionally missing proof of mailing. Please provide copy of proof of mailing of the $116.00 check, copy of additional cure refund of $0.20 to borrower and proof of mailing to finalize cure.		07/23/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	814218	xxxxxx	30833736	xxxxxx	06/20/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		The mortgagee clause does not reflect ISAOA on the FAIR Plan policy.		Reviewer Comment (2024-07-10): Updated policy provided Reviewer Comment (2024-07-03): The screen shot provided is not acceptable. The Fair Plain Policy only reflects the mortgagee. It is missing the ISAOA. Reviewer Comment (2024-06-21): The same policy was provided that was in file at time of review. Please review original condition. The mortgagee clause does not reflect ISAOA on the FAIR Plan policy.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814218	xxxxxx	30834209	xxxxxx	06/20/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.59870% exceeds Guideline total debt ratio of 50.00000%.	Per the third party documentation, the borrower's business is a product import business, which would be considered a product based business; therefore, required to use a 40% expense factor. The lender used 20% expense factor to qualify the loan.	Reviewer Comment (2024-07-22): The investor waived an exception to use the 20% expense factor rather than 40% for a product-based business as required by guidelines.

Reviewer Comment (2024-07-10): Lender would like to waive. Assigned to investor.

Reviewer Comment (2024-07-03): The lender explanation is not acceptable. Per the Articles or Org, business reflects product import. The internet search and review of the company website reflects they are also a manufacturer of products noting they design the products. They have 3 locations: xxxxxx. Also based on the guideline definition, this would be deemed a product based business.
															07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814218	xxxxxx	30834216	xxxxxx	06/20/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Per the third party documentation, the borrower's business is a product import business, which would be considered a product based business; therefore, required to use a 40% expense factor. The Lender used 20% expense factor to qualify the loan.	Reviewer Comment (2024-07-22): The investor waived an exception to use the 20% expense factor rather than 40% for a product-based business as required by guidelines.

Reviewer Comment (2024-07-10): Lender would like to waive. Assigned to investor.

Reviewer Comment (2024-07-03): The lender explanation is not acceptable. Per the Articles or Org, business reflects product import. The internet search and review of the company website reflects they are also a manufacturer of products noting they design the products. They have 3 locations: xxxxxx. Also based on the guideline definition, this would be deemed a product based business.
															07/22/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	814218	xxxxxx	30834217	xxxxxx	06/20/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Per the third party documentation, the borrower's business is a product import business, which would be considered a product based business; therefore, required to use a 40% expense factor. The Lender used 20% expense factor to qualify the loan.	Reviewer Comment (2024-07-22): The investor waived an exception to use the 20% expense factor rather than 40% for a product-based business as required by guidelines.

Reviewer Comment (2024-07-10): Lender would like to waive. Assigned to investor.

Reviewer Comment (2024-07-03): The lender explanation is not acceptable. Per the Articles or Org, business reflects product import. The internet search and review of the company website reflects they are also a manufacturer of products noting they design the products. They have 3 locations: xxxxxx. Also based on the guideline definition, this would be deemed a product based business.
															07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814218	xxxxxx	30834218	xxxxxx	06/20/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.59870% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Per the third party documentation, the borrower's business is a product import business, which would be considered a product based business; therefore, required to use a 40% expense factor. The Lender used 20% expense factor to qualify the loan.	Reviewer Comment (2024-07-22): The investor waived an exception to use the 20% expense factor rather than 40% for a product-based business as required by guidelines.

Reviewer Comment (2024-07-10): Lender would like to waive. Assigned to investor.

Reviewer Comment (2024-07-03): The lender explanation is not acceptable. Per the Articles or Org, business reflects product import. The internet search and review of the company website reflects they are also a manufacturer of products noting they design the products. They have 3 locations: xxxxxx. Also based on the guideline definition, this would be deemed a product based business.
															07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814218	xxxxxx	30891824	xxxxxx	06/20/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The Profit and Loss (P&L) must be prepared by a Third Party Certified Public Account (CPA), an IRS Enrolled Agent (EA), or a CTEC registered tax preparer. The preparer is a PTIN.		Reviewer Comment (2024-07-03): CTEC registration and license provided Reviewer Comment (2024-07-03): No new documents received for this condition. Please try uploading again.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814218	xxxxxx	31182193	xxxxxx	07/22/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines require a 40% expense factor for product based businesses but the Lender used a 20% expense factor.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-22): The client elects to waive.			07/22/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816319	xxxxxx	31044124	xxxxxx	07/03/2024	Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided		Provide the Trust Agreement for xxxxxx. Account #xxxxxx is held in the name of an LLC which is owned 100% by this Trust.		Reviewer Comment (2024-07-23): Received Trust Agreement. Exception cleared.	07/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816319	xxxxxx	31044130	xxxxxx	07/03/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		If the Guarantor does not own a primary residence, a verification of rent will also be required (VOR). Provide the VOR for xxxxxx. Application reflects Rent.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-08-14): Client elects to waive with verified compensation factors			08/14/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816319	xxxxxx	31044135	xxxxxx	07/03/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance does not name lender as mortgagee		Per guidelines, the mortgagee should reflect xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-07-10): Client elects to waive with verified compensation factors			07/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814878	xxxxxx	30982261	xxxxxx	07/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bylaws not provided				Reviewer Comment (2024-07-11): Received Bylaws. Exception cleared.	07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	814878	xxxxxx	30982998	xxxxxx	07/03/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception: Square Footage requirement not met. xxxxxx does not meet minimum requirement of 400 sq ft.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-02): Client elects to waive with verified compensation factors			07/02/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	814878	xxxxxx	31033468	xxxxxx	07/03/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	xxxxxx for primary residence does not appear on the credit report per fraud report. Pending receipt of 6 months pay history, VOM and copy of original note.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-09): Client elects to waive with verified compensation factors

Reviewer Comment (2024-09-09): Received evidence the Mutual of xxxxxx and xxxxxx mortgage are one in the same (reverse mortgage). Still pending receipt of the original Note which is a guideline requirement. Mortgage statement is not acceptable nor DOT.

Reviewer Comment (2024-09-06): Received mortgage statements and credit supplement for reverse mortgage with xxxxxx would not have payment history nor VOM as payments are not required. Copy of the Note is also required. Note provided is not for the primary residence. Further, need evidence the lien with xxxxxx of xxxxxx for $xxxxxxK is paid in full and closed. Does not appear on the borrower's credit report and background report reflects in the borrower's name (FHA loan).

Reviewer Comment (2024-07-18): The application reflects the borrower's mailing address is on xxxxxx. The background report reflects the Guarantor owns this property solely. The mortgage is with xxxxxx of xxxxxx for $xxxxxxK. The mortgage statement provided is for a different property and with xxxxxx Mortgage. Borrower's Driver's License also reflects the property on xxxxxx.

Reviewer Comment (2024-07-12): Received Mortgage Statment is not sufficient, Kindly provided 6 months pay history, VOM and copy of original note.
																	09/09/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	814878	xxxxxx	31033540	xxxxxx	07/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx; Appraiser, xxxxxx, and Loan Officer.		Reviewer Comment (2024-07-12): Received OFAC search. Exception Cleared.	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	814878	xxxxxx	31033837	xxxxxx	07/03/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal was made subject to and the 442 was not provided. Recert of value only in file.		Reviewer Comment (2024-07-18): 442 for repairs provided	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	814878	xxxxxx	31034437	xxxxxx	07/03/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.		Recert of value in file does not have the Effective Date of Appraisal Update completed.		Reviewer Comment (2024-08-05): Updated recert of value provided Reviewer Comment (2024-08-05): The same documents were provided that were in file at time of review. Please review the condition dated xxxxxx . Exception remains. Reviewer Comment (2024-07-24): The same documents were provided that were in file at time of review. Please review the condition dated xxxxxx . Exception remains. Reviewer Comment (2024-07-18): The 442 provided is for the repairs. The condition is requesting the 1004D for recert of value updates.	08/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	814735	xxxxxx	31043269	xxxxxx	07/03/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		Appraisal, PDI, and Title reflect PUD, however the DOT does not reflect a PUD rider attached. Provide the corrected and executed DOT to include the PUD rider, executed PUD rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-08-16): Client elects to waive with verified compensation factors Reviewer Comment (2024-08-14): Received evidence of delivery. Please review previous comments. Pending receipt of LOE to borrower. Reviewer Comment (2024-08-14): Received executed PUD rider. Pending LOE to borrower and evidence of delivery to the borrower. Exception remains. Reviewer Comment (2024-08-06): Received DOT with PUD box checked and LOI. Pending receipt of executed PUD rider, LOE to borrower and evidence of delivery to the borrower.			08/16/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814735	xxxxxx	31394076	xxxxxx	08/16/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.				Reviewer Comment (2024-09-09): CDAIR provided dated xxxxxx No Damage Reviewer Comment (2024-08-21): The same PDI was provided that was in file at time of review. It is dated prior to the disaster start/end dates of xxxxxx.	09/09/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814735	xxxxxx	31621415	xxxxxx	09/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		PPP addendum to the Note was updated to a new term post-close and post-review. Provide the LOE to borrower and evidence of delivery to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-09-10): The client elects to waive.			09/10/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	812881	xxxxxx	30994779	xxxxxx	07/05/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Per the guidelines, a PPP addendum to the note and PPP rider to the DOT is required. The file only contains a PPP addendum to the Note. Provide the corrected and executed DOT adding in the PPP Rider, executed PPP rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-07-30): Per client clarification, a PPP Rider to the DOT is not required if not disclosed on the DOT. Only a PPP rider to the Note is required. Reviewer Comment (2024-07-08): Client elects to waive with verified compensation factors	07/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	812881	xxxxxx	30994781	xxxxxx	07/05/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the credit report for the subject property. Payoff, VOM and 6 months payment history provided. Provide copy of Note.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-07-17): Client elects to waive with verified compensation factors Reviewer Comment (2024-07-15): The Note provided is for the current transaction. A copy of the original Note is required for the lien being paid off.			07/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	812881	xxxxxx	31051271	xxxxxx	07/05/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide correct 1003 for subject property as Investment not sold, retained with correct mortgage.		Reviewer Comment (2024-07-30): Received corrected 1003. Exception cleared. Reviewer Comment (2024-07-23): Provide the full corrected 1003. 1 page is not acceptable.	07/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816025	xxxxxx	31016116	xxxxxx	07/08/2024	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Property was listed for sale on xxxxxx . If a property is listed for sale, the listing must be cancelled prior to the note date.		Reviewer Comment (2024-07-30): Evidence the listing was canceled prior to the Note date was provided.	07/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816025	xxxxxx	31016185	xxxxxx	07/08/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided	Fraud and OFAC searches not run on Settlement Agent, xxxxxx	Reviewer Comment (2024-09-04): Received email from closing team verifying settlement agent name. Exception cleared.

Reviewer Comment (2024-08-29): There is no email from the title company indicating who the agent is. You cannot tell any name by the signature on the HUD. Provide the title email reflecting this is the name of the closing agent.

Reviewer Comment (2024-08-26): Received Participant Detail Report run on xxxxxx, however unable to determine the settlement agent name from the signature on the HUD. Please provide the document to verify the settlement agent. Exception remains.

Reviewer Comment (2024-08-21): Received OFAC Search for xxxxxx however the person signed the document does not match with the name provided on the OFAC, also we are unable to determine the settlement agent name.  Exception remains.

Reviewer Comment (2024-08-06): Fraud and OFAC searches not run on Settlement Agent, xxxxxx. Exception remains.

Reviewer Comment (2024-08-05): No new document received. Please try uploading again.
															09/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814711	xxxxxx	31016756	xxxxxx	07/08/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2024-07-30): GA received. See added condition.	07/30/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814711	xxxxxx	31016758	xxxxxx	07/08/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-08-06): EIN provided Reviewer Comment (2024-07-30): The document provided does not reflect the EIN. An EIN Number is not the same thing as a Nevada State Tax ID Number. An EIN is issued by the IRS. And a Nevada Tax ID Number is issued by the Nevada Department of Taxation.	08/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814711	xxxxxx	31016759	xxxxxx	07/08/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-08-01): Received Good Standing document with pull date. Exception cleared. Reviewer Comment (2024-07-30): The document does not contain a pull date. Just be within 1 year of closing.	08/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814711	xxxxxx	31016778	xxxxxx	07/08/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-07-12): The TPOL was provided.	07/12/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814711	xxxxxx	31017556	xxxxxx	07/08/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $643,500.00 is less than the note amount of $xxxxxx based on the Commitment in file.			Reviewer Comment (2024-07-12): The TPOL was provided.	07/12/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814711	xxxxxx	31062302	xxxxxx	07/08/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Trust Agreement not provided		Provide Trust Agreement for xxxxxx dated xxxxxx which is 100% owner of the Borrowing Entity.		Reviewer Comment (2024-07-16): Trust Agreement provided	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814711	xxxxxx	31062390	xxxxxx	07/08/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA reflects xxxxxx vs xxxxxx.		Reviewer Comment (2024-08-08): Updated CDA provided Reviewer Comment (2024-07-30): Please review the original condition. This is not for the appraisal but the CDA.	08/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814711	xxxxxx	31062410	xxxxxx	07/08/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Reflects different lender on both pre and post close policies. Pre-close policy must reflect accurate information.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-08-13): The client elects to waive. Reviewer Comment (2024-07-30): Corrected post-close policy received. Pre-close policy must reflect accurate information.			08/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814711	xxxxxx	31234348	xxxxxx	07/30/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guarantor Agreement received post-review. The Guarantor Agreement is signed post-close. Per guidelines, the Guarantor Agreement must be signed at closing.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-08-05): Client elects to waive with verified compensation factors			08/05/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814691	xxxxxx	31020398	xxxxxx	07/08/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver	Security Instrument does not contain the Homestead Exemption Waiver.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-08): Client elects to waive			07/08/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	814691	xxxxxx	31020519	xxxxxx	07/08/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	The Appraisal Desk Review Fee was not disclosed on the initial Loan Estimate and was charged $165.00 on the Closing Disclosure dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2024-07-10): SitusAMC: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	814691	xxxxxx	31020520	xxxxxx	07/08/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $65.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee increased from $65.00 on the Loan Estimate dated xxxxxx to $550.00 on the Closing Disclosure dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2024-07-10): SitusAMC received valid Changed Circumstance dated xxxxxx	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	814691	xxxxxx	31020521	xxxxxx	07/08/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $136.50 exceeds tolerance of $59.00. Insufficient or no cure was provided to the borrower. (7520)	The Credit Report Fee increased from $59.00 on the Closing Disclosure dated xxxxxx to $136.50 on the Closing Disclosure dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2024-07-10): SitusAMC: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	814691	xxxxxx	31020522	xxxxxx	07/08/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $90.95 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7571)	The Verification of Employment Fee was not disclosed on the initial Loan Estimate and was charged $90.95 on the Closing Disclosure dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2024-07-10): SitusAMC: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	814691	xxxxxx	31053422	xxxxxx	07/08/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $70,872.24 is over disclosed by $150.00 compared to the calculated Amount Financed of $70,722.24 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The lender did not include the appraisal management fee of $150 in the finance charges.		Reviewer Comment (2024-08-13): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission. Reviewer Comment (2024-07-15): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing. To finalize cure on this exception, must provide proof of reopening of rescission to all consumers as this is a Material Disclosure violation on a rescindable transaction.		08/13/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	814691	xxxxxx	31053423	xxxxxx	07/08/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $171,067.29 is under disclosed by $150.00 compared to the calculated Finance Charge of $171,217.29 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The lender did not include the appraisal management fee of $150 in the finance charges.		Reviewer Comment (2024-08-13): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission. Reviewer Comment (2024-07-15): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing. To finalize cure on this exception, must provide proof of reopening of rescission to all consumers as this is a Material Disclosure violation on a rescindable transaction.		08/13/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	814691	xxxxxx	31080510	xxxxxx	07/10/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)			Reviewer Comment (2024-07-10): Sufficient Cure Provided At Closing		07/10/2024		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	814691	xxxxxx	31080511	xxxxxx	07/10/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $136.50 exceeds tolerance of $59.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2024-07-10): Sufficient Cure Provided At Closing		07/10/2024		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	814691	xxxxxx	31080512	xxxxxx	07/10/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $90.95 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7571)			Reviewer Comment (2024-07-10): Sufficient Cure Provided At Closing		07/10/2024		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	813753	xxxxxx	31054187	xxxxxx	07/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines require foreign assets to be transferred to a xxxxxx account in the borrower's name at least 10 days prior to closing or verified funds received directly to the closing agent with the wire transfer to include bank name, account holder name, and account number. The funds were not transferred to a xxxxxx account in the borrower's name and wired directly the closing agent; however, the wire confirmation did not provide the required information. Investor exception in file for not transferring at least 10 days prior to closing.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-07-09): Client elects to waive with verified compensation factors			07/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813753	xxxxxx	31054235	xxxxxx	07/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent is missing. In addition, only the Summary of Findings was provided. The full fraud report is required for both borrowers.		Reviewer Comment (2024-08-15): Received Fraud Report for both borrowers and OFAC search for Settlement Agent. Exception cleared.	08/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813753	xxxxxx	31054415	xxxxxx	07/09/2024	Credit	Missing Document	General	Missing Document	Missing Document: Citizenship Affidavit not provided				Reviewer Comment (2024-09-04): Affidavits provided Reviewer Comment (2024-09-04): No new documents were uploaded in file. Please provide the documents as requested on the original condition. Exception remains.	09/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813753	xxxxxx	31074440	xxxxxx	07/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Business Purpose Cert and Occupancy Cert are not executed by B2, xxxxxx that lives in a different county than Borrower 1.		Reviewer Comment (2024-08-22): OCC provided Reviewer Comment (2024-08-21): No new documents received. Please try uploading the NOO for B2 again. Reviewer Comment (2024-08-21): No new documents received. However, please review comments from xxxxxx Received BP cert for B2. Pending receipt of Occupancy Cert for B2. Reviewer Comment (2024-08-20): No new documents received. Please try uploading again. Reviewer Comment (2024-08-06): Received BP cert for B2. Pending receipt of Occupancy Cert for B2.	08/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816454	xxxxxx	31041981	xxxxxx	07/09/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-07-11): COGS provided	07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816454	xxxxxx	31075258	xxxxxx	07/09/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Mortgages listed on credit must be within 90 days of the Note date per guidelines. Provide the xxxxxx payment for xxxxxx xxxxxx.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-23): Client elects to waive with verified compensation factors Reviewer Comment (2024-07-11): Lender would like to waive Reviewer Comment (2024-07-11): The investor is the only one allowed to waive conditions with verified compensation factors			07/23/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816454	xxxxxx	31075277	xxxxxx	07/09/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance does not name lender as mortgagee		Per guidelines Mortgagee should read xxxxxx	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-10): Client elects to waive with verified compensation factors			07/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816217	xxxxxx	31056807	xxxxxx	07/11/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $950,000.00 is less than the note amount of $xxxxxx based on the Commitment in file.			Reviewer Comment (2024-07-12): Updated commitment provided	07/12/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816217	xxxxxx	31099041	xxxxxx	07/11/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Cash- Out Seasoning: Is defined as the time difference between application date of the new loan and the property acquisition date. If the property has been owned less than 12 months, but greater than six months, the property value is limited to the lower of the current appraised value or the property’s purchase price plus documented improvements. Documented improvements not in file and lender utilized higher appraised value. Application date xxxxxx . Property Acquisition xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-24): Client elects to waive with verified compensation factors Reviewer Comment (2024-07-17): Lender would like to waive. Assigned to investor. Reviewer Comment (2024-07-17): All exceptions must come from the investor			07/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816217	xxxxxx	31099090	xxxxxx	07/11/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I	Note P&I of $6,093.13 does not match Calculated P&I of $6,816.64	Payment reflects an I/O payment, however the Note does not contain any interest only verbiage nor was an I/O addendum provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-31): The client elects to waive. Reviewer Comment (2024-07-26): Received corrected Note. Pending receipt of LOE to borrower and evidence of delivery to the borrower.			07/31/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816798	xxxxxx	31058256	xxxxxx	07/11/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $144,000.00 is less than the note amount of $xxxxxx based on the Commitment in file.			Reviewer Comment (2024-07-12): Updated commitment provided	07/12/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	816798	xxxxxx	31058281	xxxxxx	07/11/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx			Reviewer Comment (2024-07-12): A Complete Report 1004D was provided.	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	816798	xxxxxx	31095658	xxxxxx	07/11/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Address per Note is xxxxxx. HOI reflects xxxxxx after the address.		Reviewer Comment (2024-07-24): Received Updated HOI policy. Exception Cleared. Reviewer Comment (2024-07-12): Per the Investor's request, the HOI address must match the Note address exactly.	07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	816798	xxxxxx	31095659	xxxxxx	07/11/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Address on Note is xxxxxx. Flood Cert is missing xxxxxx.		Reviewer Comment (2024-07-12): An updated Flood Cert was provided.	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	816798	xxxxxx	31095669	xxxxxx	07/11/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Hazard does not name lender as mortgagee: Per guidelines Mortgagee should read xxxxxx		Reviewer Comment (2024-07-12): The correct mortgagee is on the policy per the Seller.	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	816798	xxxxxx	31098669	xxxxxx	07/11/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines, PPP is not allowed in xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-24): Client elects to waive with verified compensation factors			07/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	816798	xxxxxx	31098698	xxxxxx	07/11/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOM histories on credit must be within 90 days of the Note. Provide the xxxxxx payments for xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-26): Client elects to waive with verified compensation factors			07/26/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	816066	xxxxxx	31085847	xxxxxx	07/16/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Estimate only in file. Must reflect 3 months reserves prepaids collected upfront as FICO is < 700.		Reviewer Comment (2024-08-01): Final stamped settlement statement provided. Interest reserves collect at closing. Reviewer Comment (2024-07-18): The same document was provided that was in file at time of review. The settlement statement provided is an estimate. Provide the final signed/stamped closing statement.	08/01/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816066	xxxxxx	31107670	xxxxxx	07/16/2024	Credit	Guideline	Guideline Issue	Guideline	Housing payment lates are present within 24 months.		Lender Exception - Borrower has 2 mortgage tradelines that were late in the last 12 months. Guidelines state borrower’s mortgage and/or rental history may not reflect any late payments in the last 24 months. Such payments will be reviewed on an exception basis. Investor must approve all exceptions.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-22): The client elects to waive. Reviewer Comment (2024-07-18): Lender would like to waive. Assigned to investor. Reviewer Comment (2024-07-18): Please review the original condition. Investor must approve all exceptions.			07/22/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816066	xxxxxx	31107890	xxxxxx	07/16/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance does not name lender as mortgagee		Per guidelines Mortgagee should read xxxxxx	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-22): The client elects to waive. Reviewer Comment (2024-07-22): The Mortgagee is missing ISAOA/ATIMA.			07/22/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816165	xxxxxx	31121667	xxxxxx	07/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2024-08-05): GA provided	08/05/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	816165	xxxxxx	31121756	xxxxxx	07/19/2024	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx		The qualifying DSCR on the loan is greater than the guideline minimum. Experienced investor owns and manages 1 or more properties for 12 months	Reviewer Comment (2024-08-05): Client elects to waive with verified compensation factors			08/05/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	816165	xxxxxx	31121759	xxxxxx	07/19/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: BPO / Valuation Report date: xxxxxx, Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal and BPO does not reflect xxxxxx.		Reviewer Comment (2024-08-13): Corrected appraisal and BPO were provided.	08/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	816165	xxxxxx	31132448	xxxxxx	07/19/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2024-08-05): Updated HOI provided	08/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	816165	xxxxxx	31166964	xxxxxx	07/19/2024	Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	HOA Information must be Yes on a Condo or PUD.		The appraisal does not note any information regarding PUD or HOA dues. DOT and Title (item 18) reflect PUD.		Reviewer Comment (2024-08-05): Property manager LOE and evidence of HOA dues provided.	08/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	816165	xxxxxx	31167055	xxxxxx	07/19/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.		The policy encumbers multiple properties. Provide the premium breakdown.		Reviewer Comment (2024-08-13): The Agent does not provide a breakdown of the premium so the entire cost was used for the DSCR calculation. Reviewer Comment (2024-08-05): Insurance rebuttal is not acceptable. If the HOI covers more than 1 property, the breakdown is required to calculate the DSCR accurately.	08/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	816165	xxxxxx	31167197	xxxxxx	07/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-08-05): COGS provided	08/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	816165	xxxxxx	31172993	xxxxxx	07/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx; Appraiser, xxxxxx		Reviewer Comment (2024-09-05): Received Fraud and OFAC searches run on Settlement Agent, xxxxxx. Reviewer Comment (2024-08-29): Received Fraud and OFAC searches run on appraiser, xxxxxx. Provide Fraud and OFAC searches run on Settlement Agent, xxxxxx. Exception remains.	09/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	817134	xxxxxx	31122685	xxxxxx	07/19/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The Closing Statement is not signed/stamped certified.		Reviewer Comment (2024-07-22): The Final Settlement Statement was provided.	07/22/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817134	xxxxxx	31122816	xxxxxx	07/19/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	The CDA does not reflect xxxxxx		Reviewer Comment (2024-07-22): An updated CDA was provided.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817134	xxxxxx	31123087	xxxxxx	07/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception Request to proceed with a short term purchase when xxxxxx data does not meet the guidelines requirement of 60 market score and 60% occupancy. Provide the approve exception with comp factors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-22): The client elects to waive.			07/22/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817134	xxxxxx	31166543	xxxxxx	07/19/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance does not name lender as mortgagee		Per guidelines, mortgagee should reflect xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-26): Client elects to waive with verified compensation factors			07/26/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817134	xxxxxx	31166566	xxxxxx	07/19/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.		Reflects TBD	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-18): Client elects to waive			07/18/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813803	xxxxxx	31124119	xxxxxx	07/19/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The closing statement in file is not signed/stamped certified.		Reviewer Comment (2024-07-24): Final signed SS provided	07/24/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813803	xxxxxx	31124127	xxxxxx	07/19/2024	Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided		Accounts xxxxxx are in a Trust. Provide the Trust Agreement.		Reviewer Comment (2024-08-01): Received Trust Agreement. Exception cleared.	08/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813803	xxxxxx	31139477	xxxxxx	07/19/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The file is missing the Prepayment Rider to the DOT required by guidelines. Provide a corrected and executed DOT to include the PPP rider, executed PPP rider, LOE to the borrower, evidence of delivery to borrower, and Lender's Letter of Intent to re-record.	The representative FICO score exceeds the guideline minimum by at least 40 points. Experienced investor owns and manages 1 or more properties for 12 months	Reviewer Comment (2024-07-23): Client elects to waive with verified compensation factors			07/23/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813803	xxxxxx	31141636	xxxxxx	07/19/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the credit report for the subject. Payoff, VOM & 6 months pay history were provided. Provide copy of the original Note.	The representative FICO score exceeds the guideline minimum by at least 40 points. Experienced investor owns and manages 1 or more properties for 12 months	Reviewer Comment (2024-07-30): Client elects to waive with verified compensation factors Reviewer Comment (2024-07-24): Requested documents not received. Please provide documents as requested on the original condition. Exception remains.			07/30/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816898	xxxxxx	31126797	xxxxxx	07/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2024-07-25): Fraud Report provided	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	816898	xxxxxx	31131398	xxxxxx	07/19/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Borrower status	The borrower works for a family member. A borrower may be an officer of a family-operated business, but not an owner. Verification of a borrower’s status should be provided by written confirmation obtained from a CPA or legal counsel per guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

													The representative FICO score is above 680.	Reviewer Comment (2024-08-08): Client elects to waive with verified compensation factors			08/08/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	816898	xxxxxx	31133071	xxxxxx	07/19/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

													The representative FICO score is above 680.	Reviewer Comment (2024-09-05): The client elects to waive. Reviewer Comment (2024-08-19): The HOI Policy still does not ISAOA/ATIMA within the mortgagee. The force-placed insurance letter from the Lender contains this but not the HOI Policy.			09/05/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	816898	xxxxxx	31158077	xxxxxx	07/19/2024	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: xxxxxx // Account Type: Funds from Business Account / Account Number: xxxxxx	AUS requires 2 months		Reviewer Comment (2024-07-25): VOD provided	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813321	xxxxxx	31173895	xxxxxx	07/22/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Paystubs, W-2 (2022), W-2 (2023)	The guidelines require a paystub that reflects the YTD earnings and 2 years of W-2 forms or W-2 transcripts. The file does contain a paystub; however, the paystub does not have the YTD earnings and is in foreign currency without a currency convertor. In addition, the file does not contain the required W-2 forms or W-2 transcripts. The file contains a fully completed WVOE, which is not allowed per the guidelines; however, there is an investor exception to allow the WVOE.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-07-19): Client elects to waive with verified compensation factors			07/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	813321	xxxxxx	31174060	xxxxxx	07/22/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Settlement Agent, xxxxxx.		Reviewer Comment (2024-07-29): Received updated Fraud Report. Exception cleared. Reviewer Comment (2024-07-23): Received Fraud Report however it does not consist the name of Settlement agent xxxxxx.	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	813321	xxxxxx	31174071	xxxxxx	07/22/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		The file contains a refresh report dated xxxxxx , which is not within 10 days of the loan closing date of xxxxxx .		Reviewer Comment (2024-08-02): Received Credit refresh report. Exception cleared. Reviewer Comment (2024-08-01): Received refresh report dated xxxxxx , which is not within 10 days of the loan closing date of xxxxxx . Exception remains.	08/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	812486	xxxxxx	31161969	xxxxxx	07/23/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-08-01): FTP provided	08/01/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	812486	xxxxxx	31179354	xxxxxx	07/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide clear title policy. Blanket mortgage on title.		Reviewer Comment (2024-08-01): Clear FTP provided	08/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	812486	xxxxxx	31179629	xxxxxx	07/23/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-07-22): The client elects to waive			07/22/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	812486	xxxxxx	31179637	xxxxxx	07/23/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The HOI policy reflects the coverage of $xxxxxx. The appraisal does not reflect an estimated new cost and the value is $xxxxxx. There is a shortfall of $20,000. The guidelines do not detail a minimum coverage amount.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-05): Client elects to waive with verified compensation factors

Reviewer Comment (2024-08-01): Comments appear to be for the seller. Further, we were given the 7.2024 xxxxxx guidelines to review to along with the 4.2024 matrix. There isn't a 1.8.2.7.1 section. Provide the RCE.

Reviewer Comment (2024-07-29): The policy does not reflect any extended dwelling replacement cost. The dwelling replacement verbiage just states yes which is not sufficient. Evidence will need to be provided of the ext replacement cost % coverage or the RCE. The guidelines do not state coverage of the loan amount is acceptable.
																	08/05/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	812486	xxxxxx	31179640	xxxxxx	07/23/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The flood certificate reflects the address as xxxxxx; however, the note reflects xxxxxx.		Reviewer Comment (2024-07-29): Updated flood cert provided	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	812489	xxxxxx	31161276	xxxxxx	07/23/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The flood certificate reflects the address as xxxxxx; however, the note reflects xxxxxx.		Reviewer Comment (2024-07-30): Updated flood cert provided	07/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	812489	xxxxxx	31161313	xxxxxx	07/23/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-07-22): The client elects to waive.			07/22/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	812489	xxxxxx	31178203	xxxxxx	07/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide clear title policy. Blanket mortgage on title.		Reviewer Comment (2024-08-01): Clear FTP provided	08/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	812489	xxxxxx	31178286	xxxxxx	07/23/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-08-01): FTP provided	08/01/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	812489	xxxxxx	31178293	xxxxxx	07/23/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The HOI policy reflects the coverage of $xxxxxx. The appraisal does not reflect an estimated new cost and the value is $xxxxxx. There is a shortfall of $20,000. The guidelines do not detail a minimum coverage amount.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-05): Client elects to waive with verified compensation factors Reviewer Comment (2024-08-01): We were given the 7.2024 xxxxxx guidelines to review to along with the 4.2024 matrix. There isn't a 1.8.2.7.1 section. Provide the RCE. Reviewer Comment (2024-07-29): The policy does not reflect any extended dwelling replacement cost. The dwelling replacement verbiage just states yes which is not sufficient. Evidence will need to be provided of the ext replacement cost % coverage or the RCE. The guidelines do not state coverage of the loan amount is acceptable.			08/05/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	812490	xxxxxx	31161233	xxxxxx	07/23/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-08-01): FTP provided	08/01/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	812490	xxxxxx	31161312	xxxxxx	07/23/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-07-22): The client elects to waive.			07/22/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	812490	xxxxxx	31178848	xxxxxx	07/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a blanket mortgage on the title.		Reviewer Comment (2024-08-01): Clear FTP provided	08/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	812490	xxxxxx	31179504	xxxxxx	07/23/2024	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2024-07-29): Flood Cert provided	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	812490	xxxxxx	31183456	xxxxxx	07/23/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The HOI policy reflects the coverage of $xxxxxx. The appraisal does not reflect an estimated new cost and the value is $xxxxxx. There is a shortfall of $20,000. The guidelines do not detail a minimum coverage amount.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-06): Client elects to waive with verified compensation factors Reviewer Comment (2024-08-01): We were given the 7.2024 xxxxxx guidelines to review to along with the 4.2024 matrix. There isn't a 1.8.2.7.1 section. Provide the RCE. Reviewer Comment (2024-07-29): The policy does not reflect any extended dwelling replacement cost. The dwelling replacement verbiage just states yes which is not sufficient. Evidence will need to be provided of the ext replacement cost % coverage or the RCE. The guidelines do not state coverage of the loan amount is acceptable.			08/06/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	817895	xxxxxx	31158540	xxxxxx	07/23/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Provide the xxxxxx		Reviewer Comment (2024-08-14): Received Article of Orgnization. Reviewer Comment (2024-07-29): None of the documents provided are the Articles of Org. The actual filed Articles are required.	08/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817895	xxxxxx	31158541	xxxxxx	07/23/2024	Credit	Missing Document	General	Missing Document	Missing Document: Citizenship Affidavit not provided				Reviewer Comment (2024-08-23): Received Affidavit. Exception cleared. Reviewer Comment (2024-08-19): Affidavit provided for xxxxxx. Pending receipt for xxxxxx signed the Guarantor Agreement. Reviewer Comment (2024-08-14): Received affidavit only for borrower xxxxxx, Kindly provide affidavit for xxxxxx and xxxxxx.	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817895	xxxxxx	31158544	xxxxxx	07/23/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2024-08-14): The Final CD was provided. Reviewer Comment (2024-07-29): The Final Settlement Statement was not found.	08/14/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817895	xxxxxx	31158565	xxxxxx	07/23/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $263,893.00 is less than the note amount of $xxxxxx based on the Commitment in file.			Reviewer Comment (2024-08-15): Updated title commitment provided	08/15/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817895	xxxxxx	31158587	xxxxxx	07/23/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx, Borrower: xxxxxx Borrower: xxxxxx			Reviewer Comment (2024-08-14): Received ACH document. Exception Cleared.	08/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817895	xxxxxx	31176002	xxxxxx	07/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx signed the Guarantor Agreement, however credit documents were not provided for this individual.		Reviewer Comment (2024-08-14): A corrected Guaranty was provided.	08/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816697	xxxxxx	31167381	xxxxxx	07/24/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $209,000.00 is less than the note amount of $xxxxx based on the Commitment in file.			Reviewer Comment (2024-07-25): MUTC provided with email from processor for title company	07/25/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	B		N/A	No	Property Focused
xxxxxx	816697	xxxxxx	31167419	xxxxxx	07/24/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Per the application, xxxxxx is renting a property on xxxxxx; however, the VOR reflects an address on xxxxxx. The VOR is also not signed or dated.		Reviewer Comment (2024-08-15): Corrected VOR provided	08/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	B		N/A	No	Property Focused
xxxxxx	816697	xxxxxx	31167446	xxxxxx	07/24/2024	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22	Note date: xxxxxx; Lien Position: 1		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-24): Client elects to waive			07/24/2024	2	A	A	A	A	A	A	A	A	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	B		N/A	No	Property Focused
xxxxxx	816697	xxxxxx	31181728	xxxxxx	07/24/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance does not name lender as mortgagee		The mortgagee should reflect xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Client elects to waive with verified compensation factors			07/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	B		N/A	No	Property Focused
xxxxxx	816697	xxxxxx	31194538	xxxxxx	07/24/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		For properties purchased > 180 days from application, the cost basis is the current appraised value up to 140% of the borrower’s initial cost basis. Cost basis is purchase price plus documented repairs. Purchase price xxxxxx + Documented Repairs $88,000 x 140%=$438,200. Appraised value is xxxxxx. Lender utilized the higher appraised value.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Client elects to waive with verified compensation factors			07/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	B	B		N/A	No	Property Focused
xxxxxx	817972	xxxxxx	31189095	xxxxxx	07/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The PPP addendum to the Note and PPP Rider to the DOT have different terms. The PPP addendum to the Note reflects terms of 6 months interest at 20%. The PPP Rider to the DOT reflects a term of 5% at 20%. If the PPP addendum to the Note is incorrect, provide the corrected and executed addendum, LOE to borrower and evidence of delivery to the borrower. If the PPP Rider to the DOT is incorrect, provide the corrected and executed rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.		Reviewer Comment (2024-08-07): The PPP Rider is not a requirement per the client.	08/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815958	xxxxxx	31167347	xxxxxx	07/24/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud searches not run on all parties to the transaction. Provide Fraud and OFAC search on Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents.		Reviewer Comment (2024-09-10): Received updated Fraud Report. Exception cleared. Reviewer Comment (2024-08-28): Received OFAC searches for all parties to the transactions. However there are red flags which are not addressed. Exception remains. Reviewer Comment (2024-07-31): Received OFAC search for Loan Officer. Provide OFAC search run on Sellers, Brokers, Appraisers, Real Estate Agents, Settlement Agents. Exception remains.	09/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815958	xxxxxx	31193420	xxxxxx	07/24/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed	The DOT in file reflects a non-borrower with individual vested interest, however the Final Title Policy does not reflect this individual (xxxxxx).	Reviewer Comment (2024-09-09): Corrective and executed DOT, LOE to borrower, LOI and evidence of delivery provided.

Reviewer Comment (2024-08-21): Unexecuted documents are not acceptable. Provide the corrected and executed DOT, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.

Reviewer Comment (2024-08-20): An unexecuted Assignments of Leases of Rents and PPP rider was uploaded which do not clear this condition. Please review the original condition. The DOT in file reflects a non-borrower with individual vested interest, however the Final Title Policy does not reflect this individual xxxxxx.

Reviewer Comment (2024-08-14): No docs found
															09/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817560	xxxxxx	31188683	xxxxxx	07/25/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2024-08-09): HOI provided	08/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	817560	xxxxxx	31188759	xxxxxx	07/25/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-08-09): E-Consent provided	08/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	817560	xxxxxx	31189935	xxxxxx	07/25/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 79.29334% exceeds Guideline combined loan to value percentage of 65.00000%.	The CLTV guidelines maximum for an investment property is 75%; however, the loan closed with an CLTV of 79.29%.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-07-26): Client elects to waive with verified compensation factors			07/26/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	817560	xxxxxx	31190048	xxxxxx	07/25/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The personal information section of the final application reflects the primary residence to be the property located on xxxxxx; however, the Real Estate section indicates the property located on xxxxxx is an investment property. A corrected application is required.		Reviewer Comment (2024-08-28): Corrected 1003 provided	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	817560	xxxxxx	31196022	xxxxxx	07/25/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 4.2024 mortgage payment for Specialized Loan xxxxxx. Housing history must be within 45 days of application date.		Reviewer Comment (2024-08-28): Repull of credit provided with updated history. No lates.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	817560	xxxxxx	31196124	xxxxxx	07/25/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $69.25 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7520)	Cure nor valid COC provided.	Reviewer Comment (2024-09-10): Client elects to waive. SOL 1 year expires xxxxxx

Reviewer Comment (2024-08-30): SitusAMC received rebuttal, however it doesn't provide sufficient information why the fee was increased. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.

Reviewer Comment (2024-08-12): SitusAMC received COC dated xxxxxx for increase in credit report however, the reason provided is not sufficient as to why the fee was increased. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.
																	09/10/2024	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	C	A	A	N/A	Non QM	Yes	Mortgagor Focused
xxxxxx	815566	xxxxxx	31190396	xxxxxx	07/29/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim xxxxxx)	The file contains an incomplete Closing Disclosure with a Date Issued of xxxxxx . The file does not contain documentation to verify the Closing Disclosure was not provided to the borrower.		Reviewer Comment (2024-07-31): SitusAMC received LOA.	07/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815566	xxxxxx	31190397	xxxxxx	07/29/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim xxxxxx)	The file contains an incomplete Closing Disclosure with a Date Issued of xxxxxx . The file does not contain documentation to verify the Closing Disclosure was not provided to the borrower.		Reviewer Comment (2024-07-31): SitusAMC received LOA.	07/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815566	xxxxxx	31204959	xxxxxx	07/29/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.88217% or Final Disclosure APR of 11.88200% is equal to or greater than the threshold of APOR 6.94% + 3.5%, or 10.44000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the updated appraisals were delivered to the borrower with a completion date of xxxxxx & xxxxxx .		Reviewer Comment (2024-08-01): Deliveries provided Reviewer Comment (2024-07-30): Received delivery of the updated appraisal dated xxxxxx Pending receipt of the appraisal dated xxxxxx The email provided is for the origination appraisal dated xxxxxx	08/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815566	xxxxxx	31204960	xxxxxx	07/29/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the updated appraisal was delivered to the borrower with a completion date of xxxxxx .		Reviewer Comment (2024-07-30): Delivery of updated appraisal provided	07/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815566	xxxxxx	31204994	xxxxxx	07/29/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver	Security Instrument does not contain the Homestead Exemption Waiver.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-07-26): Client elects to waive			07/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815566	xxxxxx	31211369	xxxxxx	07/29/2024	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)	Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.			Reviewer Comment (2024-07-26): Client elects to waive			07/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815566	xxxxxx	31211432	xxxxxx	07/29/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:xxxxxx xxxxxx	Provide evidence the updated appraisal with a completion date of xxxxxx was delivered to the borrower.		Reviewer Comment (2024-08-01): Deliveries provided Reviewer Comment (2024-07-30): Received delivery of the updated appraisal dated xxxxxx Pending receipt of the appraisal dated xxxxxx The email provided is for the origination appraisal dated xxxxxx	08/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815566	xxxxxx	31212817	xxxxxx	07/29/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided	Provide the executed PUD rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Reviewer Comment (2024-08-08): LOE and delivery provided

Reviewer Comment (2024-08-08): No new documents received. Please try uploading again.

Reviewer Comment (2024-08-06): The same documents were provided again. Please review comments from xxxxxx Received executed PUD rider and intent to re-record. Pending receipt of LOE to borrower and evidence of delivery to the borrower. These are part of the cure provisions as well as there is no email communication from title to the borrower.

Reviewer Comment (2024-08-02): Received executed PUD rider and intent to re-record. Pending receipt of LOE to borrower and evidence of delivery to the borrower.
															08/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816837	xxxxxx	31195096	xxxxxx	07/30/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Prelim CD only in file.		Reviewer Comment (2024-07-31): The Final Settlement Statement signed by the Title Agent was provided.	07/31/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816837	xxxxxx	31227761	xxxxxx	07/30/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.96 is less than Guideline PITIA months reserves of 6.00.	Per guidelines, 1031 exchange funds cannot be used for reserves. On page 49 states all 1031 proceeds must be re-invested in the xxxxx property. Further, per guidelines, page 46, gift funds may not be used for reserves.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-14): Client elects to waive with verified compensation factors

Reviewer Comment (2024-08-14): The lender LOE does not clear this condition. The investor provided us with the xxxxxx 1.2024 Guidelines and 3.2024 matrix to utilize. The xxxxxx guidelines, as referenced in the original condition, do state 1031 exchange funds must be reinvested. See page 49 under tax deferred exchange (1031 exchange). Based on this, they cannot be used for reserves. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-08-08): Funds are a 1031 exchange. The borrower's LOE verifies this as well as the purchase contract.
																	08/14/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816246	xxxxxx	31203661	xxxxxx	07/30/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-08-08): FTP provided	08/08/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816246	xxxxxx	31203703	xxxxxx	07/30/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The first lien mortgage is not on the credit report. The guidelines require a VOM, 6 months of payments via cancelled checks, ACH payment or bank transfer and a copy of the Note. The file contains a copy of the Note. In addition, a letter from the lender confirming 12 months have been paid was provided; however, this does not meet the guideline requirement for a VOM or verification of payments. The file also has 2 months of bank statements showing the ACH payment. Provide the VOM and 4 additional months of payments.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-08-21): Client elects to waive with verified compensation factors Reviewer Comment (2024-08-16): The dispute is not valid. Refer to section 2.5.5.1.2 Mortgages not reporting on credit report. A letter stating no lates does not meet all the guideline requirements. Investor can elect to waive with verified compensation factors.			08/21/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816246	xxxxxx	31203870	xxxxxx	07/30/2024	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		The application reflects a new xxxxxx loan in the amount of $xxxxxx and a payment of $899 per month. The personal bank statement also reflects a payment of $899 being made to xxxxx. However, the file does not contain any documentation from the student loan lender to verify the actual payment.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-08-26): Client elects to waive with verified compensation factors Reviewer Comment (2024-08-16): The dispute is not valid. An debts included in the ratios that the borrower is obligated to needs verification of debt and payment.			08/26/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816246	xxxxxx	31225192	xxxxxx	07/30/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Ineligible first liens for CES: Not reported on the credit report.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-08-21): Client elects to waive with verified compensation factors

Reviewer Comment (2024-08-16): The dispute is not valid. As previously noted in comments on xxxxxx e.g private liens is just an example of loans that would not report on the credit report. It is not just for private liens. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-08-08): The page provided in the trailing documents does list this. Please reference page 139 of the guidelines, section 3.9 Ineligible first liens. Bullet point 6 (e.g. is just an example of such liens that would not report on the credit report).
																	08/21/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816246	xxxxxx	31225502	xxxxxx	07/30/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. #6 reflects a substitution of trustee under said deed to xxxxxx which is a Foreclosure/Collection agency for the first liens.		Reviewer Comment (2024-08-16): Notice of Rescission provided. A notice of rescission of declaration of default is a document that cancels a notice of default recorded against a deed of trust or mortgage. It can also be used to nullify, remove, or abrogate a notice of default. Reviewer Comment (2024-08-08): FTP provided along with deed stating trustee substitute for first lien, however this does not address the issue that the company is a Foreclosure/Collection agency. Please advise.	08/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816246	xxxxxx	31324356	xxxxxx	08/08/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The FTP provided does not have the PUD endorsement checked on page 1. Property is a PUD and appears endorsement was enclosed.		Reviewer Comment (2024-08-20): Email from title provided on alternative PUD endorsement attached to FTP.	08/20/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817366	xxxxxx	31242686	xxxxxx	07/31/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The Final 1003 reflects the borrower current rents the primary residence at xxxxxx. However, LOE provided by borrower states they now live rent free at xxxxxx. The VOR provided in file for property on xxxxxx. reflects end date was xxxxxx. Provide the corrected 1003.		Reviewer Comment (2024-08-20): After further review, LOE from borrower provided reflects still renting current property on xxxxxx since June 1st which VOR is for. Unreasonable to assume borrower only rented for 1 month. Reviewer Comment (2024-08-14): The lender's LOE does not clear this condition. The VOR states "Tenant has rented since June 2024 to July 2024. The "To" line is for the end date. If tenant was still renting, then it would reflect "Current" or be left blank. Provide the corrected 1003 or corrected VOR. Investor can elect to waive with verified compensation factors.	08/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816365	xxxxxx	31219718	xxxxxx	07/31/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	The final Closing Disclosure did not provide the taxes and insurance information.		Reviewer Comment (2024-08-09): SitusAMC received Letter of explanation and Corrected Closing disclosure. Reviewer Comment (2024-08-05): SitusAMC received Corrected CD. Missing copy of LOE to borrower which accompanied the PCCD to finalize cure.		08/09/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816365	xxxxxx	31219720	xxxxxx	07/31/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $865.00 exceeds tolerance of $700.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2024-07-26): Sufficient Cure Provided At Closing		07/26/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816365	xxxxxx	31219728	xxxxxx	07/31/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	The final Closing Disclosure did not provide the taxes and insurance information.		Reviewer Comment (2024-08-09): SitusAMC received Letter of explanation and Corrected Closing disclosure. Reviewer Comment (2024-08-05): SitusAMC received Corrected CD. Missing copy of LOE to borrower which accompanied the PCCD to finalize cure.		08/09/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816365	xxxxxx	31225268	xxxxxx	07/31/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	The fraud report reflects there is a mortgage associated with the property located on xxxxxx in the amount of $xxxxxx and the file does not contain documentation to verify paid off.		Reviewer Comment (2024-08-26): Property profile report provided along with Fraud report does not reflect lien is in borrower's name.	08/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816365	xxxxxx	31225269	xxxxxx	07/31/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	The fraud report reflects there is a mortgage associated with the property located on xxxxxx in the amount of $xxxxxx and the file does not contain documentation to verify paid off.		Reviewer Comment (2024-08-26): Property profile report and fraud report reflect lien is not in borrower's name.	08/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816365	xxxxxx	31225725	xxxxxx	07/31/2024	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date xxxxxx , Most Recent Tax Return End Date xxxxxx , Tax Return Due Date xxxxxx . (xxxxxx/Partnership)	The file contains the business returns for 2022 and 2021. The most recent return should be 2023, which was not provided.		Reviewer Comment (2024-07-29): Client elects to waive			07/29/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816365	xxxxxx	31502796	xxxxxx	08/26/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $177.00 exceeds tolerance of $78.00 plus 10% or $85.80. Sufficient or excess cure was provided to the borrower. xxxxxx			Reviewer Comment (2024-08-26): Sufficient Cure Provided within 60 Days of Closing		08/26/2024		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816365	xxxxxx	31502797	xxxxxx	08/26/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $865.00 exceeds tolerance of $700.00. Sufficient or excess cure was provided to the borrower. (7506)			Reviewer Comment (2024-08-26): Sufficient Cure Provided within 60 Days of Closing		08/26/2024		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815633	xxxxxx	31210992	xxxxxx	07/31/2024	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx	Required on Entity loans in community property states.	The representative FICO score exceeds the guideline minimum by at least 40 points. Experienced investor owns and manages 1 or more properties for 12 months	Reviewer Comment (2024-08-15): Client elects to waive with verified compensation factors Reviewer Comment (2024-08-13): Received Consent of Spouse, reflects Business entity name instead of guarantor. Exception remains. Reviewer Comment (2024-08-09): Document not received. Please try uploading again.			08/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815633	xxxxxx	31211003	xxxxxx	07/31/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-08-01): Approval provided	08/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815633	xxxxxx	31211971	xxxxxx	07/31/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file to allow the extension email from xxxxxx and VOM for the subject property. The VOM reflects current and payments made on time. The loan matured on xxxxxx.	The representative FICO score exceeds the guideline minimum by at least 40 points. Experienced investor owns and manages 1 or more properties for 12 months	Reviewer Comment (2024-07-30): Client elects to waive with verified compensation factors			07/30/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815633	xxxxxx	31223474	xxxxxx	07/31/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The DOT + Riders only reflect the Guarantor's name. The loan closed in an Entity. The signature should reflect the Entity by Guarantor. Provide the corrected and executed DOT + Riders, LOE to borrower, evidence of delivery to the borrower and Lender's Letter of intent to re-record.	The representative FICO score exceeds the guideline minimum by at least 40 points. Experienced investor owns and manages 1 or more properties for 12 months	Reviewer Comment (2024-08-16): Client elects to waive with verified compensation factors Reviewer Comment (2024-08-15): Received LOE to borrower. Need evidence of delivery of documents to the borrower. Reviewer Comment (2024-08-09): Received LOI on DOT page, corrected DOT + Riders and mailing label to the lender vs. the borrower. Pending receipt of LOE to borrower and evidence of delivery to the borrower.			08/16/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815633	xxxxxx	31223733	xxxxxx	07/31/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Address of xxxxxx vs xxxxxx		Reviewer Comment (2024-08-09): Updated CDA provided	08/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815633	xxxxxx	31242062	xxxxxx	07/31/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The Note and PPP addendum to the Note only reflects the Guarantor's name. The loan closed in an Entity. The signature should reflect the Entity by Guarantor.	The representative FICO score exceeds the guideline minimum by at least 40 points. Experienced investor owns and manages 1 or more properties for 12 months	Reviewer Comment (2024-07-30): Client elects to waive with verified compensation factors			07/30/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817236	xxxxxx	31212370	xxxxxx	08/01/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided	Full Fraud Report is missing. Must cover all transaction participants.	Reviewer Comment (2024-08-21): Received updated ofac search. Exception Cleared.

Reviewer Comment (2024-08-20): Received Fraud and OFAC searches run on seller " xxxxxx". However xxxxxx and xxxxxx are both different individuals, provide Fraud and OFAC run on seller, xxxxxx and xxxxxx. Exception remains.

Reviewer Comment (2024-08-16): Received Fraud and OFAC search run on seller, however last name is missing. Provide OFAC search run on seller "xxxxxx". Exception remains.

Reviewer Comment (2024-08-06): Received Fraud Report. Provide OFAC searches:  Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents. Exception remains.
															08/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817236	xxxxxx	31212372	xxxxxx	08/01/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided				Reviewer Comment (2024-08-06): Received Purchase Agreement. Exception cleared.	08/06/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817236	xxxxxx	31212494	xxxxxx	08/01/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $32,400.00 is less than Cash From Borrower $707,350.34.			Reviewer Comment (2024-08-06): Received Bank Statements. Exception cleared.	08/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817236	xxxxxx	31218529	xxxxxx	08/01/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.			Reviewer Comment (2024-08-06): Received Bank Statements. Exception cleared.	08/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816686	xxxxxx	31213938	xxxxxx	08/01/2024	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing				Reviewer Comment (2024-09-12): Title search and FTP provided Reviewer Comment (2024-08-29): The email is not sufficient. The guidelines require a full title policy and do not allow for a title search. Reviewer Comment (2024-08-21): Title Search was provided which is not acceptable per guidelines. Provide the full commitment or prelim report.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816686	xxxxxx	31249009	xxxxxx	08/01/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Per matrix, max for I/O loans is 70% for R/T Refinance.	The representative FICO score exceeds the guideline minimum by at least 40 points. Experienced investor owns and manages 1 or more properties for 12 months	Reviewer Comment (2024-08-22): Client elects to waive with verified compensation factors Reviewer Comment (2024-08-20): Exception form provided however comp factors are incorrect. Reserves are not 10 months above the minimum. 12 months minimum due to no escrows. Reviewer Comment (2024-08-16): The document provided is an investor exception request. The approved form with comp factors is required.			08/22/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817206	xxxxxx	31219601	xxxxxx	08/01/2024	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Provide evidence of receipt of the $22,500 gift funds.		Reviewer Comment (2024-08-14): Per client, cannot document receipt of gift funds. Requested removal. See the added exception. Reviewer Comment (2024-08-06): Removal of the gift funds renders the borrower short the required 12 months reserves required for an escrow waiver. If the borrower never received the gift funds, loan will need to be revised to reflect an escrow account was not established and and waiver is not allowed due to not meeting the minimum reserve requirement.	08/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817206	xxxxxx	31372556	xxxxxx	08/14/2024	Credit	Guideline	Guideline Issue	Guideline	The Closing Disclosure or HUD-1 does not reflect that an escrow account for taxes and insurance was established as required by guidelines.		Borrower did not receive the gift funds. Borrower no longer meets the requirements of 12 months reserves for an escrow waiver.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-20): Client elects to waive with verified compensation factors			08/20/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817133	xxxxxx	31242349	xxxxxx	08/02/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception to allow xxxxxx with occupancy of < 60%. 12 month ledger in file for STR rents, however comp factors are incorrect. Credit score is not 30+ points above the minimum. Minimum 700 when 3 months prepaid reserves not collected at closing.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-08-06): The client elects to waive.			08/06/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817133	xxxxxx	31247020	xxxxxx	08/02/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance does not name lender as mortgagee		Per guidelines Mortgagee should read: xxxxxx LLC c/o xxxxxx LLC ISAOA/ATIMA	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2024-08-06): The client elects to waive.			08/06/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817232	xxxxxx	31242130	xxxxxx	08/05/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The file is missing the full fraud report. The fraud report must contain all required participants. (Borrowers/Guarantors, Property Sellers, Settlement Agents).		Reviewer Comment (2024-08-06): Received Fraud Report. Exception Cleared.	08/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817232	xxxxxx	31242132	xxxxxx	08/05/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		The current mortgage statement is in file; however, the file is missing a copy of the senior lien note.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2024-08-07): Client elect to waive with verified compensation factors			08/07/2024	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817232	xxxxxx	31242138	xxxxxx	08/05/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	The initial Closing Disclosure was received by the borrower on xxxxxx , which is not at least 3 business days prior to the closing of xxxxxx .		Reviewer Comment (2024-08-07): SitusAMC received disclosure tracking for the xxxxxx CD.	08/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817232	xxxxxx	31242139	xxxxxx	08/05/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	The Appraisal Desk Review Fee increased from $0.00 on the initial Loan Estimate to $92.70 on the Loan Estimate dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2024-08-07): SitusAMC received additional information on changed circumstance. Reviewer Comment (2024-08-07): Email to investor. The COC is not acceptable. Locking the rate is not a valid COC for an addition of a desk review fee. Further, the fee was added on xxxxxx and the COC is dated xxxxxx .	08/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817232	xxxxxx	31260279	xxxxxx	08/05/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Per guidelines, Variable income must be verified with a completed Written Verification of Employment – xxxxxx Form 1005 detailing base, overtime, commission, or bonus earnings. Commissions income was utilized and verified via Equifax Work Number.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2024-08-14): Client elects to waive with verified compensation factors Reviewer Comment (2024-08-06): The same document was provided that was in file at time of review. Please review the original condition. er guidelines, Variable income must be verified with a completed Written Verification of Employment – xxxxxx Form 1005 detailing base, overtime, commission, or bonus earnings. Commissions income was utilized and verified via Equifax Work Number.			08/14/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816235	xxxxxx	31266490	xxxxxx	08/05/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver	Security Instrument does not contain the Homestead Exemption Waiver.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00.	Reviewer Comment (2024-08-02): Client elects to waive			08/02/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816235	xxxxxx	31266578	xxxxxx	08/05/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $100,000.00 is less than the note amount of $xxxxx based on the Commitment in file.			Reviewer Comment (2024-08-06): An updated Title Commitment with the correct policy amount was provided.	08/06/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816235	xxxxxx	31266834	xxxxxx	08/05/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim xxxxxx)	The file contains an incomplete Closing Disclosure with a date Issued of xxxxxx and no Closing Date, and Disbursement Date. The file does not contain documentation to verify the Closing Disclosure was not provided to the borrower.		Reviewer Comment (2024-08-07): SitusAMC received lender attestation that xxxxxx CD not issued to borrower.	08/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816235	xxxxxx	31266835	xxxxxx	08/05/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim xxxxxx)	The file contains an incomplete Closing Disclosure with a date Issued of xxxxxx and no Closing Date, and Disbursement Date. The file does not contain documentation to verify the Closing Disclosure was not provided to the borrower.		Reviewer Comment (2024-08-07): SitusAMC received lender attestation that xxxxxx CD not issued to borrower.	08/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816235	xxxxxx	31268232	xxxxxx	08/05/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		The HOA Questionnaire reflects the property is under litigation. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00.	Reviewer Comment (2024-08-02): Client elects to waive with verified compensation factors			08/02/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816235	xxxxxx	31268445	xxxxxx	08/05/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title policy address does not reflect the unit number. Further, provide the clear title policy. Item 12d was not addressed for Notice of Commencement.		Reviewer Comment (2024-08-06): An updated Title Commitment with exception 12d removed was provided.	08/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815820	xxxxxx	31248072	xxxxxx	08/06/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-08-07): Approval provided	08/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815820	xxxxxx	31248073	xxxxxx	08/06/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2024-08-09): Final stamped SS provided	08/09/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815820	xxxxxx	31248074	xxxxxx	08/06/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided				Reviewer Comment (2024-08-09): Received Driver License. Exception Cleared.	08/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815820	xxxxxx	31248744	xxxxxx	08/06/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Street name is spelled xxxxxx vs. xxxxxx.		Reviewer Comment (2024-08-09): Updated flood cert provided	08/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817439	xxxxxx	31258851	xxxxxx	08/06/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-08-23): Received participants list. Exception Cleared.	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817439	xxxxxx	31258886	xxxxxx	08/06/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Unit xxxxxx is missing.		Reviewer Comment (2024-08-28): Updated flood cert provided	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817439	xxxxxx	31275049	xxxxxx	08/06/2024	Credit	Asset	Asset Eligibility	Asset	Borrower has gift funds which are ineligible per guidelines.		Per guidelines, gift funds are only allowed on purchases. Funds are needed for closing in order for personal funds to meet the reserve requirement.		Reviewer Comment (2024-09-11): Removed gift funds per client. See new added exception. Reviewer Comment (2024-08-28): The condition is not addressing the source of large deposit. There is a gift letter in file for $4,000 in which funds were received for transaction and are needed. Gift funds are only allowed on purchases.	09/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817439	xxxxxx	31275649	xxxxxx	08/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Note + Addendums and DOT + Riders reflect Unit xxxxxx #Unit vs. all other documents which just reflect Unit xxxxxx. Provide the corrected and executed documents, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.		Reviewer Comment (2024-09-04): All the corrected docs were provided.	09/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817439	xxxxxx	31275810	xxxxxx	08/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The lien being paid off through closing for the subject property had a extension to the maturity date on xxxxxx . Any changes to the original lien is considered a modification. Per guidelines, modifications must be seasoned 36 months.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-11): Client elects to waive with verified compensation factors Reviewer Comment (2024-08-30): An investor exception will need to be granted.			09/11/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817439	xxxxxx	31275919	xxxxxx	08/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide evidence borrower had ownership in xxxxxx (currently vested on title prior to transfer at closing on a refinance transaction).		Reviewer Comment (2024-08-30): Evidence of ownership for the LLC was provided.	08/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817439	xxxxxx	31633358	xxxxxx	09/11/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.72 is less than Guideline PITIA months reserves of 2.00.	Gift funds can only be used on a purchase transaction. Removed gift funds. Loan is short to close.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-12): Client elects to waive with verified compensation factors			09/12/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816804	xxxxxx	31257892	xxxxxx	08/06/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-08-13): The Loan Approval was provided. Reviewer Comment (2024-08-13): No new document received. Please try uploading again. Exception remains.	08/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816804	xxxxxx	31257900	xxxxxx	08/06/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Property is in PUD, however there is no document to verify the HOA amount.		Reviewer Comment (2024-08-12): Received HOA Statement. Exception cleared.	08/12/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816804	xxxxxx	31257904	xxxxxx	08/06/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		The guidelines require a copy of the Note and most recent mortgage statement. The mortgage statement was only provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-14): Client elects to waive with verified compensation factors			08/14/2024	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816804	xxxxxx	31257913	xxxxxx	08/06/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx.		Reviewer Comment (2024-08-19): Received updated Fraud Report with Settlement Agent. Exception cleared. Reviewer Comment (2024-08-13): The Settlement Agent xxxxxx is not listed in the loan participant analysis section of the fraud report. Reviewer Comment (2024-08-13): No new document received. Please try uploading again. Exception remains.	08/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816804	xxxxxx	31258064	xxxxxx	08/06/2024	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. AVM provided. The supporting secondary valuation is missing. Sec ID: 53	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2024-08-13): An additional AVM was provided.	08/13/2024			1	D	A	A	A	N/A	A		A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816804	xxxxxx	31258451	xxxxxx	08/06/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $89.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2024-08-01): Sufficient Cure Provided At Closing		08/01/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	B	A	A	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816804	xxxxxx	31258452	xxxxxx	08/06/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $210.00 exceeds tolerance of $118.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2024-08-01): Sufficient Cure Provided At Closing		08/01/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	B	A	A	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816804	xxxxxx	31258453	xxxxxx	08/06/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $85.95 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7571)			Reviewer Comment (2024-08-01): Sufficient Cure Provided At Closing		08/01/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	B	A	A	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	819133	xxxxxx	31264399	xxxxxx	08/07/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The PPP addendum to the Note of accrued interest during a 6 month period differs from the PPP rider which states 5% if within the 1st year. If the DOT to the rider is incorrect, provide a corrected and executed PPP rider, LOE to the borrower, evidence of delivery to borrower, and Lender's Letter of Intent to re-record. If the PPP to the Note is incorrect, provide the corrected and executed PPP to the Note, LOE to borrower, and evidence of delivery to the borrower.	Reviewer Comment (2024-09-17): LOE and delivery provided

Reviewer Comment (2024-09-15): An LOE to the borrower and evidence of delivery are part of the cure provisions and cannot be reconsidered. A signature does not evidence the LOE was provided to the borrower either.

Reviewer Comment (2024-09-13): The corrected PPP Addendum to the Note was provided. Please provide the LOE to the borrower with evidence of delivery.

Reviewer Comment (2024-09-06): The same document was provided that was in file at time of review. Please review the original condition. The PPP addendum to the Note of accrued interest during a 6 month period differs from the PPP rider which states 5% if within the 1st year.
															09/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819133	xxxxxx	31265689	xxxxxx	08/07/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $302,563.42 is less than Cash From Borrower $302,594.46.	Funds to be transferred to a xxxxxx domiciled account in the borrower’s name at least ten (10) days prior to closing unless funds are held in a foreign bank with xxxxxx branches insured by the FDIC or funds to be wired to a title company. If not, can only be used for reserves. xxxxxx has US branches but is not FDIC insured. There isn't a wire in file with any transfers to the closing company or xxxxxx account.	Reviewer Comment (2024-09-10): POCB fee invoice provided. Cash to close requirements now met.

Reviewer Comment (2024-09-10): Wire provided for $290,000 with supporting documentation came from xxxxxx. $290,000 backed out of xxxxxx as the funds were transferred post the last statement in file. Borrower is still short funds to close.

Reviewer Comment (2024-09-10): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $12,563.42 is less than Cash From Borrower $302,594.46.

Reviewer Comment (2024-09-03): Wire does not indicate what transaction this is for as well as wire reflects sender bank is xxxxxx with no evidence this account belongs to the borrower.

Reviewer Comment (2024-09-03): No new documents received. Please try uploading again.
															09/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819133	xxxxxx	31278769	xxxxxx	08/07/2024	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		The Utility bill for xxxxxx does not reflect the primary address listed on the 1003. The other document provided is only for xxxxxx.		Reviewer Comment (2024-09-06): Received lease agreement. Exception cleared.	09/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819133	xxxxxx	31598749	xxxxxx	09/06/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		The Guarantor Agreement is not executed as individuals but by Entity by Guarantor.		Reviewer Comment (2024-09-13): The Guarantor Agreement signed as individuals was provided.	09/13/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817319	xxxxxx	31264178	xxxxxx	08/07/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Signor for the selling business, xxxxxx.		Reviewer Comment (2024-08-15): Received OFAC search run on xxxxxx. Exception cleared. Reviewer Comment (2024-08-12): OFAC Search not run on xxxxxx. Exception remains.	08/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817319	xxxxxx	31264179	xxxxxx	08/07/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines require a condo to have a minimum of 500 square feet. The appraisal reflects the property is xxxxxx. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-08-05): Client elects to waive with verified compensation factors			08/05/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817319	xxxxxx	31264189	xxxxxx	08/07/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-08-23): Articles provided	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817319	xxxxxx	31264190	xxxxxx	08/07/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-08-22): Received COGS. Exception Cleared.	08/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817319	xxxxxx	31264191	xxxxxx	08/07/2024	Credit	Missing Document	General	Missing Document	Missing Document: Citizenship Affidavit not provided				Reviewer Comment (2024-08-30): Received Citizenship Affidavit. Exception cleared.	08/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817319	xxxxxx	31264192	xxxxxx	08/07/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-08-09): EIN provided	08/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817319	xxxxxx	31264194	xxxxxx	08/07/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-08-22): Received Operating Agreement. Exception cleared.	08/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817319	xxxxxx	31264400	xxxxxx	08/07/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The Flood Certificate reflects the address as "xxxxxx"; however, the Note reflects xxxxxx.		Reviewer Comment (2024-08-09): Flood Cert provided	08/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817319	xxxxxx	31264404	xxxxxx	08/07/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2024-08-29): Received ACH Form. Exception cleared.	08/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817319	xxxxxx	31265883	xxxxxx	08/07/2024	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		The file contains a printout dated xxxxxx that reflects a total of 3 accounts with funds of $55,889.09 and a currency convertor for this amount; however, this consists of 3 accounts for $5.23, $29,821.07 and $26,062.79. A currency converter from xxxxx.com or the Wall Street Journal is required for each account.		Reviewer Comment (2024-08-12): Received Currency converter. Exception cleared.	08/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817319	xxxxxx	31278966	xxxxxx	08/07/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The PPP addendum to the Note of accrued interest during a 6 month period differs from the PPP rider which states 5% if within the 1st year. If the DOT to the rider is incorrect, provide a corrected and executed PPP rider, LOE to the borrower, evidence of delivery to borrower, and Lender's Letter of Intent to re-record. If the PPP to the Note is incorrect, provide the corrected and executed PPP to the Note, LOE to borrower, and evidence of delivery to the borrower.		Reviewer Comment (2024-08-19): Per Client, a PPP Rider to the DOT is not required.	08/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817319	xxxxxx	31279188	xxxxxx	08/07/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal in file has a completion date post-close. Provide the pre-close appraisal.		Reviewer Comment (2024-08-19): The original appraisal was provided.	08/19/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817319	xxxxxx	31593804	xxxxxx	09/05/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Guarantor Agreement is not signed as an individual but Entity by Guarantor.		Reviewer Comment (2024-09-12): Investor accepting correction signed post-close as there is a GA that was in file signed at closing. Reviewer Comment (2024-09-11): The corrected Guarantor Agreement was signed post-review based on seller's comments of getting it re-signed. Guidelines require the GA to be signed at closing. This was a GA that needed correction. Investor to advise if they are requiring an exception on this as the GA signed at closing was incorrect and the new GA is signed post-close. Assigned to investor.	09/12/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817948	xxxxxx	31276327	xxxxxx	08/06/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-08-06): Client elects to waive			08/06/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	817948	xxxxxx	31276328	xxxxxx	08/06/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final xxxxxx	The Final Closing Disclosure does not reflect any seller-paid fees, and the file is missing a copy of the Seller Closing Disclosure.		Reviewer Comment (2024-08-13): SitusAMC received Seller CD	08/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	817948	xxxxxx	31286226	xxxxxx	08/06/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx WVOE - Includes Income	Per guidelines, variable income (OT/Bonus/Commission) must be verified with al of the following: Most recent YTD paystub reflecting variable earnings, W2 forms for the most recent 1-2 years and a completed Written Verification of Employment – xxxxxx Form 1005 detailing base, overtime, commission, or bonus earnings. The WVOE was not provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-18): The client elects to waive.			09/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	817948	xxxxxx	31286246	xxxxxx	08/06/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Per guidelines, variable income sources are eligible provided the borrower has a minimum 2-year history of receiving such income in the same line of work. Variable income earned for less than one (1) year may not be used for qualifying income. The borrower has not received bonus income for a full 2 years and was used to qualify. Started job xxxxxx and loan closed xxxxxx. Per employer letter, bonus income is paid out in 3 installments (July, Oct and December). The lender averaged the 2024 bonus income for 12 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-18): The client elects to waive. Reviewer Comment (2024-09-04): The Variable Income has not been received for 2 years. The borrower started the job on xxxxxx with variable income starting in 2023. Income is paid out quarterly in July, Oct and December. The loan closed xxxxxx, therefore the borrower has not received the variable income for 2 years. The income cannot just be averaged over 2 years based on what was already received.			09/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	817948	xxxxxx	31286387	xxxxxx	08/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the LOE in file from the borrower, the borrower is making payments directly to the IRS, which is under autopay. There isn't any evidence in file of this debt nor if the debt has been paid in full. The last payment made out of the borrower's account to the IRS was for $100,000 on 7/2024.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-18): The client elects to waive. Reviewer Comment (2024-09-04): The LOE is not acceptable. The borrower must meet certain requirements to be exempt from withholding and have no federal income tax withheld from their paychecks. Something from the employer will be required specifying all requirements were met for exemption in addition needing to know how the borrower knows how much they are to be paying to the IRS for taxes.			09/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	817948	xxxxxx	31286496	xxxxxx	08/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final CD reflects a disbursement date of xxxxxx which is prior the loan closing of xxxxxx . Please provide the final, signed/stamped settlement statement to verify disbursement date is after loan closing.		Reviewer Comment (2024-08-09): Final stamped SS provided with updated disbursement date	08/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	817948	xxxxxx	31289797	xxxxxx	08/06/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		Deposits used for assets > 100% of the borrower's income is required to be sourced. xxxxxx reflects a $60,000 transfer from xxxxxx on 7/1 that was not sourced. Funds are needed for reserves to meet the 12 month minimum for escrow waiver.		Reviewer Comment (2024-09-18): Final SS provided. Removed $60K deposit. Upon removal, borrower has > 12 months reserves. Reviewer Comment (2024-09-06): Per the original condition, 12 months of reserves are needed due to waiver of escrow. This loan was reviewed to investor guidelines. Removing the $60K the borrower does not have 12 months reserves. Cash to close is calculated as funds to close + EMD + POCB fees + any gifts/1031/adjustments on the Final xxxxxx D/Settlement Statement	09/18/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815561	xxxxxx	31288885	xxxxxx	08/08/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The 1040's are not signed and dated as required per guidelines. Tax transcripts do not clear this.		Reviewer Comment (2024-09-11): Loan is Non-QM. Reviewer Comment (2024-09-11): Received signed and dated tax returns. P&L in file within 90 days and 2 months bank statements reflecting income deposits. Guideline requirements met.	09/11/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815561	xxxxxx	31288886	xxxxxx	08/08/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (xxxxxx, xxxxxx xxxxxx/Schedule C)	The 1040's are not signed and dated as required per guidelines. Tax transcripts do not clear this.		Reviewer Comment (2024-09-11): Received signed and dated tax returns. P&L in file within 90 days and 2 months bank statements reflecting income deposits. Guideline requirements met.	09/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817701	xxxxxx	31266276	xxxxxx	08/08/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal reflects city of xxxxxx vs. xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-08-13): The client elects to waive.			08/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817701	xxxxxx	31266315	xxxxxx	08/08/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-08-21): Received Articles of Organization. Exception cleared. Reviewer Comment (2024-08-13): Articles of orgnization/formation document not received. Kindly provide Articles of orgnization/formation document for business entity xxxxxx	08/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817701	xxxxxx	31266316	xxxxxx	08/08/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-08-09): Received Buisness Entity lising. Exception Cleared.	08/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817701	xxxxxx	31266317	xxxxxx	08/08/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-08-20): EIN provided Reviewer Comment (2024-08-13): EIN document not received. Kindly provide Employer identification document for business entity xxxxxx	08/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817701	xxxxxx	31266319	xxxxxx	08/08/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-08-20): Ops Agreement provided Reviewer Comment (2024-08-13): Operation Agreement not received. Kindly provide Operation agreement for business entity xxxxxx	08/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817701	xxxxxx	31309841	xxxxxx	08/08/2024	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		Converters are required to be provided by xxxxx.com or the Wall Street Journal. The borrower's foreign bank account with xxxxxx conversion was provided by Machine Translated by xxxxx	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-08-13): The client elects to waive.			08/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817358	xxxxxx	31266187	xxxxxx	08/08/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Settlement Agent, xxxxxx. Note: the fraud report does reflect xxxxxx; however, it appears the agent's name is combined with another individual's name. The report should reflect the agent's name on it's own.		Reviewer Comment (2024-08-13): Received updated Fraud Report. Exception cleared.	08/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817358	xxxxxx	31419710	xxxxxx	08/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-09-17): PDI received dated xxxxxx: No damage Reviewer Comment (2024-08-20): The document provided does not appear to meet he guideline requirements for PDI. xxxxx property data collection by using patented technology and a mobile workforce to provide on-demand visual verification of any location, eliminating the need to be physically present.			09/17/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815236	xxxxxx	31266566	xxxxxx	08/08/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2024-08-13): Received Business Purpose Certificate.	08/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815236	xxxxxx	31266572	xxxxxx	08/08/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Page 1 of the Final 1003 reflects the borrower's primary residence is on xxxxxx, however the REO section reflets this as an Investment.		Reviewer Comment (2024-08-27): Received corrected 1003. Exception cleared.	08/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815236	xxxxxx	31289979	xxxxxx	08/08/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property profiles provided for track record for experience, however owners of properties reflect xxxxxx. This is not an AKA on the same name affidavit. Provide the updated name affidavit. DL reflets borrower's middle name is xxxxxx.		Reviewer Comment (2024-08-13): A Warranty Deed was provided for the REO property.	08/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815136	xxxxxx	31266434	xxxxxx	08/08/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-08-21): FTP provided	08/21/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815136	xxxxxx	31268442	xxxxxx	08/08/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a blanket mortgage on the title as well as a warrant for $10.40 in item F.		Reviewer Comment (2024-08-21): Clear FTP provided Reviewer Comment (2024-08-19): A clear title will be needed to clear.	08/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817608	xxxxxx	31269878	xxxxxx	08/06/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	Taxes, Insurance, and any assessments not disclosed on Final CD.		Reviewer Comment (2024-09-10): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-09-04): SitusAMC received Post CD. However, we would require LOE to the borrower in order to cure the exception.		09/10/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817608	xxxxxx	31269879	xxxxxx	08/06/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx 12:00:00 AM.	Reviewer Comment (2024-09-11): A Final Closing Statement signed by the Title Agent reflecting a disbursemetn date of xxxxxx was provided

Reviewer Comment (2024-09-10): The Final SS is not signed/stamped certified.

Reviewer Comment (2024-09-03): A PC-CD is a lender generated document. The Final signed/stamped settlement statement must be provided to support actual disbursement date.

Reviewer Comment (2024-08-21): Rebuttal is not acceptable and finding is accurate. The RTC expiration date is xxxxxx and the Final CD reflects a disbursement date of xxxxxx . The loan cannot disburse prior to the rescission period ending.
															09/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817608	xxxxxx	31269884	xxxxxx	08/06/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $113,924.10 is over disclosed by $39.50 compared to the calculated Amount Financed of $113,884.60 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Amount Financed in the amount of $113,924.10 is over disclosed by $39.50 compared to the calculated Amount Financed of $113,884.60.		Reviewer Comment (2024-09-18): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission. Reviewer Comment (2024-09-16): SitusAMC received Executed RTC by all parties. Previously received Corrected CD, LOE to borrower and copy of cure refund. Please provide proof of mailing of the cure refund to finalize. Reviewer Comment (2024-09-11): This is a material disclosure on a refinance transaction. Re-opening of RTC and proof of delivery of the RTC is required to complete the cure.		09/18/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817608	xxxxxx	31269885	xxxxxx	08/06/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	Taxes, Insurance, and any assessments not disclosed on Final CD.		Reviewer Comment (2024-09-10): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-09-04): SitusAMC received Post CD. However, we would require LOE to the borrower in order to cure the exception.		09/10/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817608	xxxxxx	31269886	xxxxxx	08/06/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $233,668.12 is under disclosed by $39.50 compared to the calculated Finance Charge of $233,707.62 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $233,668.12 is under disclosed by $39.50 compared to the calculated Finance Charge of $233,707.62.		Reviewer Comment (2024-09-18): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission. Reviewer Comment (2024-09-16): SitusAMC received Executed RTC by all parties. Previously received Corrected CD, LOE to borrower and copy of cure refund. Please provide proof of mailing of the cure refund to finalize. Reviewer Comment (2024-09-11): This is a material disclosure on a refinance transaction. Re-opening of RTC and proof of delivery of the RTC is required to complete the cure.		09/18/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817608	xxxxxx	31269887	xxxxxx	08/06/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	Taxes, Insurance, and any assessments not disclosed on Final CD.		Reviewer Comment (2024-09-10): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-09-04): SitusAMC received Post CD. However, we would require LOE to the borrower in order to cure the exception.		09/10/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817608	xxxxxx	31269888	xxxxxx	08/06/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The reason taxes, Insurance, and any assessments was not established is not checked.		Reviewer Comment (2024-09-10): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-09-04): SitusAMC received Post CD. However, we would require LOE to the borrower in order to cure the exception.		09/10/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815142	xxxxxx	31273349	xxxxxx	08/08/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided	Appraisal reflects tenant occupied.	Reviewer Comment (2024-08-14): Lease agreement provided for xxxxxx. Borrower wrote in and initialed an AKA as the subject property address. Per the title report, the address from the county tax accessor is noted as the property address on xxxxxx.

Reviewer Comment (2024-08-12): Cleared in error.  We do not have any evidence that this is an AKA for the subject property and the borrower writing this in would not be acceptable. I have reached out to the reviewer for training purpose and to get an idea of why this was accepted. We would, at minimum, need an Address Affidavit listing the AKA’s.

Reviewer Comment (2024-08-12): Received Lease agreement, exception cleared.
															08/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815142	xxxxxx	31273357	xxxxxx	08/08/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-08-21): FTP provided	08/21/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815142	xxxxxx	31274467	xxxxxx	08/08/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a blanket mortgage on the title as well as a warrant for $10.40 in item F.		Reviewer Comment (2024-09-17): Clear FTP provided. See added condition for address not matching. Reviewer Comment (2024-08-29): The Final Title Policy was provided; however, the property address does not match the Note address. Please provide an updated Final Title Policy with the Note address as the investor requires. Reviewer Comment (2024-08-21): Clear FTP provided. However the address does not match the Note. Since all documents reflect the address of xxxxxx, the FTP will need to reflect the same or an AKA. Reviewer Comment (2024-08-19): A clear title will be needed to clear.	09/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815142	xxxxxx	31669075	xxxxxx	09/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final Title address does not match the Note. Per Seller, the title was updated to reflect an AKA, but it’s listed as NOTE: xxxxxx was known as xxxxxx (which is the address on the note).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-17): Client elects to waive with verified compensation factors			09/17/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815143	xxxxxx	31273437	xxxxxx	08/08/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-08-21): FTP provided	08/21/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815143	xxxxxx	31274951	xxxxxx	08/08/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided	Appraisal reflects subject is tenant occupied.	Reviewer Comment (2024-08-14): Lease agreement provided for xxxxxx. Borrower wrote in and initialed an AKA as the subject property address. Per the title report, the address from the county tax accessor is noted as the property address on xxxxxx.

Reviewer Comment (2024-08-12): Cleared in error.  We do not have any evidence that this is an AKA for the subject property and the borrower writing this in would not be acceptable. I have reached out to the reviewer for training purpose and to get an idea of why this was accepted. We would, at minimum, need an Address Affidavit listing the AKA’s.

Reviewer Comment (2024-08-12): Received Lease agreement. Exception cleared.
															08/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815143	xxxxxx	31274991	xxxxxx	08/08/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a blanket mortgage on the title as well as a warrant for $10.40 in item F.		Reviewer Comment (2024-09-17): Clear FTP provided. See added condition for address discrepancy. Reviewer Comment (2024-08-29): The Final Title Policy was provided; however, the property address does not match the Note address. Please provide an updated Final Title Policy with the Note address as the investor requires. Reviewer Comment (2024-08-21): Clear FTP provided. However the address does not match the Note. Since all documents reflect the address of xxxxxx, the FTP will need to reflect the same or an AKA. Reviewer Comment (2024-08-19): A clear title will be needed to clear.	09/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815143	xxxxxx	31669084	xxxxxx	09/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final Title address does not match the Note. Per Seller, the title was updated to reflect an AKA, but it’s listed as NOTE: xxxxxx was known as xxxxxx (which is the address on the note).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-17): Client elects to waive with verified compensation factors			09/17/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817894	xxxxxx	31276625	xxxxxx	08/08/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $220,000.00 is less than the note amount of $xxxxxbased on the Commitment in file.			Reviewer Comment (2024-08-09): Updated commitment provided	08/09/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817894	xxxxxx	31276760	xxxxxx	08/08/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.32630% or Final Disclosure APR of 12.35200% is equal to or greater than the threshold of APOR 6.90% + 3.5%, or 10.40000%. Non-Compliant Higher Priced Mortgage Loan.	The delivery in file is dated prior to the completion of the report. The report in file appears to be an update to the origination report. Provide the origination report that matches the delivery in file and provide the delivery of the updated report with a completion date of xxxxxx		Reviewer Comment (2024-08-12): The original appraisal and evidence of delivery for both appraisals was provided. Reviewer Comment (2024-08-09): This condition does not pertain to E-Consent but appraisal delivery. Please review the original condition. The delivery in file is dated prior to the completion of the report. The report in file appears to be an update to the origination report. Provide the origination report that matches the delivery in file and provide the delivery of the updated report with a completion date of xxxxxx	08/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817894	xxxxxx	31276761	xxxxxx	08/08/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	The delivery in file is dated prior to the completion of the report. The report in file appears to be an update to the origination report. Provide the origination report that matches the delivery in file and provide the delivery of the updated report with a completion date of xxxxxx		Reviewer Comment (2024-08-12): The original appraisal and evidence of delivery for both appraisals was provided. Reviewer Comment (2024-08-09): This condition does not pertain to E-Consent but appraisal delivery. Please review the original condition. The delivery in file is dated prior to the completion of the report. The report in file appears to be an update to the origination report. Provide the origination report that matches the delivery in file and provide the delivery of the updated report with a completion date of xxxxxx	08/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817894	xxxxxx	31284796	xxxxxx	08/08/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2024-08-09): SitusAMC received updated E-sign Consent agreement with eConsent accepted by borrower on xxxxxx .	08/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817894	xxxxxx	31322760	xxxxxx	08/08/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	The business being used to source income must be in existence for a minimum of two (2) years. The business license in file reflects a start date of xxxxxx and the CPA letter verifies the borrowers have been employed in the same line of business for 2 years vs. same business.	Reviewer Comment (2024-09-18): Partnership Agreement provided noting formation of business on xxxxxx with another individual. That individual was removed on xxxxxx and replaced with spouse on loan.

Reviewer Comment (2024-08-21): The CPA letter is not acceptable. If the LLP was formed in 2021, the license will need to be provided to support that. An LLP owned jointly with another cannot be operated under a Sole Prop license of 1 individual. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-08-14): The UW cert does not clear this condition. Per the cert, the borrower operated as a sole prop CPA under his name. However, per the 1003 the borrower operated under xxxxxx.  Business used to qualify is xxxxxx which was started on xxxxxx . Per guidelines, the business being used to source income must be in existence for a minimum of two (2) years, which it has not. The guidelines do not just say same line of work for 2 years but the business must be existence for 2 years.

Reviewer Comment (2024-08-14): The UW cert does not clear this condition. Per the cert, the borrower operated as a sole prop CPA under his name. Business used to qualify is xxxxxx which was started on xxxxxx . Per guidelines, the business being used to source income must be in existence for a minimum of two (2) years, which is has not. The guidelines do not just say same line of work for 2 years but the business must be existence for 2 years. The LLP just started xxxxxx .
															09/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817352	xxxxxx	31275201	xxxxxx	08/09/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 74.99946% exceeds Guideline loan to value percentage of 70.00000%.	Investor Exception for LTV exceeding 70% for STR, however comp factors are incorrect. Reserves do not exceed the requirement by 2 months or more.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-08-27): Client elects to waive with verified compensation factors Reviewer Comment (2024-08-14): No new documents were provided for this condition. However, please note, assets verified are $345,145.64. EMD totaling $125,000, wired funds to close $188,000 and foreign account xxxxxx/ $188,000 was backed out of this account as the funds to close were transferred from this account after the last statement balance. Provide the updated exception form.			08/27/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817352	xxxxxx	31276666	xxxxxx	08/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent		Reviewer Comment (2024-08-12): Received Updated Fraud Report.	08/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817352	xxxxxx	31311163	xxxxxx	08/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		If the U.S. embassy or consular official is unavailable, a notary is acceptable if the country, where signing is taking place, is part of the xxxxxx and the signed documents are accompanied by an xxxxxx. xxxxxx is part of the xxxxxx. Pending receipt of the xxxxxx. (Guarantor Agreement and FL FN Affidavit executed outside of the US).		Reviewer Comment (2024-08-12): The xxxxxx was provided.	08/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817352	xxxxxx	31311213	xxxxxx	08/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Guarantor Agreement was signed by xxxxxx, however no credit documents were provided for this individual (Unexpired passport, 1003, third party evidence of primary address evidence, Fraud Report, OFAC).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-08-27): Client elects to waive with verified compensation factors			08/27/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817352	xxxxxx	31311383	xxxxxx	08/09/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.71 is less than Guideline PITIA months reserves of 6.00.	Borrower wired out $188,000 for funds to close from the xxxxxx account after the last ending statement.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-08-27): Client elects to waive with verified compensation factors Reviewer Comment (2024-08-27): These funds were not received until a month post-close and not acceptable to use.			08/27/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815185	xxxxxx	31274945	xxxxxx	08/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC were not performed on the Settlement Agent, xxxxxx.		Reviewer Comment (2024-08-15): An updated Fraud Report was provided.	08/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815185	xxxxxx	31274978	xxxxxx	08/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file - Applicant is doing a refinance of an investment property. Applicant is not on the mortgage but will be with this refinance. The mortgage history does not appear on the credit report. 6 months pay history and payoff was provided.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-07): Client elects to waive with verified compensation factors			08/07/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815185	xxxxxx	31310896	xxxxxx	08/09/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage should reflect one of the following: • 100% of the insurable value of the improvements, as established by the property insurer; or, • The unpaid principle balance of the mortgage, as long as it equals the minimum amount (80% of the insurable value of the improvements) required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.		Reviewer Comment (2024-08-20): Updated HOI and RCE provided Reviewer Comment (2024-08-15): Provide the Replacement Cost Estimator. The appraisal has the replacement cost of $648,875.	08/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815185	xxxxxx	31310919	xxxxxx	08/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The vesting on title prior to transfer at closing and bank statements used for asset, reflect a name of xxxxxx. The same name affidavit nor the borrower's DL verify this is an AKA of the borrower.		Reviewer Comment (2024-08-15): Name Change Petition was provided.	08/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816803	xxxxxx	31312025	xxxxxx	08/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The appraisal was completed on a 1025 and is an attached xxxxxx unit property. There are HOA dues reflected on the appraisal. The title reflects under informational purpose, item 8, the Declarations of Condominium and Bylaws of the Condominium. The DOT has a condo rider attached. Clarification on property type is required. Additional conditions may apply.	Reviewer Comment (2024-08-20): The appraiser's addendum provided reflects the property was declared a xxxxxx in xxxxxx, however confirms more to a xxxxxx unit per participants. Bylaws in file for project confirm xxxxxx unit xxxxxx. See added condition for incorrect form used.

Reviewer Comment (2024-08-19): Clarification is needed on the property type. Is this a xxxxxx unit property and a condo? Is this just a xxxxxx unit? Is this a just a condo? 1025 reflects HOA dues, title reflects xxxxxx and the DOT has a condo rider. Clarification from the appraiser or title company would be preferable. However,  a lender attestation can be provided as well for review.

Reviewer Comment (2024-08-15): Clarification is needed on the property type. Is this a xxxxxx unit property and a condo. 1025 reflects HOA dues, title reflects xxxxxx and the DOT has a condo rider.
															08/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816803	xxxxxx	31429074	xxxxxx	08/20/2024	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Incorrect Appraisal Form type: Appraisal Form 1025/72 used for incorrect Subject property type.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The appraiser's addendum provided reflects the property was declared a xxxxxx back in xxxxxx, however confirms more to a xxxxxx unit per participants. Bylaws in file for project confirm xxxxxx unit xxxxxx. 1073 should have been completed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-20): Client elects to waive			08/20/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816808	xxxxxx	31289256	xxxxxx	08/08/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	The taxes, insurance and assessments were not disclosed on page 4.		Reviewer Comment (2024-08-16): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-08-14): Final Closing Disclosure disclosed Escrowed Property Costs over Year 1 of $4,147.56. Escrowed Property Costs are $260.46 per month which indicates Hazard and Tax amounts as xxxxxx, xxxxxx respectively, which equates to calculated Escrowed Property Costs over Year 1 of $3,125.52. Please provide verification if using an updated amount. Letter of Explanation and Corrected CD required to cure.		08/16/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816808	xxxxxx	31289285	xxxxxx	08/08/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The VVOE provided is dated post close. Per guidelines, the VVOE must be dated within 10 days prior to closing.		Reviewer Comment (2024-08-13): VVOE dated the day of closing was provided.	08/13/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816808	xxxxxx	31289286	xxxxxx	08/08/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx/Wages)	The VVOE provided is dated post close. Per guidelines, the VVOE must be dated within 10 days prior to closing.		Reviewer Comment (2024-08-13): VVOE dated the day of closing was provided.	08/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816808	xxxxxx	31289287	xxxxxx	08/08/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The VVOE provided is dated post close. Per guidelines, the VVOE must be dated within 10 days prior to closing.		Reviewer Comment (2024-08-13): VVOE dated the day of closing was provided.	08/13/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816808	xxxxxx	31289288	xxxxxx	08/08/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	The taxes, insurance and assessments were not completed on page 1.		Reviewer Comment (2024-08-14): SitusAMC received Letter of Explanation and Corrected PCCD.		08/14/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816808	xxxxxx	31322234	xxxxxx	08/08/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $149.00 exceeds tolerance of $129.00 plus 10% or $141.90. Insufficient or no cure was provided to the borrower. xxxxxx	Multiple tolerance violations on file. Cure for this fee was provided at closing for $7.10. Will be addressed once all tolerance violations are addressed.		Reviewer Comment (2024-09-18): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	09/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816808	xxxxxx	31322235	xxxxxx	08/08/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $120.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75106)	The COC reflects the property is located in a disaster area which required a $400 fee addition for a CDAIR. However, the fee added was a CDA as well as property is not located in a disaster area.		Reviewer Comment (2024-09-18): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2024-09-10): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check. However, refund amount of $120 reflects under Payoff and payment section on Page 3 of PCCD instead of Page 2 in inner column of section J. Provide corrected PCCD with lender cure amount of %120 in inner column under section J to completed remediation.		09/18/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816808	xxxxxx	31679938	xxxxxx	09/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.				Reviewer Comment (2024-09-23): PDI provided	09/23/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816229	xxxxxx	31312430	xxxxxx	08/09/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Filing Receipt only in file.		Reviewer Comment (2024-08-21): Articles provided Reviewer Comment (2024-08-21): Received only credit report. Provide Articles of Organization. Exception remains. Reviewer Comment (2024-08-16): Received document is Operating Agreement which was already in file at the time of review. However condition is raised for Articles of Organization/Formation. Exception remains.	08/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816229	xxxxxx	31313010	xxxxxx	08/09/2024	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-21): Client elects to waive with verified compensation factors Reviewer Comment (2024-08-16): The new scored credit report is dated post close and not acceptable.			08/21/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817435	xxxxxx	31337985	xxxxxx	08/12/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		ADU: The property is defined as a xxxxxx-unit property with an xxxxxx unit. Multiple accessory units are not permitted. Property is a xxxxxx and not allowed per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-29): Client elects to waive with verified compensation factors Reviewer Comment (2024-08-19): The comments from the appraiser do not clear this condition. The guidelines do not allow muti-family properties with accessory units.			08/29/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	817435	xxxxxx	31338036	xxxxxx	08/12/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	VVOE is dated post-close. The guidelines require the VVOE to be dated within 10 days prior to closing.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-19): Client elects to waive with verified compensation factors			08/19/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	817435	xxxxxx	31338047	xxxxxx	08/12/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The HOI address does not match the Note.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-03): Client elects to waive with verified compensation factors			09/03/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	817435	xxxxxx	31338058	xxxxxx	08/12/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The Flood Cert address does not match the Note.		Reviewer Comment (2024-08-23): Updated flood cert provided	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	817435	xxxxxx	31338062	xxxxxx	08/12/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	Appraisal and CDA: The address does not match the Note.		Reviewer Comment (2024-09-11): An updated appraisal and CDA were provided with the address matching the Note.	09/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	816931	xxxxxx	31286054	xxxxxx	08/12/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2024-08-22): The Final HUD was provided.	08/22/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815293	xxxxxx	31313040	xxxxxx	08/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	Final CD did not disclose taxes, insurance and any assessments.		Reviewer Comment (2024-08-30): SiutsAMC Received corrected PCCD and LOE. Reviewer Comment (2024-08-21): SitusAMC received LOX, however we require corrected PCCD and LOE updating the page 1 and page 4.		08/30/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815293	xxxxxx	31313041	xxxxxx	08/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim xxxxxx)	There is an incomplete CD in file with an issue date of xxxxxx . If CD was never provided this CD, provide an attestation to this effect.		Reviewer Comment (2024-09-03): SitusAMC received lender attestation that xxxxxx CD was never issued to borrower.	09/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815293	xxxxxx	31313042	xxxxxx	08/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim xxxxxx)	There is an incomplete CD in file with an issue date of xxxxxx . If CD was never provided this CD, provide an attestation to this effect.		Reviewer Comment (2024-09-03): SitusAMC received lender attestation that xxxxxx CD was never issued to borrower.	09/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815293	xxxxxx	31313064	xxxxxx	08/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	Final CD did not disclose taxes, insurance and any assessments.		Reviewer Comment (2024-08-30): SiutsAMC Received corrected PCCD and LOE.		08/30/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815293	xxxxxx	31313065	xxxxxx	08/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	Final CD did not disclose taxes, insurance and any assessments.		Reviewer Comment (2024-08-30): SiutsAMC Received corrected PCCD and LOE.		08/30/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815293	xxxxxx	31313066	xxxxxx	08/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Final CD did not disclose a reason an escrow account was not established.		Reviewer Comment (2024-08-30): SiutsAMC Received corrected PCCD and LOE.		08/30/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815293	xxxxxx	31337687	xxxxxx	08/12/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.			Reviewer Comment (2024-09-05): An LOE and corrected and executed RTC form were provided. Reviewer Comment (2024-08-29): Received corrected and executed RTC form (signature evidences delivery). Pending receipt of LOE to borrower for RTC to cure.	09/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815293	xxxxxx	31337717	xxxxxx	08/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	The COC reflects a CDA fee was added due to subject property city and zip needed correction. This is not a valid change to add a CDA fee.		Reviewer Comment (2024-08-30): SitusAMC Received PCCD, LOE, Refund Check and Proof of Mailiing Reviewer Comment (2024-08-21): SitusAMC received LOE & Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the CDA fee was added. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.		08/30/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815293	xxxxxx	31337718	xxxxxx	08/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $717.00 exceeds tolerance of $645.00. Insufficient or no cure was provided to the borrower. (8304)	Multiple tolerance violation. Final CD reflects a cure of $71. Once all tolerance violation are addressed this will also be addressed.		Reviewer Comment (2024-08-21): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	08/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	818016	xxxxxx	31310201	xxxxxx	08/12/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The Note + addendums and DOT + Riders reflect Building xxxxxx vs all other documents which reflect Unit/Apt xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-09): Client elects to waive			08/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818016	xxxxxx	31310328	xxxxxx	08/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The Operating Agreement is not executed.		Reviewer Comment (2024-08-13): Received Updated Operation Agreement. Exception Cleared.	08/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817956	xxxxxx	31308159	xxxxxx	08/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-08-13): Received Cogs.	08/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817956	xxxxxx	31308160	xxxxxx	08/12/2024	Credit	Missing Document	General	Missing Document	Missing Document: Citizenship Affidavit not provided				Reviewer Comment (2024-08-14): Received Affidavit. Exception Cleared.	08/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817956	xxxxxx	31308161	xxxxxx	08/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-08-13): Received EIN document. Exception Cleared.	08/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817956	xxxxxx	31308165	xxxxxx	08/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2024-08-13): Received Updated Fraud Report. Exception cleared.	08/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817956	xxxxxx	31308166	xxxxxx	08/12/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2024-08-13): Received Updated Fraud Report. Exception cleared.	08/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817956	xxxxxx	31308167	xxxxxx	08/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-08-13): Received Operating Agreement.	08/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817956	xxxxxx	31331264	xxxxxx	08/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2024-08-14): Received HOA Questionnaire. Exception cleared.	08/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817956	xxxxxx	31331268	xxxxxx	08/12/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor concentration > 60% and OO < 40%. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2024-08-09): Client elects to waive with verified compensation factors			08/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817956	xxxxxx	31331295	xxxxxx	08/12/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Blanket HOI not provided. Cert of Liability only in file with no property coverage.		Reviewer Comment (2024-08-20): Received Blanket HOI Policy. Exception cleared. Reviewer Comment (2024-08-15): Received document is Certificate of Liability Insurance. Blanket HOI policy is required. Exception remains. Reviewer Comment (2024-08-14): Received document is HO3. Provide Blanket HOI. Exception remains.	08/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818773	xxxxxx	31308214	xxxxxx	08/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-08-23): Received Approval. Exception cleared.	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818773	xxxxxx	31308215	xxxxxx	08/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full fraud report is missing. Must include all participants in the guidelines.		Reviewer Comment (2024-08-15): Received Fraud and OFAC searches with all participants. Exception cleared.	08/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818773	xxxxxx	31308216	xxxxxx	08/12/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2024-08-15): Received Fraud and OFAC searches with all participants. Exception cleared.	08/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818773	xxxxxx	31309410	xxxxxx	08/12/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the credit report for the subject. Copy of the Note, Payoff and 6 months pay history were provided. Provide VOM.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-08-19): Client elects to waive with verified compensation factors Reviewer Comment (2024-08-15): Received Pay History, which was already available in file at the time of review. The document requested is a VOM for the subject property. Exception remains.			08/19/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818773	xxxxxx	31309529	xxxxxx	08/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The Operating Agreement in file is not signed.		Reviewer Comment (2024-08-23): Received executed Operating Agreement. Exception cleared	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816132	xxxxxx	31308341	xxxxxx	08/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-08-14): Received approval. Exception cleared.	08/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816132	xxxxxx	31308411	xxxxxx	08/12/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI does not cover at minimum the loan amount. Provide the RCE.		Reviewer Comment (2024-08-15): RCE provided Reviewer Comment (2024-08-15): Received same HOI Policy, which was available at the time of review. The condition is raised for HOI does not cover at minimum the loan amount. Provide the RCE. Exception remains.	08/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816132	xxxxxx	31311390	xxxxxx	08/12/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the xxxxxx mortgage payment for the primary residence. Borrower made last payment on xxxxxx 24. Application date is xxxxxx . Housing history must be within 45 days of application date.		Reviewer Comment (2024-08-20): Per client clarification, if last payment date is xxxxxx , this covers all of May as current. The 45 day current from application is from application date - 45 days. Application date is xxxxxx Current as of xxxxxx with LPD xxxxxx .	08/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816132	xxxxxx	31311566	xxxxxx	08/12/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is an executed 1-4 Family Rider to the DOT in file, however the DOT does not include the rider on page 2. Provide the corrected and executed DOT, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.		Reviewer Comment (2024-08-21): Updated DOT, LOE to borrower, LOI and evidence of delivery to borrower provided	08/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815974	xxxxxx	31309258	xxxxxx	08/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2024-08-14): Received ACH document. Exception Cleared.	08/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815974	xxxxxx	31332153	xxxxxx	08/12/2024	Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Coverage Amount is insufficient per guidelines.	Original Loan Amount: xxxxxx; Estimated Cost New: ; Lender Documented Insured Value:	Blanket HOI coverage short on coverage requirements. Investor exception in file.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-08-09): Client elects to waive with verified compensation factors			08/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816956	xxxxxx	31308058	xxxxxx	08/12/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Hazard Insurance reflects the address as xxxxxx, However, the note reflects xxxxxx.		Reviewer Comment (2024-09-03): Update HOI provided Reviewer Comment (2024-09-03): No new documents were uploaded in file. Please provide the documents as requested on the original condition. Exception remains.	09/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816956	xxxxxx	31329898	xxxxxx	08/12/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 6.2024 mortgage payment for the second lien on the subject property with xxxxxx. DLA on credit report is 5.1/2024 and application date is xxxxxx. History must be within 45 days of application date.		Reviewer Comment (2024-08-19): Received the 6.2024 mortgage payment for the second lien on the subject property with xxxxxx. Exception cleared.	08/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817397	xxxxxx	31309594	xxxxxx	08/12/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-08-21): Received CDA. Exception Cleared. Reviewer Comment (2024-08-19): The same appraisal was provided that was in file at time of review. Please review the original condition which is requiring the secondary valuation for securitization (i.e. CU < 2.5 score, CDA, ARR, field review, etc).	08/21/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	817397	xxxxxx	31309625	xxxxxx	08/12/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete	Background Authorization and Contact Information Form is missing	Reviewer Comment (2024-08-22): Per comments, seller's application was recently updated to condense the property management questionnaire and guarantor contact information sheet. Applicable information on form provided.

Reviewer Comment (2024-08-19): Received Property Management Questionnaire, however the condition was raised for missing receipt of contact information form (this form has the citizenship, FTI, and guarantor information on it). Exception remains.

Reviewer Comment (2024-08-15): Authorization provided. Pending receipt of contact information form (this form has the citizenship, FTI, and guarantor information on it).
															08/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	817397	xxxxxx	31309626	xxxxxx	08/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Wire Ticket to Settlement Agent		Reviewer Comment (2024-08-15): Wire Ticket provided	08/15/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	817397	xxxxxx	31309628	xxxxxx	08/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-08-15): Ops Agreement provided	08/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	817397	xxxxxx	31310155	xxxxxx	08/12/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Note and Security Instrument reflect zip code as xxxxxx. However, all other documents reflect zip code as xxxxxx. Per a lookup of the USPS.com, zip code is reflecting as xxxxxx. Provide the corrected Note and DOT, LOE to borrower, evidence of delivery to the borrower and Lender's Letter of intent to Re-Record.	The qualifying DSCR on the loan is greater than the guideline minimum. Credit Score 30+ points > minimum required	Reviewer Comment (2024-09-13): The Client elects to waive with comp factors. The only document that was not provided was evidence of delivery.

Reviewer Comment (2024-09-12): Received LOI. Pending receipt of evidence of delivery to the borrower.

Reviewer Comment (2024-09-07): LOE to borrower and xxxxxx affidavit provided. Provided evidence of delivery to the borrower and lender's letter of intent to re-record. Clarity comments are not acceptable.

Reviewer Comment (2024-08-23): Corrected Note provided with correct zip code of xxxxxx. However, please review the original condition for all required documents. Provide the corrected and executed DOT with correct zip code, LOE to borrower, evidence of delivery to the borrower and Lender's Letter of intent to Re-Record.
																	09/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	817397	xxxxxx	31310262	xxxxxx	08/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrower's/Guarantors, Property Seller's, Brokers, Loan Officer's, Appraisers, Real Estate Agents, Settlement Agents)		Reviewer Comment (2024-08-28): Received Email verifying Settlement agent name. Exception cleared. Reviewer Comment (2024-08-26): Received OFAC for appraiser. However, received OFAC run on xxxxxx, unable to determine the settlement agent name from the signature on the HUD. Please provide the document to verify the settlement agent. Also received OFAC reflecting borrower's last name twice, please provide OFAC search for borrower xxxxxx". Exception remains. Reviewer Comment (2024-08-16): Fraud and OFAC search not run on Appraiser and Settlement Agents.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	817397	xxxxxx	31333447	xxxxxx	08/12/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided	The EAD card provided expired xxxxxx . Further, per guidelines, borrowers who are not US citizens are green card holder are subject to the following: Valid Passport and Visa and Borrower attorney w/E&O policy, named legal service recipient in case of FCL.	The qualifying DSCR on the loan is greater than the guideline minimum. Credit Score 30+ points > minimum required	Reviewer Comment (2024-09-11): The client elects to waive.

Reviewer Comment (2024-09-07): This loan was not reviewed to investor guidelines but xxxxxx guidelines which require the documentation in the original condition which must be provided. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-08-23): Please review comments in the original condition and xxxxxx  The EAD card provided expired xxxxxx . Further, per guidelines, borrowers who are not US citizens are green card holder are subject to the following: Valid Passport and Visa and Borrower attorney w/E&O policy, named legal service recipient in case of FCL. I -797C was provided but does not grant any immigration status.

Reviewer Comment (2024-08-23): The condition is not in reference to Articles or Org (which was not provided. Only Operating Agreement and Corp Res were provided). Please review comments in the original condition and xxxxxx

Reviewer Comment (2024-08-19): The document received is Form I-797C, the document cannot be accepted as it does not grant any immigration status. Per guidelines, borrowers who are not US citizens are green card holder are subject to the following: Valid Passport and Visa and Borrower attorney w/E&O policy, named legal service recipient in case of FCL. Exception remains.
																	09/11/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	817397	xxxxxx	31333506	xxxxxx	08/12/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met	For properties owned less than 180 days, the LTV equals the loan amount divided by the lower of the “As-is” appraised value or Cost Basis. Cost basis it purchase price + doc improvements. Doc improvements not provided and lender used higher appraised value.	The qualifying DSCR on the loan is greater than the guideline minimum. Credit Score 30+ points > minimum required	Reviewer Comment (2024-08-28): Client elects to waive with verified compensation factors

Reviewer Comment (2024-08-23): Lender would like to waive. Assigned to investor.

Reviewer Comment (2024-08-23): The xxxxxx does reference loan origination would be the application date.

Reviewer Comment (2024-08-23): The loan was not reviewed to investor guidelines. The loan was reviewed to xxxxxx guidelines using the Verus matrix. The xxxxxx guidelines reference the loan origination.

Reviewer Comment (2024-08-22): Per guidelines, seasoning is based off acquisition to new loan origination (i.e. application date). < 180 days.

Reviewer Comment (2024-08-21): Per page 1 of the title policy the property was not purchased until xxxxxx . Per appraisal purchase price was xxxxxx Condition is valid.
																	08/28/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	817397	xxxxxx	31333547	xxxxxx	08/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided	Acceptance only provided. Provide the filed Articles.	Reviewer Comment (2024-08-23): Articles provided

Reviewer Comment (2024-08-23): Only Operating Agreement and Corp Res were provide vs the filed Articles. Section 1.1 of the Ops Agreement only reflect the entity was formed within the laws of the state and is not the filed Articles.

Reviewer Comment (2024-08-22): The same document was provided that was previously provided and provided at time of review. Please review original condition: Acceptance of filing only provided. Provide the filed Articles.

Reviewer Comment (2024-08-19): Received Acceptance of filling, however the document requested is for the Filed Articles. Exception remains.
															08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	817139	xxxxxx	31309934	xxxxxx	08/12/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-08-22): Received CDA. Reviewer Comment (2024-08-19): The appraisal provided was already in file at time of review. Please review the original condition. This is in regards to the secondary valuation required for securitization (i.e. CU score < 2.5, CDA, ARR, field review, etc).	08/22/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	817139	xxxxxx	31309940	xxxxxx	08/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Wire Ticket to Settlement Agent		Reviewer Comment (2024-08-16): Received Wire Trade Ticket. Reviewer Comment (2024-08-16): Wire Ticket to Settlement Agent not received. Provide Wire Ticket to Settlement Agent. Exception remains.	08/16/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	817139	xxxxxx	31309941	xxxxxx	08/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-08-16): Received Operating Agreement. Exception Cleared.	08/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	817139	xxxxxx	31309944	xxxxxx	08/12/2024	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2024-08-16): Received Flood Certificate. Exception cleared.	08/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	817139	xxxxxx	31309946	xxxxxx	08/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-08-15): Articles of Organization provided	08/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	817139	xxxxxx	31309970	xxxxxx	08/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided				Reviewer Comment (2024-08-15): DL provided	08/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	817139	xxxxxx	31318818	xxxxxx	08/12/2024	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx	Credit report is > 120 days old. Soft pull reports are acceptable every 90 days after original hard pull expiration – New hard pull required once original pull date exceeds 365 days.		Reviewer Comment (2024-08-19): New scored report provide dated 6/18 Reviewer Comment (2024-08-15): The same scored credit report was provided that was in file at time of review. Provide the updated scored report dated prior to closing or soft pull within 90 days of original hard pull.	08/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	817139	xxxxxx	31333624	xxxxxx	08/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided				Reviewer Comment (2024-08-15): Background report provided	08/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	817139	xxxxxx	31333627	xxxxxx	08/12/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants. Missing Settlement Agent.		Reviewer Comment (2024-08-27): Received OFAC SDN Name screening for Settlement Agent. Exception cleared.	08/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	818893	xxxxxx	31313028	xxxxxx	08/13/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2024-08-20): Received Fraud Report. Exception cleared.	08/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818893	xxxxxx	31313044	xxxxxx	08/13/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full fraud report not provided. Must include all participants.		Reviewer Comment (2024-08-21): Received updated ofac search. Exception Cleared. Reviewer Comment (2024-08-20): Received Mortgage Participant List Report which does not include Settlement Agent, xxxxxx. Exception remains. Reviewer Comment (2024-08-19): Fraud and OFAC search not run on Settlement agent, xxxxxx. Exception remains.	08/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818044	xxxxxx	31330852	xxxxxx	08/13/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-12): Client elects to waive with verified compensation factors			08/12/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818044	xxxxxx	31330854	xxxxxx	08/13/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-08-20): Received Title Final. Exception Cleared.	08/20/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818044	xxxxxx	31330909	xxxxxx	08/13/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	Provide CPA letter confirming the business being used to source income is in existence for a minimum of two (2) years and ownership %. Borrower must be at least 25% owner of the business. A processor verbal is not acceptable.		Reviewer Comment (2024-08-16): Received CPA Letter confirming the ownership of business and business is in existence for more than 2 years. Exception cleared.	08/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818044	xxxxxx	31331021	xxxxxx	08/13/2024	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Reviewer Comment (2024-08-12): Client elects to waive			08/12/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818044	xxxxxx	31331059	xxxxxx	08/13/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent. The provided CD does not have settlement Agent name.		Reviewer Comment (2024-08-20): Received title report with escrow officer name. Exception Cleared. Reviewer Comment (2024-08-16): Received updated Fraud Report with settlement name xxxxxx". Please provide the document to verify the settlement agent name, as the CD does not have settlement Agent name. Exception remains.	08/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818044	xxxxxx	31331087	xxxxxx	08/13/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Property History Report reflects mortgage lien in amount of $xxxxx. Provide evidence to verify mortgage lien in amount of $xxxxx has been paid off.	Reviewer Comment (2024-08-26): Corrective release of lien provided along with LOE from county and LOE from lender.

Reviewer Comment (2024-08-23): The LOE does not clear this condition. Further, the LOE is not for the $153,000 lien. The xxxxxx number nor the ID number in the subject line match the DOT provided.  xxxxxx inactive does not mean release. It could mean refinanced or assigned to servicer. The actual release must be provided.

Reviewer Comment (2024-08-19): On property history report release mortgage in amount of $xxxxx which is for the Mortgage dated xxxxxx , however the exception is raised for the Mortgage in amount of $xxxxx dated xxxxxx . Exception remains.
															08/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818044	xxxxxx	31355220	xxxxxx	08/13/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,626.25 exceeds tolerance of $1,848.00. Insufficient or no cure was provided to the borrower. (8304)	The COC provided does not reflect a valid reason for the transfer tax increase.	Reviewer Comment (2024-09-04): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2024-08-30): SitusAMC received corrected PCCD, LOE, Copy of refund check and shipping label. However, we are unable to track the USPS tracking number xxxxx), which was provided in the loan file. Proof of delivery or Confirmation on email from borrower that they received copy of check in order to cure this exception.

Reviewer Comment (2024-08-26): SitusAMC received rebuttal that settlement Statement were not received until xxxxxx however, increase in fee was not disclosed to the borrower within 3 business days from the date of change. Receipt of statement is not a valid change of circumstance for increase in fee. Please provide additional information that resulted in an increase in closing costs or provide cure.

Reviewer Comment (2024-08-21): SitusAMC; provided valid COC indicates loan amount changed to xxxxxx and corresponding LE dated xxxxxx indicates Transfer taxes in the amount of xxxxxx. But, the Transfer taxes increased of xxxxxx on LE dated xxxxxx , for which we do not have a valid COC to re-baseline this exception. If there was an additional reason the fees increased we will need the additional information otherwise a corrected CD, LOE, refund check, and proof of mailing is needed to cure.

Reviewer Comment (2024-08-19): SitusAMC received valid COC dated xxxxxx , however transfer tax fee increased on LE dated xxxxxx. A valid COC within 3 days of change or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																09/04/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	817188	xxxxxx	31318133	xxxxxx	08/13/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $43,530.66 is less than Cash From Borrower $108,842.27.	Business funds are limited to the borrower's ownership % if not in the name a Borrowing Entity. Any access letter has no bearing on this.		Reviewer Comment (2024-08-22): Final CD provided for REO C/O refinance.	08/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817188	xxxxxx	31318135	xxxxxx	08/13/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.	Business funds are limited to the borrower's ownership % if not in the name a Borrowing Entity. Any access letter has no bearing on this.		Reviewer Comment (2024-08-22): Final CD provided for REO C/O refinance.	08/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818064	xxxxxx	31318532	xxxxxx	08/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2024-08-21): Received Business Purpose Certificate. Exception cleared.	08/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818064	xxxxxx	31329965	xxxxxx	08/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Assignment of Leases/Rents not provided		Pages 3-6 are missing for the rider.		Reviewer Comment (2024-08-15): Received all pages of Assignment of Leases/Rents. Exception cleared.	08/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818945	xxxxxx	31319049	xxxxxx	08/13/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full fraud report is missing. Must contain all All parties to the transaction searches: Borrowers/Guarantors, Property Sellers, Settlement Agents		Reviewer Comment (2024-08-16): Received Fraud Report. Exception cleared.	08/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818945	xxxxxx	31319052	xxxxxx	08/13/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2024-08-16): Received Fraud Report. Exception cleared.	08/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818945	xxxxxx	31319084	xxxxxx	08/13/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 652 is less than Guideline representative FICO score of 680.	Investor Exception: Borrower is a first-time investor and credit score is below 680	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-08-12): Client elects to waive with verified compensation factors			08/12/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818945	xxxxxx	31319155	xxxxxx	08/13/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Per the CDA address reflects xxxxxx vs. the Note which reflects xxxxxx & xxxxxx		Reviewer Comment (2024-08-21): Updated CDA provided Reviewer Comment (2024-08-15): The email does not clear the condition. All documents must match.	08/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818945	xxxxxx	31319196	xxxxxx	08/13/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Per HOI and RCE address reflects xxxxxx vs. the Note which reflects xxxxxx & xxxxxx	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-08-23): Client elects to waive with verified compensation factors Reviewer Comment (2024-08-15): The email does not clear the condition. All documents must match.			08/23/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818945	xxxxxx	31349806	xxxxxx	08/13/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Housing history must be within 45 days of application date. Provide the xxxxxx mortgage payment for the primary residence.		Reviewer Comment (2024-08-16): Received Credit Supplemental Report, with DLA of xxxxxx . Exception cleared.	08/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816209	xxxxxx	31319293	xxxxxx	08/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2024-08-27): BP cert provided	08/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816209	xxxxxx	31349985	xxxxxx	08/13/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Housing history must be within 45 days of application date. Provide the 5.1.2024 & 6.1.2024 mortgage payment for the primary residence with xxxxxx.		Reviewer Comment (2024-08-23): Mortgage statement provided dated 6/4 reflecting NPD on xxxxxx No late charges.	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815716	xxxxxx	31315443	xxxxxx	08/13/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim xxxxxx)	There is an incomplete CD's in file with a date issued of xxxxxx without evidence if this was provided to the borrower or not.		Reviewer Comment (2024-08-16): SitusAMC received LOA to remove document(s) 0006 and 0102 from testing as not provided to the borrower.	08/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815716	xxxxxx	31354231	xxxxxx	08/13/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $317.75 exceeds tolerance of $176.00 plus 10% or $193.60. Insufficient or no cure was provided to the borrower. xxxxxx	The COC's in file do not reflect a valid reason as to why the recording fees increased.	Reviewer Comment (2024-08-27): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.

Reviewer Comment (2024-08-23): SitusAMC Received PCCD, LOE, Refund Check and Email copy; however, require borrower confirmation for the receipt of check. Provide evidence that borrower received the copy of check.

Reviewer Comment (2024-08-19): SitusAMC received rebuttal, recording fee increased from $176 to $317.75. Cure of $124.15 is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2024-08-16): SitusAMC received LOA. However, the fee increased on LE dated xxxxxx for $318 from $318 on LE dated xxxxxx . Kindly provide a valid COC for the fee increased or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.
																08/27/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815716	xxxxxx	31354248	xxxxxx	08/13/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-12): Client elects to waive			08/12/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815716	xxxxxx	31355027	xxxxxx	08/13/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC not run on Settlement Agent.		Reviewer Comment (2024-08-19): Received updated Fraud Report and Post Close CD verifying settlement agent name. Exception cleared. Reviewer Comment (2024-08-16): The document provided only reflects Title Company name. The CD also does not reflects settlement agent name. Provide the document to verify the settlement agent name. Exception remains.	08/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814464	xxxxxx	31325115	xxxxxx	08/13/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-08-14): Received Approval. Exception Cleared.	08/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814464	xxxxxx	31325172	xxxxxx	08/13/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $168,000.00 is less than the note amount of $xxxxx based on the Commitment in file.			Reviewer Comment (2024-08-16): Updated title commitment provided	08/16/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814464	xxxxxx	31332612	xxxxxx	08/13/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The OFAC report is missing the correct loan officer.		Reviewer Comment (2024-09-13): Received Updated Fraud Report. Exception cleared.	09/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814464	xxxxxx	31348274	xxxxxx	08/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Marital Status was not provided		Required to evidence if spousal consent is required.		Reviewer Comment (2024-09-13): Received LOE from borrower.	09/13/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814464	xxxxxx	31348351	xxxxxx	08/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Document is not executed by the Guarantor.		Reviewer Comment (2024-09-13): Received Guarantor Agreement. Exception Cleared.	09/13/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814464	xxxxxx	31348380	xxxxxx	08/13/2024	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Judgments / Balance: xxxxx	An LOE was provided for the judgment on title from the borrower stating they do not recall the judgment, however that does not mean it is not filed. Provide evidence this judgment does not belong to the borrower or evidence paid in full and close.	The representative FICO score exceeds the guideline minimum by at least 40 points. The subject transaction is an R/T refinance and the P&I saves the borrower $333.33 monthly.	Reviewer Comment (2024-09-13): The client elects to waive.			09/13/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817080	xxxxxx	31324341	xxxxxx	08/13/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx.		Reviewer Comment (2024-08-20): Received Fraud and OFAC searches run on Settlement Agent, xxxxxx. Exception cleared. Reviewer Comment (2024-08-15): Cleared in error Reviewer Comment (2024-08-15): Received Fraud report however it does not consist the name of Settlement agent xxxxxx. Kindly provided updated report with settlement agent name.	08/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	817080	xxxxxx	31355374	xxxxxx	08/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided				Reviewer Comment (2024-08-15): Received Note - Senior Lien. Exception Cleared.	08/15/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818739	xxxxxx	31352179	xxxxxx	08/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		Per the Note on page 1, item 4, says see PPP addendum which was not provided.		Reviewer Comment (2024-08-30): Received PPP addendum. Exception cleared.	08/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	Yes	Property Focused
xxxxxx	818424	xxxxxx	31375749	xxxxxx	08/14/2024	Credit	Asset	Asset Eligibility	Asset	Guideline Issue: Seller concessions exceeds the amount allowed per credit guidelines		Seller concessions exceed 3%. Investor exception in file. However, comp factors are incorrect.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2024-08-19): Client elects to waive with verified compensation factors			08/19/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817091	xxxxxx	31329632	xxxxxx	08/14/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-08-15): Approval Received.	08/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817091	xxxxxx	31348385	xxxxxx	08/14/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC were not provided on Settlement Agent, xxxxxx.		Reviewer Comment (2024-08-22): Received Updated Fraud Report. Exception cleared.	08/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816650	xxxxxx	31329851	xxxxxx	08/14/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $214,000.00 is less than Cash From Borrower $501,825.15.	The borrower references a 1031 exchange but documentation was not provided for this. Only instructions.		Reviewer Comment (2024-08-23): Final SS provided Reviewer Comment (2024-08-21): The final closing statement provided is for the subject property. Please review comments on xxxxxx Estimated closing statement provided for exchange funds. Provide the final stamped settlement statement for exchange funds. Reviewer Comment (2024-08-19): Estimate closing statement provided for exchange funds. Provide the final signed/stamped settlement statement	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	816650	xxxxxx	31330421	xxxxxx	08/14/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.	The borrower references a 1031 exchange but documentation was not provided for this. Only instructions.		Reviewer Comment (2024-08-23): Final SS provided Reviewer Comment (2024-08-21): The final closing statement provided is for the subject property. Please review comments on xxxxxx Estimated closing statement provided for exchange funds. Provide the final stamped settlement statement for exchange funds. Reviewer Comment (2024-08-19): Estimate closing statement provided for exchange funds. Provide the final signed/stamped settlement statement	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	816650	xxxxxx	31364634	xxxxxx	08/14/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Page 1 reflects the borrower's primary residence is on xxxxxx, however REO section xxxxxx reflects this property as an investment.		Reviewer Comment (2024-08-19): Received corrected 1003. Exception cleared.	08/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	816650	xxxxxx	31365049	xxxxxx	08/14/2024	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: xxxxxx // Account Type: Funds from Business Account / Account Number: xxxxxx	Provide 1 months complete statements	Reviewer Comment (2024-09-04): 1 month statement provided for source of funds for new account opened.

Reviewer Comment (2024-09-03): Account provided for 1 month for xxxxxx and xxxxxx through xxxxxx . These accounts total $1,634.54 ending balance with beginning balance of $3,428.90. No transfer noted. The account claimed to be new with < 1 month statements xxxxxx has deposits of $59,000 and $155,000.

Reviewer Comment (2024-08-28): The same bank statement was provided that was in file at time of review. Please review the comments on xxxxxx  The rebuttal is not acceptable. This is a guideline requirement. If this is a new account established, the 1 month account from which the funds were transferred or provided from will need to be provided

Reviewer Comment (2024-08-27): No new documents received. Please try uploading again.

Reviewer Comment (2024-08-21): The rebuttal is not acceptable. This is a guideline requirement. If this is a new account established, the 1 month account from which the funds were transferred will need to be provided
															09/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	816650	xxxxxx	31365057	xxxxxx	08/14/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx			Reviewer Comment (2024-08-19): 442 provided	08/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	816110	xxxxxx	31372828	xxxxxx	08/14/2024	Credit	Guideline	Guideline Issue	Guideline	The borrower is a Non-Permanent Resident Alien and did not meet guides.		EAD card expired on xxxxxx . I-797C provided but does not convey approval status. Investor exception to allow expired EAD card with renewal application receipt verification.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-14): Client elects to waive with verified compensation factors			08/14/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818975	xxxxxx	31352302	xxxxxx	08/15/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided				Reviewer Comment (2024-09-09): Received Note - Senior Lien. Exception cleared.	09/09/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818975	xxxxxx	31352382	xxxxxx	08/15/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx/Wages)	The provided VVOE for xxxxxx Employer is dated xxxxxx which is after closing. Per guidelines, the VVOE needs to be within 10 calendar days prior to Note date.		Reviewer Comment (2024-08-22): Preclose VVOE received Reviewer Comment (2024-08-20): Please review the original condition. Per investor guidelines, the VVOE must be dated within 10 calendar days prior to the Note. The VVOE is dated post-close. This is an ATR fail and cannot be waived.	08/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818975	xxxxxx	31352383	xxxxxx	08/15/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx Permanente/Wages)	The provided VVOE for xxxxxx Employer is dated xxxxxx which is after closing. Per guidelines, the VVOE needs to be within 10 calendar days prior to Note date.		Reviewer Comment (2024-08-22): Pre-close VVOE provided Reviewer Comment (2024-08-20): Please review the original condition. Per investor guidelines, the VVOE must be dated within 10 calendar days prior to the Note. The VVOE is dated post-close. This is an ATR fail and cannot be waived.	08/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818975	xxxxxx	31352624	xxxxxx	08/15/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Per guidelines, the VVOE needs to be within 10 calendar days prior to Note date.		Reviewer Comment (2024-08-22): Pre-close VVOE provided Reviewer Comment (2024-08-20): Please review the original condition. Per investor guidelines, the VVOE must be dated within 10 calendar days prior to the Note. The VVOE is dated post-close. This is an ATR fail and cannot be waived.	08/22/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	818975	xxxxxx	31352625	xxxxxx	08/15/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Per guidelines, the VVOE needs to be within 10 calendar days prior to Note date.		Reviewer Comment (2024-08-22): Pre-close VVOE provided Reviewer Comment (2024-08-20): Please review the original condition. Per investor guidelines, the VVOE must be dated within 10 calendar days prior to the Note. The VVOE is dated post-close. This is an ATR fail and cannot be waived.	08/22/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818975	xxxxxx	31352626	xxxxxx	08/15/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of $1,488,518.14 is under disclosed by $96.20 compared to the calculated total of payments of $1,488,614.34 which exceeds the $35.00 threshold. (Final xxxxxx)	The disclosed Total of Payments in the amount of $1,488,518.14 is under disclosed by $96.20 compared to the calculated total of payments of $1,488,614.34.	Reviewer Comment (2024-10-02): Cure docs received

Reviewer Comment (2024-09-24): Please provide copy of reopening of rescission and proof of receipt of RTC to complete remediation.

Reviewer Comment (2024-09-16): SitusAMC received LOE, copy of cure refund for total underdisclosure and proof of mailing.  However, as previously stated, this is a material disclosure violation which requires reopening of rescission also and a Corrected CD.  Please provide PCCD, RTC and proof of delivery of both to complete remediation.

Reviewer Comment (2024-09-10): This is a material disclosure on a refinance transaction. Re-opening of RTC and proof of delivery of the RTC is required to complete the cure. TRID GRID 4.0 Remediation types, Row C) reports...Within 60 days of discovery 1. Letter of Explanation (Other evidence of borrower notification of the error will be considered.) 2. Corrected PCCD or detailed LOE re-disclosing correct information*Material disclosure exceptions on rescindable transactions require proof of consumer receipt, see D) below and row 6 of “Remediation Considerations "More than 60 days from discovery – No cure available.  Cure also requires PCCD.  Please provide PCCD, RTC and proof of delivery of both to complete remediation.

Reviewer Comment (2024-09-03): As previously stated....Understanding the lender did not originate a loan in foreclosure, the exception is cited because in the event the borrower does end up in foreclosure, they can rescind the loan based on the under-disclosure. In the event they do rescind, the assignee would be required to refund all the fees paid on the loan including interest collected. The rating agencies require an EV3-C level exception in the event the exception carries assignee liability, impairs the asset, or would be an impediment to foreclosure. They do not ignore the possibility that some loans go into foreclosure and therefore the exception and current grade remain pending remediation: LOE, corrected CD, copy of refund check $96.20 for full under disclosure, proof of delivery, and reopened rescission to all consumers.

Reviewer Comment (2024-08-27): SitusAMC tests according to TRID GRID 4.0, which TOP Threshold for Accuracy can be found referenced on Row 8 of Additional Considerations. This is in reference to 1026.23(g) for Tolerances for Accuracy. If one looks at 1026.23(g)(1), it states, a one-half of 1 percent tolerance “Except as provided in paragraphs (g)(2) and (h)(2)”: The reference above points to 1026.23(h)(2) that limits the tolerance to $35 in the event the loan goes to foreclosure, if it is the consumer’s principal dwelling, which this loan is: Understanding the lender did not originate a loan in foreclosure, the exception is cited because in the event the borrower does end up in foreclosure, they can rescind the loan based on the under-disclosure. In the event they do rescind, the assignee would be required to refund all the fees paid on the loan including interest collected. The rating agencies require an EV3-C level exception in the event the exception carries assignee liability, impairs the asset, or would be an impediment to foreclosure. They do not ignore the possibility that some loans go into foreclosure and therefore the exception and current grade remain pending remediation: LOE, corrected CD, copy of refund check $96.20 for full underdisclosure, proof of delivery, and reopened rescission to all consumers.
																10/02/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	818975	xxxxxx	31352671	xxxxxx	08/15/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-08-21): Received Fraud and OFAC searches run on Settlement Agent, xxxxxx. Exception cleared.	08/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818975	xxxxxx	31360599	xxxxxx	08/15/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-15): Client elects to waive			08/15/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818975	xxxxxx	31383788	xxxxxx	08/15/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx WVOE - Includes Income	Variable earnings must be averaged over the most recent (2) years and must include all of the following: Most recent year-to-date pay stub reflecting the variable earnings; W-2 forms covering the most recent 1-year or 2-year period; A completed Written Verification of Employment – xxxxxx Form 1005 detailing base, overtime, commission, or bonus earnings. The WVOE was not provided for xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-04): Client elects to waive with verified compensation factors

Reviewer Comment (2024-09-03): When variable income is utilized, the guidelines require paystubs for 1 month, 2 years W2's based on income doc type, AND a WVOE, Form 1005, breaking down variable income. The WVOE, form 1005 was not provided. The document provided is The Work Number and is dated post-close. Neither is acceptable.

Reviewer Comment (2024-08-29): All income documents needs to be prior to closing. Provide WVOE. Exception remains.

Reviewer Comment (2024-08-27): Received post close WVOE. Exception remains.

Reviewer Comment (2024-08-23): As stated previously in 8.22 comments, this loan was not reviewed to lender's guidelines but the investor's closed end seconds guidelines, which require a WVOE when variable income is used to qualify. Please review section 2.7.5.4.23 on page 105 of the guidelines. Variable earnings documentation must include the following: A most recent year to date paystub reflecting variable earnings, W2 forms covering 2 year period, and a WVOE detailing based, OT, commission and bonus earnings.

Reviewer Comment (2024-08-22): This loan was not reviewed to lender's guidelines but the investor's closed end seconds guidelines, which require a WVOE when variable income is used to qualify.

Reviewer Comment (2024-08-21): Please review the original condition. The guidelines also call for a WVOE when variable income is being used to qualify in addition to the paystub and W2's.
																	09/04/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816432	xxxxxx	31353809	xxxxxx	08/15/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-08-26): CDA provided Reviewer Comment (2024-08-21): CDA will be ordered Reviewer Comment (2024-08-19): The document provided is not acceptable for a secondary valuation. Per the addendum this is an evaluation report and does not meet the requirements of the Uniformed Standards of Professional Appraisal Practices. A CDA, ARR, Field Review, 2055E or second full appraisal will be required.	08/26/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	B	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	816432	xxxxxx	31353967	xxxxxx	08/15/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.		HOI policy number not on provided on documents.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-15): Client elects to waive			08/15/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	B	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	816441	xxxxxx	31354835	xxxxxx	08/15/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-15): Client elects to waive			08/15/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	B	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	816441	xxxxxx	31386120	xxxxxx	08/15/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-08-26): CDA provided Reviewer Comment (2024-08-21): CDA will be ordered Reviewer Comment (2024-08-19): The document provided is not acceptable for a secondary valuation. Per the addendum this is an evaluation report and does not meet the requirements of the Uniformed Standards of Professional Appraisal Practices. A CDA, ARR, Field Review, 2055E or second full appraisal will be required.	08/26/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	B	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	818193	xxxxxx	31375286	xxxxxx	08/15/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-08-20): Received Fraud Report. Exception cleared.	08/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818963	xxxxxx	31355704	xxxxxx	08/15/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.		Reviewer Comment (2024-08-20): Client elects to waive			08/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	C	A	A	C	C	D	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818963	xxxxxx	31355764	xxxxxx	08/15/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final xxxxxx	Seller paid fees were not disclosed on the Seller's Closing Disclosure or the Buyer's Final Closing Disclosure.		Reviewer Comment (2024-08-28): SitusAMC received Seller CD. . Reviewer Comment (2024-08-22): Closing statement indicates seller paid fees at closing. Please provide copy of the seller closing disclosure for review.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	C	A	A	C	C	D	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	818963	xxxxxx	31355765	xxxxxx	08/15/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $92.66 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75208)	Cure nor valid COC provided	Reviewer Comment (2024-09-10): Client elects to waive. SOL 1 year expires xxxxxx

Reviewer Comment (2024-08-28): VCC does not indicate the requirement for a verification fee.  Cure is required.

Reviewer Comment (2024-08-21): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was added. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																	09/10/2024	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	C	A	A	C	C	D	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	818963	xxxxxx	31355766	xxxxxx	08/15/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7552)	Cure nor valid COC provided		Reviewer Comment (2024-08-28): SitusAMC received VCC. Reviewer Comment (2024-08-21): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was added. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	C	A	A	C	C	D	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	818963	xxxxxx	31357029	xxxxxx	08/15/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-08-22): CDA received Reviewer Comment (2024-08-19): CDA will be ordered	08/22/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	C	A	A	C	C	D	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818963	xxxxxx	31357035	xxxxxx	08/15/2024	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Lender on Appraisal differs from the Note. Transfer letter not provided.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

													The representative FICO score is above 680.	Reviewer Comment (2024-08-15): Client elects to waive			08/15/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	C	A	A	C	C	D	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819019	xxxxxx	31398518	xxxxxx	08/16/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Occupancy Cert signed at closing, the borrower checked the Principal Residence Box and initialed.	Reviewer Comment (2024-08-27): Updated occupancy cert provided along with LOE from borrower

Reviewer Comment (2024-08-20): The condition cannot be waived. The same signed document was provided with a new page 1 attached reflecting Investment which is auto checked and is not acceptable. The borrower changed the occupancy on the occupancy cert to primary and initialed as the X was already on the Investment box. A new page cannot be added by the lender checking the correct occupancy by the borrower. Provide evidence the borrower made this correction with an email back from the borrower with the disclosure attached.

Reviewer Comment (2024-08-19): The same signed document was provided with a new page 1 attached reflecting Investment which is auto checked and is not acceptable. The lender cannot alter documents on behalf of the borrower.
															08/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819589	xxxxxx	31377020	xxxxxx	08/16/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent: xxxxxx.		Reviewer Comment (2024-08-20): Received Fraud Report. Exception cleared.	08/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816048	xxxxxx	31330261	xxxxxx	07/23/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $12,196.49 is less than Cash From Borrower $440,135.42.	Documented qualifying Assets for Closing of $12,196.49 is less than Cash From Borrower $440,135.42.		Reviewer Comment (2024-08-05): As per closing settlement statement updated correct amount of $167,925.11. Exception cleared. Reviewer Comment (2024-07-31): After capturing the provided recent closing statement total asset verified are $363,579.70. Cash to Close is $430,135.42 +9,337.98) = 4439,473.4. We need additional assets to meet the cash to close and reserve requirements. Exception remains. Reviewer Comment (2024-07-26): Provided closing statement is insufficient to cover Cash From Borrower. Require $232,637.03 to cover cash from borrower. Exception Remains.	08/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816048	xxxxxx	31330262	xxxxxx	07/23/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient. Require verification of policy with sufficient coverage OR copy of insurer's replacement cost estimate supporting current coverage amount.		Reviewer Comment (2024-08-02): Loan amount is covered by dwelling. Exception Cleared. Reviewer Comment (2024-07-26): Provided hazard insurance document is already in file. Require verification of policy with sufficient coverage Or copy of insurer's replacement cost estimate supporting current coverage amount. Exception Remains.	08/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816048	xxxxxx	31330263	xxxxxx	07/23/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 3.00.			Reviewer Comment (2024-08-05): As per closing settlement statement updated correct cash to close amount of $167,925.11. Reviewer Comment (2024-07-31): After capturing the provided recent closing statement total asset verified are $363,579.70. Cash to Close is $430,135.42 +9,337.98) = 4439,473.4. We need additional assets to meet the cash to close and reserve requirements. Exception remains. Reviewer Comment (2024-07-26): Provided closing statement is insufficient to cover Cash From Borrower. Require $232,637.03 to cover cash from borrower. Exception Remains.	08/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816048	xxxxxx	31330264	xxxxxx	07/23/2024	Credit	Asset	Asset Documentation	Asset	Insufficient funds for Reserves. Guidelines require	$9,337.98, and verified reserves are $0.00.			Reviewer Comment (2024-08-05): As per closing settlement statement updated correct cash to close amount of $167,925.11. Reviewer Comment (2024-07-31): After capturing the provided recent closing statement total asset verified are $363,579.70. Cash to Close is $430,135.42 +9,337.98) = 4439,473.4. We need additional assets to meet the cash to close and reserve requirements. Exception remains. Reviewer Comment (2024-07-26): Provided closing statement is insufficient to cover Cash From Borrower. Require $232,637.03 to cover cash from borrower. Exception Remains.	08/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816048	xxxxxx	31330265	xxxxxx	07/23/2024	Credit	Business Purpose	General	Business Purpose	Insufficient funds for Reserves.	Guidelines require $9,337.98 of reserves, and verified reserves are $0.00.			Reviewer Comment (2024-08-05): As per closing settlement statement updated correct cash to close amount of $167,925.11. Reviewer Comment (2024-07-31): After capturing the provided recent closing statement total asset verified are $363,579.70. Cash to Close is $430,135.42 +9,337.98) = 4439,473.4. We need additional assets to meet the cash to close and reserve requirements. Exception remains. Reviewer Comment (2024-07-26): Provided closing statement is insufficient to cover Cash From Borrower. Require $232,637.03 to cover cash from borrower. Exception Remains.	08/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816155	xxxxxx	31362898	xxxxxx	08/16/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-08-22): Received Articles of Organization/Formation. Reviewer Comment (2024-08-19): The articles provided are not for the borrowing entity.	08/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	C	B		N/A	No	Property Focused
xxxxxx	816155	xxxxxx	31363089	xxxxxx	08/16/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		Investor exception: First time investor is ineligible for this program 5-8 residential property. However, comp factors are incorrect. Reserves are not 6 months above the minimum required.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-22): Client elects to waive with verified compensation factors			08/22/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	C	B		N/A	No	Property Focused
xxxxxx	816155	xxxxxx	31383747	xxxxxx	08/16/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent xxxxxx.		Reviewer Comment (2024-08-22): Received Updated Fraud Report. Exception cleared.	08/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	C	B		N/A	No	Property Focused
xxxxxx	816155	xxxxxx	31400218	xxxxxx	08/16/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The new mortgage taken out on the primary residence with UWM is not on the credit report. Pay history provided. Provide the VOM.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-23): Client elects to waive with verified compensation factors Reviewer Comment (2024-08-22): The document provided does not verify all information on a standard VOM (only reflects last name, loan number, NPD and times late). A standard VOM verifies the property address, start date, initial loan balance, remaining loan balance, monthly payment, arm/fixed terms,etc. Investor to advise if they are accepting this as a VOM. Assigned to Investor			08/23/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	C	B		N/A	No	Property Focused
xxxxxx	816155	xxxxxx	31400284	xxxxxx	08/16/2024	Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Number of Units on the Appraisal does not match the number of Units on the BPO.	Valuation Type: BPO / Valuation Report date: xxxxxx	BPO reflects xxxxxx units, appraisal reflects xxxxxx units.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-26): The client elects to waive. Reviewer Comment (2024-08-26): Regraded to xxxxxx. Values within 10%.			08/26/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	C	B		N/A	No	Property Focused
xxxxxx	816155	xxxxxx	31400289	xxxxxx	08/16/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.99 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lower of is to be utilized.		Reviewer Comment (2024-08-22): See revised exception for alternative investor exception granted to use higher actual rents for unit xxxxxx vs. the estimated rents to get the DSCR to 1.0.	08/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	C	B		N/A	No	Property Focused
xxxxxx	816155	xxxxxx	31452546	xxxxxx	08/22/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor granting exception to use the higher lease rent for Unit xxxxxx vs. the lower of the estimated rents to meet the minimum 1.00 DSCR requirement.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-26): The client elects to waive.			08/26/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	C	B		N/A	No	Property Focused
xxxxxx	817950	xxxxxx	31361782	xxxxxx	08/16/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2024-08-23): Received Business Purpose Certificate. Reviewer Comment (2024-08-21): Received Business Purpose Certificate is no acceptable as Seller and property address is blank. Kindly Provided updated Business Purpose Cert.	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817950	xxxxxx	31361784	xxxxxx	08/16/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided				Reviewer Comment (2024-08-21): Received Driving Licence. Exception Cleared.	08/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817950	xxxxxx	31361786	xxxxxx	08/16/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-08-19): Approval provided	08/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817950	xxxxxx	31362656	xxxxxx	08/16/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 6.2024 payment for the borrower's primary residence with xxxxxx. Per guidelines housing history must be within 45 days of application date.		Reviewer Comment (2024-08-23): Received Mortgage Statement and Bank Statement, verifying mortgage payment through xxxxxx 24. Exception cleared.	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817950	xxxxxx	31377733	xxxxxx	08/16/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		The Guarantor Agreement in file is not for this transaction.		Reviewer Comment (2024-08-21): Received Guarantor Agreement.	08/21/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817950	xxxxxx	31377819	xxxxxx	08/16/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC searches were not done for the Settlement Agent: xxxxxx.		Reviewer Comment (2024-08-23): Received Updated Fraud Report. Exception cleared.	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817950	xxxxxx	31400987	xxxxxx	08/16/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is separate 1-4 Family Rider in file for the subject property, however the DOT does not reflect this rider as attached. Provide the corrected and executed DOT, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-23): Client elects to waive with verified compensation factors			08/23/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815119	xxxxxx	31368642	xxxxxx	08/16/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $861.75 exceeds tolerance of $105.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points was last disclosed as $105.00 on LE but disclosed as $861.75 on Final Closing Disclosure. File does not contain a valid COC for this fee. Tolerance violation of $756.75. Cure of $62.50 is insufficient to cure the total tolerance violation of $844.25.		Reviewer Comment (2024-08-27): SitusAMC received valid Changed circumstance dated xxxxxx . Reviewer Comment (2024-08-21): SitusAMC received Changed Circumstance dated xxxxxx and xxxxxx , but the fee again increased on CD dated xxxxxx for $861.75.Kindly provide a valid COC for the fee increased on CD dated xxxxxx or provide cure docs. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	08/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	815119	xxxxxx	31368643	xxxxxx	08/16/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $575.00 exceeds tolerance of $550.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal Fee was last disclosed as $550.00 on LE but disclosed as $575.00 on Final Closing Disclosure. File does not contain a valid COC for this fee. Tolerance violation of $25.00. Cure of $62.50 is insufficient to cure the total tolerance violation of $844.25.	Reviewer Comment (2024-09-03): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing

Reviewer Comment (2024-09-03): SitusAMC received rebuttal. Required cure for increase in appraisal fee is $25. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2024-08-27): SitusAMC: The COC that was provided in the trailing images was also provided in the original loan package. but it does not give sufficient information on what impacts and why the fee was increased. Please provide documentation of the reason for the increase in the appraisal fee What information was received that required the increase in the fee and when was that information received or Cure would be due to borrower.

Reviewer Comment (2024-08-21): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the Appraisal fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																09/03/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	815119	xxxxxx	31368644	xxxxxx	08/16/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $121.50 exceeds tolerance of $59.00. Insufficient or no cure was provided to the borrower. (7520)	Credit Report Fee was last disclosed as $59.00 on LE but disclosed as $121.50 on Final Closing Disclosure. File does not contain a valid COC for this fee. Tolerance violation of $62.50. Cure of $62.50 is insufficient to cure the total tolerance violation of $844.25.		Reviewer Comment (2024-08-21): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	08/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	815119	xxxxxx	31368706	xxxxxx	08/16/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches were not done for Settlement Agent: xxxxxx.		Reviewer Comment (2024-08-20): Received Fraud Report. Exception cleared.	08/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	815119	xxxxxx	31395427	xxxxxx	08/16/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Provision) Georgia High-Cost Loan (Counseling Requirement)	Georgia High-Cost Loan: No evidence that borrower received counseling on the advisability of the loan transaction.	No undiscounted rate in file.		Reviewer Comment (2024-09-03): High Cost cure made. Loan is no longer high-cost. Reviewer Comment (2024-09-03): Rebuttal is not acceptable. This has to do with the GA HC points and fees condition.	09/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	See any available cure under the Georgia High Cost Loan threshold exception.	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	815119	xxxxxx	31395428	xxxxxx	08/16/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) Georgia High-Cost Loan (Fair Lending Notice Not on Note and/or Security Instrument)	Georgia High-Cost Loan: Required GFLA Notice is not displayed on all documents that create a debt or pledge property as collateral.	No undiscounted rate in file.		Reviewer Comment (2024-09-03): High Cost cure made. Loan is no longer high-cost. Reviewer Comment (2024-09-03): Rebuttal is not acceptable. This has to do with the GA HC points and fees condition.	09/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	See any available cure under the Georgia High Cost Loan threshold exception.	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	815119	xxxxxx	31395429	xxxxxx	08/16/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost) Georgia High-Cost Loan (Points and Fees)	Georgia Fair Lending Act: Points and Fees on subject loan of 5.17090% is in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points and Fees total xxxxxx on a Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .17090%).Compliant High-Cost Loans.	Appraisal invoice in file which reflects Management Fee of $185. No undiscounted rate in file.	Reviewer Comment (2024-09-03): Cure documentation provided. Reviewer Comment (2024-08-20): The Final CD dated xxxxxx was in the file during the initial review and tested accordingly. The exception is valid.	09/03/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Within 90 days of loan closing and prior to receiving notice from the borrower: (a) offer restitution and make appropriate adjustments; or (b) to correct failure related to financing of insurance, make appropriate restitution by returning premiums paid plus interest charged on the premiums upon receipt of the notice of compliance failure.

(Limited Use Bona Fide Errors - Compliance and Client Approval Required)  Within 90 days of discovery, provide:
																																	(1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the high-cost threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	815119	xxxxxx	31395430	xxxxxx	08/16/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $70,980.21 is over disclosed by $185.00 compared to the calculated Amount Financed of $70,795.21 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Appraisal invoice in file which reflects Management Fee of $185.	Reviewer Comment (2024-09-24): SitusAMC received copies of executed RTC's to reopen rescission and previously received: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD.

Reviewer Comment (2024-09-03): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing.  However, as this is a material disclosure violation on a rescindable transaction, must also provide proof of reopening of rescission to all consumers to finalze cure.

Reviewer Comment (2024-08-22): Upon review, the finance charge is under disclosed in the amount of $125 due to Appraisal Management Fee noted on the invoice.  If the service provided by the AMC fee was for credit granting decisions only, then the fee may be excluded for testing.
																09/24/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	815119	xxxxxx	31395431	xxxxxx	08/16/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $170,959.32 is under disclosed by $185.00 compared to the calculated Finance Charge of $171,144.32 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Appraisal invoice in file which reflects Management Fee of $185.	Reviewer Comment (2024-09-24): SitusAMC received copies of executed RTC's to reopen rescission and previously received: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD.

Reviewer Comment (2024-09-03): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing.  However, as this is a material disclosure violation on a rescindable transaction, must also provide proof of reopening of rescission to all consumers to finalze cure.

Reviewer Comment (2024-08-22): Upon review, the finance charge is under disclosed in the amount of $125 due to xxxxx Fee noted on the invoice. If the service provided by the AMC fee was for credit granting decisions only, then the fee may be excluded for testing.
																09/24/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	817028	xxxxxx	31378187	xxxxxx	08/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR	TILA-RESPA Integrated Disclosure - Loan Calculations: APR of 9.46500% on Final Closing Disclosure provided on xxxxxx is over-disclosed from the calculated APR of 9.32779% outside of 0.125% tolerance. (Final xxxxxx)	APR of 9.46500% on Final Closing Disclosure provided on xxxxxx is over-disclosed from the calculated APR of 9.32779% outside of 0.125% tolerance. (Final xxxxxx .		Reviewer Comment (2024-09-05): It appears lender calculated APR ignoring odd days interest which is permissible under 1026.17(c)(4)(2) provided first period falls within the limits set forth in the regulation. Disregarding irregular first period, loan APR is not over-disclosed, accordingly, exception cleared. Reviewer Comment (2024-08-29): Please provide corrected PCCD, LOE, re-opening of RTC and proof of delivery.	09/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	817028	xxxxxx	31415998	xxxxxx	08/19/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx as well as there is an appraisal delivery receipt in file dated xxxxxx Provide the corresponding appraisal.		Reviewer Comment (2024-08-28): Origination appraisal provided with delivery Reviewer Comment (2024-08-23): The same appraisal was provided that was in file at time of review. Please review the original condition. The CDA reflects an appraisal was reviewed with a completion date of xxxxxx as well as there is an appraisal delivery receipt in file dated xxxxxx Provide the corresponding appraisal.	08/28/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	817028	xxxxxx	31416096	xxxxxx	08/19/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	2 additional parties listed on title and DOT and RTC was not provided.		Reviewer Comment (2024-09-23): Letter of Explanation, Proof of Delivery, and Re-open Rescission provided Reviewer Comment (2024-09-20): Based on the RTC provided, rescission had to be reopened for all borrower's since RTC not provided to the two additional parties. Cure provisions require the LOE to borrowers (signature and date evidences delivery). In addition, rescission expires xxxxxx at midnight. Loan cannot be cured until after xxxxxx and LOE is provided.		09/23/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	817028	xxxxxx	31416105	xxxxxx	08/19/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx 1 month receipt	VA benefits require evidence of 1 month receipt.		Reviewer Comment (2024-08-28): Received Bank Statement reflecting receipt of VA benefits. Exception cleared.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	817551	xxxxxx	31377916	xxxxxx	08/19/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.24092% or Final Disclosure APR of 11.29300% is equal to or greater than the threshold of APOR 6.94% + 3.5%, or 10.44000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2024-08-28): Evidence of appraisal delivery was provided.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817551	xxxxxx	31377917	xxxxxx	08/19/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:4033 xxxxxx			Reviewer Comment (2024-08-28): Evidence of appraisal delivery was provided.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817551	xxxxxx	31377920	xxxxxx	08/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)			Reviewer Comment (2024-09-04): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-08-29): SitusAMC received Post CD. However,we would also require LOE to the borrower in order to cure the exception. Reviewer Comment (2024-08-29): SitusAMC received PCCD. Missing LOE to borrower.		09/04/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817551	xxxxxx	31377956	xxxxxx	08/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	Projected Payments section (pg 1): Estimated Taxes, Insurance, & Assessments reflects $0.00 as per final CD xxxxxx .		Reviewer Comment (2024-09-04): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-08-29): SitusAMC received PCCD. Missing LOE to borrower.		09/04/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817551	xxxxxx	31377957	xxxxxx	08/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	Escrow account is checked and Non-Escrowed Property Costs over Year 1 is blank or $0.00 on final CD xxxxxx .		Reviewer Comment (2024-09-04): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-08-29): SitusAMC received PCCD. Missing LOE to borrower.		09/04/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817551	xxxxxx	31377958	xxxxxx	08/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Final Closing Disclosure provided on xxxxxx reflecting no escrow does not have a reason reflected.		Reviewer Comment (2024-09-04): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-08-29): SitusAMC received PCCD. Missing LOE to borrower.		09/04/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817551	xxxxxx	31377961	xxxxxx	08/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided				Reviewer Comment (2024-08-30): The Note for the Senior Lien was provided. Reviewer Comment (2024-08-30): Received only page 2 of Senior Lien Note which is not executed. Provide both pages of executed Senior Lien Note. Exception remains. Reviewer Comment (2024-08-28): Only page 1 of 2 was provided for the Senior Note. Please provide both pages.	08/30/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817551	xxxxxx	31377986	xxxxxx	08/19/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-08-28): FTP provided	08/28/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817551	xxxxxx	31377993	xxxxxx	08/19/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2024-08-28): FTP provided	08/28/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817551	xxxxxx	31393909	xxxxxx	08/19/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-08-28): Gap report provided	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817551	xxxxxx	31416591	xxxxxx	08/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The xxxxxx account paid through closing reflects the balance on the origination credit report of $1,840. However, a statement, dated after the credit report, reflects an increased balance to $2,371.71.		Reviewer Comment (2024-09-05): Updated 1003 provided Reviewer Comment (2024-09-04): Received updated 1008 adding back in debt. Pending receipt of updated 1003. Reviewer Comment (2024-08-28): The gap report is not acceptable as it is dated post-close. The balance needed to be paid in full at closing that was on the origination documents on credit payoff docs otherwise the debt will need to be added to the ratios.	09/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817135	xxxxxx	31378788	xxxxxx	08/19/2024	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		YTD bank statements or YTD paystub required to support 1099 income. Bank statements provided from 5-20-2024 through 7-19-2024. Need statements 1-1-2024 through 5-19-2024 or YTD paystubs.		Reviewer Comment (2024-08-26): Additional bank statements provided	08/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817135	xxxxxx	31378866	xxxxxx	08/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Appraiser, xxxxxx		Reviewer Comment (2024-08-26): Received Watchlist search results run on the appraiser. Exception cleared.	08/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817135	xxxxxx	31378874	xxxxxx	08/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2024-08-28): SitusAMC received disclosure tracking suffice. Reviewer Comment (2024-08-27): SitusAMC received rebuttal, however we require proof that disclosures were sent via US mail. Please provide same to re-evaluate the exception.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817135	xxxxxx	31418441	xxxxxx	08/19/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	The 1099-NEC is missing for xxxxxx	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-18): Client elects to waive with verified compensation factors

Reviewer Comment (2024-09-18): The WVOE reflects income from xxxxxx and one for xxxxxx. The YTD deposits, just using income deposits from xxxxxx. total $89,277.51/12 =$7,439.79 which does not support the 1099 income of $226,231.51/12=$18,852.62 (prior to 10% expense factor for both). The other deposits from individuals is not known if they were for xxxxxx, xxxxxx 2023 bank statements reflect xxxxxx deposits therefore a 1099 should have been issued. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-08-27): The YTD bank statements which include xxxxxx deposits was used to support income. The 1099 for xxxxxx is required.
																	09/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816230	xxxxxx	31377777	xxxxxx	08/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx		Reviewer Comment (2024-08-23): SitusAMC received xxxxxx CD 3 business days prior to consummation.	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	816230	xxxxxx	31413717	xxxxxx	08/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $6,552.00 exceeds tolerance of $552.00. Insufficient or no cure was provided to the borrower. (7200)	The COC reflects increase in settlement charges due to loan closing in a trust. Closing in a trust would not increase loan discount point fees by $6,000.		Reviewer Comment (2024-08-23): SitusAMC Received Valid COC along with CD.	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	816230	xxxxxx	31413718	xxxxxx	08/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $785.00 exceeds tolerance of $730.00. Insufficient or no cure was provided to the borrower. (7506)	The COC reflects increase in settlement charges due to loan closing in a trust. Closing in a trust would not increase the appraisal fee by $55.		Reviewer Comment (2024-09-04): SitusAMC received PCCD, LOE and payment history for principal reduction of cure.		09/04/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	817487	xxxxxx	31372309	xxxxxx	08/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx	Automatic Payment Authorization (ACH) Form is required for all foreign national borrowers. Funds must be from a xxxxxx. The executed (ACH) enrollment form must be included in the closed loan submission package. The (ACH) enrollment form must include the bank routing number, account number, and account type.		Reviewer Comment (2024-08-21): ACH provided	08/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817487	xxxxxx	31372507	xxxxxx	08/19/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-09-04): Client elects to waive with verified compensation factors Reviewer Comment (2024-08-23): Please review the original condition. This is not a dry state. Disbursement date has no bearing on this. Wet States require the effective date to be on or at closing vs. disbursement.			09/04/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817487	xxxxxx	31386172	xxxxxx	08/19/2024	Credit	Missing Document	General	Missing Document	Missing Document: Citizenship Affidavit not provided		Florida Purchases: Loans secured by property located in the state of Florida made to foreign principals, persons, and entities are to include Conveyances to Foreign Entities – By Individual Buyer Affidavit published by the Florida Land Title Association.		Reviewer Comment (2024-08-21): Affidavit provided	08/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816761	xxxxxx	31409551	xxxxxx	08/19/2024	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The Final CD reflects a gift at closing in the amount of $43,750. The gift letters in file do not match this amount.		Reviewer Comment (2024-08-26): Received updated Gift letter. Exception Cleared. Reviewer Comment (2024-08-22): Received Gift Letter in amount of $43,750. However the amount "43,750" and date of transfer "at closing" on the provided Gift Letter is in different font. Provide updated gift letter with same font throughout the letter. Exception remains.	08/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816768	xxxxxx	31409553	xxxxxx	08/19/2024	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The Final CD reflects a gift at closing in the amount of $43,800. The gift letters in file do not match this amount.		Reviewer Comment (2024-08-26): Received updated Gift letter. Exception Cleared. Reviewer Comment (2024-08-22): Received Gift Letter in amount of $43,800. However the amount "43,800" and date of transfer "at closing" on the provided Gift Letter is in different font. Provide updated gift letter with same font throughout the letter. Exception remains.	08/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816770	xxxxxx	31409556	xxxxxx	08/19/2024	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Gift letter in file is for $44,000, however the transfer of funds reflects $44,100. Provide the corrected gift letter dated prior to closing.		Reviewer Comment (2024-08-26): Received updated Gift letter. Exception Cleared. Reviewer Comment (2024-08-22): Received Gift Letter in amount of $44,100. However the amount "44,100" and date of transfer "at closing" on the provided Gift Letter is in different font. Provide updated gift letter with same font throughout the letter. Exception remains.	08/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818754	xxxxxx	31373825	xxxxxx	08/19/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-08-23): Second appraisal provided. Within 10% of primary appraisal. Reviewer Comment (2024-08-21): The SSR provided is not for the subject property	08/23/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	818754	xxxxxx	31373830	xxxxxx	08/19/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-08-23): FTP provided	08/23/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	818754	xxxxxx	31384668	xxxxxx	08/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches were not run on Settlement Agent: xxxxxx.		Reviewer Comment (2024-08-20): Received Fraud Report. Exception cleared.	08/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	818754	xxxxxx	31409561	xxxxxx	08/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title reflects city as xxxxxx vs. Note which reflects xxxxxx.		Reviewer Comment (2024-08-23): FTP provided. City corrected.	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	811217	xxxxxx	31374133	xxxxxx	08/19/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		The mortgagee clause on the HO-6 policy does not reflect ISAOA.		Reviewer Comment (2024-08-22): An updated HO-6 with ISAOA included in the mortgagee was provided.	08/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811217	xxxxxx	31374172	xxxxxx	08/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC missing on Settlement Agent.		Reviewer Comment (2024-08-26): Received Ofac search. Reviewer Comment (2024-08-23): Received Fraud Report. However Fraud and OFAC is not run on Settlement Agent, xxxxxx. Exception remains.	08/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818117	xxxxxx	31375828	xxxxxx	08/19/2024	Credit	Guideline	Guideline Issue	Guideline	The Closing Disclosure or HUD-1 does not reflect that an escrow account for taxes and insurance was established as required by guidelines.		12 months minimum reserves not met for an escrow waiver.	Experienced investor owns and manages 2 or more properties for 12 months Credit score 30+ points > minimum required	Reviewer Comment (2024-08-28): Client elects to waive with verified compensation factors			08/28/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818117	xxxxxx	31376355	xxxxxx	08/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Fraud and OFAC searches were not run for Settlement Agent, xxxxxx		Reviewer Comment (2024-08-23): Updated fraud search provided	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818117	xxxxxx	31385205	xxxxxx	08/19/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-08-23): Clearance report provided	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818117	xxxxxx	31385946	xxxxxx	08/19/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence primary property is free and clear. Property profile report in file shows loan from xxxxxx to xxxxx for $xxxxx without release.		Reviewer Comment (2024-08-28): Deed of reconveyance provided for lien Reviewer Comment (2024-08-26): Received Substitution of Trustee and Full Reconveyance for the mortgage lien in amount of $xxxxx. However the mortgage released document requested is for the mortgage lien in amount of $xxxxx from xxxxxx, dated xxxxxx . Exception remains.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818117	xxxxxx	31409608	xxxxxx	08/19/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Insurance address reflects xxxxxx which does not match the Note.		Reviewer Comment (2024-08-23): Updated HOI provided	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819043	xxxxxx	31388499	xxxxxx	08/19/2024	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing				Reviewer Comment (2024-08-23): Title provided	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx		Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819043	xxxxxx	31388519	xxxxxx	08/19/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the credit report for the subject properties. Payoff was provided. Provide the VOM & 6 months pay history.		Reviewer Comment (2024-08-28): Additional document provided in lieu of traditional VOM. All information is reflected on document along with a list of properties covered. Reviewer Comment (2024-08-27): Cleared in error. 6 month pay history provided. However, the VOM provided is blank under Part II and is not signed/dated/title reflected. Reviewer Comment (2024-08-27): Corrected applications provided reflecting renting. VOR provided. Rent ledger pay histories provided.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx		Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819043	xxxxxx	31388520	xxxxxx	08/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Missing OFAC search for settlement agent, xxxxxx.		Reviewer Comment (2024-08-23): Received ofac search.	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx		Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819043	xxxxxx	31409404	xxxxxx	08/19/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.		Insurance premium amount is missing for all the properties.		Reviewer Comment (2024-08-27): Received Insurance premium amount for all the properties. Exception cleared.	08/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx		Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819043	xxxxxx	31409406	xxxxxx	08/19/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence the primary residences for both Guarantor's are free and clear or provide the housing history (VOM + 6 months pay history since there aren't any liens on the credit report).		Reviewer Comment (2024-08-27): Corrected applications provided reflecting renting. VOR provided. Rent ledger pay histories provided.	08/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx		Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819043	xxxxxx	31409407	xxxxxx	08/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a blanket mortgage on the title and judgments.		Reviewer Comment (2024-09-06): Clear FTP provided Reviewer Comment (2024-08-29): A proforma title is not acceptable. This is a document as to what the lender would like on the title. The clear final title or supplement indicating liens will not appear on the final title is required. Reviewer Comment (2024-08-23): MUTC not allowed. Provide the clear title policy or supplement from title reflecting blanket mortgage will not appear on title.	09/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx		Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819043	xxxxxx	31409420	xxxxxx	08/19/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		HUD in file is not signed/stamped certified.		Reviewer Comment (2024-08-23): Final signed HUD provided	08/23/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx		Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819563	xxxxxx	31373972	xxxxxx	08/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-08-21): Received Articles of Organization. Exception cleared.	08/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819563	xxxxxx	31374048	xxxxxx	08/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan closed in an Entity, however the DOT + Riders do not reflect the Entity by Guarantor. Provide the corrected and executed DOT + Riders, LOE to borrower evidence of delivery to the borrower, and Lender's letter of intent to re-record.		Reviewer Comment (2024-09-30): The client accepted the recorded DOT and Riders. Reviewer Comment (2024-08-26): Received LOI and unexecuted DOT + Riders. Unexecuted documents are not acceptable. Provide the corrected and executed documents, LOE to borrower, and evidence of delivery to the borrower. And the borrower going in to resign does not mean they were provided copies of the corrected documents nor the LOE. Executed documents, LOE to borrower and evidence of delivery to the borrower are all part of the cure provisions and required.	09/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819563	xxxxxx	31409625	xxxxxx	08/19/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Deposit not provided	ADU: Refinance – The market rent for the accessory unit should be documented on xxxxxx Form 1007 and the file must include a copy of the current lease agreement with two (2) months proof of current receipt. Neither were provided.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-09-18): Client elects to waive with verified compensation factors

Reviewer Comment (2024-08-21): Both the lease and 2 months rent receipt are required. The ADU guideline section is specific to the requirements for refinances and is not to only be provided if the higher lease rents is being utilized to qualify. Provide both the lease and 2 months rent receipt.

Reviewer Comment (2024-08-20): Under the ADU section of the guidelines, it does not state a lease and 2 months rent receipt is only required when ADU income is used to qualify. It is just a requirement of the ADU section for refinances with ADU's. Exception remains.
																	09/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819563	xxxxxx	31409626	xxxxxx	08/19/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The Note and PPP addendum to the Note, signature, does not reflect the Borrowing Entity.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-08-18): Client elects to waive			08/18/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819563	xxxxxx	31409646	xxxxxx	08/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is a lien for uncollected taxes on title, item #7, that was not addressed.		Reviewer Comment (2024-08-20): Supplement provided reflecting item 7, 8 and 2 are eliminated. Reviewer Comment (2024-08-20): Supplement was not provided in file at time of review. Please provide.	08/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819182	xxxxxx	31411861	xxxxxx	08/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided				Reviewer Comment (2024-08-21): NOO provided	08/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819182	xxxxxx	31411863	xxxxxx	08/19/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2024-08-21): Updated HOI provided	08/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818733	xxxxxx	31388661	xxxxxx	08/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-22): Client elects to waive with verified compensation factors			08/22/2024	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818733	xxxxxx	31406100	xxxxxx	08/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches were not run on the Settlement Agent: xxxxxx.		Reviewer Comment (2024-09-13): Received OFAC searches for the Settlement Agent. Exception cleared. Reviewer Comment (2024-09-03): Received OFAC reflects only last name xxxxxx. Fraud and OFAC searches must be run on full name xxxxxx. Exception remains.	09/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815793	xxxxxx	31387802	xxxxxx	08/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided		investor Exception - Condominium Project Questionnaire was not fully answered.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-08-19): Client elects to waive with verified compensation factors			08/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815793	xxxxxx	31387885	xxxxxx	08/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim xxxxxx)	Due to initial CD marked as preliminary was issued on xxxxxx and included due to nothing provided to confirm this CD was not provided to the borrower.		Reviewer Comment (2024-08-23): SitusAMC received lender attestation on incomplete CD not issued to borrower	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815793	xxxxxx	31387895	xxxxxx	08/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $142,186.40 is over disclosed by $582.00 compared to the calculated Amount Financed of $141,604.40 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Amount Financed shown as $142,186.40 but calculated amount was $141,604.40. Variance of $582.00. Lender did not include the Appraisal Management Fee of $230.00 or the HOA Cert fee of $352.00.	Reviewer Comment (2024-09-03): SitusAMC received Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission.

Reviewer Comment (2024-08-28): SitusAMC received Corrected CD, copy of unexecuted RTC with cancel by date of xxxxxx and LOE/email to borrower stating an e-check will be provided along with the emailed redisclosures & RTC.  As this is a material disclosure violation, we must be provided proof that borrower received the RTC at least 3 business days prior to the xxxxxx cancel by date and must provide acknowledgement from borrower they received a check from lender in the amount of $852 or copy of the cancelled check as proof of receipt of the cure funds.

Reviewer Comment (2024-08-23): SitusAMC received Corrected CD.  However, this does not cure the underdisclosure at closing.  It appears lender may not of included the $352 HOA Cert in Section B or the $230 appraisal management service fee in calculations.  Underdisclosure was $582. Curiong would be Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $582, proof of mailing and proof of reopening of rescission to all parties.  Otherwise if lender feels fees should not have been included, we would require a lender attestation as to the specific purposes for the fees in  order to determine if a finance charge.
																09/03/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815793	xxxxxx	31387897	xxxxxx	08/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $346,733.81 is under disclosed by $582.00 compared to the calculated Finance Charge of $347,315.81 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Finance Charge shown as $346,733.81 but calculated amount was $347,315.81. Variance of $582.00. Lender did not include the Appraisal Management Fee of $230.00 or the HOA Cert fee of $352.00.	Reviewer Comment (2024-09-03): SitusAMC received Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission.

Reviewer Comment (2024-08-28): SitusAMC received Corrected CD, copy of unexecuted RTC with cancel by date of xxxxxx and LOE/email to borrower stating an e-check will be provided along with the emailed redisclosures & RTC.  As this is a material disclosure violation, we must be provided proof that borrower received the RTC at least 3 business days prior to the xxxxxx cancel by date and must provide acknowledgement from borrower they received a check from lender in the amount of $852 or copy of the cancelled check as proof of receipt of the cure funds.
																09/03/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815793	xxxxxx	31387898	xxxxxx	08/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan allows for Partial Payments. (Final xxxxxx)	Page 4 of CD has "may hold them" and "Does not accept" both checked.		Reviewer Comment (2024-08-28): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-08-23): SitusAMC received Corrected CD. Missing copy of LOE to borrower explainiong error for the xxxxxx PCCD.		08/28/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815793	xxxxxx	31402292	xxxxxx	08/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception approval request for 6 NSF/overdraft/negative balance occurrences in the past 12 months and 1 occurs in the last 3 month period which exceeds the limit.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-08-19): Client elects to waive with verified compensation factors			08/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815793	xxxxxx	31404904	xxxxxx	08/19/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-08-19): Client elects to waive			08/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819309	xxxxxx	31383559	xxxxxx	08/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx	Automatic Payment Authorization (ACH) Form is required for all foreign national borrowers. Funds must be from a xxxxxx Bank. The executed (ACH) enrollment form must be included in the closed loan submission package. The (ACH) enrollment form must include the bank routing number, account number, and account type.		Reviewer Comment (2024-08-21): ACH provided	08/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819309	xxxxxx	31412449	xxxxxx	08/19/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-08-23): Clearance report provided	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813773	xxxxxx	31393792	xxxxxx	08/19/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		1003 is file is not executed.		Reviewer Comment (2024-08-21): Received executed 1003. Exception cleared.	08/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813773	xxxxxx	31393793	xxxxxx	08/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-08-22): Approval provided	08/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813773	xxxxxx	31393850	xxxxxx	08/19/2024	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx	A new scored report dated prior to closing is required. There is a post-close report in file, however that is not acceptable.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-22): Client elects to waive with verified compensation factors Reviewer Comment (2024-08-21): There is a post-close report in file, however that is not acceptable. A new scored report dated prior to closing date xxxxxx is required. Exception remains.			08/22/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813773	xxxxxx	31393856	xxxxxx	08/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		xxxxxx (Seller) and xxxxxx (Settlement Agents) are missing in the Fraud Report and OFAC searches.		Reviewer Comment (2024-08-26): Received updated Fraud Report. Exception cleared. Reviewer Comment (2024-08-23): Received OFAC search for xxxxxx (Settlement Agents). However on provided OFAC seller name is reflecting as xxxxxx whereas on document it is reflecting as xxxxxx. Exception remains.	08/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813773	xxxxxx	31412937	xxxxxx	08/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file to utilized 100% of the business funds not in the name of the Borrowing Entity. Exception reflects Guarantor owns 33.33% of the business.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-19): Client elects to waive with verified compensation factors			08/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813773	xxxxxx	31412944	xxxxxx	08/19/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Investor exception in file to utilize 100% of the business funds not in the name of the Borrowing Entity for accounts xxxxxx. Exception reflects Guarantor owns 33.33% of the business, however evidence of this was not provided. Provide evidence of ownership and ownership %.		Reviewer Comment (2024-08-21): Received Operating Agreement with ownership %. Exception cleared.	08/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813773	xxxxxx	31413042	xxxxxx	08/19/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Reflects #1 in the address		Reviewer Comment (2024-08-21): Updated flood cert provided	08/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817554	xxxxxx	31409547	xxxxxx	08/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC run was not performed on the correct appraiser. There is no evidence in file appraiser's first name is xxxxxx.		Reviewer Comment (2024-08-20): Received Fraud Report. Exception cleared.	08/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820013	xxxxxx	31429982	xxxxxx	08/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is a second lien on title, item #7, that was not addressed.		Reviewer Comment (2024-08-23): Release of mortgage provided	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818717	xxxxxx	31389374	xxxxxx	08/20/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-08-30): The 1008 was provided.	08/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818717	xxxxxx	31389478	xxxxxx	08/20/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-08-20): Client elects to waive			08/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818717	xxxxxx	31389480	xxxxxx	08/20/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.65489% or Final Disclosure APR of 9.74000% is equal to or greater than the threshold of APOR 6.76% + 1.5%, or 8.26000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Reviewer Comment (2024-10-10): 3 day acknowledgement provided

Reviewer Comment (2024-10-02): The same delivery was provided that was in file at time of review. The delivery of the appraisal was xxxxxx with no evidence of borrower receipt. 3 day mailbox rule applied. Presumed delivery date is xxxxxx which is not within 3 business days prior to closing. Further, as previously noted, waivers are not allowed on HPML.

Reviewer Comment (2024-09-25): Waiver was provided, however waivers are not acceptable on HPML loans. The appraisal must be delivered to the borrower within 3 business days prior to closing.
															10/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818717	xxxxxx	31389481	xxxxxx	08/20/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Reviewer Comment (2024-10-10): 3 day acknowledgement provided

Reviewer Comment (2024-10-02): The same delivery was provided that was in file at time of review. The delivery of the appraisal was xxxxxx with no evidence of borrower receipt. 3 day mailbox rule applied. Presumed delivery date is xxxxxx which is not within 3 business days prior to closing. Further, as previously noted, waivers are not allowed on HPML.

Reviewer Comment (2024-09-25): Waiver was provided, however waivers are not acceptable on HPML loans. The appraisal must be delivered to the borrower within 3 business days prior to closing.
															10/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818717	xxxxxx	31412470	xxxxxx	08/20/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		xxxxxx. This is not an abbreviation for the current lender as well as a look up reflects xxxxxx is an actual mortgage consulting company.		Reviewer Comment (2024-08-30): Evidence that the name is what is used in xxxxxx State was provided.	08/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818717	xxxxxx	31428186	xxxxxx	08/20/2024	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		Preparer must provide a signed document with confirmation business has been in existence for a minimum of two (2) years. The borrower has been SE in the same line of work for 2 years, however per the CTEC, the current business has only been in existence since 2023. Business license for business in file confirm start of xxxxxx . (1.60 years). Previous business license reflects borrower operated under his own name.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-09-25): Client elects to waive with verified compensation factors			09/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818717	xxxxxx	31428361	xxxxxx	08/20/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Third-party VOR is required for any file when the borrower is currently renting. Rent ledger only provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-10-01): Client elects to waive with verified compensation factors Reviewer Comment (2024-08-30): The same rent ledger was provided need the VOR.			10/01/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818006	xxxxxx	31430121	xxxxxx	08/20/2024	Credit	Guideline	Guideline Issue	Guideline	Escrow waiver not allowed per guidelines.		The Final CD reflects only taxes are escrowed. The borrower does not meet the minimum FICO requirement of 720 for an escrow waiver.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-08-23): Client elects to waive with verified compensation factors			08/23/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818181	xxxxxx	31390404	xxxxxx	08/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception approval request for non rural property exceeding the max allowed 2.0 acres. Subject has xxxxxx acres.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-20): Client elects to waive with verified compensation factors			08/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818181	xxxxxx	31430227	xxxxxx	08/20/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of ownership and ownership % in xxxxxx		Reviewer Comment (2024-08-29): Business entity documents provided reflecting borrower is the only registered owner. Reviewer Comment (2024-08-27): Received Franchise Tax Account Status. Exception remains.	08/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818181	xxxxxx	31430249	xxxxxx	08/20/2024	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		The flood insurance does not reflect ISAOA and is an application.		Reviewer Comment (2024-08-29): Updated flood cert provided Reviewer Comment (2024-08-22): The flood policy provided still does not reflect ISAOA. Reflects IS	08/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818181	xxxxxx	31430294	xxxxxx	08/20/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2024-08-22): Property tax certification provided Reviewer Comment (2024-08-21): Unable to locate document in acuity. Please try to upload again.	08/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818181	xxxxxx	31430298	xxxxxx	08/20/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-08-22): Clearance LOE provided	08/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818964	xxxxxx	31407193	xxxxxx	08/21/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2024-08-28): Received 1003 Final. Exception cleared.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	818964	xxxxxx	31407194	xxxxxx	08/21/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		A copy of the senior lien Note and most recent statement is required. Neither were provided. Subject to first P&I and DTI recalculation. Assumption is payment on credit report for senior lien includes taxes and insurance based on 1008.		Reviewer Comment (2024-09-04): Mortgage statement received. Copy of senior lien Note received is sufficient as it reflects all terms. Reviewer Comment (2024-08-28): Received senior lien Note. However the document is half scanned from bottom of the page. Provide senior lien Note. Exception remains.	09/04/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	818964	xxxxxx	31407197	xxxxxx	08/21/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-09-04): FTP provided	09/04/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	818964	xxxxxx	31407201	xxxxxx	08/21/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-09-04): FTP provided	09/04/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	818964	xxxxxx	31407219	xxxxxx	08/21/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The provided Hazard Insurance reflects the address as xxxxxx vs Note address xxxxxx.		Reviewer Comment (2024-09-05): Updated HOI provided	09/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	818964	xxxxxx	31407243	xxxxxx	08/21/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)			Reviewer Comment (2024-09-04): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-08-28): SitusAMC Received Corrected PCCD; however, missing LOE to borrower. Please provide LOE.		09/04/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	818964	xxxxxx	31407259	xxxxxx	08/21/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	The Final CD does not reflects the Estimated Taxes, Insurance & Assessments.		Reviewer Comment (2024-09-04): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-08-28): SitusAMC Received Corrected PCCD; however, missing LOE to borrower. Please provide LOE.		09/04/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	818964	xxxxxx	31407260	xxxxxx	08/21/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	The Final CD does not reflects the Estimated Property Costs Over Year 1.		Reviewer Comment (2024-09-04): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-08-28): SitusAMC Received Corrected PCCD; however, missing LOE to borrower. Please provide LOE.		09/04/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	818964	xxxxxx	31407261	xxxxxx	08/21/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The Final CD section does not reflect a reason an escrow account was not established.		Reviewer Comment (2024-09-04): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-08-28): SitusAMC Received Corrected PCCD; however, missing LOE to borrower. Please provide LOE.		09/04/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	818964	xxxxxx	31414233	xxxxxx	08/21/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The appraisal reflects xxxxxx are leased, however debt nor proof of debt was provided for the loan file nor added to the DTI.		Reviewer Comment (2024-09-05): Purchase Agreement provided. Per guidelines, Payments under power purchase agreements where the payment is calculated solely based on the energy produced may be excluded from the DTI ratio. Reviewer Comment (2024-09-05): No new documents received. Please try uploading again.	09/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	818964	xxxxxx	31440932	xxxxxx	08/21/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Card Statement not provided		All revolving debt paid through closing reflects a lesser balance paid than reflected on the most recent gap report dated 8/1.		Reviewer Comment (2024-09-05): Updated 1003/1008 provided Reviewer Comment (2024-09-05): No new documents received. Please try uploading again.	09/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	818964	xxxxxx	31441175	xxxxxx	08/21/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $825.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7325)	COC reflects borrower requested lender paid compensation to borrower paid compensation. However, more information needs to be provided as to why this was requested as a borrower would not elect to pay a fee they didn't need to.		Reviewer Comment (2024-08-28): SitusAMC Received Valid COC.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	817474	xxxxxx	31399244	xxxxxx	08/21/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)			Reviewer Comment (2024-09-11): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-09-09): SitusAMC received Post CD. However, we would also require LOX to the borrower in order to cure the exception.		09/11/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817474	xxxxxx	31399262	xxxxxx	08/21/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	Projected Payments section (pg 1): Estimated Taxes, Insurance, & Assessments is blank on the final CD.		Reviewer Comment (2024-09-11): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-09-09): SitusAMC received Post CD. However, we would also require LOX to the borrower in order to cure the exception.		09/11/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817474	xxxxxx	31399313	xxxxxx	08/21/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	Will have an escrow account is checked and Non-Escrowed Property Costs over Year 1 is blank .		Reviewer Comment (2024-09-11): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-09-09): SitusAMC received Post CD. However, we would also require LOX to the borrower in order to cure the exception.		09/11/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817474	xxxxxx	31399314	xxxxxx	08/21/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Final Closing Disclosure provided on xxxxxx reflects the loan will not have an escrow account.		Reviewer Comment (2024-09-11): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-09-09): SitusAMC received Post CD. However, we would also require LOX to the borrower in order to cure the exception.		09/11/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817474	xxxxxx	31413411	xxxxxx	08/21/2024	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		investor exception in file	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-08-21): Client elects to waive with verified compensation factors			08/21/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818874	xxxxxx	31399942	xxxxxx	08/21/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		A copy of the senior lien Note and most recent statement is required. Neither were provided. Subject to first P&I and DTI recalculation.		Reviewer Comment (2024-08-23): Original Note and mortgage statement provided	08/23/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818874	xxxxxx	31400418	xxxxxx	08/21/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-09-04): Received Final Title Policy. Exception cleared.	09/04/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818874	xxxxxx	31400437	xxxxxx	08/21/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2024-09-04): Received Final Title Policy. Exception cleared.	09/04/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820099	xxxxxx	31394047	xxxxxx	08/21/2024	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx	Fraud report is missing from the file. Must contain all participants in the guidelines (Borrowers, Sellers, and Settlement Agent).		Reviewer Comment (2024-08-23): Fraud report provided. All participants included listed in the guidelines.	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820116	xxxxxx	31406082	xxxxxx	08/21/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-08-21): Client elects to waive			08/21/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820116	xxxxxx	31406098	xxxxxx	08/21/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2024-08-23): Received Final 1003. Exception cleared.	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820116	xxxxxx	31440226	xxxxxx	08/21/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium. Fee Amount of $4,083.30 exceeds tolerance of $3,994.00. Insufficient or no cure was provided to the borrower. (7591)	COC in file is not valid for MI increase.		Reviewer Comment (2024-09-10): Client elects to waive. SOL 1 year expires xxxxxx			09/10/2024	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	816087	xxxxxx	31398596	xxxxxx	08/21/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Unit xxxxxx missing on flood certificate		Reviewer Comment (2024-08-23): Updated flood cert provided	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816087	xxxxxx	31438047	xxxxxx	08/21/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Title Policy address is missing the unit number.		Reviewer Comment (2024-08-27): An updated title commitment was provided.	08/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818272	xxxxxx	31398945	xxxxxx	08/21/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	DSCR <1.00, max for C/O is 70%. Investor exception in file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2024-08-21): Client elects to waive with verified compensation factors			08/21/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818903	xxxxxx	31438898	xxxxxx	08/21/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Deposit not provided	ADU: Refinance – The market rent for the accessory unit should be documented on xxxxxx Form 1007 and the file must include a copy of the current lease agreement with two (2) months proof of current receipt. The updated 1007 to include ADU income per the appraiser comments on xxxxxx nor the 2 months rent receipt were provided.	Reviewer Comment (2024-08-22): Backed out ADU income per the lender. They opted to not use it to qualify. New DSCR 1.03. Per guidelines, rental income may be used for the accessory unit subject to the following: Legal zoning, comparable comp with ADU, and refinance lease + 2 months rent receipt. Lender could not provided 1007 or 2 months rent receipt.

Reviewer Comment (2024-08-22): The guidelines do not state may be used. Please review page 126 of the guidelines for all ADU requirements which include 1007 listing ADU income as well as on refinances lease and 2 months rent receipt needed. The section quoted by the Seller is for DSCR rental calculations, which are outside of the requirements for ADU.
															08/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818903	xxxxxx	31438941	xxxxxx	08/21/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Borrower rents their primary residence. Pay history provided, however VOR is missing and required per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-28): Client elects to waive with verified compensation factors Reviewer Comment (2024-08-22): Lender would like to waive. Assigned to investor. Reviewer Comment (2024-08-22): Per the Verus guidelines, a VOR is required in addition to a pay history if rented from a private landlord. The pay history only was provided. If the Seller would like to waive the condition, the will need to reach out to the investor directly to do so.			08/28/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818903	xxxxxx	31439045	xxxxxx	08/21/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file stating property is considered Unique which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-21): Client elects to waive with verified compensation factors			08/21/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818798	xxxxxx	31418192	xxxxxx	08/21/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-08-21): Client elects to waive			08/21/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815103	xxxxxx	31405828	xxxxxx	08/22/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx		Reviewer Comment (2024-08-28): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815103	xxxxxx	31405989	xxxxxx	08/22/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		Gap credit in the file is over 10 days		Reviewer Comment (2024-08-28): Received Gap credit in the file. Exception cleared.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815103	xxxxxx	31406061	xxxxxx	08/22/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.24856% or Final Disclosure APR of 11.32800% is equal to or greater than the threshold of APOR 6.76% + 3.5%, or 10.26000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2024-08-28): Delivery provided	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815103	xxxxxx	31406062	xxxxxx	08/22/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-08-28): Delivery provided	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815103	xxxxxx	31406103	xxxxxx	08/22/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Initial CD not provided		Reviewer Comment (2024-08-28): SitusAMC received xxxxxx Initial CD, 3 business days prior to the consummation.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815103	xxxxxx	31406104	xxxxxx	08/22/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,824.40 exceeds tolerance of $830.00 plus 10% or $913.00. Insufficient or no cure was provided to the borrower. xxxxxx	Ten Percent Fee Tolerance exceeded. Total amount of $1,824.40 exceeds tolerance of $830.00 plus 10% or $913.00. There is a Lender Cure of $911.40.		Reviewer Comment (2024-09-05): Cured at closing Reviewer Comment (2024-09-05): Tolerance violation cured at closing. Reviewer Comment (2024-08-28): SitusAMC received COC dated xxxxxx , xxxxxx , xxxxxx and xxxxxx however, the title fees were increased on CD dated xxxxxx for which there is no COC available in file. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.		09/05/2024		1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815103	xxxxxx	31406105	xxxxxx	08/22/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $585.00 exceeds tolerance of $560.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee on the Loan Estimate dated xxxxxx was $560; however, the final Closing Disclosure reflects $585.00 without a valid change of circumstance.		Reviewer Comment (2024-09-17): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2024-08-28): SitusAMC received COC dated xxxxxx , xxxxxx , xxxxxx and xxxxxx however, the fee was increased on CD dated xxxxxx for which there is no COC available in file. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.		09/17/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815103	xxxxxx	31406106	xxxxxx	08/22/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $118.00 exceeds tolerance of $59.00. Insufficient or no cure was provided to the borrower. (7520)	The Credit Report Fee on the Loan Estimate dated xxxxxx was $59; however, the final Closing Disclosure reflects $118.00 without a valid change of circumstance.		Reviewer Comment (2024-09-17): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2024-08-28): SitusAMC received COC dated xxxxxx , xxxxxx , xxxxxx and xxxxxx however, the fee was increased on CD dated xxxxxx for which there is no COC available in file. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.		09/17/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815103	xxxxxx	31426601	xxxxxx	08/22/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Missing 2nd Mortgagee clause		Reviewer Comment (2024-09-17): Updated HOI provided	09/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815103	xxxxxx	31426605	xxxxxx	08/22/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-08-21): Client elects to waive			08/21/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815103	xxxxxx	31444528	xxxxxx	08/22/2024	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		The xxxxxx CU reflects a score of 2.5 and xxxxxx CU reflects Not Eligible. Due to this a secondary product is required.		Reviewer Comment (2024-08-28): AVM provided with acceptable FSD score.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818839	xxxxxx	31402079	xxxxxx	08/22/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2024-08-26): Received ACH form. Exception cleared.	08/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820211	xxxxxx	31451918	xxxxxx	08/22/2024	Credit	Guideline	Guideline Issue	Guideline	The Closing Disclosure or HUD-1 does not reflect that an escrow account for taxes and insurance was established as required by guidelines.		The loan does not have the minimum 12 months reserves for an escrow waiver. Borrower received gift funds into personal account xxxxxx, therefore backed out as gift funds cannot be used for reserves. Appears lender double counted the gift funds.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-26): Client elects to waive with verified compensation factors			08/26/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816598	xxxxxx	31405598	xxxxxx	08/22/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		There are bank statements from xxxxxx-Properties with account numbers xxxxxx and xxxxxx. A letter from the LLC was provided stating that the borrower and two other parties are the owners. However, the borrower's ownership% is required as the usability is limited to the ownership %. An access letter would have no bearing on this. Provide the Operating Agreement or equivalent to verify percentage owned.		Reviewer Comment (2024-08-29): Re-filed Articles as of 7/2024 reflects only xxxxxx. Per a lookup of the xxxxxx, this also confirms the refiling of only xxxxxx for the business assets which is our borrower. Reviewer Comment (2024-08-28): Received Articles of organization is not acceptable to verify the ownership, as it does not list all the owners of the business. However per the letter provided at the time of review lists 3 owners of the business. Provide the Operating Agreement or equivalent to verify percentage owned. Exception remains.	08/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816598	xxxxxx	31405620	xxxxxx	08/22/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 1.15 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.25.	investor exception approved for DSCR for program and loan amount < $150,000 which requires 1.25.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-22): Client elects to waive with verified compensation factors			08/22/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816598	xxxxxx	31451161	xxxxxx	08/22/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The BP Cert reflects the Seller as the Seller of the property vs the Lender.		Reviewer Comment (2024-08-26): Received Business Purpose Certificate with all the required information. Exception cleared.	08/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817552	xxxxxx	31402390	xxxxxx	08/22/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Per the chain of title and documents in file, borrower has not owned the subject property for 5 years. Ownership was transferred on xxxxxx through an inheritance. Provide the corrected 1003 with the correct 2 year housing history. Subject to review of additional documents (VOR/VOM)		Reviewer Comment (2024-08-27): Updated 1003 provided. Previously lived rent free in the subject property.	08/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817552	xxxxxx	31412599	xxxxxx	08/22/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $60,699.64 is less than Cash From Borrower $66,661.79.	POCB fee for $67,000 on Final CD for Open Taxes paid by borrower. Paid receipt not in file.	Reviewer Comment (2024-09-23): Updated signed and stamped certified PC-CD provided along with payoff and documentation paid through closing for POCB open taxes.

Reviewer Comment (2024-09-12): The same documents were uploaded that were previously uploaded. A title insurance closing invoice and trust account statement is not a final settlement statement.

Reviewer Comment (2024-09-09): The documents provided are not acceptable. As previously indicated the final signed/stamped certified settlement statement will be required.

Reviewer Comment (2024-09-04): A signed PC-CD alone does not clear this condition. If the fee was not paid outside of closing/ through closing, the final signed/stamped settlement state will also be required to support.

Reviewer Comment (2024-08-29): The PC-CD alone does not clear this condition. If the fee was not paid outside of closing/ through closing, the final signed/stamped settlement state will also be required to support.

Reviewer Comment (2024-08-27): The paid receipt provided reflects $59,870.61 was paid on 8/23, which is post close and not for the full amount on the Final CD.
															09/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817552	xxxxxx	31412842	xxxxxx	08/22/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-08-21): Client elects to waive			08/21/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817552	xxxxxx	31412845	xxxxxx	08/22/2024	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Grace Period Testing	New York Late Charge: Note grace period of 5 days is less than the state minimum of 15 days.			Reviewer Comment (2024-08-21): Client elects to waive			08/21/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817552	xxxxxx	31412846	xxxxxx	08/22/2024	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 2%.			Reviewer Comment (2024-08-21): Client elects to waive			08/21/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817552	xxxxxx	31412911	xxxxxx	08/22/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim xxxxxx)	Received Loan Estimate dated xxxxxx is future dated.		Reviewer Comment (2024-08-27): SitusAMC received LOA to remove document(s) 0114 from testing as not provided to the borrower.	08/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	No Defined Cure	D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817552	xxxxxx	31412912	xxxxxx	08/22/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	Loan estimate issue date is xxxxxx which is after the initial CD dated xxxxxx .		Reviewer Comment (2024-08-27): SitusAMC received LOA to remove document(s) 0114 from testing as not provided to the borrower.	08/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	No Defined Cure	D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817552	xxxxxx	31412988	xxxxxx	08/22/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $24,900.00 exceeds tolerance of $19,500.00. Insufficient or no cure was provided to the borrower. (7200)	The Appraisal Fee increased from $19,500 on the initial Loan Estimate to $24,900.00 on the Closing Disclosure dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2024-08-30): SitusAMC received valid Changed circumstance dated xxxxxx . Reviewer Comment (2024-08-27): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the loan discount fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	08/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817552	xxxxxx	31413129	xxxxxx	08/22/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	POCB fee for $67,000 on Final CD for Open Taxes paid by borrower. Paid receipt not in file.		Reviewer Comment (2024-09-23): Updated signed and stamped certified PC-CD provided along with payoff and documentation paid through closing for POCB open taxes. Reviewer Comment (2024-09-04): A signed PC-CD alone does not clear this condition. If the fee was not paid outside of closing/ through closing, the final signed/stamped settlement state will also be required to support. Reviewer Comment (2024-08-27): The paid receipt provided reflects $59,870.61 was paid on 8/23, which is post close and not for the full amount on the Final CD.	09/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817552	xxxxxx	31413720	xxxxxx	08/22/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	POCB fee for $67,000 on Final CD for Open Taxes paid by borrower. Paid receipt not in file.		Reviewer Comment (2024-09-23): Updated signed and stamped certified PC-CD provided along with payoff and documentation paid through closing for POCB open taxes. Reviewer Comment (2024-09-04): A signed PC-CD alone does not clear this condition. If the fee was not paid outside of closing/ through closing, the final signed/stamped settlement state will also be required to support. Reviewer Comment (2024-08-27): The paid receipt provided reflects $59,870.61 was paid on 8/23, which is post close and not for the full amount on the Final CD.	09/23/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817552	xxxxxx	31413721	xxxxxx	08/22/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	POCB fee for $67,000 on Final CD for Open Taxes paid by borrower. Paid receipt not in file.		Reviewer Comment (2024-09-23): Updated signed and stamped certified PC-CD provided along with payoff and documentation paid through closing for POCB open taxes. Reviewer Comment (2024-09-04): A signed PC-CD alone does not clear this condition. If the fee was not paid outside of closing/ through closing, the final signed/stamped settlement state will also be required to support. Reviewer Comment (2024-08-27): The paid receipt provided reflects $59,870.61 was paid on 8/23, which is post close and not for the full amount on the Final CD.	09/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817552	xxxxxx	31426801	xxxxxx	08/22/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing Trust Agreement for xxxxxx Trust and Death Cert for xxxxxx.		Reviewer Comment (2024-08-27): Received xxxxxx and Death Cert for xxxxxx. Exception cleared.	08/27/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817676	xxxxxx	31406660	xxxxxx	08/22/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-08-23): Approval received.	08/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818068	xxxxxx	31429027	xxxxxx	08/23/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The 1003 in file does not reflect the Citizenship for xxxxxx.		Reviewer Comment (2024-09-17): Received corrected 1003. Exception cleared.	09/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818068	xxxxxx	31430975	xxxxxx	08/23/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	xxxxxx		Reviewer Comment (2024-09-24): Updated appraisal and CU provided	09/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818068	xxxxxx	31430996	xxxxxx	08/23/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.		Reviewer Comment (2024-09-17): Received Hazard Insurance Policy. Exception cleared.	09/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	816919	xxxxxx	31445784	xxxxxx	08/23/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-08-26): Received Approval.	08/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	816919	xxxxxx	31446240	xxxxxx	08/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception in file for below: First lien not reported on Credit report ineligible for CES. It is in the name of a Business & not in borrower's name.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-08-23): Client elects to waive with verified compensation factors			08/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	816919	xxxxxx	31446293	xxxxxx	08/23/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The 1b section of Final 1003 reflects the Business name as xxxxxx, however, as per CPA Letter and Business status document for xxxxxx., the business has been dissolved as of xxxxxx . Correct the 1003 to reflect the correct Business name as xxxxxx and xxxxxx as the income has been calculated and qualified for these businesses. Also, these businesses are active and currently operating per the CPA Letter.		Reviewer Comment (2024-09-05): Corrected 1003 provided	09/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	816919	xxxxxx	31468669	xxxxxx	08/23/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Investor exception: Borrower using credit supplement in lieu of VOM and pay history on both mortgages not reporting on credit, xxxxxx & xxxxxx.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-08-23): Client elects to waive with verified compensation factors			08/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	816919	xxxxxx	31468801	xxxxxx	08/23/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		Business Returns were submitted reflecting income on a bank statement loan for xxxxxx. K-1 supports bank statement income.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-08-23): Client elects to waive			08/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	816919	xxxxxx	31468957	xxxxxx	08/23/2024	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		1003 is not signed nor dated by the xxxxxx.		Reviewer Comment (2024-08-23): Client elects to waive			08/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	816919	xxxxxx	31469102	xxxxxx	08/23/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	Lease agreements and P&L's are electronically signed.		Reviewer Comment (2024-08-28): E-consent provided	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	816949	xxxxxx	31445637	xxxxxx	08/23/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	Lease agreements and P&L's are electronically signed.		Reviewer Comment (2024-08-28): Econsent provided	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	816949	xxxxxx	31445819	xxxxxx	08/23/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-08-26): Approval Received.	08/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	816949	xxxxxx	31446286	xxxxxx	08/23/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		1003 Correction: The 1b section of Final 1003 reflects the Business name as xxxxxx, however, as per the CPA Letter and Business status document for xxxxxx., the business has been dissolved on xxxxxx . Correct the 1003 to reflect the correct Business name as xxxxxx and xxxxxx as the income has been calculated and qualified for these businesses. Also, these businesses are active and currently operating per the CPA Letter.		Reviewer Comment (2024-08-30): Received corrected 1003. Exception cleared.	08/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	816949	xxxxxx	31469109	xxxxxx	08/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception in file for below: First lien not reported on Credit report ineligible for CES. It is in the name of a Business & not in borrower's name. However, no comp factors are reflected.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-08-28): The client elects to waive.			08/28/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	816949	xxxxxx	31469112	xxxxxx	08/23/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Investor exception: Borrower using credit supplement in lieu of VOM and pay history on both mortgages not reporting on credit, xxxxxx. However no comp factors are reflected.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-08-28): The client elects to waive.			08/28/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	816949	xxxxxx	31469116	xxxxxx	08/23/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		Business Returns were submitted reflecting income on a bank statement loan for xxxxxx. K-1 supports bank statement income.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-08-23): Client elects to waive			08/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	816949	xxxxxx	31469121	xxxxxx	08/23/2024	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		1003 is not signed nor dated by the xxxxxx.		Reviewer Comment (2024-08-23): Client elects to waive			08/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	819199	xxxxxx	31426486	xxxxxx	08/23/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction are not included in the Fraud Report and OFAC searches.. Missing Fraud and OFAC verification for Settlement agent, xxxxxx.		Reviewer Comment (2024-09-06): Received Fraud and OFAC verification for Settlement agent,xxxxxx. Exception cleared. Reviewer Comment (2024-08-29): Received OFAC search run on xxxxxx, and Fraud Report not run on the Settlement agent, xxxxxx. Provide Fraud and OFAC search run on Settlement agent, xxxxxx. Exception remains.	09/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818228	xxxxxx	31416102	xxxxxx	08/23/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $300,000.00 is less than the note amount of $xxxxx based on the Commitment in file.			Reviewer Comment (2024-08-26): Received updated title commitment.	08/26/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818228	xxxxxx	31458607	xxxxxx	08/23/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Missing fraud and OFAC for settlement agent, xxxxxx		Reviewer Comment (2024-08-26): Received Updated fraud report. Exception Cleared.	08/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818228	xxxxxx	31458638	xxxxxx	08/23/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Exception to use pay history and credit supplement in lieu of VOM for primary residence.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-22): Client elects to waive with verified compensation factors			08/22/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817264	xxxxxx	31424624	xxxxxx	08/23/2024	Credit	Missing Document	General	Missing Document	Missing Document: Citizenship Affidavit not provided			The qualifying DSCR on the loan is greater than the guideline minimum. Over 7 months of Reserves.	Reviewer Comment (2024-09-03): Client elect to waive with verified compensation factors			09/03/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817264	xxxxxx	31424633	xxxxxx	08/23/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing a third-party document with an address that matches the primary residence. Foreign bank statements in file do not match the address on the 1003.		Reviewer Comment (2024-09-06): Received 1003 that matches Utility bill. Exception cleared Reviewer Comment (2024-09-04): Received LOE and Utility Bill. Provide the corrected 1003 with the correct borrower's address per the LOE. Reviewer Comment (2024-08-29): Received only one page of 1003 document which was already in the file. Provide third-party document with an address that matches the primary residence. Exception remains.	09/06/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817264	xxxxxx	31424671	xxxxxx	08/23/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Provide the Master Condo Blanket Policy.		Reviewer Comment (2024-08-28): Blanket HOI provided	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817264	xxxxxx	31424722	xxxxxx	08/23/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2024-08-28): Received ACH. Exception cleared.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817264	xxxxxx	31424723	xxxxxx	08/23/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-08-29): Clearance report provided	08/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817264	xxxxxx	31424725	xxxxxx	08/23/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction are not included in the Fraud Report and OFAC searches.. Missing OFAC verification for appraiser - xxxxxx, Settlement agent - xxxxxx.		Reviewer Comment (2024-08-29): Received OFAC verification for appraiser - xxxxxx, Settlement agent - xxxxxx. Exception cleared.	08/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817264	xxxxxx	31454239	xxxxxx	08/23/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the VOM and copy of the original Note for the subject property. Pay history and Payoff provided.	The qualifying DSCR on the loan is greater than the guideline minimum. Over 7 months of Reserves.	Reviewer Comment (2024-09-12): Client elects to waive with verified compensation factors Reviewer Comment (2024-09-04): Received Pay History and Mortgage Statement, which was already available in file. However the document requested is for the VOM. Exception remains. Reviewer Comment (2024-08-29): Received Note for the Subject property. Provide VOM. Exception remains.			09/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817264	xxxxxx	31454291	xxxxxx	08/23/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the subject property to the borrower.		Reviewer Comment (2024-08-29): Received Deed transferring the subject property to the borrower. Exception cleared.	08/29/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818404	xxxxxx	31424766	xxxxxx	08/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject acreage is xxxxxx which is more than guideline maximum of 2.00 acres.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-08-23): Client elects to waive with verified compensation factors			08/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818404	xxxxxx	31424941	xxxxxx	08/23/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-09-09): FTP provided	09/09/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818404	xxxxxx	31424943	xxxxxx	08/23/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-09-09): FTP provided	09/09/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816967	xxxxxx	31430343	xxxxxx	08/26/2024	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		1) xxxxxx reflects only 10 months of Business statements. Require additional 2 months statements. 2) xxxxxx reflects only 9 months of Business statements. Require additional 3 months statements. 3) xxxxxx reflects only 10 months of Business statements. Require additional 2 months statements.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-13): The client elects to waive. Reviewer Comment (2024-09-10): A bank statement dated xxxxxx cannot be used for income calculations as this is dated post-close. Please provide the bank statement from xxxxxx. Reviewer Comment (2024-09-06): We now have 11 months of bank statements for xxxxxx Bank account xxxxxx xxxxxx - 7/2024). Please provide the bank statement dated 8/2023 to complete the 12-month review.			09/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816967	xxxxxx	31430383	xxxxxx	08/26/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Account Statements - Business	1) xxxxxx reflects only 10 months of Business statements. Require additional 2 months statements. 2) xxxxxx reflects only 9 months of Business statements. Require additional 3 months statements. 3) xxxxxx reflects only 10 months of Business statements. Require additional 2 months statements.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-13): The client elects to waive. Reviewer Comment (2024-09-10): A bank statement dated xxxxxx cannot be used for income calculations as this is dated post-close. Please provide the bank statement from 8/2023. Reviewer Comment (2024-09-06): We now have 11 months of bank statements for xxxxxx Bank account xxxxxx xxxxxx - 7/2024). Please provide the bank statement dated 8/2023 to complete the 12-month review.			09/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816967	xxxxxx	31430673	xxxxxx	08/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	1) xxxxxx reflects only 10 months of Business statements. Require additional 2 months statements. 2) xxxxxx reflects only 9 months of Business statements. Require additional 3 months statements. 3) xxxxxx reflects only 10 months of Business statements. Require additional 2 months statements.		Reviewer Comment (2024-09-19): Loan is NonQM Reviewer Comment (2024-09-10): A bank statement dated xxxxxx cannot be used for income calculations as this is dated post-close. Please provide the bank statement from 8/2023. Reviewer Comment (2024-09-06): We now have 11 months of bank statements for xxxxxx Bank account xxxxxx xxxxxx - 7/2024). Please provide the bank statement dated 8/2023 to complete the 12-month review.	09/19/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816967	xxxxxx	31430674	xxxxxx	08/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statement Guidelines Number of Bank Statements Requirement not met	Ability to Repay (Dodd-Frank 2014): The number of bank statements provided for borrower's bank statement income was less than the number required by guidelines. (xxxxxx/Bank Statements)	1) xxxxxx reflects only 10 months of Business statements. Require additional 2 months statements. 2) xxxxxx reflects only 9 months of Business statements. Require additional 3 months statements. 3) xxxxxx reflects only 10 months of Business statements. Require additional 2 months statements.		Reviewer Comment (2024-09-19): Client elects to waive Reviewer Comment (2024-09-19): Regraded to EV2 based on sufficient compensating factors. Reviewer Comment (2024-09-10): A bank statement dated xxxxxx cannot be used for income calculations as this is dated post-close. Please provide the bank statement from 8/2023. Reviewer Comment (2024-09-06): We now have 11 months of bank statements for xxxxxx Bank account xxxxxx xxxxxx - 7/2024). Please provide the bank statement dated 8/2023 to complete the 12-month review.			09/19/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816967	xxxxxx	31430675	xxxxxx	08/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statement Guidelines Number of Bank Statements Requirement not met	Ability to Repay (Dodd-Frank 2014): The number of bank statements provided for borrower's bank statement income was less than the number required by guidelines. (xxxxxx/Bank Statements)	1) xxxxxx reflects only 10 months of Business statements. Require additional 2 months statements. 2) xxxxxx reflects only 9 months of Business statements. Require additional 3 months statements. 3) xxxxxx reflects only 10 months of Business statements. Require additional 2 months statements.		Reviewer Comment (2024-09-06): The additional bank statements were provided.	09/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816967	xxxxxx	31430676	xxxxxx	08/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statement Guidelines Number of Bank Statements Requirement not met	Ability to Repay (Dodd-Frank 2014): The number of bank statements provided for borrower's bank statement income was less than the number required by guidelines. (xxxxxx/Bank Statements)	1) xxxxxx reflects only 10 months of Business statements. Require additional 2 months statements. 2) xxxxxx reflects only 9 months of Business statements. Require additional 3 months statements. 3) xxxxxx reflects only 10 months of Business statements. Require additional 2 months statements.		Reviewer Comment (2024-09-06): The additional bank statements were provided	09/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816967	xxxxxx	31430935	xxxxxx	08/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	1) xxxxxx reflects only 10 months of Business statements. Require additional 2 months statements. 2) xxxxxx reflects only 9 months of Business statements. Require additional 3 months statements. 3) xxxxxx reflects only 10 months of Business statements. Require additional 2 months statements.		Reviewer Comment (2024-09-19): Loan is NonQM Reviewer Comment (2024-09-10): A bank statement dated xxxxxx cannot be used for income calculations as this is dated post-close. Please provide the bank statement from 8/2023. Reviewer Comment (2024-09-06): We now have 11 months of bank statements for xxxxxx Bank account xxxxxx xxxxxx - 7/2024). Please provide the bank statement dated 8/2023 to complete the 12-month review.	09/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819875	xxxxxx	31430499	xxxxxx	08/26/2024	Compliance	Compliance	Miscellaneous Compliance	TILA	Prepayment Penalty Discrepancy	Final TIL / CD indicates loan has PPP, however file does not contain prepayment penalty addendum. Missing prepay data may result in invalid high cost, xxxxxx, and/or QM points and fees findings.	The Post-Close CD dated xxxxxx indicated Prepayment penalty as 'Yes' due to which this exception occurred. On all the provided Loan Estimates and Closing Disclosures, none of them indicate or reflect the Prepayment Penalty apart from Post-Close CD dated xxxxxx .		Reviewer Comment (2024-08-26): Client elects to waive			08/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819875	xxxxxx	31430507	xxxxxx	08/26/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Post Close Closing Disclosure Timing Regular Transactions	TILA-RESPA Integrated Disclosure – Three-Day Waiting Period Timing Violation. Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure.	The Post-Close CD dated xxxxxx indicated Prepayment penalty as 'Yes' due to which this exception occurred. On all the provided Loan Estimates and Closing Disclosures, none of them indicate or reflect the Prepayment Penalty apart from Post-Close CD dated xxxxxx .		Reviewer Comment (2024-09-03): Exception cleared Reviewer Comment (2024-08-29): SitusAMC received Corrected CD. Missing copy of LOE to borrower which accompanied the PCCD to finalize cure.	09/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819875	xxxxxx	31498295	xxxxxx	08/26/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		PUD information required to be completed on 1st page of Appraisal report as the provided Security Instrument is attached with Rider - PUD and Final 1003/1008 indicates the HOA dues as well. The provided Appraisal report in file is not checked as PUD and no HOA information provided.		Reviewer Comment (2024-08-29): Updated appraisal provided	08/29/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819875	xxxxxx	31498440	xxxxxx	08/26/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $6,156.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7325)	The COC's in file are not valid for an addition of a loan origination fee. First COC reflects LPC changed to BPC with no information as to why. The second COC reflect a product type or loan program changed but the loan started out as a 30 year fixed loan. Also reflects rate lock, however this is also not a valid reason to add a loan origination fee. No additional information was provided.		Reviewer Comment (2024-09-12): SitusAMC received LOE from borrower to confirm the receipt of change. Reviewer Comment (2024-09-03): Please provide documentation via conversation log or other proof, that the borrower agreed to the change and why they agreed to a change that would increase their out of pocket expense. Reviewer Comment (2024-08-30): SitusAMC received rate lock and as per available COC, but this does not provide sufficient information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in adding the origination fee.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	817447	xxxxxx	31428433	xxxxxx	08/26/2024	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2024-08-28): Flood cert provided	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817447	xxxxxx	31428461	xxxxxx	08/26/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $400,000.00 is less than Cash From Borrower $448,097.96.	Reviewer Comment (2024-09-13): The client is allowing the use of the foreign account without it being transferred to a xxxxxx account. The foreign account does detail the amount in xxxxxx dollars.

Reviewer Comment (2024-09-12): Additional wire provided for $140,000 and EMD letter. All wires provided total $400,000 which matches the EMD verification letter. The borrower is still short funds to close. As stated previously, the wire for $47,200 cannot be utilized s it was received xxxxxx which is dated post close. However, even including the additional $47,200, the file would still be short funds to close.

Reviewer Comment (2024-09-12): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $260,000.00 is less than Cash From Borrower $448,097.96.

Reviewer Comment (2024-09-10): An updated final settlement statement was provided which reflects increased cash to close. Borrower requires $448,097.96 cash to close. Account xxxxxx can only be used for reserves as this account is a foreign account with xxxxxx branches but not FDIC insured, therefore can only be used for reserves. The additional wire transfer provided on xxxxxx is dated post-close and cannot be considered as well as there is no evidence linking the wire to the transaction. But even if we could add back in $47,200, the borrower is still short funds to close.

Reviewer Comment (2024-09-10): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $260,000.00 is less than Cash From Borrower $447,860.36.

Reviewer Comment (2024-08-28): Updated final SS provided, however this did not clear the condition. Per the updated SS, the borrower required $447,860.36 in funds to close and verified funds to close are $260,000.

Reviewer Comment (2024-08-28): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $260,000.00 is less than Cash From Borrower $447,602.96.
															09/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817447	xxxxxx	31440012	xxxxxx	08/26/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-09-09): Client elects to waive with verified compensation factors Reviewer Comment (2024-09-04): Parcel on appraisal is xxxxxx. Parcel on tax cert provided with a different address is xxxxxx. The lender provided a screen shot with a Note for parcel change but there is no indication where this came from. Reviewer Comment (2024-08-28): The tax cert provided is not for the subject property			09/09/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817447	xxxxxx	31496693	xxxxxx	08/26/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report was not provided for xxxxxx (2nd Guarantor).		Reviewer Comment (2024-08-28): Fraud report provided	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817447	xxxxxx	31496865	xxxxxx	08/26/2024	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		Evidence of third party verification of primary residence was provided for xxxxxx. Pending receipt for xxxxxx.		Reviewer Comment (2024-09-04): Evidence of primary provided Reviewer Comment (2024-09-03): No new documents received on xxxxxx Please try uploading again. Reviewer Comment (2024-08-28): The same document was provided that was in file at time of review. The document only reflects xxxxxx name.	09/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817447	xxxxxx	31497004	xxxxxx	08/26/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC not provided for Settlement Agent, xxxxxx.		Reviewer Comment (2024-08-28): Updated settlement statement provided with final agent signature of xxxxxx. Fraud report provided reflects run on this individual.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817447	xxxxxx	31650801	xxxxxx	09/13/2024	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.		The assets from the foreign account were not transferred to a xxxxxx account as required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-09-15): Client elects to waive with verified compensation factors Reviewer Comment (2024-09-13): The client elects to waive with comp factors. The foreign account does detail the balance in xxxxxx dollars.			09/15/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814812	xxxxxx	31493596	xxxxxx	08/26/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated 1003. Borrower is a xxxxxx citizen. Cert of Naturalization is in file.		Reviewer Comment (2024-08-28): Received corrected 1003. Exception cleared.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820213	xxxxxx	31432095	xxxxxx	08/26/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-08-26): Client elects to waive			08/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820213	xxxxxx	31440192	xxxxxx	08/26/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2024-08-28): An updated HOI-6 policy was provided.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820213	xxxxxx	31440201	xxxxxx	08/26/2024	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx	Fraud and OFAC searches not run on borrower's and sellers'		Reviewer Comment (2024-08-28): An updated fraud report was provided.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820213	xxxxxx	31499095	xxxxxx	08/26/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		HOA is in litigation per HOA cert. Being sued by a former employee. Investor exception will be required.		Reviewer Comment (2024-08-29): Evidence the litigation has settled was provided.	08/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815030	xxxxxx	31433636	xxxxxx	08/26/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The Final HUD-1 in file is not signed.		Reviewer Comment (2024-08-28): Final HUD provided	08/28/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815030	xxxxxx	31433929	xxxxxx	08/26/2024	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Latest Price $xxxxxand latest list date xxxxxx . Subject listing currently documented as "active".		Reviewer Comment (2024-08-27): Evidence the listing was canceled was provided. Reviewer Comment (2024-08-27): No new docs found please reupload.	08/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815030	xxxxxx	31496489	xxxxxx	08/26/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The application does not reflect the citizenship.		Reviewer Comment (2024-09-04): Updated and initialed application provided Reviewer Comment (2024-08-28): Provide all pages of the corrected 1003.Only 1 page was provided. Exception remains.	09/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819280	xxxxxx	31435919	xxxxxx	08/26/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-09-12): Received Borrowing Certificate. Exception cleared. Reviewer Comment (2024-09-10): Document received is Business Purpose Certificate. However the document requested is Borrowing Certificate. Please provide the document requested on the comment dated xxxxxx . Exception remains. Reviewer Comment (2024-08-28): Received Borrowing Certificate, however the amount listed on the document is $157,500. The loan is approved with $xxxxxx. Provide Borrowing Certificate or Operating Agreement. Exception remains.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820182	xxxxxx	31436602	xxxxxx	08/27/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-09-10): FTP provided	09/10/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820182	xxxxxx	31436607	xxxxxx	08/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent , xxxxxx		Reviewer Comment (2024-08-30): Received Fraud and OFAC searches run on settlement agent , xxxxxx. Exception cleared.	08/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820182	xxxxxx	31436610	xxxxxx	08/27/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal reflects Owner Occupied.		Reviewer Comment (2024-08-29): Updated appraisal provided	08/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820182	xxxxxx	31441617	xxxxxx	08/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided				Reviewer Comment (2024-08-29): PPP addendum provided	08/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	Yes	Property Focused
xxxxxx	820182	xxxxxx	31500579	xxxxxx	08/27/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Judgments on title, item 8a and 8b and taxes due, item 14 not addressed.		Reviewer Comment (2024-09-10): Clear FTP provided Reviewer Comment (2024-08-29): The condition references judgments and taxes. What is the title agent's email referring to as judgments and taxes due were not satisfied at closing on the HUD, unless this was done prior to closing. Further, if the title agent's email is only referring to taxes, the judgment affidavit alone will not be acceptable. Will need a clear title policy or title agent confirmation that the judgments will not appear on the final title policy as well.	09/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818206	xxxxxx	31441556	xxxxxx	08/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided	Parties to the transaction must also be cleared through OFAC’s SDN List (borrowers, property sellers, employers, banks, etc.). Fraud and OFAC searches not run on the Banks: xxxxxx.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-17): Client elects to waive with verified compensation factors

Reviewer Comment (2024-09-04): The investor provided us with the lender's activator guidelines to utilize for the review dated 6.6.2024. Doc type is asset utilization. Please review page 13 of the guidelines under Exclusionary list/OFAC/Diplomatic Immunity: Parties to the transaction must also be cleared through OFAC’s SDN List (borrowers, property sellers, employers, banks, etc.). Banks must also be included.

Reviewer Comment (2024-09-04): Received updated Fraud Report, however Fraud and OFAC searches not run on the Banks: xxxxxx. Exception remains.
																	09/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	B	B	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	818206	xxxxxx	31441650	xxxxxx	08/27/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	The fraud report and Property History Report reflects mortgage liens in amount of $xxxxx, $xxxxx and $xxxxx, which are not reported on credit report. Therefore provide evidence that the mortgage liens have been paid off and released.		Reviewer Comment (2024-09-03): Received recorded document for mortgage liens that have been paid off and released. Exception cleared.	09/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	B	B	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	818206	xxxxxx	31441654	xxxxxx	08/27/2024	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal is not in the name of the lender and a transfer letter was not provided.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-26): Client elects to waive			08/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	B	B	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	818206	xxxxxx	31441710	xxxxxx	08/27/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Account Statements	Per guidelines proof of six-month seasoning of all assets is required. Received Account xxxxxx only for the xxxxxx through xxxxxx ; Account xxxxxx received from xxxxxx through xxxxxx ; Account xxxxxx received from xxxxxx through xxxxxx ; Account xxxxxx received from xxxxxx through xxxxxx .	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-17): Client elects to waive with verified compensation factors

Reviewer Comment (2024-09-04): Per the investor, this loan was reviewed towards the 6/2024 guidelines, and a 6-month seasoning is required.

Reviewer Comment (2024-09-04): Received additional 2 months of bank statement from xxxxxx through xxxxxx for Account xxxxxx, the file contains bank statement from xxxxxx through xxxxxx , which are not consecutive and does not cover the 6 months of bank statement as required by the guidelines. Also the file contains 4 months of bank statements received from xxxxxx through xxxxxx for the following accounts; Account xxxxxx; Account xxxxxx; Account xxxxxx, provide consecutive 2 months of bank statements for Account xxxxxx; Account xxxxxx; Account xxxxxx. Exception remains.
																	09/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	B	B	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	818206	xxxxxx	31441883	xxxxxx	08/27/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2024-08-26): Client elects to waive			08/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	B	B	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	818206	xxxxxx	31441888	xxxxxx	08/27/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2024-09-04): SitusAMC received e-consent dated xxxxxx .	09/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	B	B	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	818206	xxxxxx	31443023	xxxxxx	08/27/2024	Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided		Provide the xxxxxx Trust Agreement		Reviewer Comment (2024-09-03): Cert of Trust provided	09/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	B	B	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	818206	xxxxxx	31443099	xxxxxx	08/27/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-08-26): Client elects to waive			08/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	B	B	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	818206	xxxxxx	31500095	xxxxxx	08/27/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA zip code does not match the Note.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-04): Client elects to waive with verified compensation factors			09/04/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	B	B	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	818206	xxxxxx	31500102	xxxxxx	08/27/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		The xxxxx HOI does not reflect ISAOA.		Reviewer Comment (2024-09-04): An updated HOI policy was provided.	09/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	B	B	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	817361	xxxxxx	31436896	xxxxxx	08/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-08-28): Received Articles of Organization/Formation. Exception cleared.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817361	xxxxxx	31436897	xxxxxx	08/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-08-28): Received Certificate of Good Standing. Exception cleared.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817361	xxxxxx	31436899	xxxxxx	08/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-08-28): Employer Identification Number associated. Exception cleared.	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817361	xxxxxx	31436900	xxxxxx	08/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-08-28): Operating Agreement associated. Exception cleared	08/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820310	xxxxxx	31445879	xxxxxx	08/27/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided	The CDA reflects an appraisal was reviewed with a completion date xxxxxx of as well as there is an appraisal delivery receipt in file dated xxxxxx . Provide the corresponding appraisal.	Reviewer Comment (2024-09-17): Origination appraisal provided

Reviewer Comment (2024-09-12): Getting an updated CDA does not clear this condition. The original CDA reflects there is an appraisal out there with a completion date of xxxxxx as well as there is a delivery in file with a date of xxxxxx which is prior to the xxxxxx appraisal. The origination appraisal will need to be provided.

Reviewer Comment (2024-08-29): The same appraisal was provided that was in file at time of review. Please review the original condition. The CDA reflects an appraisal was reviewed with a completion date xxxxxx of as well as there is an appraisal delivery receipt in file dated xxxxxx . Provide the corresponding appraisal.
															09/17/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820310	xxxxxx	31445884	xxxxxx	08/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC were not performed on the Settlement Agent xxxxxx.		Reviewer Comment (2024-09-11): Received OFAC search for Settlement Agent. Exception cleared. Reviewer Comment (2024-08-29): Provided Fraud Report does not reflect OFAC performed on the Settlement Agent xxxxxx. Exception remains.	09/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817723	xxxxxx	31450166	xxxxxx	08/27/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $234,500.00 is less than the note amount of $xxxxx based on the Commitment in file.			Reviewer Comment (2024-09-03): Updated title commitment provided	09/03/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817723	xxxxxx	31450206	xxxxxx	08/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-08-29): Articles provided	08/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817723	xxxxxx	31450209	xxxxxx	08/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-08-29): COGS provided	08/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817723	xxxxxx	31450211	xxxxxx	08/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-08-29): Ops Agreement provided	08/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817723	xxxxxx	31451186	xxxxxx	08/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2024-09-04): Received Business Purpose Certificate. Exception cleared. Reviewer Comment (2024-08-29): The BP cert has the incorrect loan amount and effective date.	09/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817723	xxxxxx	31501916	xxxxxx	08/27/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Minimum square footage for condo's is 500 square feet. Property is xxxxxx.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-09-09): Client elects to waive with verified compensation factors			09/09/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817723	xxxxxx	31502040	xxxxxx	08/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-08-29): EIN provided	08/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819659	xxxxxx	31502118	xxxxxx	08/27/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal provided has a completion date of xxxxxx which is post close. Provide the pre-close appraisal.		Reviewer Comment (2024-09-03): Pre-close appraisal provided Reviewer Comment (2024-08-29): The rebuttal is not acceptable. The effective date is when the appraiser was assigned the report. The completion date is when they completed the report. The completion date is post-close. The appraisal is an updated report with revisions per the Seller's comments. The origination appraisal with a completion date dated prior to close is required.	09/03/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819255	xxxxxx	31451671	xxxxxx	08/28/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.73076% or Final Disclosure APR of 10.71300% is equal to or greater than the threshold of APOR 6.43% + 3.5%, or 9.93000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation	Reviewer Comment (2024-09-04): Email evidence that the borrower received the appraisal on xxxxxx was provided.

Reviewer Comment (2024-09-03): A delivery cert was provided with the same date as the email dated xxxxxx  There is no evidence of borrower receipt/download. The 3 day mailbox rule is applied. Presumed received date is xxxxxx which is not within 3 business days prior to closing.

Reviewer Comment (2024-08-30): Appraisal delivery email provided dated xxxxxx with no evidence of borrower receipt. The 3 day mailbox rule applies. Presumed received date is xxxxxx which is not within 3 business days prior to closing.
															09/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819255	xxxxxx	31451672	xxxxxx	08/28/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Reviewer Comment (2024-09-04): Email evidence that the borrower received the appraisal on xxxxxx was provided.

Reviewer Comment (2024-09-03): A delivery cert was provided with the same date as the email dated xxxxxx  There is no evidence of borrower receipt/download. The 3 day mailbox rule is applied. Presumed received date is xxxxxx which is not within 3 business days prior to closing.

Reviewer Comment (2024-08-30): Appraisal delivery email provided dated xxxxxx with no evidence of borrower receipt. The 3 day mailbox rule applies. Presumed received date is xxxxxx which is not within 3 business days prior to closing.
															09/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819255	xxxxxx	31451674	xxxxxx	08/28/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Provision) Georgia High-Cost Loan (Counseling Requirement)	Georgia High-Cost Loan: No evidence that borrower received counseling on the advisability of the loan transaction.	Appraisal and credit invoices in file. AMC service fee included. No attorney fee. No discount points were eligible for exclusion. GA points and fees exceed threshold.	Reviewer Comment (2024-09-10): HC cure documentation provided.

Reviewer Comment (2024-09-09): Received LOE to borrower, copy of check and PC-CD. Pending receipt of evidence of delivery to the borrower and a statement from lender that the have not yet received any notice from the borrower regarding the points and fess failure.

Reviewer Comment (2024-09-07): The total amount to cure the TRID finance and GA HC points and fees violation is $180. Cure provisions for GA HC: Within 90 days of loan closing and prior to receiving notice from the borrower, the restitution must be made. Therefore, for GA high-cost, we would require the LOE, copy of refund check for $180 (which can also be used for the TRID violations), proof of mailing, and a statement from lender that the have not yet received any notice from the borrower regarding the points and fess failure.

Reviewer Comment (2024-09-05): The Final SS reflects the processing fee was not reduced as reflected on the PC-CD and full charge was $795. PC-CD is invalid. Cure is required. Provisions are: Within 90 days of loan closing and prior to receiving notice from the Borrower: (a) offer restitution and make appropriate adjustments; or (b) to correct failure related to financing of insurance, make appropriate restitution by returning premiums paid plus interest charged on the premiums upon receipt of the notice of compliance failure.

Reviewer Comment (2024-09-03): A PC-CD was provided reflecting a reduction in Section A fees. A PC-CD is a lender generated document. A final signed/stamped certified settlement statement is required to support the actual fees charged at closing prior to retesting.

Reviewer Comment (2024-08-30): Compliance Ease Report reflects the undiscounted rate but does not reflect the undiscounted price. Escalated review at time of initial reporting reflected no discount points were eligible for exclusion. Based on the compliance report provided, the lender did not include the appraisal AMC service fee.
															09/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	See any available cure under the Georgia High Cost Loan threshold exception.	C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819255	xxxxxx	31451675	xxxxxx	08/28/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) Georgia High-Cost Loan (Fair Lending Notice Not on Note and/or Security Instrument)	Georgia High-Cost Loan: Required GFLA Notice is not displayed on all documents that create a debt or pledge property as collateral.	Appraisal and credit invoices in file. AMC service fee included. No attorney fee. No discount points were eligible for exclusion. GA points and fees exceed threshold.	Reviewer Comment (2024-09-10): HC cure documentation provided.

Reviewer Comment (2024-09-09): Received LOE to borrower, copy of check and PC-CD. Pending receipt of evidence of delivery to the borrower and a statement from lender that the have not yet received any notice from the borrower regarding the points and fess failure.

Reviewer Comment (2024-09-07): The total amount to cure the TRID finance and GA HC points and fees violation is $180. Cure provisions for GA HC: Within 90 days of loan closing and prior to receiving notice from the borrower, the restitution must be made. Therefore, for GA high-cost, we would require the LOE, copy of refund check for $180 (which can also be used for the TRID violations), proof of mailing, and a statement from lender that the have not yet received any notice from the borrower regarding the points and fess failure.

Reviewer Comment (2024-09-05): The Final SS reflects the processing fee was not reduced as reflected on the PC-CD and full charge was $795. PC-CD is invalid. Cure is required. Provisions are: Within 90 days of loan closing and prior to receiving notice from the Borrower: (a) offer restitution and make appropriate adjustments; or (b) to correct failure related to financing of insurance, make appropriate restitution by returning premiums paid plus interest charged on the premiums upon receipt of the notice of compliance failure.

Reviewer Comment (2024-09-03): A PC-CD was provided reflecting a reduction in Section A fees. A PC-CD is a lender generated document. A final signed/stamped certified settlement statement is required to support the actual fees charged at closing prior to retesting.

Reviewer Comment (2024-08-30): Compliance Ease Report reflects the undiscounted rate but does not reflect the undiscounted price. Escalated review at time of initial reporting reflected no discount points were eligible for exclusion. Based on the compliance report provided, the lender did not include the appraisal AMC service fee.
															09/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	See any available cure under the Georgia High Cost Loan threshold exception.	C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819255	xxxxxx	31451676	xxxxxx	08/28/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost) Georgia High-Cost Loan (Points and Fees)	Georgia Fair Lending Act: Points and Fees on subject loan of 5.11285% is in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points and Fees total xxxxxx on a Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .11285%). Compliant High-Cost Loans.	Appraisal and credit invoices in file. AMC service fee included. No attorney fee. No discount points were eligible for exclusion. GA points and fees exceed threshold.	Reviewer Comment (2024-09-10): Cure documentation received.

Reviewer Comment (2024-09-09): Received LOE to borrower, copy of check and PC-CD. Pending receipt of evidence of delivery to the borrower and a statement from lender that the have not yet received any notice from the borrower regarding the points and fess failure.

Reviewer Comment (2024-09-07): The total amount to cure the TRID finance and GA HC points and fees violation is $180. Cure provisions for GA HC: Within 90 days of loan closing and prior to receiving notice from the borrower, the restitution must be made. Therefore, for GA high-cost, we would require the LOE, copy of refund check for $180 (which can also be used for the TRID violations), proof of mailing, and a statement from lender that the have not yet received any notice from the borrower regarding the points and fess failure.

Reviewer Comment (2024-09-03): A PC-CD was provided reflecting a reduction in Section A fees. A PC-CD is a lender generated document. A final signed/stamped certified settlement statement is required to support the actual fees charged at closing prior to retesting.

Reviewer Comment (2024-08-30): Compliance Ease Report reflects the undiscounted rate but does not reflect the undiscounted price. Escalated review at time of initial reporting reflected no discount points were eligible for exclusion. Based on the compliance report provided, the lender did not include the appraisal AMC service fee.
09/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Within 90 days of loan closing and prior to receiving notice from the borrower: (a) offer restitution and make appropriate adjustments; or (b) to correct failure related to financing of insurance, make appropriate restitution by returning premiums paid plus interest charged on the premiums upon receipt of the notice of compliance failure.

(Limited Use Bona Fide Errors - Compliance and Client Approval Required)  Within 90 days of discovery, provide:
																																	(1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the high-cost threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	819255	xxxxxx	31451677	xxxxxx	08/28/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $128,249.51 is over disclosed by $180.00 compared to the calculated Amount Financed of $128,069.51 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Amount Financed in the amount of $128,249.51, however calculated Amount Financed is $128,069.51. Variance of $180 is due to Lender did not include the Appraisal Management Fee of $180.	Reviewer Comment (2024-09-11): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2024-09-11): Remediation still requires re-opening of RTC and proof of delivery. This is a material disclosure on a refinance transaction. Re-opening of RTC and proof of delivery of the RTC is required to complete the cure.

Reviewer Comment (2024-09-07): The total amount to cure the TRID finance and GA HC points and fees violation is $180. Cure provisions for TRID violation: Within 60 days of discovery, provide the following: Letter of Explanation, copy of check, Proof of Delivery, Corrected CD, and Re-open Rescission.

Reviewer Comment (2024-09-05): The Final SS reflects the processing fee was not reduced as reflected on the PC-CD and full charge was $795. PC-CD is invalid. Cure is required. Provisions are: Within 90 days of loan closing and prior to receiving notice from the Borrower: (a) offer restitution and make appropriate adjustments; or (b) to correct failure related to financing of insurance, make appropriate restitution by returning premiums paid plus interest charged on the premiums upon receipt of the notice of compliance failure.

Reviewer Comment (2024-09-03): SitusAMC received xxxxxx PCCD which was missing the LOE to borrower which accompanied and compliance report.  However, appears the difference in finance charges is related to the Section A Processing Fee, which reflects as $795 on the Final CD and the Final certified Settlement Statement, but was lowered to $600 on the Corrected CD.  Finance Charge is underdisclosed by $180. The Final xxxxxx Settlement statement that was certified true and signed by borrower, located as Doc ID 0186 does not match to the xxxxxx PCCD.  Cure would be due with a Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $180, proof of mailing and proof of reopening of rescission to all consumers.
																09/11/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	819255	xxxxxx	31451678	xxxxxx	08/28/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $302,747.42 is under disclosed by $180.00 compared to the calculated Finance Charge of $302,927.42 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $302,747.42, however calculated Finance Charge is $302,927.42. Variance of $180 is due to Lender did not include the Appraisal Management Fee of $180.	Reviewer Comment (2024-09-11): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2024-09-11): Remediation still requires re-opening of RTC and proof of delivery. This is a material disclosure on a refinance transaction. Re-opening of RTC and proof of delivery of the RTC is required to complete the cure.

Reviewer Comment (2024-09-07): The total amount to cure the TRID finance and GA HC points and fees violation is $180. Cure provisions for TRID violation: Within 60 days of discovery, provide the following: Letter of Explanation, copy of check, Proof of Delivery, Corrected CD, and Re-open Rescission.

Reviewer Comment (2024-09-05): The Final SS reflects the processing fee was not reduced as reflected on the PC-CD and full charge was $795. PC-CD is invalid. Cure is required. Provisions are: Within 90 days of loan closing and prior to receiving notice from the Borrower: (a) offer restitution and make appropriate adjustments; or (b) to correct failure related to financing of insurance, make appropriate restitution by returning premiums paid plus interest charged on the premiums upon receipt of the notice of compliance failure.

Reviewer Comment (2024-09-03): SitusAMC received xxxxxx PCCD which was missing the LOE to borrower which accompanied and compliance report.  However, appears the difference in finance charges is related to the Section A Processing Fee, which reflects as $795 on the Final CD and the Final certified Settlement Statement, but was lowered to $600 on the Corrected CD.  Finance Charge is underdisclosed by $180. The Final xxxxxx Settlement statement that was certified true and signed by borrower, located as Doc ID 0186 does not match to the xxxxxx PCCD.  Cure would be due with a Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $180, proof of mailing and proof of reopening of rescission to all consumers.
																09/11/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	819255	xxxxxx	31515501	xxxxxx	08/28/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Provision) Georgia High-Cost Loan (Ability to Repay not Verified)	Georgia High-Cost Loan: Borrower’s ability to repay not verified with reliable documentation.	Third party verification of SE not provided.		Reviewer Comment (2024-09-03): Third party docs provided Reviewer Comment (2024-08-30): None of the documents provided in trailing documents meet this condition's requirements. Reviewer Comment (2024-08-29): 1099 is not sufficient. Third party verification via verbal or written is required for the State of GA ATR.	09/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	See any available cure under the Georgia High Cost Loan threshold exception.	C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819197	xxxxxx	31515813	xxxxxx	08/28/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the VOM for xxxxxx on the subject property as it does not appear on the credit report. Pay history and copy of the Note provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-30): Client elects waive with verified compensation factors			08/30/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	819197	xxxxxx	31515856	xxxxxx	08/28/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Lease Agreement, Schedule E Only	Rental income may be used for qualifying income subject to the following documentation requirements: 1) Rental income from other properties must be documented with the borrower’s most recent signed federal income tax return that includes Schedule E. Tax returns were not provided and borrower has owned property since 2018. 2) Proposed rental income from the comparable rent schedule, reflecting long term rental rates, may be used for qualifying if there is not a current lease or assignment of lease on purchase of an investment property. 1007 in file reflects leased and lease was not provided.		Reviewer Comment (2024-08-29): Per client, remove rental income as it is not needed to qualify. Rental income removed. Documents no longer required.	08/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	816244	xxxxxx	31451938	xxxxxx	08/28/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file - Per the Note, the loan came due xxxxxx Requesting to exceed housing delinquency.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-27): Client elects to waive with verified compensation factors			08/27/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816244	xxxxxx	31506401	xxxxxx	08/28/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Document is not dated. Must be within 1 year of closing.		Reviewer Comment (2024-09-04): Dated COGS provided Reviewer Comment (2024-09-04): The email just says this is what we pulled. When was it pulled as there is no pull date on the COGS? Reviewer Comment (2024-09-04): Provided Certificate of Good Standing is not dated (pulled date). Must be within 1 year of closing. Exception remains.	09/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818196	xxxxxx	31451439	xxxxxx	08/28/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-09-06): Received Final Title.	09/06/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818196	xxxxxx	31451445	xxxxxx	08/28/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-09-06): Received Final Title. Reviewer Comment (2024-09-04): No new documents were uploaded in file. Please provide the documents as requested on the original condition. Exception remains.	09/06/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818196	xxxxxx	31507705	xxxxxx	08/28/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception: Property is legal non conforming and can only be rebuilt if over 50% destroyed.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-27): Client elects to waive with verified compensation factors			08/27/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819814	xxxxxx	31454338	xxxxxx	08/28/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Unit is missing		Reviewer Comment (2024-09-03): Updated Flood Cert was provided. Reviewer Comment (2024-09-03): No new documents received. Please try uploading again.	09/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819814	xxxxxx	31508259	xxxxxx	08/28/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Filing confirmation only in file.		Reviewer Comment (2024-08-30): COGS provided	08/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820056	xxxxxx	31466066	xxxxxx	08/29/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-09-04): The Approval was provided.	09/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820056	xxxxxx	31466297	xxxxxx	08/29/2024	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The appraisal reflects the subject property was listed on xxxxxx for $xxxxxx and put on hold. Per guidelines, listing must be cancelled prior to the Note date.		Reviewer Comment (2024-09-10): Evidence the listing was removed was provided. Reviewer Comment (2024-09-04): The email is dated xxxxxx stating it was no longer listed for sale; however, the appraisal reflects on xxxxxx the property was listed and was On Hold. Need evidence the listing for xxxxxx was removed.	09/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820056	xxxxxx	31521302	xxxxxx	08/29/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC not run on Settlement Agent.		Reviewer Comment (2024-09-10): Fraud and OFAC searches on the Settlement Agent were provided. Reviewer Comment (2024-09-05): Received OFAC for xxxxxx, however the person signed the HUD does not match with the name provided on the OFAC, also we are unable to determine the settlement agent name. Exception remains.	09/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820056	xxxxxx	31521355	xxxxxx	08/29/2024	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx	Spousal consent required on Entity loans in community property states per guidelines.		Reviewer Comment (2024-09-04): Consent of the Spouse was provided.	09/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820056	xxxxxx	31521364	xxxxxx	08/29/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	DSCR< 1.00, max LTV is 70%. The lease just started. Lease reflects rents of $3,550. The bank statements reflect deposits of $3,500 which is the security deposit and 1 month rent, however short $50. Per guidelines, 2 months rent receipt is required. Security deposit not allowed.		Reviewer Comment (2024-09-10): See revised exception required by investor to use lease rents vs. 1007 rents to get DSCR > 1.00 so max LTV can be 75%. Reviewer Comment (2024-09-04): The guidelines require 2 months' rent receipt to use the higher amount.	09/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820056	xxxxxx	31521437	xxxxxx	08/29/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOM for subject property, Part I, Creditor name is not completed.		Reviewer Comment (2024-09-04): A complete VOM was provided.	09/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820056	xxxxxx	31625884	xxxxxx	09/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception to use 1 months rent and security deposit in order to qualify off the higher lease amount vs. 1007 rents when 2 months rent receipts are required. It should also be noted, the rents in file are for $3,500 vs the lease amount of $3,550.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-11): Client elects to waive with verified compensation factors			09/11/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819707	xxxxxx	31463578	xxxxxx	08/28/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-09-05): The final title policy was provided.	09/05/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819707	xxxxxx	31463579	xxxxxx	08/28/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2024-09-05): The final title policy was provided. Reviewer Comment (2024-09-03): Received Closing Instruction document which is not acceptable. Please provide the documents as requested on the original condition Exception remains.	09/05/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819707	xxxxxx	31515157	xxxxxx	08/28/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Reflects different mortgagee + ISAOA.		Reviewer Comment (2024-09-13): Evidence the mortgagee's name is a fictitious business of the Lender on the Note was provided. Reviewer Comment (2024-09-09): There is no evidence provided xxxxxx is one in the same of Mortgage Possible. Reviewer Comment (2024-09-05): The same mortgagee with Mortgage Possible listed the lender is xxxxxx Mortgage.	09/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817421	xxxxxx	31472577	xxxxxx	08/29/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-09-16): CDA received	09/16/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	B	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	817421	xxxxxx	31472604	xxxxxx	08/29/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide evidence the property is free and clear. The fraud report reflects a lien from 2006 for $xxxxx that does not report on the credit.		Reviewer Comment (2024-09-03): Property profile report provided with release for corresponding mortgage.	09/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	B	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	817421	xxxxxx	31472620	xxxxxx	08/29/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-09-03): Clearance LOE provided	09/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	B	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	817421	xxxxxx	31472741	xxxxxx	08/29/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception: The subject property is xxxxxx. Per appraisal report, any values are not given to the ADU's.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-08-28): Client elects to waive with verified compensation factors			08/28/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	B	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	817421	xxxxxx	31531091	xxxxxx	08/29/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal in file has a completion date post-close. Provide the pre-close appraisal.		Reviewer Comment (2024-08-30): Origination appraisal provided	08/30/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	B	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	817421	xxxxxx	31531166	xxxxxx	08/29/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The 1003 reflects an IRS tax lien. All tax liens (federal, state, and local) must be paid off prior to or at loan closing unless the requirements listed below are met:
• The file must contain a copy of the approved IRS installment agreement with the terms of repayment, including the monthly payment amount and total amount due (Only one plan allowed).
• A minimum of two (2) payments have been made under the plan with all payments made on time and the account is current. Acceptable evidence includes the most recent payment reminder from the IRS, reflecting the last payment amount and date and the next payment amount owed and due date.
• The maximum payment required under the plan is included in the DTI calculation.
• The balance of the lien, or repayment plan, must be included when determining the maximum CLTV for the program.
												The file only contains 2 payments from 2023.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-09-18): Client elects to waive with verified compensation factors Reviewer Comment (2024-09-16): 1) 2 months payments received are dated post-close 2) The rest of the original condition requirements were not met. Reviewer Comment (2024-08-30): 1 payment was provided but does not reflect a date of when this was paid. Further, non of the other requirement in the original condition were met. Please review original condition.			09/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	B	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	817421	xxxxxx	31533381	xxxxxx	08/29/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx , Borrower: xxxxxx Paystubs Paystubs	If the borrower pays themselves wage income, a YTD paystub must be included in the file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-09-18): Client elects to waive with verified compensation factors			09/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	B	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	817421	xxxxxx	31677919	xxxxxx	09/18/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:5833 xxxxxx)			Reviewer Comment (2024-09-18): Client elects to waive			09/18/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	B	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	817685	xxxxxx	31468011	xxxxxx	08/29/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-28): Client elects to waive			08/28/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	817685	xxxxxx	31470148	xxxxxx	08/29/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated 1003. 5a, second question, should be Yes with items 1 an 2 completed.		Reviewer Comment (2024-09-03): Received the updated 1003. Exception cleared.	09/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818785	xxxxxx	31463978	xxxxxx	08/29/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-09-04): FTP provided	09/04/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818785	xxxxxx	31463979	xxxxxx	08/29/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-09-04): FTP provided	09/04/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818785	xxxxxx	31464003	xxxxxx	08/29/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2024-09-04): HOA questionnaire provided	09/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820129	xxxxxx	31500204	xxxxxx	08/28/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	The Initial Escrow Account Statement was missing from the file.		Reviewer Comment (2024-08-30): IEADS was provided. Reviewer Comment (2024-08-30): The final CD was provided but missing the initial escrow account statement.	08/30/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	D	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820129	xxxxxx	31500205	xxxxxx	08/28/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2551049)	Final CD was not provided		Reviewer Comment (2024-08-30): The Final CD was provided	08/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	D	A	D	A	D	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820129	xxxxxx	31500206	xxxxxx	08/28/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final xxxxxx	Final CD nor Seller CD was not provided		Reviewer Comment (2024-08-30): The Final CD was provided	08/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	A	D	A	D	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820129	xxxxxx	31500222	xxxxxx	08/28/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final xxxxxx)	Final CD was not provided		Reviewer Comment (2024-08-30): The Final CD was provided	08/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	D	A	D	A	D	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820129	xxxxxx	31500224	xxxxxx	08/28/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2024-08-30): Final 1003 provided Reviewer Comment (2024-08-30): No new documents were uploaded in file. Please provide the documents as requested on the original condition. Exception remains.	08/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	D	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820129	xxxxxx	31500226	xxxxxx	08/28/2024	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided				Reviewer Comment (2024-08-30): Executed Note provided Reviewer Comment (2024-08-30): No new documents were uploaded in file. Please provide the documents as requested on the original condition. Exception remains.	08/30/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	D	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820129	xxxxxx	31500227	xxxxxx	08/28/2024	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided				Reviewer Comment (2024-08-30): DOT provided Reviewer Comment (2024-08-30): No new documents were uploaded in file. Please provide the documents as requested on the original condition. Exception remains.	08/30/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	D	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820129	xxxxxx	31500393	xxxxxx	08/28/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	AUS Findings: Loan amount discrepancy.	Note loan amount of xxxxxx exceeds AUS loan amount of xxxxxx.	Note was not provided. Amount and terms taken from CD in file.		Reviewer Comment (2024-08-30): Preclose AUS provided. Loan amount now matches Reviewer Comment (2024-08-30): No new documents were uploaded in file. Please provide the documents as requested on the original condition. Exception remains.	08/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	D	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820129	xxxxxx	31505946	xxxxxx	08/28/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided				Reviewer Comment (2024-08-30): PUD rider provided Reviewer Comment (2024-08-30): No new documents were uploaded in file. Please provide the documents as requested on the original condition. Exception remains.	08/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	D	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820129	xxxxxx	31506049	xxxxxx	08/28/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-08-30): Clearance LOE provided	08/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	D	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820129	xxxxxx	31506065	xxxxxx	08/28/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The 1003 reflects xxxxxx is paid in full prior to closing. No evidence was provided in file. Final CD was not provided to determine if paid at closing.		Reviewer Comment (2024-08-30): Payoff letter dated prior to closing provided	08/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	D	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820129	xxxxxx	31516261	xxxxxx	08/28/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		LP (AUS) required before closing as provided LP xxxxxx is after closing date xxxxxx .		Reviewer Comment (2024-08-30): Preclose AUS provided Reviewer Comment (2024-08-30): No new documents were uploaded in file. Please provide the documents as requested on the original condition. Exception remains.	08/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	D	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820129	xxxxxx	31557733	xxxxxx	08/30/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-08-30): Evidence of appraisal delivery was provided.	08/30/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	D	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820129	xxxxxx	31557734	xxxxxx	08/30/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,095.50 exceeds tolerance of $880.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)			Reviewer Comment (2024-08-30): Sufficient Cure Provided At Closing		08/30/2024		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	D	A	D	A	D	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820061	xxxxxx	31495676	xxxxxx	08/30/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-09-11): FTP provided	09/11/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820061	xxxxxx	31495727	xxxxxx	08/30/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided	Property tax document in file reflects tax for xxxxxx, not the xxxxxx.	Reviewer Comment (2024-09-15): Tax rate provided for county. The xxxxxx's anticipated market value is a base for the assessed or taxable value. Used tax rate x appraised value of home =$xxxxxx/annually or $xxxxxx/month.

Reviewer Comment (2024-09-11): The LOE is not acceptable. We need something from the county reflecting what the actual assessed tax rate is. The title coordinator does not indicate where 1.3998% came from.

Reviewer Comment (2024-09-05): Tax payment for the subject property was provided. What is needed is the proposed taxes for the xxxxxx as the taxes will no longer be based on xxxxxx.
															09/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820061	xxxxxx	31548685	xxxxxx	08/30/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The lien for the subject property does not appear on the credit report. VOM and pay history provided. Pending receipt of payoff.		Reviewer Comment (2024-09-05): Payoff provided. VOM was already in file at time of review. Reviewer Comment (2024-09-05): A mortgage loan payoff was provided but a VOM is required.	09/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820061	xxxxxx	31551746	xxxxxx	08/30/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Blanket lien on title.		Reviewer Comment (2024-09-11): Clear FTP provided Reviewer Comment (2024-09-05): A marked-up title commitment was provided but the final title policy is what is needed.	09/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819511	xxxxxx	31548575	xxxxxx	08/30/2024	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		The currency converters for xxxxxx and xxxxxx are not from xxxxx.com or the Wall Street Journal as required by guidelines.		Reviewer Comment (2024-09-06): Received currency converter for xxxxxx and xxxxxx.Exception cleared.	09/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819511	xxxxxx	31548584	xxxxxx	08/30/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects completed on an appraisal with a completion date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2024-09-05): Origination appraisal provided	09/05/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819511	xxxxxx	31548597	xxxxxx	08/30/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC run not provided for Settlement Agent , xxxxxx.		Reviewer Comment (2024-09-06): Received Fraud and OFAC run search provided for Settlement Agent, xxxxxx.	09/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818936	xxxxxx	31495737	xxxxxx	08/30/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx		Reviewer Comment (2024-09-05): A Loan Participant Analysis with the settlement agent was provided.	09/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818936	xxxxxx	31495739	xxxxxx	08/30/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-09-05): The final title policy was provided.	09/05/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818936	xxxxxx	31495740	xxxxxx	08/30/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $455,000.00 is less than the note amount of $xxxxx based on the Commitment in file.			Reviewer Comment (2024-09-05): The final title policy was provided.	09/05/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818936	xxxxxx	31497341	xxxxxx	08/30/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Provide colored photos		Reviewer Comment (2024-09-05): An appraisal with color photos was provided.	09/05/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817870	xxxxxx	31500357	xxxxxx	08/30/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note is not on a xxxxxx form and does not contain the standard Due on Sale clause.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-29): Client elects to waive			08/29/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817870	xxxxxx	31500438	xxxxxx	08/30/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	Reviewer Comment (2024-09-05): SitusAMC received earliest e-consent.

Reviewer Comment (2024-09-04): The consumer went through the eConsent process on xxxxxx , the consumer acknowledged the receipt of the LE on xxxxxx . But the loan application date was xxxxxx . In the event the consumer had not provided eConsent by xxxxxx , then the lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment 19(e)(1)(iv)-2.  Provide proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over 3 business days and acknowledged over 3 business days. The LE would not have been provided electronically if borrower had not e-consented with the 3 business days after application.
															09/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817870	xxxxxx	31500494	xxxxxx	08/30/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $95,119.80 is over disclosed by $120.00 compared to the calculated Amount Financed of $94,999.80 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed an amount financed of $207,595.01; calculated amount financed is $207,715.01. Variance is $120.00.	Reviewer Comment (2024-09-13): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2024-09-11): SitusAMC received PCCD, LOE and copy of refund check. Still missing is reopening of RTC and proof of delivery for all of the above. This is a material disclosure on a refinance transaction. Re-opening of RTC and proof of delivery of the RTC is required to complete the cure.

Reviewer Comment (2024-09-05): SitusAMC received Corrected CD.  Missing remaining cure documents: LOE to borrower explaining error, copy of cure refund for total underdisclosure of $120, proof of mailing and as a material disclosure violation on a rescindable transaction, proof of reopening rescission to all consumers.
																09/13/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817870	xxxxxx	31500495	xxxxxx	08/30/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $207,595.01 is under disclosed by $120.00 compared to the calculated Finance Charge of $207,715.01 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $95,119.80; calculated finance charge is $94,999.80. Variance is $120.00.	Reviewer Comment (2024-09-13): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2024-09-11): SitusAMC received PCCD, LOE and copy of refund check. Still missing is reopening of RTC and proof of delivery for all of the above. This is a material disclosure on a refinance transaction. Re-opening of RTC and proof of delivery of the RTC is required to complete the cure.

Reviewer Comment (2024-09-05): SitusAMC received Corrected CD.  Missing remaining cure documents: LOE to borrower explaining error, copy of cure refund for total underdisclosure of $120, proof of mailing and as a material disclosure violation on a rescindable transaction, proof of reopening rescission to all consumers.
																09/13/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	819736	xxxxxx	31518595	xxxxxx	09/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2024-09-12): Received Fraud Report. Exception cleared.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819022	xxxxxx	31520555	xxxxxx	09/03/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		xxxxxx		Reviewer Comment (2024-09-09): An updated flood cert was provided.	09/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819022	xxxxxx	31520559	xxxxxx	09/03/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	xxxxxx		Reviewer Comment (2024-09-12): An updated appraisal was provided.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819022	xxxxxx	31520575	xxxxxx	09/03/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		xxxxxx		Reviewer Comment (2024-09-18): Corrected HOI provided Reviewer Comment (2024-09-12): An email from the agent attesting the current address is correct is unacceptable. The Investor requires all docs' addresses to match the Note address.	09/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819250	xxxxxx	31508032	xxxxxx	09/03/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $110.00 exceeds tolerance of $59.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2024-08-27): Sufficient Cure Provided At Closing		08/27/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	819250	xxxxxx	31508033	xxxxxx	09/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx		Reviewer Comment (2024-09-06): Received Fraud Report. Exception cleared.	09/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	819250	xxxxxx	31508038	xxxxxx	09/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-09-15): Client elects to waive with verified compensation factors			09/15/2024	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	818872	xxxxxx	31516664	xxxxxx	09/03/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $140,000.00 is less than the note amount of $xxxxx based on the Commitment in file.	The Title Policy Amount of $140,000.00 is less than the note amount of $xxxxx based on the Commitment in file.		Reviewer Comment (2024-09-06): The Title Commitment reflects the Policy amount of $xxxxx or the face amount of the insured mortgage not to exceed $xxxxx	09/06/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	818872	xxxxxx	31516681	xxxxxx	09/03/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Provide evidence of the new PITIA for the 1ST xxxxxx & xxxxx xxxxxx.		Reviewer Comment (2024-09-06): Documentation for the new PITIA payment on the REO property was provided. Reviewer Comment (2024-09-06): Approval is not acceptable. Provide the final documents for the HELOC as well as the CD for the first appears to be the initial CD vs. Final CD. Provide the final documents for both liens.	09/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	818872	xxxxxx	31516766	xxxxxx	09/03/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $90.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)	Lender Credit of $90 is reflecting on the Final CD.		Reviewer Comment (2024-08-27): Sufficient Cure Provided At Closing		08/27/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	B	B	A	A	N/A	N/A	Yes	Mortgagor Focused
xxxxxx	818872	xxxxxx	31569825	xxxxxx	09/03/2024	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Higher Priced as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.	Initial 1003, dec page, reflects intent to occupy.		Reviewer Comment (2024-09-03): Client elects to waive			09/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820001	xxxxxx	31519582	xxxxxx	09/03/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-09-10): The final title policy was provided.	09/10/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820001	xxxxxx	31519613	xxxxxx	09/03/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Street Differs from Note: Note - xxxxxx vs. Flood Certificate - xxxxxx		Reviewer Comment (2024-09-04): A correct flood cert was provided.	09/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820001	xxxxxx	31519626	xxxxxx	09/03/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Note: xxxxxx and xxxxxx CDA: xxxxxx and xxxxxx		Reviewer Comment (2024-09-10): An updated CDA with the address matching the Note exactly was provided. Reviewer Comment (2024-09-05): The same CDA was provided dated xxxxxx and the address is missing xxxxxx. Reviewer Comment (2024-09-05): The CDA address is still not correct. The address per the Note is xxxxxx	09/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820001	xxxxxx	31568983	xxxxxx	09/03/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title address does not match the Note.		Reviewer Comment (2024-09-10): The final title policy was provided.	09/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820063	xxxxxx	31508146	xxxxxx	09/03/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The Final HUD provided is not stamped and/or signed by the Title Agent as required.		Reviewer Comment (2024-09-05): The Final HUD was provided.	09/05/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820063	xxxxxx	31515422	xxxxxx	09/03/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $8,000.00 is less than Cash From Borrower $120,935.76.	Documented qualifying Assets for Closing of $8,000.00 is less than Cash From Borrower $120,935.76 because funds were not transferred to xxxxxx account and so may only be used for reserves.		Reviewer Comment (2024-09-11): Wire to title company provided from foreign account and in xxxxxx. Allowed per guidelines.	09/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817710	xxxxxx	31530894	xxxxxx	09/03/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $13.50 exceeds tolerance of $10.00. Sufficient or excess cure was provided to the borrower at Closing. (7580)			Reviewer Comment (2024-08-28): Sufficient Cure Provided At Closing		08/28/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	818274	xxxxxx	31521796	xxxxxx	09/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx		Reviewer Comment (2024-09-24): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared. Reviewer Comment (2024-09-18): Received SAM.GOV. Provide Fraud and OFAC searches run on settlement agent, xxxxxx. Exception remains.	09/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818274	xxxxxx	31521811	xxxxxx	09/03/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		Provided Credit Report is more than 30 days old. Per guidelines, a gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2024-09-13): Received Credit Report dated xxxxxx . Exception cleared.	09/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818077	xxxxxx	31513312	xxxxxx	09/03/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,329.00 exceeds tolerance of $817.00 plus 10% or $898.70. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx	Lender credit of $430.30 reflecting on Final CD.		Reviewer Comment (2024-08-27): Sufficient Cure Provided At Closing		08/27/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	818077	xxxxxx	31513590	xxxxxx	09/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $191,688.79 is over disclosed by $130.00 compared to the calculated Amount Financed of $191,558.79 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Amount Financed in the amount of $191,688.79 is over disclosed by $130.00 compared to the calculated Amount Financed of $191,558.79. It appears the lender did not include the appraisal management fee.	Reviewer Comment (2024-09-25): SitusAMC received Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission.

Reviewer Comment (2024-09-19): This is a material disclosure on a refinance transaction. Re-opening of RTC and proof of delivery of the RTC is required to complete the cure. TRID GRID 4.0 Remediation types, Row C) reports...Within 60 days of discovery 1. Letter of Explanation (Other evidence of borrower notification of the error will be considered.) 2. Corrected PCCD or detailed LOE re-disclosing correct information*Material disclosure exceptions on rescindable transactions require proof of consumer receipt, see D) below and row 6 of “Remediation Considerations "More than 60 days from discovery – No cure available.
																09/25/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	818077	xxxxxx	31513591	xxxxxx	09/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $466,920.33 is under disclosed by $130.00 compared to the calculated Finance Charge of $467,050.33 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $466,920.33 is under disclosed by $130.00 compared to the calculated Finance Charge of $467,050.33. It appears the lender did not include the appraisal management fee.	Reviewer Comment (2024-09-25): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2024-09-19): This is a material disclosure on a refinance transaction. Re-opening of RTC and proof of delivery of the RTC is required to complete the cure. TRID GRID 4.0 Remediation types, Row C) reports...Within 60 days of discovery 1. Letter of Explanation (Other evidence of borrower notification of the error will be considered.) 2. Corrected PCCD or detailed LOE re-disclosing correct information*Material disclosure exceptions on rescindable transactions require proof of consumer receipt, see D) below and row 6 of “Remediation Considerations "More than 60 days from discovery – No cure available.
																09/25/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	818077	xxxxxx	31515347	xxxxxx	09/03/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-09-03): Client elects to waive			09/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818077	xxxxxx	31515355	xxxxxx	09/03/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note is not on a xxxxxx form and does not contain the standard Due on Sale clause.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-09-03): Client elects to waive			09/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818133	xxxxxx	31523695	xxxxxx	09/04/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-09-03): Client elects to waive			09/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818133	xxxxxx	31523696	xxxxxx	09/04/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:5518 xxxxxx)			Reviewer Comment (2024-09-03): Client elects to waive			09/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818133	xxxxxx	31523697	xxxxxx	09/04/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.28933% or Final Disclosure APR of 8.29200% is equal to or greater than the threshold of APOR 6.69% + 1.5%, or 8.19000%. Non-Compliant Higher Priced Mortgage Loan.	Evidence of deliver of both the origination and updated appraisal were not provided.		Reviewer Comment (2024-09-16): The loan is now Compliant. Reviewer Comment (2024-09-13): Evidnence of delivery for both appraisals was provided. Reviewer Comment (2024-09-12): Evidence of the xxxxxx appraisal was emailed to the borrower on xxxxxx was provided. The loan is HPML so we need proof that the borrower received the xxxxxx appraisal at least 3 days before closing. This is an HPML requirement.	09/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818133	xxxxxx	31523698	xxxxxx	09/04/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:5518 xxxxxx	Evidence of deliver of both the origination and updated appraisal were not provided.		Reviewer Comment (2024-09-13): Evidnence of delivery for both appraisals was provided. Reviewer Comment (2024-09-12): Evidence of the xxxxxx appraisal was emailed to the borrower on xxxxxx was provided. The loan is HPML so we need proof that the borrower received the xxxxxx appraisal at least 3 days before closing. This is an HPML requirement.	09/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818133	xxxxxx	31523701	xxxxxx	09/04/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Assets	Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Gift Funds/Gift Funds)	Gift letter and receipt of funds dated post close. The disbursement date has no bearing on this.		Reviewer Comment (2024-09-12): A pre-close giflt letter was provided.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818133	xxxxxx	31523716	xxxxxx	09/04/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Gift letter and receipt of funds dated post close. The disbursement date has no bearing on this.		Reviewer Comment (2024-09-12): A pre-close giflt letter was provided.	09/12/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	818133	xxxxxx	31523717	xxxxxx	09/04/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	General Ability-to-Repay requirements not satisfied.		Reviewer Comment (2024-09-12): A pre-close giflt letter was provided.	09/12/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818133	xxxxxx	31523839	xxxxxx	09/04/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx HOA Verification	There is an additional payment of $137/month on the Final 1003.		Reviewer Comment (2024-09-12): HOA payment evidence was found in the file.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818133	xxxxxx	31524277	xxxxxx	09/04/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Evidence of deliver of both the origination and updated appraisal were not provided.		Reviewer Comment (2024-09-12): A pre-close giflt letter was provided. Reviewer Comment (2024-09-12): Evidence of the xxxxxx appraisal was emailed to the borrower on xxxxxx was provided. The loan is HPML so we need proof that the borrower received the xxxxxx appraisal at least 3 days before closing. This is an HPML requirement.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818133	xxxxxx	31638473	xxxxxx	09/12/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-09-13): The client elects to waive the value on the revised appraisal did not change and the original appraisal was delivered within 3 days before closing.			09/13/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820722	xxxxxx	31551711	xxxxxx	09/05/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2024-09-09): Final 1003 provided	09/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820722	xxxxxx	31552465	xxxxxx	09/05/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal address does not match the Note.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-10): The client elects to waive. Reviewer Comment (2024-09-09): Address explanation is not acceptable. All documents must match.			09/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820722	xxxxxx	31557273	xxxxxx	09/05/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-10): The client elects to waive. Reviewer Comment (2024-09-09): The updated HOI now has the incorrect city. Must match the Note.			09/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820722	xxxxxx	31572552	xxxxxx	09/05/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-10): The client elects to waive. Reviewer Comment (2024-09-09): The direction for these loans are to review to the AUS and apply overlays. If there is no AUS, the investor can elect to waive with verified compensation factors.			09/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820605	xxxxxx	31554680	xxxxxx	09/05/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Provide the unexpired Perm Resident Card for the CB.		Reviewer Comment (2024-09-09): Perm resident card provided Reviewer Comment (2024-09-09): No new document received please provide unexpired Perm Resident Card for the Co Borrower. Exception remains.	09/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820605	xxxxxx	31554733	xxxxxx	09/05/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-09-11): CDA received Reviewer Comment (2024-09-07): CDA will be ordered	09/11/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820605	xxxxxx	31554782	xxxxxx	09/05/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent and Other). Fee Amount of $1,000.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7742)	Cure nor valid COC provided		Reviewer Comment (2024-09-03): Client elects to waive			09/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	820285	xxxxxx	31559823	xxxxxx	09/06/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-09-04): Client elects to waive			09/04/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820285	xxxxxx	31560532	xxxxxx	09/06/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Business License	Guidelines require the Business license for the past 2 years to be provided. If nature of business does not require government issued license, borrower’s letter is required to explain the details of business nature.		Reviewer Comment (2024-09-10): Business license provided	09/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820285	xxxxxx	31560556	xxxxxx	09/06/2024	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.			Reviewer Comment (2024-09-04): Client elects to waive			09/04/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820285	xxxxxx	31560557	xxxxxx	09/06/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Reviewer Comment (2024-09-04): Client elects to waive			09/04/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820285	xxxxxx	31578196	xxxxxx	09/06/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an Appraisal with a completion date of xxxxxx which is not in the file. Please provide the corresponding appraisal report.		Reviewer Comment (2024-09-10): Corresponding appraisal provided	09/10/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820285	xxxxxx	31578392	xxxxxx	09/06/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Transaction Error: Outstanding liens were not paid at closing.	Date Issued: xxxxxx	The Final CD does not reflect a mortgage lien payoff. The PC-CD reflects a mortgage lien payoff. Provide the final signed/stamped settlement statement to verify the mortgage lien was paid through closing.		Reviewer Comment (2024-09-10): Final stamped certified settlement statement provided reflecting mortgage lien was paid through closing. Reviewer Comment (2024-09-09): The Final SS is not signed/stamped certified	09/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820285	xxxxxx	31578419	xxxxxx	09/06/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 6.07 is less than Guideline PITIA months reserves of 12.00.	Minimum 6 months reserves required for loan amount >$2.0 MIL. The cash to borrower on the Final CD is incorrect as it does not reflect the mortgage lien that should have been paid through closing.	Reviewer Comment (2024-09-10): Updated closing statement and PC-CD provided with mortgage lien paid through closing. 6 months reserves only required on primary and secondary for > $1mil. 12 months is for investments.

Reviewer Comment (2024-09-09): Reserves are insufficient. Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 exchange funds. Per the PC-CD and Final Settlement Statement, total cash in hand is $94,717.98 (POCB fees cannot be added back unless paid invoices are required). The borrower has two additional accounts with balances of $17,570.92 & $20,083.58. (xxxxxx 30 day balance of $2,439 was backed out of account xxxxxx). Total verified assets are $132,372.48. Per guidelines, reserves required are based of PITIA. Total required (Qualifying PITIA $21,815.34 x 12=$261,784.08). Borrower does not have sufficient reserves.
															09/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820285	xxxxxx	31579576	xxxxxx	09/06/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Minimum 6 months reserves required for loan amount >$2.0 MIL. The cash to borrower on the Final CD is incorrect as it does not reflect the mortgage lien that should have been paid through closing.	Reviewer Comment (2024-09-10): Updated closing statement and PC-CD provided with mortgage lien paid through closing. 6 months reserves only required on primary and secondary for > $1mil. 12 months is for investments.

Reviewer Comment (2024-09-09): Reserves are insufficient. Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 exchange funds. Per the PC-CD and Final Settlement Statement, total cash in hand is $94,717.98 (POCB fees cannot be added back unless paid invoices are required). The borrower has two additional accounts with balances of $17,570.92 & $20,083.58. (xxxxxx 30 day balance of $2,439 was backed out of account xxxxxx). Total verified assets are $132,372.48. Per guidelines, reserves required are based of PITIA. Total required (Qualifying PITIA $21,815.34 x 12=$261,784.08). Borrower does not have sufficient reserves.
															09/10/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820285	xxxxxx	31579577	xxxxxx	09/06/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Minimum 6 months reserves required for loan amount >$2.0 MIL. The cash to borrower on the Final CD is incorrect as it does not reflect the mortgage lien that should have been paid through closing.	Reviewer Comment (2024-09-10): Updated closing statement and PC-CD provided with mortgage lien paid through closing. 6 months reserves only required on primary and secondary for > $1mil. 12 months is for investments.

Reviewer Comment (2024-09-09): Reserves are insufficient. Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 exchange funds. Per the PC-CD and Final Settlement Statement, total cash in hand is $94,717.98 (POCB fees cannot be added back unless paid invoices are required). The borrower has two additional accounts with balances of $17,570.92 & $20,083.58. (xxxxxx 30 day balance of $2,439 was backed out of account xxxxxx). Total verified assets are $132,372.48. Per guidelines, reserves required are based of PITIA. Total required (Qualifying PITIA $21,815.34 x 12=$261,784.08). Borrower does not have sufficient reserves.
															09/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818871	xxxxxx	31557729	xxxxxx	09/06/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-09-11): Received E-sign Consent Agreement. Exception cleared.	09/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818871	xxxxxx	31558176	xxxxxx	09/06/2024	Compliance	Compliance	State Compliance	State HPML	Maryland HPML Threshold Test Non-Compliant	Maryland Higher-Priced Mortgage Loan: APR on subject loan of 8.60040% or Final Disclosure APR of 8.63400% is equal to or greater than the threshold of APOR 6.43% + 1.5%, or 7.93000%. Non-Compliant Higher Priced Loan.			Reviewer Comment (2024-09-04): Client elects to waive			09/04/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818871	xxxxxx	31558178	xxxxxx	09/06/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $77.91 exceeds tolerance of $38.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2024-08-30): Sufficient Cure Provided At Closing		08/30/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	818871	xxxxxx	31558242	xxxxxx	09/06/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	Maryland Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.			Reviewer Comment (2024-09-04): Client elects to waive			09/04/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818871	xxxxxx	31581129	xxxxxx	09/06/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided		1/2024 bank statement reflects xxxxxx in child support payment, along with various amounts in other months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-09-15): Client elects to waive with verified compensation factors			09/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818871	xxxxxx	31581213	xxxxxx	09/06/2024	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Agencies Disclosure Not in File	Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399.			Reviewer Comment (2024-09-04): Client elects to waive			09/04/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818871	xxxxxx	31581214	xxxxxx	09/06/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) Maryland Covered Loan (Counseling Disclosure Not Provided)	Maryland Covered Loan: Home Counseling Disclosure to provide home buyer education was not provided to borrower.			Reviewer Comment (2024-09-11): Disclosure provided	09/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820985	xxxxxx	31558475	xxxxxx	09/06/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud search not run on settlement agent, xxxxxx		Reviewer Comment (2024-09-10): Received updated Fraud Report. Exception cleared.	09/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818136	xxxxxx	31583336	xxxxxx	09/06/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $678,508.71 is less than Cash From Borrower $533,034.33.	Per 1003, proceeds were used from the sale of xxxxxx, which were not provided in file. Please provide the final signed/stamped closing statement for proceeds.		Reviewer Comment (2024-09-17): Received Closing Statement. Exception cleared. Reviewer Comment (2024-09-16): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of $138,434.40 is less than Cash From Borrower $533,034.33.	09/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818136	xxxxxx	31584227	xxxxxx	09/06/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx Lien Position: 1			Reviewer Comment (2024-09-09): CDA provided	09/09/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818136	xxxxxx	31584255	xxxxxx	09/06/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2024-09-25): Client elects to waive with verified compensation factors			09/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818136	xxxxxx	31584279	xxxxxx	09/06/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Ownership Interest document	There is no document in the file to determine the business ownership or ownership % of the borrowers. CPA reflects borrower's begun to operate and commoditize a social media blog. Does not verify if borrowers are sole owners or the ownership % breakdown between the two. Provide the updated CPA letter verifying this information or equivalent documentation to verify ownership and ownership %.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-12): Client elects to waive with verified compensation factors Reviewer Comment (2024-09-11): The CPA letter provided is not dated.			09/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818136	xxxxxx	31584567	xxxxxx	09/06/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 10.80 is less than Guideline PITIA months reserves of 12.00.	Per 1003, proceeds were used from the sale of xxxxxx which were not provided in file. Please provide the final signed/stamped closing statement for proceeds.		Reviewer Comment (2024-09-17): Additional assets uploaded. Borrower now has sufficient reserves. Reviewer Comment (2024-09-16): The final settlement statement for the REO sale was provided and now the reserves are 10.8 months and still short the requirement of 12 months. Reviewer Comment (2024-09-16): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 12.00.	09/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818136	xxxxxx	31584626	xxxxxx	09/06/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Per 1003, proceeds were used from the sale of xxxxxx which were not provided in file. Please provide the final signed/stamped closing statement for proceeds.		Reviewer Comment (2024-09-17): Additional assets uploaded. Borrower now has sufficient reserves. Reviewer Comment (2024-09-16): The final settlement statement for the REO sale was provided and now the reserves are 10.8 months and still short the requirement of 12 months.	09/17/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	C	B	C	A	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	818136	xxxxxx	31584632	xxxxxx	09/06/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Per 1003, proceeds were used from the sale of xxxxxx which were not provided in file. Please provide the final signed/stamped closing statement for proceeds.		Reviewer Comment (2024-09-17): Additional assets uploaded. Borrower now has sufficient reserves. Reviewer Comment (2024-09-16): The final settlement statement for the REO sale was provided and now the reserves are 10.8 months and still short the requirement of 12 months.	09/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818136	xxxxxx	31590417	xxxxxx	09/06/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $25,944.33 exceeds tolerance of $25,650.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	The COC in file is not valid for transfer tax increase. The COC only reflects a CDA was required due to Initial Appraisal received and SSR was > 2.5.		Reviewer Comment (2024-09-05): Sufficient Cure Provided At Closing		09/05/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	D	B	C	B	C	A	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820290	xxxxxx	31582042	xxxxxx	09/09/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $809,872.98 is less than Cash From Borrower $826,600.62.	xxxxxx account reflects amount out for $137,000, $50,000 and $5,000, however there were no wires provided to support for this transaction.		Reviewer Comment (2024-09-12): Additional wires provided for cash to close and updated bank statements for xxxxxx Reviewer Comment (2024-09-10): Wire funds added back to closing funds, however borrower is still short. xxxxxx account xxxxxx was removed as last statements are from 2023. Reviewer Comment (2024-09-10): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of $644,275.08 is less than Cash From Borrower $826,600.62.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820290	xxxxxx	31582049	xxxxxx	09/09/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 1.97 is less than Guideline PITIA months reserves of 2.00.	xxxxxx account reflects amount out for $137,000, $50,000 and $5,000, however there were no wires provided to support for this transaction. Further, gift funds cannot be utilized for reserves.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Experienced investor owns and manages 1 or more properties for 12 months.	Reviewer Comment (2024-09-12): Client elects to waive with verified compensation factors

Reviewer Comment (2024-09-12): Additional wire provided for cash to close as well as updated bank statements for xxxxxx Loan is still short reserves.

Reviewer Comment (2024-09-12): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.

Reviewer Comment (2024-09-10): Wire funds added back to closing funds, however borrower is still short. xxxxxx account xxxxxx was removed as last statements are from 2023.
																	09/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819744	xxxxxx	31586378	xxxxxx	09/10/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects review based on an appraisal report with a completion date of xxxxxx . Appraisal in file has a completion date of xxxxxx . Provide a copy of the corresponding appraisal.		Reviewer Comment (2024-09-15): Origination appraisal prior to updates provided.	09/15/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819744	xxxxxx	31586380	xxxxxx	09/10/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-09-09): Client elects to waive			09/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819744	xxxxxx	31653001	xxxxxx	09/15/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:6896 xxxxxx)			Reviewer Comment (2024-09-15): Client elects to waive			09/15/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820081	xxxxxx	31595068	xxxxxx	09/10/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $90.50 exceeds tolerance of $72.00. Sufficient or excess cure was provided to the borrower. (7520)			Reviewer Comment (2024-09-05): Sufficient Cure Provided within 60 Days of Closing		09/05/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820081	xxxxxx	31595182	xxxxxx	09/10/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $1,370,556.19 is over disclosed by $48.00 compared to the calculated Amount Financed of $1,370,508.19 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Amount Financed in the amount of $1,370,556.19 is over disclosed by $48.00 compared to the calculated Amount Financed of $1,370,508.19	Reviewer Comment (2024-10-01): SitusAMC received Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2024-09-18): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing.  The proof of mailing does not reflect the package has yet been picked up by carrier.  Additionally, this is a Material Disclosure violation on a rescindable transaction that requires proof of reopening of rescission to all consumers.  Provide the proof of carrier pickup of package and proof of reopening of rescission to finalize.

Reviewer Comment (2024-09-11): Threshold for Accuracy can be found referenced at 1026.23(g)(1), it states, a one-half of 1 percent tolerance “Except as provided in paragraphs (g)(2) and (h)(2)”: The reference above points to 1026.23(h)(2) that limits the tolerance to $35 in the event the loan goes to foreclosure, if it is the consumer’s principal dwelling, which this loan is: Understanding the lender did not originate a loan in foreclosure, the exception is cited because in the event the borrower does end up in foreclosure, they can rescind the loan based on the under-disclosure. In the event they do rescind, the assignee would be required to refund all the fees paid on the loan including interest collected. The rating agencies require an EV3-C level exception in the event the exception carries assignee liability, impairs the asset, or would be an impediment to foreclosure. They do not ignore the possibility that some loans go into foreclosure and therefore the exception and current grade remain pending remediation (LOE, corrected CD, copy of refund check, proof of delivery, and reopened rescission). If the lender does not want to reopen rescission, we can cure the finance charge exception (with the LOE, corrected CD, proof of delivery, and copy of the refund check) and will place an EV3 level tolled rescission exception that will remain open until the 3 year SOL has expired.
																10/01/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820081	xxxxxx	31595183	xxxxxx	09/10/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $2,256,277.25 is under disclosed by $48.00 compared to the calculated Finance Charge of $2,256,325.25 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $2,256,277.25 is under disclosed by $48.00 compared to the calculated Finance Charge of $2,256,325.25.	Reviewer Comment (2024-10-01): SitusAMC received Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2024-09-18): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing.  The proof of mailing does not reflect the package has yet been picked up by carrier.  Additionally, this is a Material Disclosure violation on a rescindable transaction that requires proof of reopening of rescission to all consumers.  Provide the proof of carrier pickup of package and proof of reopening of rescission to finalize.

Reviewer Comment (2024-09-11): Threshold for Accuracy can be found referenced at 1026.23(g)(1), it states, a one-half of 1 percent tolerance “Except as provided in paragraphs (g)(2) and (h)(2)”: The reference above points to 1026.23(h)(2) that limits the tolerance to $35 in the event the loan goes to foreclosure, if it is the consumer’s principal dwelling, which this loan is: Understanding the lender did not originate a loan in foreclosure, the exception is cited because in the event the borrower does end up in foreclosure, they can rescind the loan based on the under-disclosure. In the event they do rescind, the assignee would be required to refund all the fees paid on the loan including interest collected. The rating agencies require an EV3-C level exception in the event the exception carries assignee liability, impairs the asset, or would be an impediment to foreclosure. They do not ignore the possibility that some loans go into foreclosure and therefore the exception and current grade remain pending remediation (LOE, corrected CD, copy of refund check, proof of delivery, and reopened rescission). If the lender does not want to reopen rescission, we can cure the finance charge exception (with the LOE, corrected CD, proof of delivery, and copy of the refund check) and will place an EV3 level tolled rescission exception that will remain open until the 3 year SOL has expired.
																10/01/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820081	xxxxxx	31599077	xxxxxx	09/10/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-09-06): Client elects to waive with verified compensation factors			09/06/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821193	xxxxxx	31610075	xxxxxx	09/10/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 668 is less than Guideline representative FICO score of 680.	Overlay: Minimum 680 credit score for P&L program when LTV is > 75% on a purchase.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-09-12): Client elects to waive with verified compensation factors Reviewer Comment (2024-09-11): The investor has overlays to the lender's guidelines. The investor requires a minimum of 680 on the P&L program when the LTV is > 75% on a purchase. Yes, this will require an exception.			09/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820287	xxxxxx	31591798	xxxxxx	09/10/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-09-06): Client elects to waive			09/06/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820287	xxxxxx	31591862	xxxxxx	09/10/2024	Compliance	Compliance	State Compliance	State Defect	Illinois SB 1894	IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.			Reviewer Comment (2024-09-13): Certificate of Compliance was provided.	09/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821181	xxxxxx	31599334	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Appraiser, xxxxxx, is missing.		Reviewer Comment (2024-09-13): Received OFAC search run on Appraiser, xxxxxx. Exception cleared. Reviewer Comment (2024-09-12): Received updated Fraud Report. However there are red flags which are not addressed. Exception remains.	09/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	821181	xxxxxx	31601434	xxxxxx	09/10/2024	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal Transfer Letter from Lender xxxxxx not provided in file. Appraisal Transfer Letter in file is from the Broker and not from the Lender on the Appraisal.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-09): Client elects to waive			09/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	821181	xxxxxx	31602176	xxxxxx	09/10/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Please provide the updated 1003. The 1003 reflects borrower currently rents however there is a rent free letter in file. If borrower rents, provide the VOR. If borrower lives rent free, provide the updated 1003.		Reviewer Comment (2024-09-11): Corrected 1003 provided	09/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	821181	xxxxxx	31609519	xxxxxx	09/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Per the LOE in file, the seller of the subject property lets the current borrower live in one of her other REO properties rent free and is also the borrower's cousin. Non-Arms length. Per the appraiser, FSBO transaction. Per guidelines, For-Sale-By-Owner (FSBO) transactions must be arms-length.	Reviewer Comment (2024-09-19): Updated fraud report provided with Agent run

Reviewer Comment (2024-09-18): Final and PC-CD reflect agent information. However, Fraud and OFAC runs were not performed on the agent, only the company. Fraud and OFAC to be run on xxxxxx.

Reviewer Comment (2024-09-17): Received updated appraisal, however, please review comments from 9/12: If agents are involved, then we will need a corrected PC-CD with broker information along with LOE to borrower and delivery as well as fraud and ofac searches run on the broker agents.

Reviewer Comment (2024-09-12): The updated appraisal does not reflect agents are involved and reflects FSBO. The Final CD also reflects under RE Broker for Buyer and Seller as FSBO. Investor exception will be required. If agents are involved, then the appraisal will need to be updated, a PC-CD with broker information, LOE to borrower, and evidence of delivery to borrower,, and fraud and ofac searches run on the broker agents.
															09/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	821181	xxxxxx	31609529	xxxxxx	09/10/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Per guidelines, Appraisal must comment contract is ‘Non-Arm’s Length. Appraiser currently states Arm Length which is inaccurate.		Reviewer Comment (2024-09-12): Updated appraisal provided	09/12/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	821181	xxxxxx	31609554	xxxxxx	09/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The EMD for $5,000 reflects it is from xxxxxx. The deposit receipt reflects this is an AKA for the borrower, however the same name affidavit does not list this as an AKA.		Reviewer Comment (2024-09-19): Updated name affidavit with borrower signature next to AKA provided	09/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	821181	xxxxxx	31609594	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Invoices not provided		Appraisal Invoice is required and not provided in file. Required for transferred appraisals.		Reviewer Comment (2024-09-11): Invoice provided	09/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820437	xxxxxx	31606369	xxxxxx	09/10/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-09-09): Client elects to waive			09/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820437	xxxxxx	31606380	xxxxxx	09/10/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-09-17): FTP provided	09/17/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820437	xxxxxx	31606381	xxxxxx	09/10/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-09-17): FTP provided	09/17/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820437	xxxxxx	31606436	xxxxxx	09/10/2024	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.	Borrower currently has 20 overdrafts/NSF's within the past 12 months.	The qualifying DTI on the loan is at least 10% less than the guideline maximum.

Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

													The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-09-13): The client elects to waive.			09/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	817044	xxxxxx	31605572	xxxxxx	09/10/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-09-09): Client elects to waive			09/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817044	xxxxxx	31605677	xxxxxx	09/10/2024	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The gift letter for $725,000 is not fully completed. Missing donor's name, donor's signature and date.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-09-17): Client elects to waive with verified compensation factors			09/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817044	xxxxxx	31609792	xxxxxx	09/10/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other, Other	Provide 2 months rent receipt for xxxxxx (there is a check in the amount of $2,200 but the ledger reflects loan repayment) as well as provide an additional month's rent for xxxxxx. Per guidelines, when rental income is used to qualify, 2 months rent receipt is required.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-09-12): Client elects to waive with verified compensation factors			09/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817044	xxxxxx	31610259	xxxxxx	09/10/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The EA letter provided does not reference the business being verified.		Reviewer Comment (2024-09-17): After further consideration, EA references borrower is 100% owner filing Schedule C which is sole prop as well as signed the P&L with borrower business name on it.	09/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817044	xxxxxx	31610525	xxxxxx	09/10/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 44.42286% exceeds Guideline total debt ratio of 43.00000%.	Borrower's living rent free limited to 43% DTI. Investor exception in file.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-09-09): Client elects to waive with verified compensation factors			09/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817044	xxxxxx	31610528	xxxxxx	09/10/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2024-09-09): Loan has been designated as Non-QM so this exception is no longer valid	09/09/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817044	xxxxxx	31610529	xxxxxx	09/10/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 44.42286% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-09-09): Client elects to waive with verified compensation factors			09/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817044	xxxxxx	31610543	xxxxxx	09/10/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Rent free borrower max DTI is 43%.		Reviewer Comment (2024-09-09): Loan has been designated as Non-QM so this exception is no longer valid	09/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817862	xxxxxx	31593285	xxxxxx	09/10/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-09-12): FTP provided	09/12/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		B	A	B	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817862	xxxxxx	31593289	xxxxxx	09/10/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-09-12): FTP provided	09/12/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		B	A	B	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818991	xxxxxx	31581133	xxxxxx	09/10/2024	Credit	Guideline	Guideline Issue	Guideline	The Closing Disclosure or HUD-1 does not reflect that an escrow account for taxes and insurance was established as required by guidelines.		Borrower does not meet the minimum 12 months reserves for an escrow waiver.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-15): Client elects to waive with verified compensation factors			09/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818991	xxxxxx	31581160	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-09-13): Operating Agreement received.	09/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819767	xxxxxx	31585716	xxxxxx	09/10/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2024-09-15): Corresponding appraisal provided	09/15/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818776	xxxxxx	31610473	xxxxxx	09/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception: Borrower to provide a valid Employment Authorization Document (EAD) for US Employment. If the EAD will expire within 6 months following the application date, than additional documents required as per guidelines which were not provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-09): Client elects to waive with verified compensation factors			09/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818776	xxxxxx	31612357	xxxxxx	09/10/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Third Party Verification	The business being used to source income must be in existence for a minimum of two (2) years as evidenced by one of the following: o CPA Letter, or o Business License, or o Bank statement from 24 or more months prior to note date reflecting activity, or o Other reasonable evidence of business activity. The CPA does not verify start date or duration for business.		Reviewer Comment (2024-09-15): Business Entity summary provided reflecting start date of xxxxxx	09/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819759	xxxxxx	31584919	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC were not performed on the Settlement Agent xxxxxx.		Reviewer Comment (2024-09-18): Received updated Fraud report. Exception cleared.	09/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820793	xxxxxx	31577886	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC missing for settlement agent xxxxxx.		Reviewer Comment (2024-09-11): Received updated Fraud Report. Exception cleared.	09/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819906	xxxxxx	31606456	xxxxxx	09/10/2024	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2024-09-12): Received Flood Certificate. Exception cleared.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819906	xxxxxx	31606466	xxxxxx	09/10/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-09-12): Received E-Sign Consent Agreement. Exception cleared.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819836	xxxxxx	31599414	xxxxxx	09/10/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	VVOE in file is dated post-close. Per guidelines, VVOE is required to be dated within 10 calendar days prior to closing.		Reviewer Comment (2024-09-11): NonQM	09/11/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	819836	xxxxxx	31599415	xxxxxx	09/10/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. xxxxxx/Wages)	VVOE in file is dated post-close. Per guidelines, VVOE is required to be dated within 10 calendar days prior to closing.		Reviewer Comment (2024-09-11): Per guidelines, a VVOE dated within 10 days prior to closing OR a paystub dated within 30 days of closing is allowed. Paystub in file is dated within 30 days of closing.	09/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820122	xxxxxx	31603898	xxxxxx	09/11/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Evidence of Borrower's receipt of the Appraisal three business days prior to consummation not provided in the file.		Reviewer Comment (2024-09-11): Client elects to waive			09/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820122	xxxxxx	31603922	xxxxxx	09/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $10,560.00 exceeds tolerance of $10,400.00. Insufficient or no cure was provided to the borrower. (7325)	Loan Origination Fee was last disclosed as $10,400.00 on the Loan Estimate, but was disclosed as $10,560.00 on the xxxxxx CD and the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $160.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2024-09-16): SitusAMC Received Valid COC.	09/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	819304	xxxxxx	31597709	xxxxxx	09/11/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Evidence of receipt not provided in the file.		Reviewer Comment (2024-09-11): Client elects to waive			09/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	821183	xxxxxx	31606675	xxxxxx	09/11/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $265,948.63 is less than Cash From Borrower $266,108.17.	The paid invoice for the POCB fee appraisal fee was not provided for $495.		Reviewer Comment (2024-09-12): Paid appraisal invoice provided	09/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821183	xxxxxx	31606677	xxxxxx	09/11/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-20): The client elects to waive. Reviewer Comment (2024-09-20): The unaltered HOI is dated post-close and not acceptable. The updated HOI updated by the agent is required dated prior to closing. Reviewer Comment (2024-09-17): Provide evidence the updated HOI was altered by the agent. The font type for ISAOA is different than the rest of the document.			09/20/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821183	xxxxxx	31606679	xxxxxx	09/11/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-09-10): Client elects to waive			09/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821183	xxxxxx	31606680	xxxxxx	09/11/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $175.00 exceeds tolerance of $165.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)			Reviewer Comment (2024-09-06): Sufficient Cure Provided At Closing		09/06/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	821183	xxxxxx	31613196	xxxxxx	09/11/2024	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided	Provide receipt of the $1,500 gift funds.	Reviewer Comment (2024-09-25): Received final signed stamped settlement statement which matches the PC-CD which reflects a reduction in cash to close. Removed $1,500 gift funds. Cash to close requirements still met.

Reviewer Comment (2024-09-15): As stated previously, the gift funds are needed for short to close. At time of review, $1,500 gift was included in closing funds only making borrower short to close the $495 appraisal fee, which was added back at trailing documents and short to funds cleared. Removing the $1,500, the borrower will be short to close again by $1,500 and the short to close condition will need to be reopened.

Reviewer Comment (2024-09-12): The gift funds are needed for short to close. At time of review, $1,500 gift was included in closing funds only making borrower short to close the $495 appraisal fee, which was added back at trailing documents and short to funds cleared. Removing the $1,500, the borrower will be short to close again.
															09/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821197	xxxxxx	31602803	xxxxxx	09/11/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-09-10): Client elects to waive			09/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	821197	xxxxxx	31623877	xxxxxx	09/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Invoices not provided		As part of the appraisal transfer guidelines, a copy of the invoice submitted to the original lender is required. Original invoice was not provided in the file (only the invoice for the 442 is in file). Please provide a copy of the original appraisal invoice.		Reviewer Comment (2024-09-12): Invoice provided	09/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	819755	xxxxxx	31610395	xxxxxx	09/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		Copy of the senior lien Note and copy of the senior lien most recent mortgage statement is required.		Reviewer Comment (2024-09-13): Received Note and Mortgage Statement. Exception cleared.	09/13/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821194	xxxxxx	31602684	xxxxxx	09/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (Final xxxxxx)			Reviewer Comment (2024-09-10): Client elects to waive			09/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	821194	xxxxxx	31623527	xxxxxx	09/11/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		For Hazard Insurance standard xxxxxx requirements apply. xxxxxx requires coverage of 80% of the estimated cost new which would be $xxxxx. A checklist of coverage was provided, but this is not the RCE.		Reviewer Comment (2024-09-17): Received email from Insurance company stating replacement cost as 100%. Exception cleared Reviewer Comment (2024-09-15): The same document was provided that was in file of review. There are no FL overlays for the lender's guidelines and the checklist does not clear this condition. The checklist is not an RCR. The guidelines say sufficient coverage per xxxxxx should have been obtained. Coverage of $xxxxx should have been obtained which is 80% of the estimated cost new.	09/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	821188	xxxxxx	31603467	xxxxxx	09/11/2024	Compliance	Compliance	Miscellaneous Compliance	TILA	Prepayment Penalty Discrepancy	Final TIL / CD indicates loan has PPP, however file does not contain prepayment penalty addendum. Missing prepay data may result in invalid high cost, xxxxxx, and/or QM points and fees findings.			Reviewer Comment (2024-09-10): Client elects to waive			09/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821188	xxxxxx	31623134	xxxxxx	09/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		The CD reflects a PPP.		Reviewer Comment (2024-09-16): Corrected PC-CD provided. LOE to borrower not required as the Final CD did not reflect a PPP, only the initial PC-CD in file. Reviewer Comment (2024-09-13): Please provide an LOE and corrected PC-CD to clear this exception.	09/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	821188	xxxxxx	31623303	xxxxxx	09/11/2024	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		The borrower is currently residing at xxxxxx, as per 1003 for the last 1 month with "No primary housing expense". As per guidelines require rent-free Letter of explanation (LOE) confirming that there xxxxxx s no monthly obligation.		Reviewer Comment (2024-09-13): A rent-free letter was provided.	09/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821188	xxxxxx	31623316	xxxxxx	09/11/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-09-13): An updated Preliminary title was provided with the policy amount listed matching the Note amount.	09/13/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821185	xxxxxx	31605708	xxxxxx	09/11/2024	Compliance	Compliance	Miscellaneous Compliance	TILA	Prepayment Penalty Discrepancy	Final TIL / CD indicates loan has PPP, however file does not contain prepayment penalty addendum. Missing prepay data may result in invalid high cost, xxxxxx, and/or QM points and fees findings.			Reviewer Comment (2024-09-10): Client elects to waive			09/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821185	xxxxxx	31605753	xxxxxx	09/11/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established)	Federal Higher-Priced Mortgage Loan (2013): HOA blanket policy does not include walls-in coverage and guideline required HO-6 not escrowed on a 1st lien mortgage loan.	Reviewer Comment (2024-09-24): xxxxxx LE provided along with xxxxxx COC for lock as well as the rate lock agreement.

Reviewer Comment (2024-09-20): The Lock Date on this file is xxxxxx based on the COC and LE in file dated xxxxxx which reflect loan was initially locked.

Reviewer Comment (2024-09-13): The APOR for this transaction is 6.43% + 1.5% margin = 7.93%. The APR on the final CD is 8.098%. A calculated difference of 0.15287%.

Reviewer Comment (2024-09-12): The file does not pass HPML and is an HPML loan. Escrows are required. Further, the PC-CD and Final Closing Statement fees and deposits do not match the PC-CD. Total cash to close required per the Final Settlement Statement is $116,113.07. PC-CD's in file only reflect $97,534.07.
09/24/2024	1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	If escrow was established before consummation for one impound item but not the other (e.g. taxes but not insurance), cure available by escrowing item that was not previously included. Proof of new escrow setup required.
																																	If no escrow account was established at or before consummation, no cure available.	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	821185	xxxxxx	31605754	xxxxxx	09/11/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.07921% or Final Disclosure APR of 8.09800% is equal to or greater than the threshold of APOR 6.43% + 1.5%, or 7.93000%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2024-09-24): xxxxxx LE provided along with xxxxxx COC for lock as well as the rate lock agreement.

Reviewer Comment (2024-09-20): The Lock Date on this file is xxxxxx based on the COC and LE in file dated xxxxxx which reflect loan was initially locked.

Reviewer Comment (2024-09-13): The APOR for this transaction is 6.43% + 1.5% margin = 7.93%. The APR on the final CD is 8.098%. A calculated difference of 0.15287%

Reviewer Comment (2024-09-12): The file does not pass HPML and is an HPML loan. Escrows are required. Further, the PC-CD and Final Closing Statement fees and deposits do not match the PC-CD. Total cash to close required per the Final Settlement Statement is $116,113.07. PC-CD's in file only reflect $97,534.07.
															09/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821185	xxxxxx	31605755	xxxxxx	09/11/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	California Higher-Priced Loan: APR on subject loan of 8.07921% or Final Disclosure APR of 8.09800% is equal to or greater than the threshold of APOR 6.43% + 1.5%, or 7.93000%. Compliant Higher Priced Loan.	Reviewer Comment (2024-09-24): xxxxxx LE provided along with xxxxxx COC for lock as well as the rate lock agreement.	09/24/2024	1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	The cure available on a CA HPML loan is dependent upon which prohibited practice is violated. For any loan with an HPML prepayment penalty violation, the loan CANNOT be cured. For any loan without an HPML prepayment penalty violation, the loan can be cured as follows:

Within 90 days of closing: (1) notify borrower; (2) at borrower's option: offer to make the loan compliant with HPML provisions or change terms in a manner beneficial to the borrower so the loan is no longer HPML; and (3) take appropriate action based on borrower's choice.

																																	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) Within 120 days of discovery or receipt of complaint, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) signed borrower choice letter to either (a) accept refund and make loan non-higher-priced loan or (b) keep loan as higher-priced and make loan compliant; (5) If option 4(a) is selected, copy of refund check and proof of mailing; (6) If option 4(b) is selected, proof of cure for each of the prohibited practice violations. Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	821185	xxxxxx	31605756	xxxxxx	09/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Post Close Closing Disclosure Timing Regular Transactions	TILA-RESPA Integrated Disclosure – Three-Day Waiting Period Timing Violation. Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure.			Reviewer Comment (2024-09-13): SitusAMC received final settlement statement and xxxxxx Corrected CD revising to no prepayment penalty	09/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821185	xxxxxx	31605783	xxxxxx	09/11/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.45 is less than Guideline PITIA months reserves of 4.00.	Paid invoice for POCB fee was not provided to add back to closing funds for $545.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-09-12): Client elects to waive with verified compensation factors Reviewer Comment (2024-09-12): Invoice provided, however borrower is still short reserves. The PC-CD and Final Closing Statement fees and deposits do not match the PC-CD. Total cash to close required per the Final Settlement Statement is $116,113.07. PC-CD's in file only reflect $97,534.07.			09/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821185	xxxxxx	31605789	xxxxxx	09/11/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Short Reserves. Paid invoice for POCB fee was not provided to add back to closing funds for $545.		Reviewer Comment (2024-09-18): Loan has been designated as Non-QM so this exception is no longer valid Reviewer Comment (2024-09-12): Invoice provided, however borrower is still short reserves. The PC-CD and Final Closing Statement fees and deposits do not match the PC-CD. Total cash to close required per the Final Settlement Statement is $116,113.07. PC-CD's in file only reflect $97,534.07.	09/18/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	821185	xxxxxx	31605793	xxxxxx	09/11/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Short Reserves. Paid invoice for POCB fee was not provided to add back to closing funds for $545.		Reviewer Comment (2024-09-18): Loan has been designated as Non-QM so this exception is no longer valid Reviewer Comment (2024-09-12): Invoice provided, however borrower is still short reserves. The PC-CD and Final Closing Statement fees and deposits do not match the PC-CD. Total cash to close required per the Final Settlement Statement is $116,113.07. PC-CD's in file only reflect $97,534.07.	09/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821185	xxxxxx	31623128	xxxxxx	09/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		The CD reflects a PPP.		Reviewer Comment (2024-09-12): Corrected PC-CD provided. No PPP. Matches Final CD in file with no PPP. First PC-CD was incorrect. Subsequent PC-CD corrected.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	821201	xxxxxx	31589451	xxxxxx	09/11/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2024-09-15): Corresponding appraisal provided	09/15/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	821201	xxxxxx	31589459	xxxxxx	09/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC were not performed on the Settlement Agent, xxxxxx.		Reviewer Comment (2024-09-16): Received updated Fraud Report. Exception cleared.	09/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820970	xxxxxx	31593823	xxxxxx	09/11/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Appraisal reflects tenant occupied.		Reviewer Comment (2024-09-16): Received Lease Agreement. Exception cleared.	09/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820970	xxxxxx	31593836	xxxxxx	09/11/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-09-18): FTP provided	09/18/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820970	xxxxxx	31619869	xxxxxx	09/11/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. The supplement reflects 6-9 will be be paid off at the close of escrow and will not appear on FTP, however items 8-9 were not paid off through closing for unsecured property taxes.		Reviewer Comment (2024-09-18): Clear FTP provided	09/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816448	xxxxxx	31622677	xxxxxx	09/11/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the updated 1008/1003. Per the client's email from the Seller, the income used to qualify were only from xxxxxx to close the loan. 1008/1003 currently reflects co-borrower income and two additional businesses.		Reviewer Comment (2024-09-24): Updated 1008/1003 provided Reviewer Comment (2024-09-17): The same documents were provided that were in file at time of review. Please review the original condition. Provide the updated 1008/1003. Per the client's email from the Seller, the income used to qualify were only from xxxxxx to close the loan. 1008/1003 currently reflects co-borrower income and two additional businesses.	09/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31629335	xxxxxx	09/11/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage provided is insufficient as it does not cover the Loan Amount of xxxxxx or the Estimated Cost provided on appraisal of $xxxxx. The Replacement Cost Estimator in file reflects $xxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2024-09-27): The client elects to waive. Reviewer Comment (2024-09-25): The same coverage was provided that was on the previous policy. Please review the original condition. HOI coverage provided is insufficient as it does not cover the Loan Amount of xxxxxx or the Estimated Cost provided on appraisal of xxxxxx. The Replacement Cost Estimator in file reflects xxxxxx			09/27/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31629375	xxxxxx	09/11/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Tax Verification	Provide Tax document for the xxxxxx at xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2024-10-01): Client elects to waive with verified compensation factors			10/01/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31629399	xxxxxx	09/11/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-10-20): FTP provided	10/20/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31629406	xxxxxx	09/11/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Not provided		Reviewer Comment (2024-09-25): Updated HOI provided	09/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31629576	xxxxxx	09/11/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, Address: xxxxxx, Address: xxxxxx, Address: xxxxxx Insurance Verification Insurance Verification Insurance Verification Insurance Verification	The Insurance Binder does not list the insurance premiums for the properties located at xxxxxx		Reviewer Comment (2024-10-01): Per client email, client is accepting the property profile report and statements verifying the properties belong to the borrower's business. Debts in business name and does not appear on the borrower's credit report. Reviewer Comment (2024-09-15): The same documents were provided that were in file at time of review. Please review the original condition. The insurance binders provided for the original condition's policies do not reflect the premium. Please only upload the documents requested.	10/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31629580	xxxxxx	09/11/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-09-11): Client elects to waive			09/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31629581	xxxxxx	09/11/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2024-09-11): Client elects to waive			09/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31629582	xxxxxx	09/11/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:6522 xxxxxx)			Reviewer Comment (2024-09-11): Client elects to waive			09/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31629584	xxxxxx	09/11/2024	Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.			Reviewer Comment (2024-09-11): Client elects to waive			09/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31629585	xxxxxx	09/11/2024	Compliance	Compliance	Federal Compliance	Flood	Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone	Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.			Reviewer Comment (2024-09-11): Client elects to waive			09/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31629590	xxxxxx	09/11/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2024-09-11): Client elects to waive			09/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31629591	xxxxxx	09/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file is missing evidence of initial Closing Disclosure.		Reviewer Comment (2024-09-16): SitusAMC received initial CD.	09/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31629592	xxxxxx	09/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $5,759.00 may be required.	All LE's are missing		Reviewer Comment (2024-09-13): SitusAMC received LEs.	09/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31629607	xxxxxx	09/11/2024	Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	The file is missing a copy of the Initial Loan Estimate or the right to receive a copy of the Appraisal Disclosure.		Reviewer Comment (2024-09-11): Client elects to waive			09/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	Good faith redisclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816448	xxxxxx	31629639	xxxxxx	09/11/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 1.61 is less than Guideline PITIA months reserves of 6.00.	The following accounts #xxxxxx are more than 90 days old therefore excluded. Provide additional assets to cover the reserves requirements.		Reviewer Comment (2024-09-24): Included accounts per client. Granting exception for age instead. Reviewer Comment (2024-09-15): The same documents were provided that were in file at time of review. Please review the original condition. The following accounts xxxxxx are more than 90 days old therefore excluded. Provide additional assets to cover the reserves requirements. Please only upload the documents requested.	09/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31629700	xxxxxx	09/11/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	1) The following properties xxxxxx are not reported on credit report. Provide VOM and most recent 6 months Payment History. 2) VOM for subject property provided, however the file is missing most recent 6 months Payment History.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2024-10-05): Client elects to waive with verified compensation factors

Reviewer Comment (2024-10-03): The condition was set with what was required per the original loan file at time of review. The condition accurately reflects the VOM for the subject property was provided and missing the 6 month pay history. Investor to advise if they are waiving the condition with verified comp factors.

Reviewer Comment (2024-10-03): No new documents received. Provide the 6 months statements only that verify the payment history.

Reviewer Comment (2024-10-01): Per client email, client is accepting the property profile report and statements verifying the properties belong to the borrower's business. Debts in business name and does not appear on the borrower's credit report which addresses item #1. Item #2 is still required for the subject property. Provide the 6 months payment history for the subject property. VOM only provided.

Reviewer Comment (2024-09-15): The same documents were provided that were in file at time of review. Please review the original condition. 1) The following properties xxxxxx are not reported on credit report. Provide VOM and most recent 6 months Payment History. 2) VOM for subject property, however the file is missing most recent 6 months Payment History. Please only upload the documents requested.
																	10/05/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31629807	xxxxxx	09/11/2024	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		Investor exception in file. 7 NSF's total between all bank statements. However, comp factors are incorrect. Loan is currently short reserves.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2024-09-25): Client elects to waive with verified compensation factors Reviewer Comment (2024-09-17): The same documents were provided that were already in file at time review and considered in the overall assets. Please only submit what is required for the condition. The same documents that are already in file keep getting loaded as trailing documents and the loan contains over 6500 pages.			09/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31630063	xxxxxx	09/11/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete	Provided 1003 Final Section 3 does not listed PITIA for all the REO properties.	Reviewer Comment (2024-10-06): Updated 1003/1008 provided

Reviewer Comment (2024-10-01): Per client email, client is accepting the property profile report and statements verifying the properties belong to the borrower's business. Debts in business name and does not appear on the borrower's credit report. Provided the updated 1003/1008 removing properties.

Reviewer Comment (2024-09-25): All properties are not free and clear as well as free and clear properties still have taxes, insurance, and assessments, if any. The properties on xxxxxx all have mortgages on them. Properties on xxxxxx are free and clear but have taxes and insurance.
															10/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31630160	xxxxxx	09/11/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The following accounts #xxxxxx are more than 90 days old therefore excluded. Provide additional assets to cover the reserves requirements.		Reviewer Comment (2024-09-24): Included accounts per client. Granting exception for age instead. Reviewer Comment (2024-09-15): The same documents were provided that were in file at time of review. Please review the original condition. The following accounts xxxxxx are more than 90 days old therefore excluded. Provide additional assets to cover the reserves requirements. Please only upload the documents requested.	09/24/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816448	xxxxxx	31630161	xxxxxx	09/11/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The following accounts #xxxxxx are more than 90 days old therefore excluded. Provide additional assets to cover the reserves requirements.		Reviewer Comment (2024-09-24): Included accounts per client. Granting exception for age instead. Reviewer Comment (2024-09-15): The same documents were provided that were in file at time of review. Please review the original condition. The following accounts xxxxxx are more than 90 days old therefore excluded. Provide additional assets to cover the reserves requirements. Please only upload the documents requested.	09/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31631439	xxxxxx	09/11/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Investor exception in file. However, comp factors are incorrect. Loan is currently short reserves.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2024-09-25): Client elects to waive with verified compensation factors			09/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31632998	xxxxxx	09/11/2024	Credit	Guideline	Guideline Issue	Guideline	Flood Insurance was not escrowed.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2024-09-27): The client elects to waive. Reviewer Comment (2024-09-25): PC-CD is a lender generated document and does not clear this condition. If the flood insurance was escrowed at time of closing, provide the final signed/stamped settlement statement to support. If it was not, then this is incurable. Escrows cannot be established post close.			09/27/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31633022	xxxxxx	09/11/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is an executed 1-4 family rider in file for the subject property, however the DOT does not include this rider. Provide the corrected and executed DOT to include the rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2024-09-27): The client elects to waive.			09/27/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31633030	xxxxxx	09/11/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Provide a clear title policy. Blanket lien on title.	Reviewer Comment (2024-10-20): Clear FTP provided

Reviewer Comment (2024-10-18): The document provided was issues xxxxxx which is is post close and is not recorded. Provide the clear and final title policy.

Reviewer Comment (2024-10-12): The title policy from another property does not clear this condition. Provide the clear final title policy for this subject property for clearance.

Reviewer Comment (2024-10-01): The supplement reflects number 9 will be removed from the FTP once the payoff has been made. The full balance was not paid off through closing, therefore the clear final title will be required.

Reviewer Comment (2024-09-25): The same document was provided that was in file at time of review. Please review the original condition. Provide a clear title policy. Blanket lien on title.

Reviewer Comment (2024-09-25): No new documents received for this condition. Please try uploading it again.

Reviewer Comment (2024-09-17): The same document was provided that was in file at time of review. Please review the original condition. Provide a clear title policy. Blanket lien on title.
															10/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31633040	xxxxxx	09/11/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide evidence of ownership in xxxxxx. Vested on title prior to transfer at closing.		Reviewer Comment (2024-09-12): Evidence was provided that the borrower was the sole owner of the prior LLC that owned the subject property.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31633061	xxxxxx	09/11/2024	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2024-09-11): Client elects to waive			09/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31648774	xxxxxx	09/13/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Settlement Service Provider Status	Unable to determine if the borrower received Settlement Service Provider List due to missing information.	SSPL is missing from loan file.		Reviewer Comment (2024-09-16): Duplicate exception.	09/16/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31721252	xxxxxx	09/24/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Accounts used for income qualification are xxxxxx. These accounts are > 90 days old (91 days).	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2024-09-25): Client elects to waive with verified compensation factors			09/25/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31721271	xxxxxx	09/24/2024	Credit	Guideline	Guideline Issue	Guideline	Aged document: Asset Account date is more than 90 days prior to Closing.	Financial Institution: xxxxxx // Account Type: Stocks / Account Number: xxxxxx, Financial Institution: xxxxxx // Account Type: Other: Liquid Assets / Account Number: xxxxxx, Financial Institution: xxxxxx // Account Type: Other: Liquid Assets / Account Number: xxxxxx, Financial Institution: xxxxxx // Account Type: Stocks / Account Number: xxxxxx, Financial Institution: xxxxxx // Account Type: Other: Liquid Assets / Account Number: xxxxxx	Accounts are > 90 days old (91 days old).	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2024-09-25): Client elects to waive with verified compensation factors			09/25/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816448	xxxxxx	31943508	xxxxxx	10/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The FTP was provided, however the property is a PUD and the PUD endorsement was not checked.		Reviewer Comment (2024-10-21): Update FTP provided	10/21/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818395	xxxxxx	31601367	xxxxxx	09/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-09-18): Received Approval. Exception cleared.	09/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	818395	xxxxxx	31601369	xxxxxx	09/11/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-09-20): Received Title Final. Exception cleared.	09/20/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	818395	xxxxxx	31601402	xxxxxx	09/11/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2024-09-20): Received Title Final. Exception cleared.	09/20/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	819599	xxxxxx	31628240	xxxxxx	09/11/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide evidence property is free and clear. Does not appear on the Fraud Report and HOI with no mortgagee is not acceptable as these, at times are mistakenly omitted. Provide the property profile report or equivalent to support free and clear.		Reviewer Comment (2024-09-20): Received Property History Report. Exception cleared.	09/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818021	xxxxxx	31604003	xxxxxx	09/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full fraud report is missing. Must contain all participants.		Reviewer Comment (2024-09-13): Received Full Fraud Report. Exception cleared.	09/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820033	xxxxxx	31600873	xxxxxx	09/11/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		As per guidelines First Time Investors are allowed if the borrower owns a primary residence for 1 year; however, the borrower rents and is ineligible.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-09-17): Client elects to waive with verified compensation factors			09/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820033	xxxxxx	31600988	xxxxxx	09/11/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 662 is less than Guideline representative FICO score of 680.	Investor Exception - Credit score of 662 does not meet minimum requirement of 680 for a First Time Investor	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-09-10): Client elects to waive with verified compensation factors			09/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820033	xxxxxx	31601010	xxxxxx	09/11/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception- Borrowers rental history cannot be fully documented. VOR and cancelled checks provided for current primary for 5 months. No rental history provided or the previous residence.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-09-10): Client elects to waive with verified compensation factors			09/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820033	xxxxxx	31601069	xxxxxx	09/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx		Reviewer Comment (2024-09-13): Received updated Fraud Report. Exception cleared.	09/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820033	xxxxxx	31619524	xxxxxx	09/11/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		HOI shows Mortgage Clause with ISAO/ vs ISAOA		Reviewer Comment (2024-09-17): An updated HOI policy with the correct Mortgagee name was provided. Reviewer Comment (2024-09-12): The current document appears to have been altered. MA is in different font and not in line with other verbiage. Further, the clause should read mortgage + ISAOA ATIMA.	09/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820007	xxxxxx	31606149	xxxxxx	09/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,050.00 exceeds tolerance of $950.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee on the Loan Estimate dated xxxxxx was $950; however, the final Closing Disclosure reflects $1,050.00 without Lender Cure or valid COC.		Reviewer Comment (2024-09-23): SitusAMC received rebuttal and valid COC dated xxxxxx . Reviewer Comment (2024-09-17): SitusAMC received COC stating "Rush". However we required the reason as to what caused the property to be that Rush was requested. Kindly provide detail reason for Rush fee added in order to clear the exception	09/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820007	xxxxxx	31627972	xxxxxx	09/11/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Per guidelines, use of rental income on full doc loans require tax returns to be signed and dated by the borrower. Please note, tax transcripts do not clear this.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-01): Client elects to waive with verified compensation factors Reviewer Comment (2024-09-30): The tax returns provided is eSigned but not dated.			10/01/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818919	xxxxxx	31619926	xxxxxx	09/11/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx	Sam.gov not provided for Coordinator, xxxxxx.		Reviewer Comment (2024-09-13): Sam.gov conducted on the Coordinator was provided.	09/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	821196	xxxxxx	31611589	xxxxxx	09/12/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Business License	Business license for the past 2 years must be provided. If nature of business does not require government issued license, borrower’s letter is required to explain the details of business nature.		Reviewer Comment (2024-09-30): LOE and a business license were received. Reviewer Comment (2024-09-16): Received LOE from borrower describes the nature of the business, however the LOE does not states that nature of the business does not require government issued license. Exception remains.	09/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821196	xxxxxx	31611669	xxxxxx	09/12/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-09-11): Client elects to waive			09/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821196	xxxxxx	31611671	xxxxxx	09/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,400.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points Fee was not disclosed on the initial Loan Estimate and was charged $4,400.00 on the Loan estimate dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2024-09-16): SitusAMC received a valid COC.	09/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	821196	xxxxxx	31631326	xxxxxx	09/12/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2024-09-11): Client elects to waive			09/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819124	xxxxxx	31628142	xxxxxx	09/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		Please provide a corrected PPP Rider. PPP Rider in file has the prepayment continuing date as the Note date. The Final CD, however reflects a PPP.		Reviewer Comment (2024-09-18): Received Note Addendum - Prepayment. Exception cleared.	09/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	Yes	Mortgagor Focused
xxxxxx	819124	xxxxxx	31628359	xxxxxx	09/12/2024	Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided		Account xxxxxx		Reviewer Comment (2024-09-16): Received Trust Agreement. Exception cleared.	09/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	819124	xxxxxx	31628388	xxxxxx	09/12/2024	Compliance	Note	General	Note	Prepayment Penalty Discrepancy	Final TIL / CD indicates loan has PPP, however file does not contain prepayment penalty addendum. Missing prepay data may result in invalid high cost, xxxxxx, and/or QM points and fees findings.			Reviewer Comment (2024-09-11): Client elects to waive			09/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	819124	xxxxxx	31631203	xxxxxx	09/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC not run on Appraiser, xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-16): Client elects to waive with verified compensation factors Reviewer Comment (2024-09-13): The file is approved with xxxxxx 7.2024 Guidelines, per guidelines all individuals involved in the transaction must be screened through exclusionary lists and must be cleared through OFAC's SDN list, regardless of citizenship status. Kindly provide Fraud Report and OFAC run on Appraiser, xxxxxx. Exception remains.			09/16/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820448	xxxxxx	31612468	xxxxxx	09/12/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx/Wages)	The VVOE is dated post-close. The guidelines require a VVOE dated within 10 days prior to closing or a paystub dated within 30 days prior to closing.		Reviewer Comment (2024-09-16): Preclose VVOE provided	09/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820448	xxxxxx	31612478	xxxxxx	09/12/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The VVOE is dated post-close. The guidelines require a VVOE dated within 10 days prior to closing or a paystub dated within 30 days prior to closing.		Reviewer Comment (2024-09-16): Preclose VVOE provided	09/16/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820448	xxxxxx	31612479	xxxxxx	09/12/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The VVOE is dated post-close. The guidelines require a VVOE dated within 10 days prior to closing or a paystub dated within 30 days prior to closing.		Reviewer Comment (2024-09-16): Preclose VVOE provided	09/16/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820448	xxxxxx	31638170	xxxxxx	09/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		The guidelines require a copy of the original senior lien Note.		Reviewer Comment (2024-09-23): Received a copy of original senior lien Note. Exception cleared.	09/23/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816601	xxxxxx	31614143	xxxxxx	09/12/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $135,000.00 is less than the note amount of $xxxxx based on the Title Search in file.			Reviewer Comment (2024-09-18): Updated title search provided	09/18/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816601	xxxxxx	31614260	xxxxxx	09/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	OFAC red flag on fraud report		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2024-09-18): Updated fraud report provided with OFAC clear search.	09/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821389	xxxxxx	31592472	xxxxxx	07/31/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2024-09-02): PDI reflecting no damage received in trailing docs.	09/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821388	xxxxxx	31592476	xxxxxx	08/01/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Title Preliminary Report in the file doesn't disclose the total Policy coverage amount. Provide evidence of title with sufficient policy coverage.		Reviewer Comment (2024-09-02): Final title policy received in trailing docs	09/02/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821388	xxxxxx	31592477	xxxxxx	08/01/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-09-02): Final title policy received in trailing docs	09/02/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821392	xxxxxx	31592485	xxxxxx	08/22/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-09-02): Received final title policy	09/02/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821392	xxxxxx	31592486	xxxxxx	08/22/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy is within and does not reflect a coverage amount.		Reviewer Comment (2024-09-02): Received final title policy	09/02/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820754	xxxxxx	31608161	xxxxxx	09/12/2024	Credit	Guideline	Guideline Issue	Guideline	The Closing Disclosure or HUD-1 does not reflect that an escrow account for taxes and insurance was established as required by guidelines.		Borrower does not meet the minimum 720 FICO requirements for an escrow waiver. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Experienced investor owns and manages 1 or more properties for 12 months	Reviewer Comment (2024-09-11): Client elects to waive with verified compensation factors			09/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820761	xxxxxx	31608350	xxxxxx	09/12/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $10,000.00 is less than Cash From Borrower $122,842.85.	Asset documentation was not provided.		Reviewer Comment (2024-09-17): Received Bank Statement. Exception cleared.	09/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820761	xxxxxx	31608405	xxxxxx	09/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2024-09-17): Received Fraud and OFAC search on settlement agent, xxxxxx. Exception cleared.	09/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820761	xxxxxx	31608411	xxxxxx	09/12/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.	Asset documentation was not provided.		Reviewer Comment (2024-09-17): Received Bank Statement. Exception cleared.	09/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820761	xxxxxx	31682989	xxxxxx	09/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines require 700 square feet for SFD; however, the subject has xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-19): The client elects to waive.			09/19/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820114	xxxxxx	31622081	xxxxxx	09/13/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-09-19): FTP provided	09/19/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820114	xxxxxx	31639257	xxxxxx	09/13/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Per Guidelines, to use Sch E rental income, the most recent 1040 is required to be signed by the Borrower. Both the 2022 and the 2023 1040 returns in file are not signed by the Borrower	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-26): Client elects to waive with verified compensation factors Reviewer Comment (2024-09-25): The guidelines quoted are for SE income which state tax transcripts can be provided in lieu of tax returns vs rental income. The rental income section of the guidelines requires signed and dated tax returns form the borrower. Tax Transcripts do not clear this condition.			09/26/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820114	xxxxxx	31639280	xxxxxx	09/13/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Citizenship for xxxxxx was not provided.		Reviewer Comment (2024-09-19): Updated 1003 provided	09/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820114	xxxxxx	31639699	xxxxxx	09/13/2024	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Higher Priced as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.	Final 1003, dec page, for xxxxxx reflects intent to occupy.		Reviewer Comment (2024-09-12): Client elects to waive			09/12/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820114	xxxxxx	31639704	xxxxxx	09/13/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-09-19): FTP provided	09/19/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	819569	xxxxxx	31623135	xxxxxx	09/13/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-09-12): Client elects to waive			09/12/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819569	xxxxxx	31623153	xxxxxx	09/13/2024	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date xxxxxx , Most Recent Tax Return End Date xxxxxx , Tax Return Due Date xxxxxx . xxxxxx	2023 1040 was not present in the file. Evidence of tax return extension was provided and 2023 P&L.		Reviewer Comment (2024-09-12): Client elects to waive			09/12/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819569	xxxxxx	31623162	xxxxxx	09/13/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file only contained the final closing disclosure. Please provide the initial and any subsequent CD's (if applicable) issued to the borrower for review.		Reviewer Comment (2024-09-20): SitusAMC received xxxxxx CD 3 business days prior to consummation.	09/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819569	xxxxxx	31623254	xxxxxx	09/13/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2024-10-04): Updated fraud report provided Reviewer Comment (2024-10-04): No new document received. Provide Fraud and OFAC search not run on the Settlement Agent, xxxxxx. Exception remains. Reviewer Comment (2024-10-02): Received Fraud Report run on xxxxxx. However Fraud and OFAC search not run on the Settlement Agent, xxxxxx. Exception remains.	10/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819569	xxxxxx	31639828	xxxxxx	09/13/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		1) To use Sch E rental income, the most current years tax return is required to be signed. The 2022 tax return in file is not signed by the Borrower. 2) Per guidelines, for SE income, tax returns must be signed and dated by the borrower. 2022 personal nor business returns are signed by the borrower.		Reviewer Comment (2024-09-27): Signed and dated tax business and personal tax returns were provided. Reviewer Comment (2024-09-20): Received signed and dated business returns. Pending receipt of signed and dated personal returns.	09/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819569	xxxxxx	31639998	xxxxxx	09/13/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Per guidelines, business tax returns need to be signed and dated by the borrower.		Reviewer Comment (2024-09-20): Signed and dated business returns provided	09/20/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	819569	xxxxxx	31639999	xxxxxx	09/13/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - S-Corp	Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. xxxxxx	Per guidelines, business tax returns need to be signed and dated by the borrower.		Reviewer Comment (2024-09-20): Signed and dated business returns provided	09/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819569	xxxxxx	31640001	xxxxxx	09/13/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Per guidelines, business tax returns need to be signed and dated by the borrower.		Reviewer Comment (2024-09-20): Signed and dated business returns provided	09/20/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819170	xxxxxx	31624586	xxxxxx	09/16/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $107.00 exceeds tolerance of $60.00 plus 10% or $66.00. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2024-09-10): Sufficient Cure Provided At Closing		09/10/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	818763	xxxxxx	31625254	xxxxxx	09/16/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-405.00. Insufficient or no cure was provided to the borrower. (9300)	The Lender Credits decreased from $-405.00 on the initial Loan Estimate to $0.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2024-09-25): SitusAMC received valid COC dated xxxxxx .	09/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	820206	xxxxxx	31632679	xxxxxx	09/16/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-09-20): Received Credit Report - Gap. Exception cleared.	09/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820206	xxxxxx	31645129	xxxxxx	09/16/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Appraisal completed by xxxxxx, Inc. is dated post-close. Please provide a copy of the initial appraisal along with evidence of Borrower's receipt.		Reviewer Comment (2024-09-20): Preclose appraisal provided along with delivery	09/20/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820206	xxxxxx	31645181	xxxxxx	09/16/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2024-09-16): Client elects to waive			09/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820932	xxxxxx	31645792	xxxxxx	09/16/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The 1003, Final Title, HOI, Appraisal, Note and DOT reflect xxxxxx vs. Flood Cert and CDA which reflect xxxxxx Per a lookup of the USPS, the correct address is xxxxxx (xxxxxx does not exist). Provide the corrected 1003, Final Title, HOI, and Appraisal and corrected and executed Note, DOT, LOE to borrower, evidence of delivery to borrower and Lender's Letter of Intent to re-record.		Reviewer Comment (2024-09-23): Corrected flood cert and CDA provided Reviewer Comment (2024-09-19): Per client, the are going with the tax cert which reflects xxxxxx vs. USPS which reflects xxxxxx Provide the corrected Flood Cert and CDA to match the rest of the documents which reflect xxxxxx Reviewer Comment (2024-09-19): The client requires all loan documents to match the Note address exactly. Please provide the corrected documents that match the legal address.	09/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820932	xxxxxx	31646154	xxxxxx	09/16/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		Per guidelines, cash-out is not eligible for first time investors		Reviewer Comment (2024-09-19): Evidence of an experienced investor was provided.	09/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820932	xxxxxx	31653100	xxxxxx	09/16/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx. The appraisal in file has a completion date of xxxxxx. Provide the corresponding appraisal.		Reviewer Comment (2024-09-26): Origination appraisal provided Reviewer Comment (2024-09-20): It is understood the appraisal in file is more than likely an update, however all appraisals need to be received. Provide the original appraisal prior to updates.	09/26/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819897	xxxxxx	31633693	xxxxxx	09/17/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Provide front and back copy of Permanent Resident Alien card to verify the borrower's citizenship status.		Reviewer Comment (2024-09-19): Received Permanent Resident Alien card. Exception cleared.	09/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819897	xxxxxx	31633851	xxxxxx	09/17/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-09-16): Client elects to waive			09/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819897	xxxxxx	31633852	xxxxxx	09/17/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2024-09-16): Client elects to waive			09/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819897	xxxxxx	31656261	xxxxxx	09/17/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter, P&L Statement	1) The Preparer does not verify they prepared the borrower's most recent 2 year tax returns which is a requirement for the P&L program. 2) The P&L is not dated within 30 days of loan application. YTD through xxxxxx and Application date xxxxxx .		Reviewer Comment (2024-10-08): Received CPA Letter. Exception cleared. Reviewer Comment (2024-10-07): Received P&L dated within 30 days of loan application. However, CPA letter provided is not dated. Provide CPA letter within 90-days of the note date. Exception remains.	10/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819183	xxxxxx	31648180	xxxxxx	09/17/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-09-19): E-Consent provided	09/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	819183	xxxxxx	31648466	xxxxxx	09/17/2024	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Reviewer Comment (2024-09-19): FACTA provided	09/19/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	816145	xxxxxx	31639356	xxxxxx	09/17/2024	Credit	Employment	Miscellaneous	Employment	The verification of employment was not obtained within 10 days of the note date.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx	The file is missing VVOE for Borrower's employment at xxxxxx		Reviewer Comment (2024-09-18): VVOE provided	09/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816145	xxxxxx	31639456	xxxxxx	09/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, is missing. The Closing Disclosure does not reflect the settlement agent name.		Reviewer Comment (2024-09-20): Received Fraud and OFAC search received on settlement agent, xxxxxx. Exception cleared. Reviewer Comment (2024-09-19): No new document received please provide OFAC Search for settlement agent. Also, the Closing Disclosure does not reflect the settlement agent name. Exception remains.	09/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816145	xxxxxx	31639521	xxxxxx	09/17/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.49484% or Final Disclosure APR of 12.50200% is equal to or greater than the threshold of APOR 6.93% + 3.5%, or 10.43000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2024-09-19): Evidence the apprasial was received on xxxxxx was provided. Reviewer Comment (2024-09-18): The document provided is not acceptable. The email is for a CDA and the other email has a screen shot of valuation delivery but does not reflect what property this is for, who it was sent to etc. All the recipients in the email are not the borrower.	09/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816145	xxxxxx	31639523	xxxxxx	09/17/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-09-19): Evidence the apprasial was received on xxxxxx was provided. Reviewer Comment (2024-09-18): The document provided is not acceptable. The email is for a CDA and the other email has a screen shot of valuation delivery but does not reflect what property this is for, who it was sent to etc. All the recipients in the email are not the borrower.	09/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816145	xxxxxx	31639526	xxxxxx	09/17/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $82.90 exceeds tolerance of $80.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2024-09-12): Sufficient Cure Provided At Closing		09/12/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816145	xxxxxx	31656752	xxxxxx	09/17/2024	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Payoff Statement(s) not provided		Provide updated payoffs for xxxxxx and xxxxxx. A lesser balance was paid off than reflected on the 9/4 gap report as well as credit payoff statements in file are from 7/2024.		Reviewer Comment (2024-09-30): Evidence the accounts were paid down to zero was provided. Reviewer Comment (2024-09-20): No new document received provide updated payoffs for xxxxxx and xxxxxx. Exception remains.	09/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816145	xxxxxx	31656784	xxxxxx	09/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The 1004D recert of value address reflects xxxxxx vs. xxxxxx.		Reviewer Comment (2024-09-19): An updated 1004D was provided.	09/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819781	xxxxxx	31642670	xxxxxx	09/17/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-09-26): Received Credit Report - Gap. Exception cleared.	09/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819781	xxxxxx	31642672	xxxxxx	09/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-09-25): Approval provided	09/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819781	xxxxxx	31642673	xxxxxx	09/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2024-09-27): Received Fraud Report and OFAC search run on all participate. Exception cleared.	09/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819781	xxxxxx	31642800	xxxxxx	09/17/2024	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)	Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.			Reviewer Comment (2024-09-17): Client elects to waive			09/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819781	xxxxxx	31666659	xxxxxx	09/17/2024	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		If there are one or more occurrences in the most recent two month period, up to three occurrences are allowed in the most recent 12 months. Borrower has 5 NSF/overdrafts.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-10-02): Client elects to waive with verified compensation factors Reviewer Comment (2024-10-01): Lender would like to waive. Assigned to investor Reviewer Comment (2024-09-25): Per seller's request: xxxxxx , xxxxxx , xxxxxx , xxxxxx, xxxxxx : Dates for overdrafts/NSF.			10/02/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819781	xxxxxx	31666838	xxxxxx	09/17/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Third Party Verification of SE: The documentation provided must be current. Depending on what is obtained it should be within 60 days of Note date. In the cases of recorded or previously filed documents additional current documentation could be required to support that the business is still open and active. NDM will reverify as needed and that reverification would be good for 30 days from its effective date. None of the documents in file for employment verification are dated within 60 days of the Note.		Reviewer Comment (2024-09-27): Evidence the business was verified active on xxxxxx was provided.	09/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819690	xxxxxx	31633002	xxxxxx	09/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2024-09-27): Received Fraud Report. Exception cleared.	09/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819690	xxxxxx	31633003	xxxxxx	09/17/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-09-27): Received Credit Report dated xxxxxx . Exception cleared.	09/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819690	xxxxxx	31633004	xxxxxx	09/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-09-26): Received Approval . Exception cleared.	09/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819690	xxxxxx	31633294	xxxxxx	09/17/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-09-17): Client elects to waive			09/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819690	xxxxxx	31665757	xxxxxx	09/17/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Per the matrix dated 3.2024, FTHB living rent free is capped at 75% LTV.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-01): Client elects to waive with verified compensation factors			10/01/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819729	xxxxxx	31642584	xxxxxx	09/17/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-09-23): Received Credit Report - Gap. Exception cleared.	09/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	819729	xxxxxx	31642662	xxxxxx	09/17/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $875.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	There is a Total Lender cure of $138.20 reflecting on Final CD. The cure required for Appraisal Fee is $125.00.		Reviewer Comment (2024-09-12): Sufficient Cure Provided At Closing		09/12/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	819729	xxxxxx	31642663	xxxxxx	09/17/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $152.20 exceeds tolerance of $139.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	There is a Total Lender cure of $138.20 reflecting on Final CD. The cure required for Credit Report Fee is $13.20.		Reviewer Comment (2024-09-12): Sufficient Cure Provided At Closing		09/12/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	819729	xxxxxx	31667889	xxxxxx	09/17/2024	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Property is xxxxxx on xxxxxx acres.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-10-10): Client elects to waive with verified compensation factors			10/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	819729	xxxxxx	31868420	xxxxxx	10/09/2024	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		CU score of 2.0 and 3.6 provided. Due to conflicting information, a secondary valuation product is required.		Reviewer Comment (2024-10-10): CDA provided	10/10/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	819729	xxxxxx	31875372	xxxxxx	10/10/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA provided post-review reflects an appraisal was reviewed with a completion date of xxxxxx. Provide the corresponding appraisal.		Reviewer Comment (2024-10-11): Prelim appraisal provided	10/11/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	820273	xxxxxx	31633859	xxxxxx	09/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		A copy of the original Note and most recent mortgage statement is required for the senior lien.		Reviewer Comment (2024-09-20): Received Note and most recent mortgage statement. Exception cleared.	09/20/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820273	xxxxxx	31633860	xxxxxx	09/17/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-09-20): Received Credit Report - Gap. Exception cleared.	09/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820273	xxxxxx	31633863	xxxxxx	09/17/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-09-20): Received Title Final. Exception cleared.	09/20/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820273	xxxxxx	31633867	xxxxxx	09/17/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-09-20): Received Title Final. Exception cleared.	09/20/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820273	xxxxxx	31633931	xxxxxx	09/17/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Lease Agreement was not provided for several REO properties utilizing rental income.		Reviewer Comment (2024-09-20): Lease agreements provided	09/20/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820273	xxxxxx	31633932	xxxxxx	09/17/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (xxxxxx/25% Vacancy Method)	Lease Agreement was not provided		Reviewer Comment (2024-09-20): Lease agreements provided	09/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820273	xxxxxx	31633933	xxxxxx	09/17/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (xxxxxx/25% Vacancy Method)	Lease Agreement was not provided		Reviewer Comment (2024-09-20): Lease agreements provided	09/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820273	xxxxxx	31633934	xxxxxx	09/17/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Lease Agreement was not provided for several REO properties utilizing rental income.		Reviewer Comment (2024-09-20): Lease agreements provided	09/20/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820273	xxxxxx	31658102	xxxxxx	09/17/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Provide the mortgage statement for the property to support taxes and insurance are escrowed. If not, evidence of taxes, insurance and assessments, if any will be required.		Reviewer Comment (2024-09-20): Received mortgage statement for the property. Exception cleared.	09/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820273	xxxxxx	31658128	xxxxxx	09/17/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Lease Agreement, Other, Statement	1) Provide the mortgage statement for the property to verify taxes and insurance are escrowed. If not, provide evidence of taxes, insurance and assessments, if any. 2) Provide the lease agreement and additional months rent receipt. Rent deposits must be deposited into a separate bank account outside of the qualifying income statements.		Reviewer Comment (2024-09-20): Received mortgage statement, lease agreement and additional months rent receipt. Exception cleared.	09/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820273	xxxxxx	31658133	xxxxxx	09/17/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Lease Agreement, Other, Tax Verification	1) The mortgage statement for the property does not reflect escrows. Provide evidence of taxes, insurance and assessments, if any. 2) Provide the lease agreement and 2 months rent receipt. Rent deposits must be deposited into a separate bank account outside of the qualifying income statements.		Reviewer Comment (2024-09-20): Received mortgage statement for the property, lease agreement and 2 months rent receipt, evidence of taxes and insurance. Exception cleared.	09/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820358	xxxxxx	31642824	xxxxxx	09/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-09-19): Received Approval. Exception cleared.	09/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820358	xxxxxx	31642855	xxxxxx	09/17/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-09-16): Client elects to waive			09/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820358	xxxxxx	31661337	xxxxxx	09/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The 1003, Final CD, Note and DOT + Riders reflect a city of xxxxxx vs. all other documents which reflect xxxxxx. A USPS.com lookup reflects the correct city is xxxxxx. Provide the corrected 1003 and PC-CD, corrected and executed Note and DOT + Riders, LOE to borrower, evidence of delivery to the borrowers and lender's letter of intent to re-record.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-30): The client elects to waive. Reviewer Comment (2024-09-27): Updated 1003 was provided need the corrected DOT and Riders with a letter of intent to re-record. Reviewer Comment (2024-09-27): Missing corrected DOT and Riders, corrected 1003, and letter of intent to re-record.			09/30/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	819742	xxxxxx	31658551	xxxxxx	09/17/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The VVOE for B2 dated > 10 calendar days prior to the Note.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-10): Client elects to waive with verified compensation factors Reviewer Comment (2024-10-10): Received VVOE however one dated is post-closing and other one is dated > 10 calendar days prior to the Note. Exception remains.			10/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	818150	xxxxxx	31640586	xxxxxx	09/17/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-09-19): Received Credit Report - Gap. Exception cleared.	09/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818150	xxxxxx	31640593	xxxxxx	09/17/2024	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Gift Letter dated xxxxxx reflects gift of $410,000.00; however, the wire in file has a confirmation amount of $356,000.00. Provide the updated gift letter reflecting gift amount of $356,000.00.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-09-19): Client elects to waive with verified compensation factors			09/19/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818150	xxxxxx	31640709	xxxxxx	09/17/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-09-16): Client elects to waive			09/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820209	xxxxxx	31652620	xxxxxx	09/17/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note is not on a xxxxxx form and does not contain the standard Due on Sale clause.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-09-17): Client elects to waive			09/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	B	B	D	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820209	xxxxxx	31668196	xxxxxx	09/17/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-09-17): Client elects to waive			09/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	B	B	D	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820209	xxxxxx	31668658	xxxxxx	09/17/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID - the file contains an illegible TRID disclosure. Testing is incomplete		Provide the Final CD. Initial only provided in file.		Reviewer Comment (2024-09-20): SitusAMC received xxxxxx CD	09/20/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	B	B	D	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	811209	xxxxxx	31652535	xxxxxx	09/18/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $153,125.00 is less than the note amount of $xxxxx based on the Commitment in file.	The later dated title in file has insufficient coverage.		Reviewer Comment (2024-09-20): Updated commitment provided	09/20/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811209	xxxxxx	31652544	xxxxxx	09/18/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.67208% or Final Disclosure APR of 10.67200% is equal to or greater than the threshold of APOR 6.43% + 3.5%, or 9.93000%. Non-Compliant Higher Priced Mortgage Loan.	1) Evidence the original appraisal prior to updates for the appraisal completed by xxxxxx was not provided. Only receipt of updated appraisal was in file. 2) Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation for the appraisal completed by xxxxxx.		Reviewer Comment (2024-09-20): Delivery provided Reviewer Comment (2024-09-20): The delivery provided is for the secondary appraisal completed by xxxxxx. Pending receipt of evidence of delivery of the appraisal completed by xxxxxx.	09/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811209	xxxxxx	31652545	xxxxxx	09/18/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation for the appraisal completed by xxxxxx.		Reviewer Comment (2024-09-20): Delivery provided Reviewer Comment (2024-09-20): The delivery provided is for the secondary appraisal completed by xxxxxx. Pending receipt of evidence of delivery of the appraisal completed by xxxxxx.	09/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811209	xxxxxx	31652546	xxxxxx	09/18/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:6831 xxxxxx	Evidence the original appraisal prior to updates for the appraisal completed by xxxxxx was not provided. Only receipt of updated appraisal was in file.		Reviewer Comment (2024-09-20): Received delivery or the origination secondary appraisal prior to updates.	09/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811209	xxxxxx	31669215	xxxxxx	09/18/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		2 appraisals were provided yet neither appraisal, on page 1 under General Description, have the box checked for One with Accessory Unit. Both appraisals reflect the property has an xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-09-20): Client elects to waive with verified compensation factors			09/20/2024	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811209	xxxxxx	31669217	xxxxxx	09/18/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-09-17): Client elects to waive			09/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811209	xxxxxx	31669218	xxxxxx	09/18/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note is not on a xxxxxx form and does not contain the standard Due on Sale clause.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-09-17): Client elects to waive			09/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811209	xxxxxx	31669225	xxxxxx	09/18/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Both appraisals provided reflect an unpermitted ADU addition. It is unclear if value was given. It should be further noted, the first appraisal was subject to requiring the xxxxxx capped in the unpermitted addition in which a 442 was provided, however the second appraisal obtained reflect the xxxxxx was put back in.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-09-20): Client elects to waive with verified compensation factors			09/20/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820389	xxxxxx	31652565	xxxxxx	09/18/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-09-25): Credit report provided dated within 30 days of closing Reviewer Comment (2024-09-23): Provided Credit report date is xxxxxx and Note date is xxxxxx which is more than 30 days. Therefore, provide Credit Report - Gap. Exception remains.	09/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820389	xxxxxx	31652566	xxxxxx	09/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		A copy of the Note and the Final CD is required. Mortgage Statement will not be available as this is a simultaneous closing.		Reviewer Comment (2024-09-25): Senior lien Note and Final CD provided	09/25/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820389	xxxxxx	31652574	xxxxxx	09/18/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-09-30): Received Title Final. Exception cleared.	09/30/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820389	xxxxxx	31652575	xxxxxx	09/18/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-09-30): Received Title Final. Exception cleared.	09/30/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820389	xxxxxx	31674813	xxxxxx	09/18/2024	Credit	Credit	Credit Report	Guideline	Borrower has less than 2 FICO scores		A valid Decision Credit score requires at least one (1) borrower to have a minimum of two (2) credit scores. Both borrower's only have 1 score.		Reviewer Comment (2024-09-25): Credit report with 3 scores provided Reviewer Comment (2024-09-23): The same credit report was provided that was in file at time of review. Please review the original condition. A valid Decision Credit score requires at least one (1) borrower to have a minimum of two (2) credit scores. Both borrower's only have 1 score.	09/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820389	xxxxxx	31829784	xxxxxx	10/07/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The lender provided 2 previous years paystubs for 2022/2023 and a post-close TWN to verify bonus income for B1, however the guidelines require a completed xxxxxx form 1005, WVOE to verify variable income.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-07): Client elects to waive with verified compensation factors			10/07/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818969	xxxxxx	31628519	xxxxxx	08/13/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	The city on the Note reflect xxxxxx and the Valuation reflect the city of xxxxxx.		Reviewer Comment (2024-08-30): USPS document received and associated. Exception Cleared Reviewer Comment (2024-08-29): Provided zip code lookup document does not reflect xxxxxx as other city name for the zip code xxxxxx. Please provide zip code lookup document reflecting the same city name. Exception remains.	08/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822063	xxxxxx	31630350	xxxxxx	08/14/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.45407% or Final Disclosure APR of 9.47400% is equal to or greater than the threshold of APOR 7.28% + 1.5%, or 8.78000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2024-09-02): Received evidence of appraisal delivery	09/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	B	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822063	xxxxxx	31630351	xxxxxx	08/14/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2024-09-02): Received evidence of appraisal delivery	09/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	B	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822063	xxxxxx	31630355	xxxxxx	08/14/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-08-20): Exception cleared - Final title report received and update clarity.	08/20/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	B	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822063	xxxxxx	31630356	xxxxxx	08/14/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-08-20): Exception cleared - Final title report received and update clarity.	08/20/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	B	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822027	xxxxxx	31652559	xxxxxx	09/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-10-01): Received Articles of Organization/Formation. Exception cleared. Reviewer Comment (2024-09-26): Received Articles of Organization is not filed. Provide Filed Articles of Organization. Exception remains.	10/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	822027	xxxxxx	31652560	xxxxxx	09/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-10-01): Received Employer Identification Number. Exception cleared.	10/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	822027	xxxxxx	31652561	xxxxxx	09/18/2024	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2024-09-24): Received Flood Certificate. Exception cleared. Reviewer Comment (2024-09-23): No new documents received. Please try uploading again.	09/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	822027	xxxxxx	31676012	xxxxxx	09/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-10-01): Received Certificate of Good Standing. Exception cleared	10/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	822027	xxxxxx	31676021	xxxxxx	09/18/2024	Credit	Missing Document	General	Missing Document	Missing Document: Citizenship Affidavit not provided				Reviewer Comment (2024-10-01): Received Citizenship Affidavit. Exception cleared.	10/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	822027	xxxxxx	31676033	xxxxxx	09/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-09-26): Received Operating Agreement. Exception cleared.	09/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820372	xxxxxx	31652621	xxxxxx	09/18/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-09-23): Received document is Credit Report Comparison which is not acceptable. Provide Credit Report - Gap. Exception remains.	09/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820372	xxxxxx	31675144	xxxxxx	09/18/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Personal and business returns need to be signed and dated by the SE borrowers.		Reviewer Comment (2024-10-01): Signed and dated returns provided Reviewer Comment (2024-09-27): Guidelines require all tax returns to be signed and dated by the borrower. Also, the tax transcripts are dated post-close which is not allowed to verify income	10/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820372	xxxxxx	31675312	xxxxxx	09/18/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Paystubs	The loan file does not contain the 30 days worth of paystubs for xxxxxx as required per guidelines.		Reviewer Comment (2024-09-24): 30 days worth of paystubs provided	09/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820372	xxxxxx	31675334	xxxxxx	09/18/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx, Borrower: xxxxxx (2022), P&L Statement, Paystubs 1120S, P&L Statement, Paystubs	1) Per guidelines, if tax returns are > 90 days from closing, a YTD P&L and 2 months bank statements are required. YTD P&L was not provided. 2) Per guidelines, borrowers who W2 themselves must also provide a YTD paystub. 3) Loan was submitted as 2 year full doc. Provide the 2022 1120S and 2022 1040's.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-05): Client elects to waive with verified compensation factors Reviewer Comment (2024-10-01): Received 2022 W2's, signed and dated 2022 personal and business returns, and signed and dated YTD P&L. Pending receipt of YTD paystubs for both SE borrowers. Reviewer Comment (2024-09-27): P&L must be signed and dated by the borrower. Missing YTD paystub for W2 self-employment. Signed and dated 2022 1040s and 1120s are required tax transcripts are used for proof of filing but the tax returns are still required.			10/05/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820372	xxxxxx	31675364	xxxxxx	09/18/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, Address: xxxxxx Other Other	Properties were marked as debt paid by others. In order to exclude the monthly PITIA, 12 months receipt of payment are required per guidelines. Only 1 month was provided for each property.		Reviewer Comment (2024-09-24): 12 months payments provided made by a third party for each property.	09/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820372	xxxxxx	31675367	xxxxxx	09/18/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Property does not appear on the fraud report. Provide evidence property is free and clear.		Reviewer Comment (2024-09-26): Property profile report provided reflects owned by an LLC and also free and clear.	09/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820423	xxxxxx	31657010	xxxxxx	09/18/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx	The fraud report reflects ASC alert for the appraiser xxxxxx. The file is missing ASC search.		Reviewer Comment (2024-09-24): Updated clearance report provided Reviewer Comment (2024-09-20): The same documents were provided that were in file at time of review. The Fraud report dated xxxxxx reflects an additional alert not addressed. The clearance report does not reflect this alert and is dated xxxxxx It is not for the xxxxxx Fraud Report.	09/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819886	xxxxxx	31633247	xxxxxx	09/04/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 59.37500% exceeds Guideline loan to value percentage of 55.00000%.	Calculated loan to value percentage of 59.37500% exceeds Guideline loan to value percentage of 55.00000% for cash out.		Reviewer Comment (2024-09-10): Per guidelines Matrix for Primary Refi cash out full doc loans 3mil or less LTV 65%, cleared exception. Reviewer Comment (2024-09-05): Income docs will not support this exception. this pertains to LTV exceeding the allowable maximum per matrix.	09/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819046	xxxxxx	31657215	xxxxxx	09/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent xxxxxx, is missing.		Reviewer Comment (2024-09-20): Received Fraud and OFAC search on settlement agent xxxxxx. Exception cleared.	09/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	819046	xxxxxx	31657220	xxxxxx	09/18/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		1) Per the final 1003, the borrower is renting at xxxxxx for 5 years. However, per the VOR, borrower rented starting on xxxxxx . Further, VOR reflects Landlord's name as xxxxxx. However, checks from xxxxxx through xxxxxx reflect payments to xxxxxx and checks from xxxxxx through xxxxxx reflects payments to xxxxxx. Provide the corrected 1003 with the correct 2 year housing history and any applicable housing history documents (VOR + Cancelled checks).		Reviewer Comment (2024-09-27): LOE addressing the VOR was provided. Reviewer Comment (2024-09-23): LOE provided from borrower regarding rents collected noted on the checks, however this does not address the rent start date of xxxxxx on the VOR. The 1003 reflects the borrower has been renting here for 5 years.	09/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	819046	xxxxxx	31657233	xxxxxx	09/18/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2024-09-26): Received Undisclosed Debt Monitoring. Exception cleared	09/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	819046	xxxxxx	31657412	xxxxxx	09/18/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,595.00 exceeds tolerance of $1,594.00. Insufficient or no cure was provided to the borrower. (8304)	The Transfer Tax Fee increased from $1,594 on the initial Loan Estimate to $1595.00 on the Closing Disclosure dated xxxxxx 2024 without a valid change of circumstance.	Reviewer Comment (2024-10-11): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2024-10-09): Unable to determine the transfer tax "unrounded" baseline on final LE.  Provide documentation to verify the unrounded transfer tax baseline on the final LE to determine rounding.

Reviewer Comment (2024-10-07): SitusAMC received cure of $0.75, however cure required is $1. Please provide additional cure of $0.25 with cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2024-09-30): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the Transfer tax fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																10/11/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Exempt from ATR	Exempt from ATR	Yes	Mortgagor Focused
xxxxxx	820243	xxxxxx	31676963	xxxxxx	09/19/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Evidence of Borrower's receipt of the appraisal at lease 3 business days prior to closing date not provided in the file.		Reviewer Comment (2024-09-19): Client elects to waive			09/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820243	xxxxxx	31676964	xxxxxx	09/19/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.97501% or Final Disclosure APR of 8.00000% is equal to or greater than the threshold of APOR 6.45% + 1.5%, or 7.95000%. Non-Compliant Higher Priced Mortgage Loan.	Evidence of Borrower's receipt of the appraisal at lease 3 business days prior to closing date not provided in the file.		Reviewer Comment (2024-09-23): Evidence the appraisal and desk review received by the borrower on xxxxxx was provided.	09/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820243	xxxxxx	31676965	xxxxxx	09/19/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Evidence of Borrower's receipt of the appraisal at lease 3 business days prior to closing date not provided in the file.		Reviewer Comment (2024-09-23): Evidence the appraisal and desk review received by the borrower on xxxxxx was provided.	09/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818242	xxxxxx	31649960	xxxxxx	09/19/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-09-19): Client elects to waive			09/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818242	xxxxxx	31649962	xxxxxx	09/19/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx 12:00:00 AM.	The RTC expiration date is xxxxxx , however the Final CD reflects a disbursement date of xxxxxx . If the disbursement date on the Final CD is incorrect, provide the final signed/stamped settlement statement to verify.		Reviewer Comment (2024-10-03): Final stamped settlement statement provided verifying disbursement date of xxxxxx Rescission requirements met. Reviewer Comment (2024-09-23): A Final signed/stamped Settlement Statement is required to validate the disbursement date.	10/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	814616	xxxxxx	31663834	xxxxxx	09/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-09-23): Received filed Articles of Organization. Exception cleared.	09/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820366	xxxxxx	31664101	xxxxxx	09/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Must include all participants		Reviewer Comment (2024-09-26): Received Fraud Report and OFAC search run on all participants. Exception cleared.	09/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820366	xxxxxx	31664113	xxxxxx	09/19/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-09-26): Received E-Sign Consent Agreement. Exception cleared.	09/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820366	xxxxxx	31664125	xxxxxx	09/19/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	The mortgage statement in file does not reflect the borrower, however statements do not always reflect all borrowers. Provide the Note or equivalent documentation to support the borrower is not obligated to the Note.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-10): Client elects to waive with verified compensation factors

Reviewer Comment (2024-10-09): A xxxxxx is not acceptable nor would a credit supplement be acceptable. Per the investor email to DD, a property profile report was pulled verifying the borrower is responsible for the debt. If that is incorrect, the lender will need to provide the property profile report reflecting the lien in the borrower's name to support the borrower is not obligated to the lien or the Note to support the borrower is not obligated to the lien. If the borrower is obligated to the lien, a VOM and 6 month pay history will be required as the debt does not appear on the credit report.
																	10/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820366	xxxxxx	31684393	xxxxxx	09/19/2024	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		The guidelines do not allow rural properties. The appraisal report reflects the property is located in a xxxxxx area. Investor exception in file, however comp factors are incorrect. LTV is not 5% or more above the minimum.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-20): The client elects to waive			09/20/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820844	xxxxxx	31667968	xxxxxx	09/20/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-09-25): Received E- Sign Consent Agreement. Exception cleared.	09/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820844	xxxxxx	31668002	xxxxxx	09/20/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.		Title Report reflects tax liens. All tax liens needs to be paid prior to closing. Provide evidence of clear Title.		Reviewer Comment (2024-09-25): Clear FTP provided	09/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820844	xxxxxx	31668004	xxxxxx	09/20/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-09-25): FTP provided	09/25/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820844	xxxxxx	31668133	xxxxxx	09/20/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)	New York Subprime Loan: Counseling Disclosure not provided to borrower.			Reviewer Comment (2024-09-20): Client elects to waive			09/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820844	xxxxxx	31668134	xxxxxx	09/20/2024	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Non-Compliant	New York Subprime Loan: APR on subject loan of 8.73284% or Final Disclosure APR of 8.81200% is in excess of allowable threshold of Prime Mortgage Market Rate 6.46000 + 1.75%, or 8.21000%. Non-Compliant SubPrime Loan.			Reviewer Comment (2024-09-20): Client elects to waive			09/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820844	xxxxxx	31693069	xxxxxx	09/20/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.79 is less than Guideline PITIA months reserves of 6.00.	Insufficient reserves	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-25): Client elects to waive with verified compensation factors			09/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820844	xxxxxx	31693075	xxxxxx	09/20/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves		Reviewer Comment (2024-09-25): Loan has been designated as Non-QM so this exception is no longer valid	09/25/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820844	xxxxxx	31693077	xxxxxx	09/20/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves		Reviewer Comment (2024-09-25): Loan has been designated as Non-QM so this exception is no longer valid	09/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820230	xxxxxx	31667764	xxxxxx	09/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Seller, xxxxxx, is missing.		Reviewer Comment (2024-09-23): Received Fraud and OFAC run search on the Seller, xxxxxx. Exception cleared.	09/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820230	xxxxxx	31667791	xxxxxx	09/19/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.		Provide the clear title policy. Title reflects multiple tax liens and judgements. MUTC cannot be used as it is not known who marked up the title.		Reviewer Comment (2024-09-20): Clear FTP provided	09/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820230	xxxxxx	31667845	xxxxxx	09/19/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-09-20): FTP provided	09/20/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	819264	xxxxxx	31668304	xxxxxx	09/20/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-10-03): Received Credit Report - Gap. Exception cleared. Reviewer Comment (2024-09-26): Received document is Credit Report Comparison. Provide Credit Report Gap. Exception remains.	10/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820154	xxxxxx	31669613	xxxxxx	09/20/2024	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2024-09-20): Client elects to waive			09/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820154	xxxxxx	31669614	xxxxxx	09/20/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-09-25): Received Credit Report - Gap. Exception cleared.	09/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820154	xxxxxx	31669668	xxxxxx	09/20/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Rate Lock not located in the file.		Reviewer Comment (2024-09-20): Client elects to waive			09/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820154	xxxxxx	31669669	xxxxxx	09/20/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	List of Homeownership Counseling Organization not provided in the file.		Reviewer Comment (2024-09-20): Client elects to waive			09/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820154	xxxxxx	31669676	xxxxxx	09/20/2024	Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	Right to receive a copy of the Appraisal not provided in the file		Reviewer Comment (2024-09-20): Client elects to waive			09/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Good faith redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	820154	xxxxxx	31669677	xxxxxx	09/20/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.		Reviewer Comment (2024-09-25): SitusAMC received xxxxxx CD	09/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820154	xxxxxx	31669678	xxxxxx	09/20/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $8,757.10 may be required.	The Loan Estimate was not provided in the file. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $8,757.10 may be required.		Reviewer Comment (2024-09-25): SitusAMC received xxxxxx LE	09/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820154	xxxxxx	31697628	xxxxxx	09/20/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Provide the updated housing history for xxxxxx as the DLA is xxxxxx . Housing history must be within 45 days of application date.	Reviewer Comment (2024-10-06): Received mortgage statement verifying $110,000 was withdrawn on 8.26.2024. Prior to that, lien on credit report reflects a $0 balance as of xxxxxx and credit supplement reflects new payment of $1100.

Reviewer Comment (2024-10-01): The bank statement does not clear this condition. the credit supplement reflects the last payment made was xxxxxx 2023. This statement is from 8.31.2024 and reflects a loan advance of $110,000 on 8.26.2024. The transaction history is needed from 8.24.2023 to current.

Reviewer Comment (2024-09-25): Received Property History Report which was already in file. Provide updated housing history for xxxxxx as the DLA is xxxxxx . Housing history must be within 45 days of application date. Exception remains.
															10/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820154	xxxxxx	31738123	xxxxxx	09/25/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	SitusAMC received xxxxxx CD. No proof of earlier receipt and mailbox rule in effect. CD was not received within 3 business days of closing		Reviewer Comment (2024-10-03): SitusAMC received disclosure tracking for the xxxxxx CD. Reviewer Comment (2024-09-30): SitusAMC received xxxxxx CD without receipt. Please provide documentation of receipt if available. The mailbox rule is applied therefore receipt date is xxxxxx . Consummation date is xxxxxx . xxxxxx is day 1, xxxxxx is day 2. Please provide documentation if the CD was received xxxxxx (day 3) or earlier for review.	10/03/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820154	xxxxxx	31738124	xxxxxx	09/25/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	Missing SSPL Disclosure		Reviewer Comment (2024-09-30): SitusAMC Received SSPL.	09/30/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820154	xxxxxx	31738125	xxxxxx	09/25/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $4,641.50 exceeds tolerance of $3,001.00 plus 10% or $3,301.10. Insufficient or no cure was provided to the borrower. xxxxxx	Missing SSPL Disclosure to determine provider for 10% testing		Reviewer Comment (2024-09-30): SitusAMC Received SSPL and borrower shopped for service.	09/30/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	820422	xxxxxx	31670649	xxxxxx	09/20/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2024-10-03): Updated HOI provided Reviewer Comment (2024-09-26): The HOI provided is not for the subject property	10/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820422	xxxxxx	31670659	xxxxxx	09/20/2024	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Agencies Disclosure Not in File	Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399.			Reviewer Comment (2024-09-20): Client elects to waive			09/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820422	xxxxxx	31694262	xxxxxx	09/20/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Pay History not provided		Investor exception in file for rent receipts paid in cash.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-20): Client elects to waive with verified compensation factors			09/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820505	xxxxxx	31670761	xxxxxx	09/20/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-09-25): E-Consent provided Reviewer Comment (2024-09-24): No new documents received. Please try uploading again.	09/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820505	xxxxxx	31670772	xxxxxx	09/20/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2024-09-20): Client elects to waive			09/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820505	xxxxxx	31670773	xxxxxx	09/20/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2024-09-25): SitusAMC received e-consent dated xxxxxx .	09/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820505	xxxxxx	31670776	xxxxxx	09/20/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final xxxxxx	Seller Closing disclosure is not provided.		Reviewer Comment (2024-09-25): SitusAMC received Seller CD.	09/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820505	xxxxxx	31692629	xxxxxx	09/20/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOR not provided. Per guidelines, A third-party VOR is required for any file when the borrower is currently renting. Note: Borrower has provided an LOE, cash deposit receipts and bank statements reflecting the cash withdrawal for rent.		Reviewer Comment (2024-10-01): Received completed VOR. Exception cleared. Reviewer Comment (2024-09-27): Received VOR however Part I - Section 9 is missing. Exception remains. Reviewer Comment (2024-09-26): The VOR provided is incomplete. Part I, Name and address of lender is not completed and Part I name and address of applicant is missing.	10/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819397	xxxxxx	31677987	xxxxxx	09/20/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-09-24): Received Credit Report - Gap. Exception cleared.	09/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819397	xxxxxx	31677997	xxxxxx	09/20/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-09-23): E-Consent provided	09/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819397	xxxxxx	31677999	xxxxxx	09/20/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-09-20): Client elects to waive			09/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819397	xxxxxx	31678001	xxxxxx	09/20/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2024-09-20): Client elects to waive			09/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819397	xxxxxx	31678009	xxxxxx	09/20/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file is missing the initial Closing Disclosure.		Reviewer Comment (2024-09-24): SitusAMC received initial CD.	09/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819397	xxxxxx	31678011	xxxxxx	09/20/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $16,835.81 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points was not reflecting on initial Loan Estimate and was increased to $16,835.81 on the Final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2024-09-24): SitusAMC received a valid COC.	09/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	819397	xxxxxx	31685000	xxxxxx	09/20/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		When the borrower is purchasing the property from the their landlord, 12-months of cancelled checks to prove timely payments are required. The file contains 6 months of bank statements to verify the transfer of the rent. The file is missing the additional 6 months.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-09-24): The client elects to waive.			09/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819397	xxxxxx	31685039	xxxxxx	09/20/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.	The borrower is purchasing the subject property from their landlord which is considered a non-arm's length transaction, which allows a maximum LTV of 80%.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-09-24): The client elects to waive.			09/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819397	xxxxxx	31699692	xxxxxx	09/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		For-Sale-By-Owner (FSBO) transactions must be arm’s-length. Transaction is Non-Arm's length.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-09-24): The client elects to waive.			09/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819397	xxxxxx	31703521	xxxxxx	09/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the updated appraisal. Transaction is not arm's length. Borrower purchasing from landlord. Non-Arms.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-09-24): The client elects to waive.			09/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820192	xxxxxx	31676503	xxxxxx	09/20/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Provided 1025 reflects unit as xxxxxx V/S Note reflects unit as xxxxxx.		Reviewer Comment (2024-09-30): A corrected appraisal was provided.	09/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820192	xxxxxx	31676504	xxxxxx	09/20/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Provided Desk Review reflects unit as xxxxxx V/S Note reflects unit as xxxxxx.		Reviewer Comment (2024-09-30): A corrected CDA was provided.	09/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820192	xxxxxx	31700324	xxxxxx	09/20/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Paystubs	SE borrower's that W2 themselves require a YTD paystub.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-02): The client elects to waive. The W2 income has been removed and not used to qualify. Reviewer Comment (2024-09-30): The loan is approved with Verus Closed End Seconds 7.2024 Guidelines, which requires a YTD paystubs If the borrower pays themselves wage income. Provide a YTD paystub. Exception remains. Reviewer Comment (2024-09-25): As per guidelines, If the borrower pays themselves wage income, a YTD paystub must be included in the file. Exception remains.			10/02/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	818928	xxxxxx	31678036	xxxxxx	09/20/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $13.50 exceeds tolerance of $10.00. Sufficient or excess cure was provided to the borrower at Closing. (7580)			Reviewer Comment (2024-09-18): Sufficient Cure Provided At Closing		09/18/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	814590	xxxxxx	31677954	xxxxxx	09/20/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-09-25): E-Consent provided	09/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814590	xxxxxx	31677979	xxxxxx	09/20/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)	Verification appraisal was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2024-09-20): Client elects to waive			09/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814590	xxxxxx	31677980	xxxxxx	09/20/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $210.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)			Reviewer Comment (2024-09-18): Sufficient Cure Provided At Closing		09/18/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Purchase	Final CD evidences Cure	D	B	D	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	814590	xxxxxx	31703231	xxxxxx	09/20/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal with a completion date of xxxxxx . Provide the corresponding appraisal and delivery.		Reviewer Comment (2024-09-30): The original appraisal was provided. Reviewer Comment (2024-09-25): The effective date is xxxxxx which is not the completion date of the appraisal report. The appraisal report in file has a completion date of xxxxxx . The CDA reflects it reviewed an appraisal report with a completion date of xxxxxx . Provide the corresponding appraisal report.	09/30/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814590	xxxxxx	31703234	xxxxxx	09/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Title policy address does not reflect the Unit Number		Reviewer Comment (2024-10-02): Corrected title commitment provided	10/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814590	xxxxxx	31703321	xxxxxx	09/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The CD reflects Lot Equity received, however no documentation was provided to support this nor was it added to the DTI.		Reviewer Comment (2024-10-04): Additional docs provided along with purchase contract verbiage regarding lot equity. Reviewer Comment (2024-09-25): The Wire transfer to this transaction will need to be provided	10/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814590	xxxxxx	31703325	xxxxxx	09/20/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA address does not match the Note. Unit number is missing and city is incorrect.		Reviewer Comment (2024-10-01): Updated CDA provided	10/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814590	xxxxxx	31703327	xxxxxx	09/20/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Recert of value only in file. 442 for subject to not provided		Reviewer Comment (2024-09-24): 442 provided Reviewer Comment (2024-09-24): The same document was provided that was in file at time of review. Pleas review the original condition. Recert of value only in file. 442 for subject to not provided	09/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814590	xxxxxx	31703338	xxxxxx	09/20/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx , Borrower: xxxxxx P&L Statement P&L Statement	2023 gap P&L is required per guidelines when last tax return is > 90 days old. YTD P&L only provided.		Reviewer Comment (2024-10-09): Received 2023 gap P&L. Exception cleared. Reviewer Comment (2024-10-07): Received only page 1 of P&L. Provide both pages of P&L. Exception remains. Reviewer Comment (2024-09-27): Received 2023 YTD P&L, which is not executed. Exception remains.	10/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814590	xxxxxx	31772826	xxxxxx	09/30/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:8321 xxxxxx)			Reviewer Comment (2024-09-30): The client elects to waive.			09/30/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820957	xxxxxx	31676842	xxxxxx	09/23/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-09-26): Received E-Sign Consent Agreement. Exception cleared.	09/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820957	xxxxxx	31676847	xxxxxx	09/23/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	Final CD does not list any taxes, insurance, HOA if applicable on page 1. The box on page 4 is selected "will not have an escrow account", but the reason was not selected.		Reviewer Comment (2024-09-27): SitusAMC Received Corrected PCCD and LOE. Reviewer Comment (2024-09-26): SitusAMC received Post CD. Missing LOE to borrower.		09/27/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	820957	xxxxxx	31676849	xxxxxx	09/23/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	Final CD does not list any taxes, insurance, HOA if applicable on page 1. The box on page 4 is selected "will not have an escrow account", but the reason was not selected.		Reviewer Comment (2024-09-27): SitusAMC Received Corrected PCCD and LOE. Reviewer Comment (2024-09-26): SitusAMC received Post CD. Missing LOE to borrower.		09/27/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	820957	xxxxxx	31676850	xxxxxx	09/23/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	Final CD does not list any taxes, insurance, HOA if applicable on page 1. The box on page 4 is selected "will not have an escrow account", but the reason was not selected.		Reviewer Comment (2024-09-27): SitusAMC Received Corrected PCCD and LOE. Reviewer Comment (2024-09-26): SitusAMC received Post CD. Missing LOE to borrower.		09/27/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	820957	xxxxxx	31676851	xxxxxx	09/23/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Final CD does not list any taxes, insurance, HOA if applicable on page 1. The box on page 4 is selected "will not have an escrow account", but the reason was not selected.		Reviewer Comment (2024-09-27): SitusAMC Received Corrected PCCD and LOE. Reviewer Comment (2024-09-26): SitusAMC received Post CD. Missing LOE to borrower.		09/27/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	820957	xxxxxx	31677631	xxxxxx	09/23/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal with a completion date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2024-09-26): Origination appraisal provided	09/26/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820957	xxxxxx	31677632	xxxxxx	09/23/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided				Reviewer Comment (2024-09-27): Received Note. Exception cleared. Reviewer Comment (2024-09-26): No new documents received for this condition. Please try uploading again.	09/27/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820957	xxxxxx	31708255	xxxxxx	09/23/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	The VVOE is dated post close. Guidelines require a VVOE dated within 10 calendar days prior to closing.		Reviewer Comment (2024-09-27): Received VVOE dated within 10 calendar days prior to closing. Exception cleared. Reviewer Comment (2024-09-26): Received VVOE which was already in file. Provide VVOE dated within 10 calendar days prior to closing. Exception remains.	09/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820891	xxxxxx	31685266	xxxxxx	09/23/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statement Guidelines Number of Bank Statements Requirement not met	Ability to Repay (Dodd-Frank 2014): The number of bank statements provided for borrower's bank statement income was less than the number required by guidelines. (xxxxxx Remodeling Resources/Bank Statements)	Bank Statement dated xxxxxx is missing from the file. Bank Statements must be consecutive. 24 months of bank statements are required.		Reviewer Comment (2024-10-21): The missing month bank statement was provided.	10/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820891	xxxxxx	31685269	xxxxxx	09/23/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The number of bank statements provided for co-borrower's bank statement income is less than the number required by guidelines. The file is missing Bank statement dated xxxxxx . Income Calculated from 23 months Bank Statements. Missing the documentation to confirm Co-Borrower's 100% ownership of the business.		Reviewer Comment (2024-10-21): The missing month bank statement was provided.	10/21/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820891	xxxxxx	31685271	xxxxxx	09/23/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Bank Statement dated xxxxxx is missing from the file. Bank Statements must be consecutive. 24 months of bank statements are required.		Reviewer Comment (2024-10-21): The missing month bank statement was provided.	10/21/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820891	xxxxxx	31685494	xxxxxx	09/23/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Bank Statement dated xxxxxx is missing from the file. Bank Statements must be consecutive. 24 months of bank statements are required.		Reviewer Comment (2024-10-21): The missing month's bank statement was provided.	10/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820891	xxxxxx	31709529	xxxxxx	09/23/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Evidence of Borrower's receipt of appraisal at least 3 business days prior to note date not provided in the file		Reviewer Comment (2024-09-23): Client elects to waive			09/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820891	xxxxxx	31709530	xxxxxx	09/23/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.55046% or Final Disclosure APR of 9.61800% is equal to or greater than the threshold of APOR 6.43% + 1.5%, or 7.93000%. Non-Compliant Higher Priced Mortgage Loan.	Evidence of Borrower's receipt of appraisal at least 3 business days prior to note date not provided in the file		Reviewer Comment (2024-09-24): Appraisal delivery received. Reviewer Comment (2024-09-23): The document provided is not acceptable as it is signed and dated at closing and the we acknowledged receipt of appraisal report on is blank. Assumed received is xxxxxx based on signature which is not within 3 business days prior to closing. Further the disclosure tracking noted does not reflect any appraisal dates provided.	09/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820891	xxxxxx	31709531	xxxxxx	09/23/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Evidence of Borrower's receipt of appraisal at least 3 business days prior to note date not provided in the file		Reviewer Comment (2024-09-24): Appraisal delivery received. Reviewer Comment (2024-09-23): The document provided is not acceptable as it is signed and dated at closing and the we acknowledged receipt of appraisal report on is blank. Assumed received is xxxxxx based on signature which is not within 3 business days prior to closing. Further the disclosure tracking noted does not reflect any appraisal dates provided.	09/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820891	xxxxxx	31709934	xxxxxx	09/23/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Per guidelines, a third-party VOR is required for any file when the borrower is currently renting. VOR provided for xxxxxx who is not renting the subject property. Per the 1003, xxxxxx is renting the subject property. Mortgage Statements were provided for the pay history, however this is not a payment history for the borrower which must be supported by a VOR with 6 months cancelled checks.		Reviewer Comment (2024-10-21): VOR with payment history was provided.	10/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820891	xxxxxx	31710035	xxxxxx	09/23/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Please provide evidence that Co-Borrower owns at least 20% of the business with one of the following: CPA letter, Tax Preparer letter, operating agreement, or equivalent, reflecting the borrower’s ownership percentage. Note: Conflicting documentation from FL SOS as to Co-Borrower's % owned. Most recent document in file dated xxxxxx reflects Co-Borrower as agent, authorized member. Also shows xxxxxx. Unable to determine ownership %.		Reviewer Comment (2024-10-21): The operating agreement was provided.	10/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820891	xxxxxx	31919166	xxxxxx	10/16/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-10-18): Client elects to waive. DI received dated xxxxxx: No Damage			10/18/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821550	xxxxxx	31708819	xxxxxx	09/23/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history for the REO property located on xxxxxx was not provided nor reports on the credit report. There is a mortgage statement in file which reflects a third party name not on the loan, however mortgage statements do not always include all borrowers. Provide the Note to support not obligated to the mortgage lien.		Reviewer Comment (2024-10-02): Received corrected 1003 removing the property from REO. Exception cleared. Reviewer Comment (2024-09-27): Please provide an updated 1003 removing this property from REO.	10/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	821550	xxxxxx	31708893	xxxxxx	09/23/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx WVOE - Includes Income	Per guidelines, variable income breakdown must be provided via a WVOE, xxxxxx form 1005. The lender provided The Work Number in lieu of.		Reviewer Comment (2024-10-02): Received corrected 1008/1003 removing the bonus income. Exception cleared. Reviewer Comment (2024-09-25): Removed Bonus income per seller request. Provide the updated 1008/1003 removing the bonus income for clearance.	10/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	821550	xxxxxx	31708938	xxxxxx	09/23/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Account Statements - Business, P&L Statement	Loan was submitted as 2 year full doc loan. 1) Per guidelines, when tax returns are > 90 days old, a YTD P&L and 2 months bank statements with income deposits must be provided. YTD P&L provided for xxxxxx, however 2 months bank statements were not provided. 2) Per guidelines, when tax returns are > 90 days old, a YTD P&L, any gap P&L and 2 months bank statements with income deposits must be provided. Only 1 year of business returns were provided for xxxxxx. No evidence of start date in file. Further, the YTD P&L, gap P&L nor 2 months bank statements were provided.		Reviewer Comment (2024-10-02): Received YTD P&L for xxxxxx. Exception cleared. Reviewer Comment (2024-10-01): Received 2 months bank statements for xxxxxx Pending receipt of P&L for xxxxxx. Exception remains. Reviewer Comment (2024-09-27): Missing 2 months' bank statements for xxxxxx and P&L for xxxxxx.	10/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	818062	xxxxxx	31685369	xxxxxx	09/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the Final Settlement Statement used for proceeds for the sale of the current primary residence. Per the Final 1003, net proceeds are $450,000. Purchase contact in file.		Reviewer Comment (2024-09-30): The Seller CD for the sell of another property was provided.	09/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818062	xxxxxx	31685597	xxxxxx	09/23/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-09-23): Client elects to waive			09/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818062	xxxxxx	31685600	xxxxxx	09/23/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $615.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee on the Loan Estimate dated xxxxxx was $450; however, the final Closing Disclosure reflects $615.00 without a valid change of circumstance.		Reviewer Comment (2024-10-04): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2024-10-01): SitusAMC received LOE to borrower and Corrected CD. Missing Copy of Refund Check and proof of mailing.		10/04/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	818062	xxxxxx	31709242	xxxxxx	09/23/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2024-10-03): Updated HOI provided	10/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818062	xxxxxx	31709245	xxxxxx	09/23/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2024-09-27): Received 442 Appraiser commented property have not sustained any damage. Exception cleared.	09/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822178	xxxxxx	31656010	xxxxxx	08/22/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary	Final Title policy is not provided.		Reviewer Comment (2024-09-10): Final title policy document provided. Exception cleared.	09/10/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822178	xxxxxx	31656012	xxxxxx	08/22/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy amount is not provided.		Reviewer Comment (2024-09-10): Final title policy document provided. Exception cleared.	09/10/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820569	xxxxxx	31694996	xxxxxx	09/24/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $195.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The Appraisal Re-Inspection Fee on the Loan Estimate dated xxxxxx was $0; however, the final Closing Disclosure reflects $195.00 without a valid change of circumstance. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2024-10-11): SitusAMC received Letter of Explanation, Copy of Refund Check, Corrected PCCD and disbursement letter. Reviewer Comment (2024-10-04): SitusAMC received rebuttal. However, missing copy of disbursement ledger and LOE is missing to address the exception. Reviewer Comment (2024-10-02): SitusAMC Received Corrected PCCD and Copy of refund check; however, Proof of Mailing and LOE missing. Provide LOE and proof of Mailing.		10/11/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820569	xxxxxx	31694997	xxxxxx	09/24/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $165.99 exceeds tolerance of $150.00. Insufficient or no cure was provided to the borrower. (7520)	The Credit Report Fee on the Loan Estimate dated xxxxxx was $150; however, the final Closing Disclosure reflects $165.99 without a valid change of circumstance. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2024-10-11): SitusAMC received Letter of Explanation, Copy of Refund Check, Corrected PCCD and disbursement letter. Reviewer Comment (2024-10-02): SitusAMC Received Corrected PCCD and Copy of refund check; however, Proof of Mailing and LOE missing. Provide LOE and proof of Mailing.		10/11/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820569	xxxxxx	31720679	xxxxxx	09/24/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		10 months bank statements provided for rental payments with an xxxxxx However, a VOR is required per guidelines.		Reviewer Comment (2024-09-30): Evidence of rental history with xxxxxx was provided. Reviewer Comment (2024-09-27): Provided LOE is incomplete as address is missing on the document. However, a VOR is required per guidelines. Exception remains.	09/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820569	xxxxxx	31720864	xxxxxx	09/24/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-09-24): Client elects to waive			09/24/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820569	xxxxxx	31720865	xxxxxx	09/24/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.29254% or Final Disclosure APR of 8.34700% is equal to or greater than the threshold of APOR 6.43% + 1.5%, or 7.93000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the updated appraisal was delivered to the borrower		Reviewer Comment (2024-09-30): Evidence fo appraisal delviery was provided.	09/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820569	xxxxxx	31720866	xxxxxx	09/24/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the updated appraisal was delivered to the borrower		Reviewer Comment (2024-09-30): Evidence fo appraisal delviery was provided.	09/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820569	xxxxxx	31720880	xxxxxx	09/24/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-10-01): Clearance LOE provided	10/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820610	xxxxxx	31707697	xxxxxx	09/24/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx and Signor for Seller, xxxxxx		Reviewer Comment (2024-10-03): Received Fraud and OFAC searches run on settlement agent, xxxxxx and Signor for Seller, xxxxxx. Exception cleared.	10/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820610	xxxxxx	31707758	xxxxxx	09/24/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2024-09-24): Client elects to waive			09/24/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820610	xxxxxx	31721085	xxxxxx	09/24/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2024-10-02): SitusAMC received earliest e-consent dated xxxxxx .	10/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820610	xxxxxx	31721504	xxxxxx	09/24/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The 1003 reflects the borrower currently rents at xxxxxx for 6 months (VOR in file from xxxxxx to Present) and prior to that lived rent free at xxxxxx The VOR in file reflects the borrower rented at xxxxxx from xxxxxx xxxxxx and xxxxxx from xxxxxx xxxxxx . Provide the corrected 1003 with correct primary housing history.		Reviewer Comment (2024-10-02): Corrected 1003 provided	10/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820610	xxxxxx	31721562	xxxxxx	09/24/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-10-01): Clearance report provided	10/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820610	xxxxxx	31721599	xxxxxx	09/24/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $390,890.43 is over disclosed by $319.50 compared to the calculated Amount Financed of $390,570.93 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The Appraisal Management Fee was not included		Reviewer Comment (2024-10-17): SitusAMC received Letter of Explanation, Proof of Delivery, Corrected CD.		10/17/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820610	xxxxxx	31721600	xxxxxx	09/24/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $712,566.63 is under disclosed by $319.50 compared to the calculated Finance Charge of $712,886.13 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The Appraisal Management Fee was not included		Reviewer Comment (2024-10-17): SitusAMC received Letter of Explanation, Proof of Delivery, Corrected CD.		10/17/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820610	xxxxxx	31918924	xxxxxx	10/16/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-10-20): Client elects to waive. PDI received dated xxxxxx: No Damage			10/20/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820262	xxxxxx	31697338	xxxxxx	09/24/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-09-26): Received Title Final. Exception cleared.	09/26/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820262	xxxxxx	31697342	xxxxxx	09/24/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2024-09-26): Received Title Final. Exception cleared.	09/26/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820262	xxxxxx	31697359	xxxxxx	09/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		The senior lien original Note and most recent mortgage statement are missing from the loan file.		Reviewer Comment (2024-10-03): Received recent mortgage statemen. Exception cleared. Reviewer Comment (2024-09-26): Received 1st lien Note document. Provided Mortgage Statement is for xxxxxx Provide most recent mortgage statement. Exception remains.	10/03/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820262	xxxxxx	31697386	xxxxxx	09/24/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Total Minimum Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/2570788)	The Final CD, page 1 does not reflect the estimated taxes, insurance and assessments, if applicable.		Reviewer Comment (2024-10-03): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-09-30): SitusAMC received Corrected CD. Missing copy of LOE to borrower which accompanied the PCCD to finalize cure.		10/03/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	820262	xxxxxx	31697387	xxxxxx	09/24/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	The Final CD, page 4 does not reflect the estimated taxes, insurance and assessments, if applicable.		Reviewer Comment (2024-10-03): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-09-30): SitusAMC received Corrected PCCD. Missing LOE to borrower.		10/03/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	820262	xxxxxx	31697392	xxxxxx	09/24/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	The Final CD, page 1 does not reflect the estimated taxes, insurance and assessments, if applicable.		Reviewer Comment (2024-10-03): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-09-30): SitusAMC received Corrected PCCD. Missing LOE to borrower.		10/03/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	820262	xxxxxx	31697393	xxxxxx	09/24/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	The Final CD, page 4 does not reflect the estimated taxes, insurance and assessments, if applicable.		Reviewer Comment (2024-10-03): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-09-30): SitusAMC received Corrected PCCD. Missing LOE to borrower.		10/03/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	820262	xxxxxx	31697394	xxxxxx	09/24/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The Final CD, page 4 does not reflect the reason an escrow account was not established.		Reviewer Comment (2024-10-03): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-09-30): SitusAMC received Corrected PCCD. Missing LOE to borrower.		10/03/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	820262	xxxxxx	31720982	xxxxxx	09/24/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-10-03): Clearance report provided	10/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820409	xxxxxx	31703389	xxxxxx	09/24/2024	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Gift Letter reflects gift amount of $50,000.00; however, Wire Confirmation & Deposit receipt document reflect amount of $38,000.00.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-03): Client elects to waive with verified compensation factors			10/03/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820409	xxxxxx	31703429	xxxxxx	09/24/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-09-24): Client elects to waive			09/24/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820409	xxxxxx	31721728	xxxxxx	09/24/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx P&L Statement	Guidelines require 24 month P&L; however, file contained 12 month P&L. Provide additional 12 month P&L.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-03): Client elects to waive with verified compensation factors			10/03/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820599	xxxxxx	31667262	xxxxxx	09/10/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-11-07): The TPOL was provided.	11/07/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820599	xxxxxx	31667263	xxxxxx	09/10/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 676 is less than Guideline representative FICO score of 700.	Representative FICO score of 676 is less than Guideline representative FICO score of 700.		Reviewer Comment (2024-09-12): Recevied updated matrix, exception cleared.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820599	xxxxxx	31667265	xxxxxx	09/10/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-11-07): The TPOL was provided. Reviewer Comment (2024-09-10): Client elects to waive.	11/07/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820352	xxxxxx	31735211	xxxxxx	09/25/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx P&L Statement	Provide additional 12 month P&L. Guidelines require 24-month statement of P&L completed by the same licensed 3rd party preparer/reviewer who provided the CPA letter.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-09): Client elects to waive with verified compensation factors Reviewer Comment (2024-10-07): The same CPA letter was provided that was in file at time of review. Please review the original condition. Provide additional 12 month P&L. Guidelines require 24-month statement of P&L completed by the same licensed 3rd party preparer/reviewer who provided the CPA letter.			10/09/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820745	xxxxxx	31703896	xxxxxx	09/25/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Verification appraisal was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2024-09-30): The client elects to waive.			09/30/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820745	xxxxxx	31703897	xxxxxx	09/25/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)	Verification appraisal was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2024-09-30): The client elects to waive.			09/30/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819636	xxxxxx	31703918	xxxxxx	09/25/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $63.00 exceeds tolerance of $48.00 plus 10% or $52.80. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2024-09-20): Sufficient Cure Provided At Closing		09/20/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	819636	xxxxxx	31734771	xxxxxx	09/25/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-10-01): Received Credit Report - Gap. Exception cleared.	10/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819636	xxxxxx	31734913	xxxxxx	09/25/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal dated xxxxxx .		Reviewer Comment (2024-10-01): xxxxxx appraisal provided	10/01/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819626	xxxxxx	31685847	xxxxxx	09/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-09-27): Received Articles of Organization/Formation. Exception cleared.	09/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819626	xxxxxx	31685848	xxxxxx	09/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-09-30): Per Guidelines, a certificate of good standing, dated within 12 months is required for all entities starting 12 months after the formation date. Entity formed xxxxxx .Exception cleared.	09/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819626	xxxxxx	31685849	xxxxxx	09/24/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided				Reviewer Comment (2024-09-30): Received agent letter. Exception cleared.	09/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819626	xxxxxx	31685850	xxxxxx	09/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-09-30): Received Employer Identification Number (EIN). Exception cleared.	09/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819626	xxxxxx	31685897	xxxxxx	09/24/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		ACH (accepted or denied), the Credit and background Authorization are missing		Reviewer Comment (2024-09-30): Received the Credit and background Authorization. Exception cleared.	09/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819626	xxxxxx	31723108	xxxxxx	09/24/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		OFAC is missing for all participants		Reviewer Comment (2024-09-30): Received OFAC run search for all participants. Exception cleared	09/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819626	xxxxxx	31723151	xxxxxx	09/24/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal with a completion date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2024-10-01): Prelim appraisal provided Reviewer Comment (2024-09-30): A Desk Review (CDA) is conducted on an appraisal provided to the desk review company. The CDA in the file reflects an appraisal dated xxxxxx that was provided to them to conduct the desk review. Please provide the appraisal dated xxxxxx that was provided to xxxxxx. We need all appraisals associated with this transaction to ensure no material changes happened.	10/01/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819626	xxxxxx	31723163	xxxxxx	09/24/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.	First Time Investor not allowed on C/O transactions per investor matrix.	Reviewer Comment (2024-10-01): Track record documents and owning Entity documents provided to support experienced investor.

Reviewer Comment (2024-10-01): The investor requested the DD review the documentation provided by the Seller which was done. An email was sent both to the investor and to the Seller. DOT's provided for 3 properties owned by xxxxxx > 1 year. Evidence of ownership in xxxxxx will be required for the Guarantor.

Reviewer Comment (2024-10-01): DOT's provided for 3 properties owned by xxxxxx > 1year. Evidence of ownership in xxxxxx will be required for the Guarantor.

Reviewer Comment (2024-10-01): The only DOT's provided were for two properties dated xxxxxx which is not evidence of properties owned 1 year or more. Provide the property profile reports for properties owned > 1 year.

Reviewer Comment (2024-09-30): Please provide evidence of an experienced investor.
															10/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819626	xxxxxx	31723238	xxxxxx	09/24/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Wire Ticket to Settlement Agent.		Reviewer Comment (2024-09-30): Received Wire Ticket to Settlement Agent. Exception cleared	09/30/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	822013	xxxxxx	31694847	xxxxxx	09/24/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction are not included in the Fraud Report and OFAC searches. Missing OFAC verification for Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agent.		Reviewer Comment (2024-09-27): OFAC searches for all loan participants were provided. Reviewer Comment (2024-09-27): Received OFAC search for Appraiser Trainee. Provide OFAC for Appraiser Supervisor, xxxxxx, Broker (Unable to very the Individual name), Loan Officer, xxxxxx, Settlement Agent (Unable to verify the person who has signed the HUD). Exception remains.	09/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	822013	xxxxxx	31694923	xxxxxx	09/24/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA address does not match the Note address. Reflects xxxxxx.		Reviewer Comment (2024-09-27): A corrected CDA was provided.	09/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	822013	xxxxxx	31723268	xxxxxx	09/24/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Wire Ticket to Settlement Agent.		Reviewer Comment (2024-09-27): Received Wire Trade Ticket to Settlement Agent. Exception cleared.	09/27/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	822013	xxxxxx	31723315	xxxxxx	09/24/2024	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Property is on a delayed listing and temp off the market. A Delayed Listing is when a property is under an executed Listing Agreement with the seller but is not ready to be on the market.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2024-10-03): Client elects to waive with verified compensation factors Reviewer Comment (2024-10-02): This was passed to the investor. Email to investor: The Seller will need to provide the withdrawal of the listing and the cancelled executed listing agreement that was in place. Reviewer Comment (2024-09-30): Evidence of the listing being removed was not provided. Reviewer Comment (2024-09-30): Evidence the listing was removed was not found.			10/03/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820470	xxxxxx	31709034	xxxxxx	09/25/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-09-27): The final title policy was provided.	09/27/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820470	xxxxxx	31709314	xxxxxx	09/25/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML Provision) New York Subprime Loan (Ability to Repay not Verified)	New York Subprime Loan: Borrower’s ability to repay not verified with reliable documentation.			Reviewer Comment (2024-09-25): Client elects to waive			09/25/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820470	xxxxxx	31709315	xxxxxx	09/25/2024	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Non-Compliant	New York Subprime Loan: APR on subject loan of 9.14907% or Final Disclosure APR of 9.21900% is in excess of allowable threshold of Prime Mortgage Market Rate 6.49000 + 1.75%, or 8.24000%. Non-Compliant SubPrime Loan.			Reviewer Comment (2024-09-25): Client elects to waive			09/25/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820470	xxxxxx	31735814	xxxxxx	09/25/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Seller CD in file for the sale of previous primary residence on xxxxxx Seller CD has the payoff of 2 mortgages not reporting on Borrowers' credit report. Please provide a VOM for the following mortgages 1) First Mortgage Loan in the amount of $xxxxxx (no lender name provided) and 2) Second Mortgage Loan in the amount of $xxxxxx (no lender name provided)		Reviewer Comment (2024-09-30): Evidence the mortgage was in the borrower's spouse's name was provided.	09/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820470	xxxxxx	31735929	xxxxxx	09/25/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $600,500.00 is less than the note amount of $xxxxx based on the Preliminary in file.			Reviewer Comment (2024-09-27): The final title policy was provided.	09/27/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820470	xxxxxx	31738626	xxxxxx	09/25/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)	New York Subprime Loan: Counseling Disclosure not provided to borrower.			Reviewer Comment (2024-09-25): Client elects to waive			09/25/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819206	xxxxxx	31717765	xxxxxx	09/25/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2024-09-30): Received Final 1003. Exception cleared.	09/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819206	xxxxxx	31735299	xxxxxx	09/25/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The lien for the subject property does not appear on the credit report. Pay history and payoff provided. Provide the VOM.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-10-01): Client elects to waive with verified compensation factors Reviewer Comment (2024-09-30): Received Pay history which was already provided in file. The document requested is for the VOM for the subject property. Exception remains.			10/01/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819206	xxxxxx	31735393	xxxxxx	09/25/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2024-09-25): Client elects to waive			09/25/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819206	xxxxxx	31738677	xxxxxx	09/25/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Properties owned for < 6 month are ineligible for C/O if not obtained through a divorce or inheritance. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-09-25): Client elects to waive with verified compensation factors			09/25/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819206	xxxxxx	31738703	xxxxxx	09/25/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Address: xxxxxx Other Other	Provide evidence the properties are free and clear. The property profile reports reflect a lien with xxxxxx on each property that does not appear on the credit report. An LOE from the borrower stating the property is free and clear is not acceptable.		Reviewer Comment (2024-09-27): Received property history report. Exception cleared.	09/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820736	xxxxxx	31717697	xxxxxx	09/25/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-10-01): Received Credit Report - Gap. Exception cleared.	10/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820736	xxxxxx	31735746	xxxxxx	09/25/2024	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Missing N from address.		Reviewer Comment (2024-10-04): Updated appraisal provided	10/04/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820736	xxxxxx	31735765	xxxxxx	09/25/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Missing N from address.		Reviewer Comment (2024-10-04): Updated appraisal provided	10/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820736	xxxxxx	31738785	xxxxxx	09/25/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $75.00 exceeds tolerance of $60.00 plus 10% or $66.00. Insufficient or no cure was provided to the borrower. xxxxxx	Cure provided on the Final CD. Once all tolerance issues are addressed, this condition will also be addressed.		Reviewer Comment (2024-10-14): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		10/14/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820736	xxxxxx	31738786	xxxxxx	09/25/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $625.00 exceeds tolerance of $575.00. Insufficient or no cure was provided to the borrower. (7506)	The COC in file only reflects rush fee added. No other information was provided (i.e. who requested the rush, why was the rush requested, when the rush was requested, etc) to determine if the COC is valid.		Reviewer Comment (2024-10-14): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2024-10-07): SitusAMC Received PCCD showing Cure as $59 under section J, LOE stating cure for Appraisal fee and Copy of check; however, Proof of Mailing not provided. Also, PCCD should reflect Cure as $74 (24+50) under section J as final CD already shows cure of $24 under section J. Provide Corrected PCCD showing Cure $74 and Proof of Mailing.		10/14/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820736	xxxxxx	31817149	xxxxxx	10/04/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.45087% or Final Disclosure APR of 9.45100% is equal to or greater than the threshold of APOR 6.43% + 1.5%, or 7.93000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the updated appraisal dated xxxxxx was delivered to the borrower.		Reviewer Comment (2024-10-10): Delivery provided	10/10/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820736	xxxxxx	31817150	xxxxxx	10/04/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the updated appraisal dated xxxxxx was delivered to the borrower.		Reviewer Comment (2024-10-10): Delivery provided	10/10/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820736	xxxxxx	31875268	xxxxxx	10/10/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-10-10): Client elects to waive			10/10/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815192	xxxxxx	31736760	xxxxxx	09/25/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Third Party Verification	CPA letter in file is more than 90 days old at closing. The VOE by Lender dated xxxxxx references the outdated CPA letter, however is not acceptable for SE. The CPA letter was also used to verify ownership % for the business assets. Further, Department of State search verifying the business is active is not dated.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-01): Client elects to waive with verified compensation factors Reviewer Comment (2024-10-01): Received Department of State with pull date. However, provided CPA Letter dated is post-closing. Exception remains. Reviewer Comment (2024-09-27): Received Department of State with pull date, however received only page 1 of 2, provide all pages. Also provide CPA letter, Tax Preparer letter, operating agreement, or equivalent to verify the ownership % of the business. Exception remains.			10/01/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818993	xxxxxx	31717611	xxxxxx	09/26/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $68.00 exceeds tolerance of $35.00 plus 10% or $38.50. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2024-09-23): Sufficient Cure Provided At Closing		09/23/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	818993	xxxxxx	31717612	xxxxxx	09/26/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $575.00 exceeds tolerance of $550.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2024-09-23): Sufficient Cure Provided At Closing		09/23/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	818993	xxxxxx	31717613	xxxxxx	09/26/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $200.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (75104)			Reviewer Comment (2024-09-23): Sufficient Cure Provided At Closing		09/23/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	818993	xxxxxx	31738847	xxxxxx	09/26/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor requested exception for rural characteristics. The property sits on a parcel consisting of xxxxxx The survey shows xxxxxx parcels split.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-27): The client elects to waive.			10/04/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818993	xxxxxx	31739045	xxxxxx	09/26/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-09-26): Client elects to waive			09/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818993	xxxxxx	31746915	xxxxxx	09/26/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Form 1007 or 1025, with Market Rents, Other	Departing residence: Lease, security deposit + 1 months rent via cancelled checks and 1007 is required. Lease provided and copy of checks for security deposit + 1 month rent. 1007 was not provided as well as checks are not cancelled.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-03): Client elects to waive with verified compensation factors			10/03/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818993	xxxxxx	31746917	xxxxxx	09/26/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, Address: xxxxxx Address: xxxxxx Address: xxxxxx Address: xxxxxx Other Other Other Other Other	2 months rent receipt required when rental income is used to qualify.		Reviewer Comment (2024-10-04): Evidence these properties are in an LLC name was provided. Reviewer Comment (2024-10-03): Property profile report provided for property on xxxxxx. Debt is in LLC's name and borrower is not obligated. Rents not needed for xxxxxx are removed.	10/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818993	xxxxxx	31746997	xxxxxx	09/26/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The 1003 does not reflect the mortgage information for the properties on xxxxxx nor evidence provided the debt is not in the borrower's name. Debt was included in the ratios.		Reviewer Comment (2024-10-04): Evidence these properties are in an LLC name was provided. Reviewer Comment (2024-10-03): Property profile report provided for property on xxxxxx. Debt is in LLC's name and borrower is not obligated. Still pending evidence for xxxxxx.	10/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818993	xxxxxx	31747012	xxxxxx	09/26/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The debt for the mortgages do not appear on the credit report. VOM + 6 months pay history were not provided for the properties at xxxxxx If debt does not belong to the borrower's, evidence of this will need to be provided. Mortgage Statements are not sufficient.		Reviewer Comment (2024-10-04): Evidence these properties are in an LLC name was provided. Reviewer Comment (2024-10-03): Property profile report provided for property on xxxxxx. Debt is in LLC's name and borrower is not obligated. VOM not required for xxxxxx.	10/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819843	xxxxxx	31725029	xxxxxx	09/26/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Verification final appraisal report was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2024-09-26): Client elects to waive			09/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	819843	xxxxxx	31739111	xxxxxx	09/26/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception to not need further documentation from the ex wife for the missing 3 months of housing history for previous residence. Borrower was divorced in the last 12 months. He's been renting since October 2023. The marital property was sold and the borrower was only on title.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-09-26): Client elects to waive with verified compensation factors			09/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	819843	xxxxxx	31747190	xxxxxx	09/26/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) is incomplete		Investor exception to waive VOR form and accept ledger in lieu of.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-09-26): Client elects to waive with verified compensation factors			09/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	819932	xxxxxx	31722275	xxxxxx	09/26/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2024-09-26): Client elects to waive			09/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819932	xxxxxx	31722276	xxxxxx	09/26/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.63923% or Final Disclosure APR of 8.69600% is equal to or greater than the threshold of APOR 6.15% + 1.5%, or 7.65000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2024-10-02): Appraisal delivery provided Reviewer Comment (2024-09-30): A Waiver of the 3-day Rule for receiving the appraisal is unacceptable on HPML loans. 12 CFR 1026.35(c)(6)(ii) Timing	10/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819932	xxxxxx	31722277	xxxxxx	09/26/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-10-02): Appraisal delivery provided Reviewer Comment (2024-09-30): A Waiver of the 3-day Rule for receiving the appraisal is unacceptable on HPML loans. 12 CFR 1026.35(c)(6)(ii) Timing	10/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819932	xxxxxx	31722309	xxxxxx	09/26/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	The file contains E-sign consent dated xxxxxx . However the initial e-signed Loan Estimate is dated xxxxxx .		Reviewer Comment (2024-10-01): SitusAMC Received Earliest E-Consent.	10/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819932	xxxxxx	31747473	xxxxxx	09/26/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The individual Settlement Agent, is missing.		Reviewer Comment (2024-09-30): An updated FraudGuard with the settlement agent included was provided.	09/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819932	xxxxxx	31747642	xxxxxx	09/26/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx WVOE - Includes Income	Variable income must be verified via a written WVOE.		Reviewer Comment (2024-10-01): Received WVOE. Exception cleared.	10/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820888	xxxxxx	31723909	xxxxxx	09/26/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 52.19820% exceeds Guideline total debt ratio of 50.00000%.	Investor Exception: DTI Exceeds the requirement of 50% for the loan file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-26): Client elects to waive with verified compensation factors			09/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820888	xxxxxx	31723966	xxxxxx	09/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Investor Exception: DTI Exceeds the requirement of 50% for the loan file.		Reviewer Comment (2024-09-26): Loan has been designated as Non-QM so this exception is no longer valid	09/26/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820888	xxxxxx	31723967	xxxxxx	09/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Investor Exception: DTI Exceeds the requirement of 50% for the loan file.		Reviewer Comment (2024-09-26): Loan has been designated as Non-QM so this exception is no longer valid	09/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820888	xxxxxx	31723968	xxxxxx	09/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.19820% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Investor Exception: DTI Exceeds the requirement of 50% for the loan file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-26): Client elects to waive with verified compensation factors			09/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820888	xxxxxx	31747757	xxxxxx	09/26/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx WVOE - Includes Income	Variable income must be verified with xxxxxx form 1005, WVOE. The work number was provided in lieu of.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-01): Client elects to waive with verified compensation factors			10/01/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818847	xxxxxx	31724955	xxxxxx	09/26/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)	Evidence of receipt of the appraisal 3 business days prior to consummation not located in the file.		Reviewer Comment (2024-09-26): Client elects to waive			09/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818847	xxxxxx	31724962	xxxxxx	09/26/2024	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided)	Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.			Reviewer Comment (2024-09-26): Client elects to waive			09/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818847	xxxxxx	31724963	xxxxxx	09/26/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)	The Final CD reflects a Lender Cure of $92.70.		Reviewer Comment (2024-09-24): Sufficient Cure Provided At Closing		09/24/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	821275	xxxxxx	31736712	xxxxxx	09/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Seller, xxxxxx is missing.		Reviewer Comment (2024-10-01): Updated clearance report provided Reviewer Comment (2024-09-30): Received Fraud Report with the required parties to the transaction. However there are red flags which are not addressed. Exception remains.	10/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	821275	xxxxxx	31736713	xxxxxx	09/27/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor approval in file for new condo, the common facilities are not completed yet and HOA control from developer will be transferred to the unit owner around Dec 2025. Comp factors FICO 30+ points > minimum required. Residual income more than 1.5x the amount required by guidelines; 0x30 for 24 months on all mortgages.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-27): The client elects to waive.			09/27/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	821275	xxxxxx	31736726	xxxxxx	09/27/2024	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender		Appraisal Transfer Letter transferring appraisal from previous lender i.e xxxxxx to the lender xxxxxx was provided.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-27): The client elects to waive.			09/27/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	821275	xxxxxx	31736795	xxxxxx	09/27/2024	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.			Reviewer Comment (2024-09-27): The client elects to waive.			09/27/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	821275	xxxxxx	31747264	xxxxxx	09/27/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Closing Protection Letter in file does not include the correct lender.		Reviewer Comment (2024-09-30): An updated CPL with the correct Lender's name was provided.	09/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820183	xxxxxx	31733554	xxxxxx	09/27/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-09-27): The client elects to waive.			09/27/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	820183	xxxxxx	31733561	xxxxxx	09/27/2024	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx Appraisal Re-Inspection Fee	The Final Closing Disclosure did not disclose the payee name for the Final Inspection Fee.		Reviewer Comment (2024-09-27): The client elects to waive.			09/27/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	N/A	Non QM	Yes	Mortgagor Focused
xxxxxx	820183	xxxxxx	31733563	xxxxxx	09/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx is missing.		Reviewer Comment (2024-10-04): Received Fraud and OFAC run search on the Settlement Agent, xxxxxx. Exception cleared.	10/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	820060	xxxxxx	31748386	xxxxxx	09/27/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The PPP to the Note does not reflect the Business Entity.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-26): Client elects to waive			09/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820060	xxxxxx	31748460	xxxxxx	09/27/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file for three layers of entity layering. Per guidelines, multi-level entity structures are allowed subject to entity documentation requirements met for all entities. Only OA provided for owning LLC of the Borrowing Entity.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-26): Client elects to waive with verified compensation factors			09/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820275	xxxxxx	31693963	xxxxxx	06/06/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-07-11): Final Policy provided and updated exception cleared	07/11/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820275	xxxxxx	31693964	xxxxxx	06/06/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $750,000.00 is less than the note amount of $xxxxx based on the Commitment in file.			Reviewer Comment (2024-07-11): Final Policy provided and updated exception cleared	07/11/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820275	xxxxxx	31693968	xxxxxx	06/06/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Missing 12 months verification of rent. The letter of explanation provided for the Borrower's credit inquiries reflects a statement by the borrower that they are living in an apartment before purchasing a home. However, conflicting information on the final loan application reflects borrower's current address as their business address for their self-employment income and a rental payment amount of $0.00.		Reviewer Comment (2024-07-11): Lease agreement provided for 12 months exception cleared	07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820275	xxxxxx	31693969	xxxxxx	06/06/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing additional asset documentation to support cash to close and the required 4 months reserves. The evidence of access to funds for the business asset statements provided support borrower's ownership interest and usability of 51%.		Reviewer Comment (2024-08-13): Evidence of Access to Funds document received for borrower's business account access. Information updated and Exception Cleared. Reviewer Comment (2024-07-11): Documented qualifying Assets for Closing of $85,410.57 is less than Cash From Borrower $102,999.80 additional asset documentation required to meet cash to close and reserves. Exception remains	08/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820275	xxxxxx	31693970	xxxxxx	06/06/2024	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	Missing additional asset documentation to support cash to close and the required 4 months reserves. The evidence of access to funds for the business asset statements provided support borrower's ownership interest and usability of 51%.	Reviewer Comment (2024-08-13): Evidence of Access to Funds document received for borrower's business account access. Information updated and Exception Cleared.

Reviewer Comment (2024-07-15): Exception Remains - As per CPA borrower has 51% ownership in business so considered on 51% assets to qualify, Required additional bank statements to cover cash from borrower or if we can considered it 100% usability than required Letter of explanation.

Reviewer Comment (2024-07-11): Documented qualifying Assets for Closing of  $85,410.57 is less than Cash From Borrower $102,999.80 additional asset documentation required to meet cash to close and reserves. Exception remains
															08/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820275	xxxxxx	31693971	xxxxxx	06/06/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 4.00.	Missing additional asset documentation to support cash to close and the required 4 months reserves. The evidence of access to funds for the business asset statements provided support borrower's ownership interest and usability of 51%.		Reviewer Comment (2024-08-13): Evidence of Access to Funds document received for borrower's business account access. Information updated and Exception Cleared. Reviewer Comment (2024-07-11): Documented qualifying Assets for Closing of $85,410.57 is less than Cash From Borrower $102,999.80 additional asset documentation required to meet cash to close and reserves. Exception remains	08/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820275	xxxxxx	31693972	xxxxxx	06/06/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to missing additional asset documentation to support cash to close and the required 4 months reserves. The evidence of access to funds for the business asset statements provided support borrower's ownership interest and usability of 51%.		Reviewer Comment (2024-08-13): Evidence of Access to Funds document received for borrower's business account access. Information updated and Exception Cleared.	08/13/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820275	xxxxxx	31693973	xxxxxx	06/06/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Missing additional asset documentation to support cash to close and the required 4 months reserves. The evidence of access to funds for the business asset statements provided support borrower's ownership interest and usability of 51%.		Reviewer Comment (2024-08-13): Evidence of Access to Funds document received for borrower's business account access. Information updated and Exception Cleared.	08/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820275	xxxxxx	31693974	xxxxxx	06/06/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $85,410.57 is less than Cash From Borrower $102,999.80.	Missing additional asset documentation to cover cash to close. The evidence of access to funds for the business asset statements provided support borrower's ownership interest and usability of 51%. Borrower was short funds to close of $17,589.23.		Reviewer Comment (2024-08-13): Evidence of Access to Funds document received for borrower's business account access. Information updated and Exception Cleared.	08/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820276	xxxxxx	31693975	xxxxxx	08/06/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-08-14): Final title policy document provided. Exception cleared.	08/14/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820276	xxxxxx	31693976	xxxxxx	08/06/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-08-14): Final title policy document provided. Exception cleared.	08/14/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	820179	xxxxxx	31737704	xxxxxx	09/27/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Provided HOI Policy is missing ISOA/ATIMA in the mortgagee clause, lender only name provided.		Reviewer Comment (2024-10-17): Updated HOI provided	10/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820179	xxxxxx	31737719	xxxxxx	09/27/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx	The fraud report reflects red flags which were not addressed.		Reviewer Comment (2024-10-03): GSA search provided and all REO's were disclosed on 1003.	10/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820179	xxxxxx	31747254	xxxxxx	09/27/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.		Reviewer Comment (2024-10-03): Supplement provided	10/03/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	819277	xxxxxx	31739664	xxxxxx	09/27/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Verification final appraisal report was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2024-09-27): The client elects to waive.			09/27/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	819277	xxxxxx	31739665	xxxxxx	09/27/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:7713 xxxxxx)	Verification preliminary appraisal report was delivered to borrower at least 3 business days prior to closing was not provided.		Reviewer Comment (2024-09-27): The client elects to waive.			09/27/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	819277	xxxxxx	31741089	xxxxxx	09/27/2024	Credit	Employment	Miscellaneous	Employment	The verification of employment was not obtained within 10 days of the note date.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx	Only the WVOE was provided and is dated xxxxxx .		Reviewer Comment (2024-10-08): Received VVOE. Exception cleared. Reviewer Comment (2024-10-03): Received VVOE is dated post closing. Provide VVOE dated within 10 days prior the note date. Exception remains.	10/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	819277	xxxxxx	31741329	xxxxxx	09/27/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-10-01): Received E-Sign Consent Agreement. Exception cleared.	10/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	819277	xxxxxx	31766343	xxxxxx	09/27/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Missing 6 months of payments for the subject property. The previous loan is a construction loan with only 4 months. The file has an Investor Exception for this.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-27): The client elects to waive.			09/27/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820942	xxxxxx	31746307	xxxxxx	09/30/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	Second Appraisal Fee was not disclosed on the Loan Estimate, but was disclosed as $200.00 on the xxxxxx and Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $200.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	Reviewer Comment (2024-10-14): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing.

Reviewer Comment (2024-10-09): SitusAMC received PCCD, LOE, Refund Check and Proof of Mailing.   USPS tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.

Reviewer Comment (2024-10-03): SitusAMC received PCCD, LOE and Proof of Mailing; Copy of check is missing. Also, USPS  tracking indicates label has been created, but package has not been shipped. Proof of mailing and Copy of check required to cure.

Reviewer Comment (2024-10-01): SitusAMC received rebuttal to refer COC dated xxxxxx .However, there is no valid reason as to why the Second appraisal were added on CD dated xxxxxx for $200. Kindly provide a valid COC as to why the fee added or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.
																10/14/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	820942	xxxxxx	31764110	xxxxxx	09/30/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved Lender Exception in file for Rural property. Comp factors LTV/CLTV 10% or more below the maximum allowed; DTI < 40%; and Credit score 30+ points > minimum required.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-27): The client elects to waive.			09/27/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	821102	xxxxxx	31747274	xxxxxx	09/30/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Evidence of earlier borrower receipt of the List of Homeownership Counseling was missing from the file.		Reviewer Comment (2024-09-27): The client elects to waive.			09/27/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	821102	xxxxxx	31764900	xxxxxx	09/30/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved/Satisfied Lender Exception in file for the HOA master has no flood insurance. Comp factors are FICO 30+ points > minimum required; DTI < 40%; and LTV/CLTV5% or more below the maximum allowed	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-09-27): The client elects to waive.			09/27/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822630	xxxxxx	31770027	xxxxxx	09/30/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Per the investor's overlays, FICO of 660 max LTV/CLTV is 75%	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-10-02): Client elects to waive with verified compensation factors Reviewer Comment (2024-10-01): The condition is valid and cannot be waived. The investor has overlays to the lender's guidelines. Minimum FICO for P&L program is 680 or 660 with a max LTV of 75%. Loan closed at 80% and borrower's FICO is < 680.			10/02/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821357	xxxxxx	31748907	xxxxxx	09/30/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal dated xxxxxx .		Reviewer Comment (2024-10-03): Prelim appraisal provided	10/03/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	821357	xxxxxx	31748924	xxxxxx	09/30/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster end date xxxxxx Appraisal effective date, or last date inspected was xxxxxx		Reviewer Comment (2024-10-15): PDI received.	10/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	821357	xxxxxx	31749046	xxxxxx	09/30/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.67 is less than Guideline PITIA months reserves of 6.00.	Reserves requirement not met.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-03): Client elects waive with verified compensation factors			10/03/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	821357	xxxxxx	31763681	xxxxxx	09/30/2024	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		2 months of business bank statements, deposits must support 80% of the monthly income reflected on the P&L		Reviewer Comment (2024-10-03): Considered borrower co mingled account. Exception cleared.	10/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	821249	xxxxxx	31767968	xxxxxx	10/01/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2024-10-02): GA provided	10/02/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	821249	xxxxxx	31779819	xxxxxx	10/01/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The PPP addendum to the Note does not reflect the Business Entity.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-01): Client elects to waive			10/01/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820727	xxxxxx	31763849	xxxxxx	10/01/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-10-01): Client elects to waive			10/01/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820727	xxxxxx	31779644	xxxxxx	10/01/2024	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Provide the update gift letter. Gift letter reflects $195,000 for gift funds, however wire provided only reflects $127,000.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-03): Client elects to waive with verified compensation factors			10/03/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	821301	xxxxxx	31767875	xxxxxx	10/01/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-10-01): Client elects to waive			10/01/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	821114	xxxxxx	31767947	xxxxxx	10/01/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-10-01): Client elects to waive			10/01/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	821114	xxxxxx	31767952	xxxxxx	10/01/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,900.00 exceeds tolerance of $1,500.00. Insufficient or no cure was provided to the borrower. (7506)	Fee Amount of $1,700.00 exceeds tolerance of $1,500.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2024-10-03): SitusAMC: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception.	10/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	821114	xxxxxx	31767955	xxxxxx	10/01/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception: One of borrower's income is deposited into a family trust account. However, comp factors are incorrect. Credit score is not 30+ points above the minimum. Minimum 720 for loan amount and escrow waiver.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2024-10-04): The client elects to waive. Reviewer Comment (2024-10-02): Correct comp factors were not provided. The credit score is not 30+ above the minimum as the minimum is 720 for an escrow waiver and for the loan amount. The investor will need to update the exception form provided.			10/04/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	821114	xxxxxx	31781916	xxxxxx	10/01/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $3,229,894.10 is over disclosed by $168.00 compared to the calculated Amount Financed of $3,229,726.10 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Appraisal management fee for both appraisals which were $200/each was not included.	Reviewer Comment (2024-10-08): Exception cured at closing.

Reviewer Comment (2024-10-04): The appraisal amount excluded is excluded from finance charge testing.  The appraisal management fee is not.  Per the provided invoice, the appraisal fee was $1500 and the management fee was $200 for each appraisal.  There were two appraisals and the management fee was the same for both. $400 in Appraisal Management Fees are tested as finance charges.  Cure in the amount of $168 is required.  Cure must include PCCD, LOE, Copy of refund check, Re-opening of rescission and proof of delivery.

Reviewer Comment (2024-10-03): The appraisal fee itself is not a finance charge and will not affect over or under disclosure of finance charges and amount financed.
																10/08/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	821114	xxxxxx	31781917	xxxxxx	10/01/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $4,849,800.97 is under disclosed by $168.00 compared to the calculated Finance Charge of $4,849,968.97 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Appraisal management fee for both appraisals which were $200/each was not included.	Reviewer Comment (2024-10-08): Exception cured at closing.

Reviewer Comment (2024-10-04): The appraisal amount excluded is excluded from finance charge testing.  The appraisal management fee is not.  Per the provided invoice, the appraisal fee was $1500 and the management fee was $200 for each appraisal.  There were two appraisals and the management fee was the same for both. $400 in Appraisal Management Fees are tested as finance charges.  Cure in the amount of $168 is required.  Cure must include PCCD, LOE, Copy of refund check, Re-opening of rescission and proof of delivery.

Reviewer Comment (2024-10-03): The appraisal fee itself is not a finance charge and will not affect over or under disclosure of finance charges and amount financed.
																10/08/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	821114	xxxxxx	31808515	xxxxxx	10/03/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,900.00 exceeds tolerance of $1,500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Sufficient cure provided at closing.		Reviewer Comment (2024-10-03): Sufficient Cure Provided At Closing		10/03/2024		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	819772	xxxxxx	31739265	xxxxxx	10/01/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-10-03): FTP provided	10/03/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819772	xxxxxx	31739266	xxxxxx	10/01/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2024-10-03): FTP provided	10/03/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819772	xxxxxx	31771329	xxxxxx	10/01/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title reflects an address of xxxxxx vs. Note which reflects xxxxxx		Reviewer Comment (2024-10-03): FTP provided with correct address	10/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	819772	xxxxxx	31783687	xxxxxx	10/01/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.				Reviewer Comment (2024-10-03): Received Invoice reflecting the premium. Exception cleared.	10/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	822454	xxxxxx	31740610	xxxxxx	09/24/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary xxxxxx)	Date valuation provided to applicant is prior to the date when valuation was performed.		Reviewer Comment (2024-09-24): Client elects to waive			09/24/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822454	xxxxxx	31740612	xxxxxx	09/24/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided to the borrower.		Reviewer Comment (2024-09-24): Client elects to waive			09/24/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821527	xxxxxx	31783183	xxxxxx	10/03/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-10-08): FTP provided	10/08/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	821527	xxxxxx	31783184	xxxxxx	10/03/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-10-08): FTP provided Reviewer Comment (2024-10-08): No new document received. Please try uploading again Final title policy. Exception remains. Reviewer Comment (2024-10-06): No new documents received. Please try uploading again. Reviewer Comment (2024-10-04): No new document received. Please try uploading again Final title policy. Exception remains.	10/08/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	821527	xxxxxx	31783222	xxxxxx	10/03/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA Report reflects address as xxxxxx per Note. Provide updated CDA Report reflecting the correct address as per Note.		Reviewer Comment (2024-10-11): Updated CDA provided Reviewer Comment (2024-10-06): All addresses must match and the CDA must be updated. Highlighting the loan number and APN on existing documents does not clear this condition.	10/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	821527	xxxxxx	31783230	xxxxxx	10/03/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Certificate reflects address as xxxxxx per Note. Provide updated Flood Certificate reflecting the correct address as per Note.		Reviewer Comment (2024-10-06): Updated flood cert provided	10/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	821527	xxxxxx	31798361	xxxxxx	10/03/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-10-16): Updated clearance report provided Reviewer Comment (2024-10-09): Clearance report provided however second high risk red flag on report for additional registered loans was not addressed.	10/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	821527	xxxxxx	31798365	xxxxxx	10/03/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-10-02): Client elects to waive			10/02/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820809	xxxxxx	31785572	xxxxxx	10/07/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-10-03): Client elects to waive			10/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820809	xxxxxx	31785573	xxxxxx	10/07/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2024-10-03): Client elects to waive			10/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820809	xxxxxx	31785621	xxxxxx	10/07/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-10-08): FTP provided	10/08/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820809	xxxxxx	31785709	xxxxxx	10/07/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification			Reviewer Comment (2024-10-10): LOE provided for no insurance due to Free and Clear property	10/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820809	xxxxxx	31806389	xxxxxx	10/07/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter, P&L Statement	1) 1) The guidelines require a 24 month P&L. A 20 month P&L was provided for xxxxxx2) Income was used from xxxxxx however no P&L's were provided. The P&L's in file reflect 2 branches for xxxxxx 3) The CPA letter in file does not verify the most recent 2 years tax returns were prepared for xxxxxx xxxxxx was verified twice.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-16): Client elects to waive with verified compensation factors Reviewer Comment (2024-10-10): Updated CPA letter provided verifying returns completed for xxxxxx and updated P&L's provided updating name to xxxxxx Pending receipt of additional P&L for each business as the guidelines require a 24 month P&L and only 20 months was provided.			10/16/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820809	xxxxxx	31807267	xxxxxx	10/07/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Blanket lien on title.		Reviewer Comment (2024-10-08): Clear FTP provided	10/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820809	xxxxxx	31835244	xxxxxx	10/07/2024	Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.		The mortgage lien for the following property is not reported on credit report; xxxxxx, therefore provide one of the following: Credit supplement; or Verification of Mortgage (VOM) Form completed by the creditor; or Loan payment history from the servicer; or Borrower’s proof of payment (e.g., canceled check, bank transfer history, etc).		Reviewer Comment (2024-10-10): Mortgage statements provided verifying history. Allowed per guidelines. Lien just started 6.2024	10/10/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822034	xxxxxx	31807011	xxxxxx	10/08/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-10-14): FTP provided	10/14/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822034	xxxxxx	31807013	xxxxxx	10/08/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2024-10-14): FTP provided	10/14/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822034	xxxxxx	31807644	xxxxxx	10/08/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-10-04): Client elects to waive			10/04/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822052	xxxxxx	31811899	xxxxxx	10/08/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-10-04): Client elects to waive			10/04/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818805	xxxxxx	31800173	xxxxxx	10/08/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-10-09): Approval provided	10/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	D	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818805	xxxxxx	31800218	xxxxxx	10/08/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-10-10): CDA provided Reviewer Comment (2024-10-10): No new documents received. Please try uploading again	10/10/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	D	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818805	xxxxxx	31800691	xxxxxx	10/08/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2024-10-07): Client elects to waive			10/07/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	D	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818805	xxxxxx	31800692	xxxxxx	10/08/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.58384% or Final Disclosure APR of 8.60900% is equal to or greater than the threshold of APOR 6.80% + 1.5%, or 8.30000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2024-10-10): Delivery provided	10/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	D	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818805	xxxxxx	31800693	xxxxxx	10/08/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-10-10): Delivery provided	10/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	D	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818805	xxxxxx	31800696	xxxxxx	10/08/2024	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.			Reviewer Comment (2024-10-15): LOE, signed disclosure and evidence of delivery provided Reviewer Comment (2024-10-10): Acknowledgment provided is signed and dated post-close. To Remediate: the lender or holder may (1) Deliver to the borrower the required disclosure documents, (AFMV signed by the lender). Provide LOE to borrower and evidence of delivery for cure.		10/15/2024		2	C	B	C	B	C	B	C	B	D	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents, (AFMV signed by the lender), and obtain an executed copy; OR (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	C	A	D	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	818805	xxxxxx	31800698	xxxxxx	10/08/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx 12:00:00 AM.	Per the DOT, the loan closed xxxxxx . The Final CD with an issue date of xxxxxx is not signed/dated by the borrower. RTC eligible disbursement is xxxxxx. Per Final CD and Final Closing Statement, disbursement date is xxxxxx. PC-CD reflects disbursement of xxxxxx.	Reviewer Comment (2024-10-14): Final signed CD provided. Rescission requirements met.

Reviewer Comment (2024-10-10): Condition cannot be cleared and is valid. Please review the the original condition. The Final CD with an issue date of xxxxxx is not signed or dated by the borrower. Rescission period: The period within which the consumer may exercise the right to rescind runs for 3 business days from the last of 3 events:
Consummation of the transaction; Delivery of all material disclosures; Delivery to the consumer of the required rescission notice. 3 day mailbox rule applied to Final CD due to not being signed. Assumed receipt is xxxxxx, making eligible disbursement xxxxxx.
															10/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	C	A	D	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	818805	xxxxxx	31800699	xxxxxx	10/08/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Per the DOT, the loan closed xxxxxx . The Final CD with an issue date of xxxxxx is not signed/dated by the borrower. RTC eligible disbursement is xxxxxx. Per Final CD and Final Closing Statement, disbursement date is xxxxxx. PC-CD reflects disbursement of xxxxxx.	Reviewer Comment (2024-10-14): Final signed CD provided. Rescission requirements met.

Reviewer Comment (2024-10-10): Condition cannot be cleared and is valid. Please review the the original condition. The Final CD with an issue date of xxxxxx is not signed or dated by the borrower. Rescission period: The period within which the consumer may exercise the right to rescind runs for 3 business days from the last of 3 events:
Consummation of the transaction; Delivery of all material disclosures; Delivery to the consumer of the required rescission notice. 3 day mailbox rule applied to Final CD due to not being signed. Assumed receipt is xxxxxx, making eligible disbursement xxxxxx.
															10/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	C	A	D	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	823068	xxxxxx	31815314	xxxxxx	10/08/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2024-10-17): Client elects to waive. PDI received dated xxxxxx : No Damage Reviewer Comment (2024-10-16): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx			10/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	822558	xxxxxx	31799957	xxxxxx	10/08/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-10-14): FTP provided	10/14/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822558	xxxxxx	31799958	xxxxxx	10/08/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-10-14): FTP provided	10/14/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815672	xxxxxx	31808827	xxxxxx	10/08/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-10-17): FTP provided	10/17/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	815672	xxxxxx	31830785	xxxxxx	10/08/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the VOM & 6 month pay history for the lien paid off through closing for the subject property. Payoff provided. Borrower and additional owners acquired property through probate, however the guidelines do not state a history does not need to be provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-16): Client elects to waive with verified compensation factors			10/16/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	815672	xxxxxx	31830895	xxxxxx	10/08/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Multiple judgments on title which a payoff contingency for the quiet title inherited by multiple parties.		Reviewer Comment (2024-10-17): Clear FTP provided Reviewer Comment (2024-10-10): The documents provided are not acceptable. Provide the clear final title policy.	10/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	815672	xxxxxx	31830910	xxxxxx	10/08/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Properties owned < 6 months are not allowed for xxxxxx Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-07): Client elects to waive with verified compensation factors			10/07/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	822026	xxxxxx	31825299	xxxxxx	10/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx 1005 or similar form to be fully completed by employer to reflect base hourly/salary, overtime, bonuses and commissions. Information in part II (for borrower’s date of employment, position, probability of continued employment, earnings, continuity, average hours of work, pay increase) and part IV #26 (signature of employer) must not be pre-filled nor electronically filled out. Must be prepared/signed by HR representative, Managers, Company Owners/Officers, Accounting. TWN was provided in lieu of. Investor exception in file.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-08): Client elects to waive with verified compensation factors			10/08/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	822026	xxxxxx	31837126	xxxxxx	10/09/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $284,994.77 is less than Cash From Borrower $356,089.10.	Insufficient funds for cash to close and reserves. The xxxxxx print out for acct xxxxxx reflects a $160,000 wire withdrawal on xxxxxx (which was comprised of $105,000 in gifts), but no evidence of where that wire was sent. Further, per the 1003, acct xxxxxx reflects a full balance was used of $83,994.77 for assets, however $49,985 gift funds were deposited into this account, therefore backed out as to not double count.		Reviewer Comment (2024-10-15): Received Wire in amount of $160,000. This are the funds transferred to the Settlement Agent. Exception cleared.	10/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	822026	xxxxxx	31850358	xxxxxx	10/09/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Insufficient funds for cash to close and reserves. The xxxxxx print out for acct xxxxxx reflects a $160,000 wire withdrawal on xxxxxx (which was comprised of $105,000 in gifts), but no evidence of where that wire was sent. Further, per the 1003, acct xxxxxx reflects a full balance was used of $83,994.77 for assets, however $49,985 gift funds were deposited into this account, therefore backed out as to not double count.		Reviewer Comment (2024-10-15): Received Wire in amount of $160,000. This are the funds transferred to the Settlement Agent. Exception cleared.	10/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	823045	xxxxxx	31804841	xxxxxx	10/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Wire Ticket to Settlement Agent		Reviewer Comment (2024-10-10): Wire ticket provided Reviewer Comment (2024-10-10): Requested document was not provided, received OFAC searches and Escrow Analysis Sheet. Provide document as requested on the original condition. Exception remains.	10/10/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	823045	xxxxxx	31804876	xxxxxx	10/09/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing OFAC -xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrower's/Guarantors, Property Seller's, Brokers, Loan Officer's, Appraisers, Real Estate Agents, Settlement Agents)		Reviewer Comment (2024-10-10): Received OFAC searches for all parties to the transaction. Exception cleared.	10/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	820543	xxxxxx	31825382	xxxxxx	10/09/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-10-10): CU score of 2.5 provided	10/10/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820543	xxxxxx	31861650	xxxxxx	10/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2024-10-14): Received updated Fraud Report. Exception cleared.	10/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820543	xxxxxx	31862385	xxxxxx	10/09/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Investor Exception for Cancelled Checks not provided to establish payment history on a private party VOR.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-09): Client elects to waive with verified compensation factors			10/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	820543	xxxxxx	31918951	xxxxxx	10/16/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													Property inspected post disaster but pre-FEMA declaration of disaster end date.	Reviewer Comment (2024-10-23): Client elect to waive. PDI received dated 10.18.2024: No Damage			10/23/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	821577	xxxxxx	31859121	xxxxxx	10/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-10-15): Received Approval document. Exception cleared Reviewer Comment (2024-10-11): No new documents received. Please try uploading again.	10/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821577	xxxxxx	31859126	xxxxxx	10/10/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-10-11): Supplement provided	10/11/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821577	xxxxxx	31859128	xxxxxx	10/10/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Lease Agreement			Reviewer Comment (2024-10-11): Per client, remove rental income from REO as not needed to qualify and lease cannot be obtained.	10/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821577	xxxxxx	31859129	xxxxxx	10/10/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.		Reviewer Comment (2024-10-11): E-consent provided	10/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821577	xxxxxx	31859168	xxxxxx	10/10/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2024-10-11): Client elects to waive			10/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821577	xxxxxx	31859171	xxxxxx	10/10/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final xxxxxx)	Page 1 of Final CD indicates homeowners insurance are included in escrow, yet page 4 indicates homeowners insurance are not escrowed.		Reviewer Comment (2024-10-17): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-10-14): SitusAMC received Corrected CD. Missing copy of LOE to borrower which accompanied the PCCD to finalize cure.		10/17/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	821577	xxxxxx	31859188	xxxxxx	10/10/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Lease Agreement was not provided		Reviewer Comment (2024-10-11): Per client, remove rental income from REO as not needed to qualify and lease cannot be obtained.	10/11/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	821577	xxxxxx	31859189	xxxxxx	10/10/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (xxxxxx/25% Vacancy Method)	Lease Agreement was not provided		Reviewer Comment (2024-10-11): Per client, remove rental income from REO as not needed to qualify and lease cannot be obtained.	10/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821577	xxxxxx	31859190	xxxxxx	10/10/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Lease Agreement was not provided		Reviewer Comment (2024-10-11): Per client, remove rental income from REO as not needed to qualify and lease cannot be obtained.	10/11/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821577	xxxxxx	31859191	xxxxxx	10/10/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether property taxes are included in escrow. (Final xxxxxx)	Page 1 of Final CD indicates property taxes are not included in escrow, yet page 4 indicates property taxes are escrowed. HOI is not escrowed as Master Policy reflects Walls In Coverage.		Reviewer Comment (2024-10-17): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-10-14): SitusAMC received Corrected CD. Missing copy of LOE to borrower which accompanied the PCCD to finalize cure.		10/17/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	820933	xxxxxx	31877234	xxxxxx	10/10/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-10-18): Updated and cleared report provided	10/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	820130	xxxxxx	31845090	xxxxxx	10/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		1008 in file has the incorrect loan amount and does not reflect the UW name.		Reviewer Comment (2024-10-15): Approval provided Reviewer Comment (2024-10-14): Requested document was not received. Please provide the documents as requested on the original condition. Exception remains.	10/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820130	xxxxxx	31845151	xxxxxx	10/10/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-10-10): Client elects to waive			10/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820130	xxxxxx	31845163	xxxxxx	10/10/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provide the RCE.		Reviewer Comment (2024-10-17): Received RCE.Excpetion cleared.	10/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820130	xxxxxx	31845166	xxxxxx	10/10/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-10-15): Supplement provided	10/15/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820130	xxxxxx	31878020	xxxxxx	10/10/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Lease Agreement, Other	Provide the lease agreement 2 months rent receipt.		Reviewer Comment (2024-10-16): Removed rental income. Not needed to qualify.	10/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820130	xxxxxx	31878023	xxxxxx	10/10/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide evidence property if free and clear. Borrower LOE is not acceptable as well as the property profile report reflects 3 liens not released ($34,500, $172,500 & $129,750)	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-21): Client elects to waive with verified compensation factors Reviewer Comment (2024-10-17): Received Property History Report however 3 liens not released ($34,500, $172,500 & $129,750). Provide evidence property if free and clear. Exception remains.			10/21/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	821445	xxxxxx	31845052	xxxxxx	10/10/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-10-16): Received E-Sign Consent Agreement. Exception cleared.	10/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	821230	xxxxxx	31859219	xxxxxx	10/11/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.		Reviewer Comment (2024-10-16): Received E-sign Consent Agreement. Exception cleared.	10/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	821230	xxxxxx	31859288	xxxxxx	10/11/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	Provide the VVOE dated within 10 days prior to closing.		Reviewer Comment (2024-10-18): VVOE provided	10/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	821230	xxxxxx	31859304	xxxxxx	10/11/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2024-10-11): Client elects to waive			10/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	821230	xxxxxx	31859305	xxxxxx	10/11/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:8952 xxxxxx)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2024-10-11): Client elects to waive			10/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	821230	xxxxxx	31888563	xxxxxx	10/11/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Schedule E Rental Income was used to qualify. Guidelines require tax returns to be signed and dated by the borrower. Tax Transcripts do not clear this condition.		Reviewer Comment (2024-10-18): Signed and dated 1040's provided	10/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	821230	xxxxxx	31888890	xxxxxx	10/11/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		Per the HOA cert, HOA is in litigation. One of the unit owners is suing for unfair treatment per the HOA cert. Investor exception will be required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-10-15): Client elects to waive with verified compensation factors			10/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	821173	xxxxxx	31872136	xxxxxx	10/11/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide evidence the property is Free and Clear.		Reviewer Comment (2024-10-16): Received Satisfaction of Mortgage for the mortgage liens reporting on Fraud Report. Exception cleared.	10/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	821173	xxxxxx	31872171	xxxxxx	10/11/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-10-16): Received UDM dated xxxxxx ; xxxxxx . Exception cleared.	10/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	821173	xxxxxx	31889921	xxxxxx	10/11/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-10-15): Client elects to waive			10/15/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	821173	xxxxxx	31889930	xxxxxx	10/11/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Account Statements - Business, P&L Statement, Paystubs	1) Per guidelines, when the SE tax returns is > 90 days from the Note date, a YTD P&L, Gap P&L and 2 months business bank statements are required. Most recent return in file for the business is 2022. 2) Per guidelines YTD paystubs required when borrower W2's themselves		Reviewer Comment (2024-10-21): Received Underwriter Certificate for Gap P&L and Bank Statement. Exception cleared. Reviewer Comment (2024-10-16): 1. Received YTD paystubs. 2. Received P&L Statement from xxxxxx to xxxxxx . The tax returns in file is for the year 2022. Therefore a Gap P&L for the year 2023 is required. Also 2 months business bank statements are required. Exception remains.	10/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	823229	xxxxxx	31871772	xxxxxx	10/14/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, HI Statement	Evidence of full PITIA not provided in file. The file is missing Mortgage Statement for property address xxxxxx If taxes & Insurance are not escrowed than evidence of taxes and insurance and any HOA is required.		Reviewer Comment (2024-10-16): Received Evidence of full PITIA. Exception cleared.	10/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	823229	xxxxxx	31886971	xxxxxx	10/14/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOM for the property on xxxxxx not provided in file.		Reviewer Comment (2024-10-18): The property at xxxxxx, as it was just purchased, since there is no existing mortgage payment history. Exception cleared. Reviewer Comment (2024-10-16): Received Note and Closing Disclosure. Provide VOM for the property on xxxxxx. Exception remains.	10/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	823229	xxxxxx	31901155	xxxxxx	10/14/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-10-14): Client elects to waive			10/14/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	820057	xxxxxx	31875968	xxxxxx	10/14/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-10-14): Client elects to waive			10/14/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	822445	xxxxxx	31882136	xxxxxx	10/14/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-10-14): Client elects to waive			10/14/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822445	xxxxxx	31882139	xxxxxx	10/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Incomplete CD in file		Reviewer Comment (2024-10-17): SitusAMC received complete CD.	10/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TRID timing exception, no remediation available.	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822445	xxxxxx	31882764	xxxxxx	10/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $10,345.34 may be required.	LE's not provided		Reviewer Comment (2024-10-17): SitusAMC received LE.	10/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822445	xxxxxx	31882765	xxxxxx	10/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,860.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points Fee was not disclosed as Loan estimate document is missing, but was disclosed as $2,860.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $2,860.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2024-10-17): SitusAMC received VCC.	10/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	822445	xxxxxx	31882766	xxxxxx	10/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $895.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7334)	Processing Fee was not disclosed as Loan estimate document is missing, but was disclosed as $895.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $895.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2024-10-17): SitusAMC received VCC.	10/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	822445	xxxxxx	31882767	xxxxxx	10/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $1,150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7355)	Administration Fee was not disclosed as Loan estimate document is missing, but was disclosed as $1,150.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $1,150.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2024-10-17): SitusAMC received VCC.	10/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	822445	xxxxxx	31882768	xxxxxx	10/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $525.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal Fee was not disclosed as Loan estimate document is missing, but was disclosed as $525.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $525.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2024-10-17): SitusAMC received VCC.	10/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	822445	xxxxxx	31882770	xxxxxx	10/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee. Fee Amount of $85.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75187)	Title - Courier / Express Mail / Messenger Fee was not disclosed as Loan estimate document is missing, but was disclosed as $85.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $85.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2024-10-17): SitusAMC received VCC.	10/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	822445	xxxxxx	31882771	xxxxxx	10/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $99.52 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7520)	Credit Report Fee was not disclosed as Loan estimate document is missing, but was disclosed as $99.52 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $99.52, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2024-10-21): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	10/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	822445	xxxxxx	31882775	xxxxxx	10/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,573.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Transfer Tax Fee was not disclosed as Loan estimate document is missing, but was disclosed as $1,573.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $1,573.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2024-10-17): SitusAMC received VCC.	10/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	822445	xxxxxx	31882779	xxxxxx	10/14/2024	Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.		Reviewer Comment (2024-10-14): Client elects to waive			10/14/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Good faith redisclosure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	822445	xxxxxx	31882804	xxxxxx	10/14/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-10-14): Client elects to waive			10/14/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822445	xxxxxx	31903522	xxxxxx	10/14/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Investor exception in file. 6 month of documented payment history not provided (VOM must be supported by alternate documentation reflecting the most recent 6 month history).	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-10-14): Client elects to waive with verified compensation factors			10/14/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822445	xxxxxx	31944233	xxxxxx	10/21/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $99.52 exceeds tolerance of $64.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2024-10-21): Sufficient Cure Provided At Closing		10/21/2024		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	823500	xxxxxx	31858904	xxxxxx	07/12/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-07-19): Final Title Policy received, exception cleared.	07/19/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823500	xxxxxx	31858905	xxxxxx	07/12/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Replacement Estimator is required as coverage shortfall by $37,500.		Reviewer Comment (2024-08-30): Updated HOI provided Reviewer Comment (2024-07-19): Exception Remains - Required Replacement cost estimator from insurance agent or company to verify, Provided document is property report we cannot consider it.	08/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823500	xxxxxx	31858910	xxxxxx	07/12/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Actual Date on Notice of Right to Cancel occurs prior to expected date.	Reviewer Comment (2024-09-29): Corrected RTC, LOE and proof of delivery provided.

Reviewer Comment (2024-08-31): Per prior communication with client, The following will be required to cure this condition:  Corrected RTC, with transaction date of xxxxxx , an expiration date of 3 business days after the borrower signs the corrected RTC, proof of delivery to borrower and LOE as to why rescission is being reopened.  The RTC provided does not reflect correct transaction date, file does not contain evidence of delivery to borrower, and the LOE does not indicate why rescission was reopened.  Also, this condition is not eligible to be waived.
																09/29/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Home Improvement	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	823500	xxxxxx	31858911	xxxxxx	07/12/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy amount not provided.		Reviewer Comment (2024-07-19): Final Title Policy received, exception cleared.	07/19/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823500	xxxxxx	31858912	xxxxxx	08/30/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Revised HOI policy received in trailing docs does not contain the ISAOA language for the mortgagee clause.		Reviewer Comment (2024-09-07): Received updated HOI	09/07/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823499	xxxxxx	31858915	xxxxxx	07/24/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The most recent 12 month P&L statement is borrower prepared, per guidelines it must be CPA or tax preparer firm prepared, causing a loan designation discrepancy.		Reviewer Comment (2024-09-23): Tax preparer P&L received in trailing docs.	09/23/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	823499	xxxxxx	31858916	xxxxxx	07/24/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Schedule C	Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (xxxxxx/Schedule C)	The most recent 12 month P&L statement is borrower prepared, per guidelines it must be CPA or tax preparer firm prepared, causing the loan to waterfall through QM Testing.		Reviewer Comment (2024-09-23): Tax preparer P&L received in trailing docs.	09/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823499	xxxxxx	31858917	xxxxxx	07/24/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The most recent 12 month P&L statement is borrower prepared, per guidelines it must be CPA or tax preparer firm prepared, causing the loan to waterfall through QM Testing.		Reviewer Comment (2024-09-23): Tax preparer P&L received in trailing docs.	09/23/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823499	xxxxxx	31858919	xxxxxx	07/24/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-09-20): Final Title Policy document received - Exception Cleared.	09/20/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823499	xxxxxx	31858920	xxxxxx	07/24/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-09-20): Final Title Policy document received - Exception Cleared.	09/20/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823499	xxxxxx	31858921	xxxxxx	07/24/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The most recent 12 month P&L statement is borrower prepared, per guidelines it must be CPA or tax preparer firm prepared, causing the loan to waterfall through QM Testing.		Reviewer Comment (2024-09-23): Tax preparer P&L received in trailing docs.	09/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823499	xxxxxx	31858922	xxxxxx	07/24/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The most recent 12 month P&L statement is borrower prepared, per guidelines it must be CPA or tax preparer firm prepared,		Reviewer Comment (2024-09-23): Tax preparer P&L received in trailing docs.	09/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823499	xxxxxx	31858923	xxxxxx	07/24/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The most recent 12 month P&L statement is borrower prepared, per guidelines it must be CPA or tax preparer firm prepared, causing the loan to waterfall through QM Testing.		Reviewer Comment (2024-09-23): Tax preparer P&L received in trailing docs.	09/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823508	xxxxxx	31858925	xxxxxx	08/26/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-09-02): Received rate lock in trailing docs.	09/02/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823508	xxxxxx	31858927	xxxxxx	08/26/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	Maryland Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.		Reviewer Comment (2024-09-27): Client elects to waive Reviewer Comment (2024-09-16): Proof is required if the Maryland HPML Disclosure document is communicated to the borrower and acknowledged/signed. Exception remains Reviewer Comment (2024-09-10): Provided MD HPML disclosure does not have provided date or the signed date on it. Exception Remains			09/27/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	823508	xxxxxx	31858928	xxxxxx	08/26/2024	Compliance	Compliance	State Compliance	State HPML	Maryland HPML Threshold Test Non-Compliant	Maryland Higher-Priced Mortgage Loan: APR on subject loan of 9.32777% or Final Disclosure APR of 9.33500% is equal to or greater than the threshold of APOR 6.99% + 1.5%, or 8.49000%. Non-Compliant Higher Priced Loan.	Reviewer Comment (2024-09-27): Client elects to waive

Reviewer Comment (2024-09-16): Proof is required if the Maryland HPML Disclosure document is communicated to the borrower and acknowledged/signed. Exception remains

Reviewer Comment (2024-09-10): Provided MD HPML disclosure does not have provided date or the signed date on it. Exception Remains

Reviewer Comment (2024-09-02): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: Maryland Higher-Priced Mortgage Loan: APR on subject loan of 9.32777% or Final Disclosure APR of 9.33500% is equal to or greater than the threshold of APOR 6.76% + 1.5%, or 8.26000%.  Non-Compliant Higher Priced Loan.
																	09/27/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822894	xxxxxx	31896303	xxxxxx	10/16/2024	Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary State: xxxxxx			Reviewer Comment (2024-10-18): Stamped updated title commitment provided	10/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822894	xxxxxx	31896330	xxxxxx	10/16/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-10-22): Client elects to waive			10/22/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822894	xxxxxx	31896333	xxxxxx	10/16/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2024-10-21): SitusAMC received earliest e-consent.	10/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822894	xxxxxx	31896334	xxxxxx	10/16/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $755.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2024-10-11): Sufficient Cure Provided At Closing		10/11/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	821428	xxxxxx	31896229	xxxxxx	10/16/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-10-16): Client elects to waive			10/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	821428	xxxxxx	31896230	xxxxxx	10/16/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:9542 xxxxxx)			Reviewer Comment (2024-10-16): Client elects to waive			10/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822364	xxxxxx	31920105	xxxxxx	10/18/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-10-18): Client elects to waive			10/18/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	822364	xxxxxx	31920106	xxxxxx	10/18/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:9661 xxxxxx)			Reviewer Comment (2024-10-18): Client elects to waive			10/18/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	822200	xxxxxx	31938861	xxxxxx	10/21/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2024-10-20): Client elects to waive			10/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused